UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 55.9%
Federal Farm Credit Banks
0.570%, 10/03/16	$800	$800,000
1.700%, 10/28/16	1,500	1,501,325
0.480%, 11/04/16	1,500	1,500,143
0.621%, 12/06/16 •	250	250,039
0.554%, 12/28/16 •	1,000	1,000,069
0.534%, 01/30/17 •	4,000	4,000,474
0.630%, 02/14/17 •	7,000	7,003,099
0.551%, 02/23/17 •	1,000	1,000,057
0.572%, 03/29/17 •	1,000	1,000,225
Federal Home Loan Banks
5.125%, 10/19/16	3,865	3,872,820
0.575%, 10/26/16 •	5,000	5,000,417
0.625%, 11/23/16	3,285	3,285,896
1.300%, 11/30/16	790	791,044
0.682%, 12/01/16 •	2,000	2,000,000
4.750%, 12/16/16	3,090	3,116,932
0.720%, 03/06/17	500	500,424
0.875%, 03/10/17	500	500,773
0.625%, 04/26/17	2,000	2,001,230
0.532%, 06/01/17 •	2,000	2,000,000
0.815%, 09/07/17 •	2,000	2,004,243
Federal Home Loan Mortgage Corp.
0.875%, 10/14/16	1,925	1,925,270
5.125%, 10/18/16	4,038	4,045,642
0.625%, 11/01/16	500	500,076
0.625%, 12/05/16	1,000	1,000,299
0.500%, 01/27/17	1,635	1,635,282
5.000%, 02/16/17	1,730	1,758,846
0.875%, 02/22/17	262	262,370
0.709%, 04/26/17 •	300	300,518
1.250%, 05/12/17	1,299	1,304,476
Federal National Mortgage Association
1.375%, 11/15/16	460	460,487
5.000%, 02/13/17	3,000	3,049,288
1.125%, 04/27/17	800	802,195
Tennessee Valley Authority
4.875%, 12/15/16	5,785	5,836,152
5.500%, 07/18/17	1,500	1,557,061

Total AGENCY OBLIGATION (Cost $67,567,172)		67,567,172

U.S. TREASURY OBLIGATIONS — 39.6%
U.S. Treasury Note
0.363%, 10/31/16 •	13,000	13,000,051
4.625%, 11/15/16	3,000	3,014,023
7.500%, 11/15/16	2,000	2,016,045
0.625%, 12/31/16	6,000	6,003,254
0.875%, 12/31/16	1,000	1,000,298
3.250%, 12/31/16	2,500	2,516,242
0.394%, 01/31/17 •	6,000	6,000,818
0.625%, 02/15/17	2,000	2,000,862
4.625%, 02/15/17	2,000	2,030,095
0.875%, 02/28/17	3,500	3,505,059
3.000%, 02/28/17	1,000	1,010,004
0.750%, 03/15/17	1,000	1,000,837
3.250%, 03/31/17	1,000	1,013,039

	Par (000)	Value†

0.500%, 04/30/17	$700	$700,054
0.387%, 07/31/17 •	3,000	3,000,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,811,466)		47,811,466

	Number of Shares
SHORT-TERM INVESTMENTS — 9.5%
BlackRock Liquidity Funds MuniFund Portfolio - Institutional Shares	1	1
BlackRock Liquidity Funds TempFund - Institutional Shares	1	1
Federated Prime Obligations Fund - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio - Class I	1	1
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	650	650
Goldman Sachs Financial Square Funds - Government Fund	11,527,659	11,527,659
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $11,528,315)		11,528,315

TOTAL INVESTMENTS — 105.0% (Cost $126,906,953)		$126,906,953

Other Assets & Liabilities — (5.0)%		(6,005,640)

TOTAL NET ASSETS — 100.0%		$120,901,313

†	See Security Valuation Note.
•	Variable Rate Security.

Maturity Schedule (days)	Market Value	Percentage of Portfolio	Cumulative
1 to 7	19,581,453	15.4%	15.4%
8 to 14	23,926,923	18.9%	34.3%
15 to 30	21,721,548	17.1%	51.4%
31 to 60	10,776,669	8.5%	59.9%
61 to 90	16,748,670	13.2%	73.1%
91 to 120	11,155,077	8.8%	81.9%
121 to 150	9,101,461	7.2%	89.1%
150+	13,895,152	10.9%	100.00%

Total Per Trial Balance	126,906,953	100.00%

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$47,811,466	$—	$47,811,466	$—
AGENCY OBLIGATION	67,567,172	—	67,567,172	—
SHORT-TERM INVESTMENTS	11,528,315	11,528,315	—	—

TOTAL INVESTMENTS	$126,906,953	$11,528,315	$115,378,638	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 24.9%
Ally Auto Receivables Trust 2014-2, Class B 2014 2.100%, 03/16/20	$1,000	$1,011,254
Ally Master Owner Trust, Class A 1.540%, 09/15/19	1,000	1,003,611
AmeriCredit Automobile Receivables Trust 2013-5, Class C 2.290%, 11/08/19	1,000	1,005,969
Black Diamond CLO 2006-1 Luxembourg SA, Class D 2.102%, 04/29/19 144A @,•	2,500	2,482,080
Black Diamond CLO 2006-1, Luxembourg SA, Class C 1.442%, 04/29/19 144A @,•	2,000	1,980,400
BMW Vehicle Lease Trust 2015-1 2015 1.240%, 12/20/17	1,515	1,517,054
Brentwood CLO Corp. 2006-1A, Class B 1.577%, 02/01/22 144A @,•	2,000	1,906,780
Chesapeake Funding LLC, Class B 1.319%, 03/07/26 144A @,•	1,080	1,076,233
Chrysler Capital Auto Receivables Trust Series 2013-BA, Class C 2.240%, 09/16/19 144A @	1,705	1,722,360
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	1,743	1,737,647
CPS Auto Receivables Trust 2014-A, Class A 1.210%, 08/15/18 144A @	87	86,962
Cratos CLO Ltd. 2007-1A D 3.211%, 05/19/21 144A @,•	2,000	1,989,762
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	1,279	1,293,204
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34 •	6	6,443
Ford Credit Auto Owner Trust 2012-C, Class B 1.270%, 12/15/17	934	934,323
Ford Credit Auto Owner Trust 2012-D, Class D 1.970%, 05/15/19	1,800	1,800,914
Ford Credit Auto Owner Trust 2013-D, Class B 2013 1.540%, 03/15/19	2,780	2,781,784
Ford Credit Auto Owner Trust 2014-A, Class B 1.710%, 05/15/19	1,450	1,452,012
Gleneagles CLO Ltd. 2005-1A C, Class C 1.657%, 11/01/17 144A @,•	1,192	1,185,849
Golden Credit Card Trust 1.390%, 07/15/19 144A @	2,000	2,003,097
Honda Auto Receivables 2014-2 Owner Trust 2014 0.770%, 03/19/18	833	832,504

	Par (000)	Value†

Hyundai Auto Lease Securitization Trust 2014-B 1.540%, 12/17/18 144A @	$1,100	$1,101,544
Jasper CLO Ltd. 2005-1A, Class C 1.659%, 08/01/17 144A @,•	1,633	1,631,873
Popular ABS Mortgage Pass-Through Trust 2004-4 4.628%, 09/25/34 •	1	1,322
Red River CLO Ltd. 1A C 1.477%, 07/27/18 144A @,•	1,343	1,342,474
Rockwall CDO II Ltd. 2007-1A 1.457%, 08/01/24 144A @,•	2,065	1,996,646
Rockwall CDO Ltd. 2006-1A 1.257%, 08/01/21 144A @,•	627	627,063
SACO I, Inc. 2005-4 1.425%, 06/25/35 144A @,•	39	38,486
Santander Drive Auto Receivables Trust 2013-2, Class C 2013 1.950%, 03/15/19	1,844	1,849,082
SLM Private Education Loan Trust 2012-A 2012 1.924%, 08/15/25 144A @,•	709	710,130
SLM Student Loan Trust 2004-4, Class B 1.095%, 01/27/25 •	2,200	2,198,745
SLM Student Loan Trust 2005-10, Class B 0.985%, 10/26/26 •	2,438	2,387,373
Stone Tower CLO VII Ltd. 2007-7A, Class B 2.950%, 08/30/21 144A @,•	2,000	1,999,980
Toyota Auto Receivables 2016-C 2016 1.000%, 01/15/19	2,000	1,999,454
Volvo Financial Equipment LLC Series 2013-1, Class C 1.620%, 08/17/20 144A @	1,000	1,000,925
Westchester CLO Ltd. 2007-1A B 1.197%, 08/01/22 144A @,•	2,500	2,402,065
World Financial Network Credit Card Master Trust 2012-B, Class A 1.760%, 05/17/21	2,032	2,043,023

TOTAL ASSET BACKED SECURITIES (Cost $52,826,574)		53,140,427

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
SLM Student Loan Trust 2004-7 0.885%, 01/27/20 •	273	272,570
SLM Student Loan Trust 2004-7, Class B 1.075%, 04/25/25 •	3,612	3,609,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,798,186)		3,882,510

COMMERCIAL MORTGAGE BACKED SECURITIES — 9.1%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY, Class B 2.024%, 09/15/26 144A @,•	1,000	997,448

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF 2011-K701 Mortgage Trust, Class B 2011 4.436%, 07/25/48 144A @,•	$2,000	$2,039,644
FREMF Mortgage Trust Series 2010-K6 Class B 5.533%, 12/25/46 144A @,•	3,000	3,253,084
FREMF Mortgage Trust Series 2012-K708 Class C 3.883%, 02/25/45 144A @,•	2,000	1,999,776
FREMF Mortgage Trust Series 2012-K710 Class C 3.952%, 06/25/47 144A @,•	2,110	2,131,833
FREMF Mortgage Trust Series 2013-KF02 Class C 4.522%, 12/25/45 144A @,•	442	443,874
FREMF Mortgage Trust, Series 2013-K713 Class C 3.274%, 04/25/46 144A @,•	2,400	2,392,708
Government National Mortgage Association 2011 3.200%, 11/16/44	1,765	1,782,510
GSCCRE Commercial Mortgage Trust 2015-HULA, Class B 2015 2.824%, 08/15/32 144A @,•	2,000	1,985,018
HILT 2014-ORL Mortgage Trust, Class B 1.724%, 07/15/29 144A @,•	2,500	2,432,135

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $19,698,488)		19,458,030

CORPORATE BONDS — 36.8%
Aerospace & Defense — 0.5%
BAE Systems PLC 3.500%, 10/11/16 144A @	1,000	1,000,455

Airlines — 3.6%
American Airlines 2013-2 Class C Pass Through Trust 6.000%, 01/15/17 144A @	1,949	1,968,194
Continental Airlines 2000-2 Class A-1 Pass Through Trust 7.707%, 04/02/21	516	562,577
Delta Air Lines 2010-1 Class A Pass Through Trust, Class A 6.200%, 07/02/18	1,201	1,276,259
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 11/01/19	1,220	1,385,025
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 11/01/17	1,943	2,064,914
UAL 2009-2A Pass-Through Trust 9.750%, 01/15/17	351	358,220

		7,615,189

	Par (000)	Value†

Auto Manufacturers — 0.9%
American Honda Finance Corp. 1.550%, 12/11/17	$2,000	$2,009,798

Banks — 6.6%
Citigroup, Inc. 1.949%, 08/02/21 •	1,500	1,507,428
HSBC Holdings PLC 2.354%, 01/05/22 •	2,000	2,008,960
JPMorgan Chase & Co. 1.337%, 02/15/17 •	1,385	1,386,939
2.000%, 08/15/17	2,000	2,011,446
JPMorgan Chase Bank NA 1.450%, 09/21/18	1,000	1,000,531
State Street Corp. 4.956%, 03/15/18	3,000	3,131,931
Wells Fargo & Co. 1.740%, 07/26/21 •	2,000	2,006,336
Wells Fargo Bank NA 6.000%, 11/15/17	1,000	1,051,191

		14,104,762

Beverages — 1.3%
Constellation Brands, Inc. 7.250%, 05/15/17	1,750	1,809,063
SABMiller Holdings, Inc. 1.447%, 08/01/18 144A @,•	900	900,275

		2,709,338

Computers — 0.9%
EMC Corp. 1.875%, 06/01/18	2,000	1,968,344

Diversified Financial Services — 5.0%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,026,980
Air Lease Corp. 2.625%, 09/04/18	2,000	2,018,172
Ally Financial, Inc.
3.600%, 05/21/18	1,000	1,015,000
3.250%, 11/05/18	1,000	1,005,000
Ford Motor Credit Co. LLC 1.724%, 12/06/17	2,000	2,001,880
Icahn Enterprises LP 3.500%, 03/15/17	1,000	1,001,200
Visa, Inc. 1.200%, 12/14/17	2,646	2,652,377

		10,720,609

Electric — 1.0%
Israel Electric Corp. Ltd. 6.700%, 02/10/17 144A @	1,000	1,016,120
San Diego Gas & Electric Co. 1.914%, 02/01/22	1,261	1,259,771

		2,275,891

Electronics — 1.2%
Fortive Corp. 1.800%, 06/15/19 144A @	1,500	1,504,124

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — (continued)
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	$1,000	$1,002,043

		2,506,167

Food — 0.2%
WM Wrigley Jr. Co. 1.400%, 10/21/16 144A @	500	500,134

Gas — 1.4%
Sabine Pass LNG LP 7.500%, 11/30/16	3,000	3,022,500

Healthcare Products — 0.5%
Stryker Corp. 2.000%, 03/08/19	1,000	1,012,572

Healthcare Services — 1.2%
Aetna Inc. 1.700%, 06/07/18	1,500	1,504,779
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,037,500

		2,542,279

Internet — 0.5%
eBay Inc. 2.500%, 03/09/18	1,000	1,014,142

Machinery - Diversified — 0.5%
Stanley Black & Decker, Inc. 2.451%, 11/17/18	1,000	1,021,685

Media — 2.0%
Cablevision Systems Corp. 8.625%, 09/15/17	1,000	1,047,500
Comcast Cable Communications LLC 8.875%, 05/01/17	2,150	2,242,656
Thomson Reuters Corp. 1.300%, 02/23/17	1,000	1,000,510

		4,290,666

Oil & Gas — 1.9%
Chevron Corp. 1.345%, 11/15/17	2,000	2,004,102
Murphy Oil Corp. 3.500%, 12/01/17	1,000	1,017,348
Statoil ASA 3.125%, 08/17/17	1,000	1,016,073

		4,037,523

Oil & Gas Services — 1.4%
Cameron International Corp. 1.150%, 12/15/16	1,000	1,000,313
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	2,037,344

		3,037,657

Pharmaceuticals — 0.9%
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,000	1,998,974

	Par (000)	Value†

Pipelines — 0.5%
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	$1,000	$1,011,747

Semiconductors — 0.7%
NXP BV/NXP Funding LLC 3.750%, 06/01/18 144A @	1,000	1,028,750
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	495	496,135

		1,524,885

Software — 0.5%
Activision Blizzard Inc. 2.300%, 09/15/21 144A @	1,000	1,002,611

Telecommunications — 2.4%
Crown Castle Towers LLC 6.113%, 01/15/20 144A @	1,867	2,069,102
Sprint Communications, Corp. 6.000%, 12/01/16	2,000	2,010,000
Verizon Communications, Inc. 1.350%, 06/09/17	1,000	1,001,228

		5,080,330

Trucking and Leasing — 1.2%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,518,750
GATX Corp. 1.250%, 03/04/17	1,000	999,316

		2,518,066

TOTAL CORPORATE BONDS (Cost $78,150,371)		78,526,324

MUNICIPAL NOTE — 0.2%
Regional — 0.2%
La Paz County Industrial Development Authority 6.250%, 12/01/19 (Cost $387,451)	375	374,801

RESIDENTIAL MORTGAGE BACKED SECURITIES — 1.3%
Collateralized Mortgage Obligations — 1.3%
Fannie Mae REMICS 0.725%, 10/27/37 •	2,686	2,681,577

Fannie Mae Pool — 0.0%
4.000%, 06/01/20	99	102,762

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,766,955)		2,784,339

U.S TREASURY OBLIGATION — 9.4%
U.S. Treasury Note
0.500%, 01/31/17	1,000	1,000,585
0.875%, 02/28/17	1,250	1,252,626
0.875%, 05/15/17	1,800	1,803,656
0.750%, 12/31/17	6,000	6,002,580

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
U.S TREASURY OBLIGATION — (continued)
1.000%, 03/15/18	$1,250	$1,254,834
1.250%, 12/15/18	3,000	3,028,125
0.875%, 04/15/19	1,500	1,500,996
1.125%, 04/30/20	1,500	1,506,387
0.125%, 04/15/21	2,538	2,591,399

Total U.S TREASURY OBLIGATION (Cost $19,898,152)		19,941,188

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	3,747,009	3,747,009
BlackRock Liquidity Funds TempFund - Institutional Shares	218	218
Federated Prime Obligations Fund -Class I	408	408
Fidelity Institutional Prime Money Market Portfolio - Class I	198	198
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	1,025	1,025
Wells Fargo Advantage Government Money Market Fund - Institutional Class	77	77
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class	5	5
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $3,748,941)		3,748,941

TOTAL INVESTMENTS — 85.3% (Cost $181,275,118)(a)		$181,856,560

Other Assets & Liabilities — 14.7%		31,230,487

TOTAL NET ASSETS — 100.0%		$213,087,047

†	See Security Valuation Note.
144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $181,291,128. Net unrealized appreciation was $565,432. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $916,771 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $351,339.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 09/30/2016 ††
United States	83%
Cayman Islands	8
Canada	2
Luxembourg	2
United Kingdom	2
Ireland	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S TREASURY OBLIGATION	$19,941,188	$—	$19,941,188	$—
ASSET BACKED SECURITIES	53,140,427	—	53,140,427	—
COLLATERALIZED MORTGAGE OBLIGATIONS	3,882,510	—	3,882,510	—
COMMERCIAL MORTGAGE BACKED SECURITIES	19,458,030	—	19,458,030	—
CORPORATE BONDS	78,526,324	—	78,526,324	—
MUNICIPAL NOTES	374,801	—	374,801	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	2,784,339	—	2,784,339	—
SHORT-TERM INVESTMENTS	3,748,941	3,748,941	—	—

TOTAL INVESTMENTS	$181,856,560	$3,748,941	$178,107,619	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 0.4%
Government National Mortgage Association — 0.4%
Governmet National Mortgage Association 2011, • 4.439%, 10/16/45 (Cost $2,137,502)	$2,000	$2,259,007

ASSET BACKED SECURITIES — 15.1%
Brentwood CLO Corp. 2006-1A, Class B 1.577%, 02/01/22 144A @,•	4,000	3,813,560
Chase Issuance Trust 07-B1 0.785%, 04/15/19 •	2,000	1,998,759
Chrysler Capital Auto Receivables Trust 2014-BA 2.700%, 05/15/20 144A @	3,000	3,040,216
Conseco Financial Corp. 1996-10 7.240%, 11/15/28 •	408	344,186
Cratos CLO Ltd. 2007-1A D 3.211%, 05/19/21 144A @,•	3,000	2,984,643
Cratos CLO Ltd. 2007-1A E 5.811%, 05/19/21 144A @,•	3,000	2,999,826
Emerson Place CLO Ltd. 2006-1A C 1.450%, 01/15/19 144A @,•	3,200	3,043,146
Ford Credit Auto Owner Trust 2012-D 1.010%, 05/15/18	2,385	2,384,081
Ford Credit Auto Owner Trust 2013-D, Class B 2013 1.540%, 03/15/19	6,800	6,804,364
Gleneagles CLO Ltd. 2005-1A C, Class C 1.657%, 11/01/17 144A @,•	1,490	1,482,311
Honda Auto Receivables 2014-1 Owner Trust 2014 1.040%, 02/21/20	3,750	3,751,350
Jasper CLO Ltd. 2005-1A, Class C 1.659%, 08/01/17 144A @,•	3,007	3,006,082
Keycorp Student Loan Trust 2006-A 1.163%, 09/27/35 •	3,689	3,647,482
Red River CLO Ltd. 1A C 1.477%, 07/27/18 144A @,•	2,350	2,349,329
Rockwall CDO II Ltd. 2007-1A•
1.007%, 08/01/24 144A @	3,960	3,936,255
1.457%, 08/01/24 144A @	4,000	3,867,596
Rockwall CDO Ltd. 2006-1A 1.257%, 08/01/21 144A @,•	941	940,594
SACO I, Inc. 2005-4 1.425%, 06/25/35 144A @,•	116	115,458
SLC Student Loan Trust 2005-1 1.017%, 02/15/45 •	5,889	4,968,517
SLM Student Loan Trust 2004-4, Class B 1.095%, 01/27/25 •	5,800	5,796,692
SLM Student Loan Trust 2005-10, Class B 0.985%, 10/26/26 •	5,000	4,896,171
SLM Student Loan Trust 2012-6 1.525%, 04/27/43 •	7,205	6,197,340
Stone Tower CLO VII Ltd. 2007-7A, Class B 2.950%, 08/30/21 144A @,•	3,000	2,999,970

	Par (000)	Value†

Westchester CLO Ltd. 2007-1A B 1.197%, 08/01/22 144A @,•	$4,500	$4,323,717
TOTAL ASSET BACKED SECURITIES (Cost $80,264,182)		79,691,645

COMMERCIAL MORTGAGE BACKED SECURITIES — 19.9%
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	1,000	1,106,505
Chase Mortgage Trust 2016-2 2016 3.750%, 12/25/45 144A @,•	3,820	3,954,347
Citigroup Deutsche Bank Commercial Mortgage Trust 2007-CD4 5.322%, 12/11/49	647	649,628
FHLMC Multifamily Structured Pass Through Certificates 3.010%, 07/25/25	5,405	5,805,888
FREMF Mortgage Trust Series 2010-K6 Class B 5.533%, 12/25/46 144A @,•	7,795	8,452,596
FREMF Mortgage Trust Series 2012-K18 Class B 4.400%, 01/25/45 144A @,•	6,000	6,522,533
FREMF Mortgage Trust Series 2012-K19 Class C 4.173%, 05/25/45 144A @,•	4,500	4,632,018
FREMF Mortgage Trust Series 2012-K20 Class C 4.005%, 05/25/45 144A @,•	6,000	6,084,014
FREMF Mortgage Trust Series 2012-K21 Class C 4.071%, 07/25/45 144A @,•	4,720	4,800,234
FREMF Mortgage Trust Series 2012-K23 Class C 3.782%, 10/25/45 144A @,•	5,000	4,986,483
FREMF Mortgage Trust Series 2012-K707 Class B 4.019%, 01/25/47 144A @,•	8,272	8,597,578
FREMF Mortgage Trust Series 2012-K710 Class C 3.952%, 06/25/47 144A @,•	5,175	5,228,548
FREMF Mortgage Trust Series 2012-K711 Class C 3.684%, 08/25/45 144A @,•	6,000	6,045,299
FREMF Mortgage Trust Series 2013-K27 Class C 3.616%, 01/25/46 144A @,•	5,000	4,893,210
FREMF Mortgage Trust Series 2013-K28 Class C 3.614%, 06/25/46 144A @,•	4,751	4,632,006
FREMF Mortgage Trust Series 2013-KF02 Class C 4.522%, 12/25/45 144A @,•	442	443,874
FREMF Mortgage Trust Series 2014-K37 Class B 4.713%, 01/25/47 144A @,•	5,825	6,357,468

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust Series 2014-K40 Class B 4.209%, 11/25/47 144A @,•	$4,500	$4,813,080
FREMF Mortgage Trust Series 2014-K41 Class B 3.961%, 11/25/47 144A @,•	5,000	5,261,898
FREMF Mortgage Trust Series 2014-K503 Class B 3.080%, 10/25/47 144A @,•	5,000	5,065,188
FREMF Mortgage Trust Series 2015-K44 Class B 3.811%, 01/25/48 144A @,•	5,000	4,980,777
HILT 2014-ORL Mortgage Trust, Class B 1.724%, 07/15/29 144A @,•	1,500	1,459,281
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 01/15/49	704	708,872

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $104,121,904)		105,481,325

CORPORATE BONDS — 35.2%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,163,623

Airlines — 3.4%
American Airlines 2013-2 Class C Pass Through Trust 6.000%, 01/15/17 144A @	4,122	4,162,730
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	2,110	2,491,869
Delta Air Lines 2015-1 Class B Pass Through Trust 4.250%, 07/30/23	2,824	2,915,318
UAL 2009-1 Pass Through Trust 10.400%, 11/01/16	2,105	2,107,096
United Airlines 2016-1 Class AA Pass Through Trust 3.100%, 07/07/28	3,000	3,067,800
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17	3,113	3,229,849

		17,974,662

Apparel — 0.6%
Under Armour, Inc. 3.250%, 06/15/26	3,000	3,020,253

Banks — 4.7%
Bank of America Corp. 5.650%, 05/01/18	1,000	1,060,767
JPMorgan Chase & Co. 3.875%, 09/10/24	3,600	3,789,986
Morgan Stanley 5.950%, 12/28/17	2,050	2,158,535

	Par (000)	Value†

Banks — (continued)
State Street Corp. 4.956%, 03/15/18	$7,915	$8,263,078
Wachovia Corp. 1.120%, 06/15/17 •	5,350	5,350,701
Wells Fargo & Co. 3.000%, 02/19/25	4,000	4,062,008

		24,685,075

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,000	3,222,000

Biotechnology — 0.8%
Amgen, Inc. 2.700%, 05/01/22	3,000	3,094,938
Biogen Idec, Inc. 6.875%, 03/01/18	1,000	1,076,470

		4,171,408

Commercial Services — 0.5%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,922,250
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	1,015,947

		2,938,197

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.450%, 06/15/23 144A @	3,000	3,214,371

Diversified Financial Services — 2.3%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,096,156
American Express Co. 6.150%, 08/28/17	2,000	2,084,316
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	4,000	4,489,460
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,381,461

		12,051,393

Electric — 0.2%
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,044,080

Engineering & Construction — 0.6%
SBA Tower Trust 3.156%, 10/15/20 144A @	3,000	3,029,160

Food — 1.2%
Kellogg Co. 4.500%, 04/01/46	3,000	3,244,878
Kraft Heinz Foods Co. 3.000%, 06/01/26	2,000	2,015,956
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,016,244

		6,277,078

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	$2,500	$2,612,658

Gas — 0.8%
Sabine Pass LNG LP 7.500%, 11/30/16	4,380	4,412,850

Healthcare Products — 1.2%
Becton Dickinson and Co. 3.300%, 03/01/23	1,103	1,164,511
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,048,678
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,019,199
Stryker Corp. 3.375%, 11/01/25	2,000	2,097,714
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,077,935

		6,408,037

Housewares — 0.4%
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	2,178,216

Insurance — 1.1%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	4,925	6,081,464

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,043,870

Lodging — 0.7%
Starwood Hotels & Resorts Worldwide, Inc. 4.500%, 10/01/34	3,500	3,669,288

Media — 1.8%
Belo Corp. 7.750%, 06/01/27	2,000	2,160,000
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/22 144A @	3,000	3,237,186
Comcast Cable Communications LLC 8.875%, 05/01/17	2,905	3,030,194
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,337,312

		9,764,692

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,054,077

Oil & Gas — 1.8%
Anadarko Petroleum Corp. 0.000%, 10/10/36 ¤	7,500	2,905,057
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,093,831

	Par (000)	Value†
Oil & Gas — (continued)
BP Capital Markets PLC 2.500%, 11/06/22	$2,500	$2,525,105
Murphy Oil Corp. 3.500%, 12/01/17	3,000	3,052,044

		9,576,037

Pharmaceuticals — 2.8%
Abbvie, Inc. 2.300%, 05/14/21	3,000	3,026,055
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,249,159
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,168,392
Mylan NV 3.000%, 12/15/18 144A @	2,000	2,044,094
Perrigo Co. PLC 4.000%, 11/15/23	3,134	3,222,338
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,363,102

		15,073,140

Pipelines — 0.7%
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875%, 03/01/22	2,000	2,205,352
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	1,500	1,517,621

		3,722,973

Real Estate Investment Trusts — 1.1%
American Tower Corp. 4.700%, 03/15/22	2,500	2,778,747
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,974,197

		5,752,944

Retail — 1.9%
McDonald’s Corp. 5.700%, 02/01/39	2,110	2,645,754
Rite Aid Corp. 6.125%, 04/01/23 144A @	4,000	4,316,680
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	3,000	3,016,428

		9,978,862

Software — 0.6%
Activision Blizzard, Inc. 6.125%, 09/15/23 144A @	2,000	2,197,500
Qunitiles IMS, Inc. 5.000%, 10/15/26 144A @	1,000	1,040,000

		3,237,500

Telecommunications — 2.0%
Alcatel-Lucent USA, Inc. 6.500%, 01/15/28	3,000	3,270,000
Crown Castle Towers LLC 3.663%, 05/15/25 144A @	4,000	4,216,040
Sprint Communications, Corp. 6.000%, 12/01/16	3,000	3,015,000

		10,501,040

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — 0.8%
BNSF Railway Co. 2015-1 Pass Through Trust 3.442%, 06/16/28 144A @	$2,887	$3,040,144
Federal Express Corp 1999 Pass Through Trust 7.650%, 01/15/22	1,028	1,201,794

		4,241,938

Trucking and Leasing — 0.5%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,531,250

TOTAL CORPORATE BONDS (Cost $180,930,430)		186,632,136

RESIDENTIAL MORTGAGE BACKED SECURITIES — 11.1%
Fannie Mae Pool — 10.5%
4.000%, 08/01/41	5,809	6,257,182
2.500%, 01/01/43	2,949	2,989,242
2.500%, 02/01/43	8,518	8,633,041
3.000%, 03/01/43	8,299	8,646,251
2.500%, 05/01/43	11,465	11,599,792
3.500%, 09/01/43	1,575	1,667,370
3.000%, 11/01/46	15,000	15,554,483

		55,347,361

Freddie Mac Gold Pool — 0.5%
3.500%, 01/01/41	2,119	2,242,070
3.500%, 02/01/41	622	656,435

		2,898,505

Ginnie Mae Pool — 0.1%
6.000%, 10/15/38	342	392,160
6.000%, 10/15/38	204	233,217

		625,377

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $56,557,825)		58,871,243

U.S TREASURY OBLIGATION — 19.5%
U.S. Treasury Bond
1.375%, 01/31/20	3,000	3,039,258
2.125%, 01/31/21	2,600	2,709,483
2.250%, 11/15/24	3,000	3,167,460
2.125%, 05/15/25	3,000	3,136,407
1.625%, 05/15/26	2,700	2,703,586
4.375%, 02/15/38	7,000	9,763,908
3.000%, 05/15/42	3,000	3,420,117
3.125%, 02/15/43	4,000	4,660,468
3.625%, 08/15/43	4,200	5,346,961
3.750%, 11/15/43	3,500	4,555,194
2.500%, 05/15/46	3,000	3,105,000
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/24	4,641	4,869,083
0.250%, 01/15/25	15,240	15,522,580
0.375%, 07/15/25	3,044	3,143,981
1.000%, 02/15/46	3,047	3,368,127

	Par (000)	Value†

U.S. Treasury Note
0.625%, 05/31/17	$750	$750,146
0.625%, 08/31/17	900	899,754
0.750%, 12/31/17	2,500	2,501,075
2.000%, 07/31/22	5,000	5,195,115
1.500%, 02/28/23	6,500	6,550,525
1.750%, 05/15/23	5,000	5,112,305
2.500%, 08/15/23	4,000	4,285,156
2.000%, 02/15/25	5,000	5,177,735

Total U.S TREASURY OBLIGATION (Cost $97,647,618)		102,983,424

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity Funds TempFund - Institutional Shares	448	448
Federated Prime Obligations Fund - Class I	312	312
Fidelity Institutional Prime Money Market Portfolio - Class I	273	273
Fidelity Institutional Prime Money Market Portfolio - Institutional Class	718	718
Wells Fargo Advantage Government Money Market Fund – Institutional Class	52	52
Wells Fargo Advantage Heritage Money Market Fund – Institutional Class	1	1
Wells Fargo Advantage Municipal Cash Management Money Market Fund - Institutional Class	1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $1,805)		1,805

TOTAL INVESTMENTS — 101.2% (Cost $521,661,266)(a)		$535,920,585

Other Assets & Liabilities — (1.2)%		(6,371,981)

TOTAL NET ASSETS — 100.0%		$529,548,604

†	See Security Valuation Note.
144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $521,693,241. Net unrealized appreciation was $14,227,344. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,389,331 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,161,987.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 09/30/2016††
United States	91%
Cayman Islands	7
Ireland	1
United Kingdom	1

Total	100%

†† % of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S TREASURY OBLIGATION	$102,983,424	$—	$102,983,424	$—
AGENCY OBLIGATIONS	2,259,007	—	2,259,007	—
ASSET BACKED SECURITIES	79,691,645	—	79,691,645	—
COMMERCIAL MORTGAGE BACKED SECURITIES	105,481,325	—	105,481,325	—
CORPORATE BONDS	186,632,136	—	186,632,136	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	58,871,243	—	58,871,243	—
SHORT-TERM INVESTMENTS	1,805	1,805	—	—

TOTAL INVESTMENTS	$535,920,585	$1,805	$535,918,780	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	$325	$339,625
VB-S1 Issuer LLC 2016 6.901%, 06/15/46 144A @	95	96,057
TOTAL ASSET BACKED SECURITIES (Cost $420,000)		435,682

	Number of Shares	Value†
COMMON STOCKS — 1.1%
Diversified Financial Services — 0.0%
Sentry Holdings A Shares*^,~	294	0

Electric — 0.1%
NRG Energy, Inc.	18,174	203,731

Entertainment — 0.0%
New Cotai Participation Class B*144A@,^,~	1	24,398

Media — 0.3%
Altice N.V. Class A*	4,116	73,841
Altice N.V. Class B*	1,372	24,706
Liberty Broadband Corp.*	3,500	250,180
Liberty Global PLC*	2,300	75,992
Liberty Global PLC LiLAC*	286	8,022

		432,741

Oil & Gas — 0.3%
Rowan Cos PLC*	14,775	223,989
YPF S.A. ADR	12,250	223,195

		447,184

Real Estate — 0.1%
The Howard Hughes Corp.*	1,675	191,787

Telecommunications — 0.3%
First Data Corp.*	10,500	138,180
T-Mobile US, Inc.*	9,400	439,168

		577,348

TOTAL COMMON STOCKS (Cost $1,788,812)		1,877,189

PREFERRED STOCKS — 0.6%
Diversified Financial Services — 0.0%
Sentry Holdings B Pref Shrs*^,~	65,529	62,852

Electric — 0.2%
NextEra Energy, Inc.	7,200	358,560

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^,~	725	0

Pharmaceuticals — 0.2%
Allergan PLC	337	276,889

	Number of Shares	Value†

Telecommunications — 0.2%
Crown Castle International Corp. CONV.	1,550	$175,181
T-Mobile US, Inc.	1,463	114,217

		289,398

TOTAL PREFERRED STOCKS (Cost $1,040,880)		987,699

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
American Tower Corp.	1,207	133,844
American Tower Corp.	1,325	145,207
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,200)		279,051

CORPORATE BONDS — 84.4%
Advertising — 0.9%
Acosta, Inc. 7.750%, 10/01/22 144A @	$300	246,750
Lamar Media Corp. 5.875%, 02/01/22	125	130,156
MDC Partners, Inc. 6.500%, 05/01/24 144A @	791	731,675
Outfront Media Capital LLC 5.625%, 02/15/24	400	416,000

		1,524,581

Aerospace & Defense — 0.9%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	350	277,375
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	500	536,540
TransDigm, Inc.
6.500%, 07/15/24	200	210,500
6.500%, 05/15/25	175	182,219
6.375%, 06/15/26 144A @	250	258,125

		1,464,759

Airlines — 1.1%
Air Canada
6.750%, 10/01/19 144A @	50	51,625
7.750%, 04/15/21 144A @	350	378,000
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	62	65,142
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	208,500
American Airlines Group, Inc. 5.500%, 10/01/19 144A @	650	676,812
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/22	63	64,404
United Continental Holdings, Inc. 6.375%, 06/01/18	325	341,250

		1,785,733

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd. 4.875%, 08/15/26 144A @	$200	$200,250
Allison Transmission, Inc. 5.000%, 10/01/24 144A @	175	179,375
MPG Holdco I, Inc. 7.375%, 10/15/22	475	485,687
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	212,000
TI Group Automotive Systems LLC 8.750%, 07/15/23 144A @	700	761,250

		1,838,562

Banks — 3.1%
Ally Financial, Inc.
5.125%, 09/30/24	75	79,500
5.750%, 11/20/25	350	366,188
8.000%, 11/01/31	425	523,812
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 12/29/49 •	400	417,922
Banco Santander S.A. 6.375%, 05/29/49 •	600	538,500
Citigroup, Inc.
5.950%, 12/29/49 •	810	824,718
6.250%, 12/29/49 •	175	188,344
Credit Agricole S.A. 6.625%, 09/29/49 144A @,•	400	382,650
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/21 144A @	400	434,680
HSBC Holdings PLC 6.875%, 12/29/49 •	220	228,800
JPMorgan Chase & Co. 5.300%, 12/29/49 •	384	389,280
Standard Chartered PLC 7.500%, 12/29/49 144A @,•	450	448,875
The Goldman Sachs Group, Inc. 5.375%, 12/29/49 •	392	393,949

		5,217,218

Biotechnology — 0.0%
Concordia Healthcare Corp. 9.500%, 10/21/22 144A @	75	51,938

Building Materials — 1.5%
Cemex S.A.B. de C.V. 7.750%, 04/16/26 144A @	400	443,800
LSF9 Balta Issuer S.A. 7.750%, 09/15/22	325	391,063
Masonite International Corp. 5.625%, 03/15/23 144A @	175	184,625
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	244,687
Norbord, Inc. 6.250%, 04/15/23 144A @	225	239,063
Pfleiderer GmbH 7.875%, 08/01/19	400	465,483

	Par (000)	Value†

Building Materials — (continued)
Reliance Intermediate Holdings LP 6.500%, 04/01/23 144A @	$450	$472,500

		2,441,221

Chemicals — 1.6%
CVR Partners LP 9.250%, 06/15/23 144A @	250	241,875
Hexion, Inc.
6.625%, 04/15/20	825	726,000
10.000%, 04/15/20	150	147,750
Huntsman International LLC 4.875%, 11/15/20	50	52,125
INEOS Group Holdings S.A. 5.625%, 08/01/24 144A @	375	367,969
Platform Specialty Products Corp.
10.375%, 05/01/21 144A @	300	323,250
6.500%, 02/01/22 144A @	225	218,812
PQ Corp. 6.750%, 11/15/22 144A @	175	185,500
Univar USA, Inc. 6.750%, 07/15/23 144A @	275	283,250
WR Grace & Co. 5.125%, 10/01/21 144A @	75	79,688

		2,626,219

Coal — 0.4%
CONSOL Energy, Inc.
5.875%, 04/15/22	200	184,000
8.000%, 04/01/23	75	72,750
Murray Energy Corp. 11.250%, 04/15/21 144A @	600	337,500

		594,250

Commercial Services — 1.8%
Alliance Data Systems Corp. 5.375%, 08/01/22 144A @	300	292,500
Avis Budget Car Rental LLC 5.250%, 03/15/25 144A @	475	456,000
Black Knight InfoServ LLC 5.750%, 04/15/23 144A @	128	134,720
CEB, Inc. 5.625%, 06/15/23 144A @	475	467,875
H&E Equipment Services, Inc. 7.000%, 09/01/22	250	263,750
Harland Clarke Holdings Corp.
9.750%, 08/01/18 144A @	175	179,813
6.875%, 03/01/20 144A @	125	119,375
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	303,297
Nord Anglia Education Finance LLC 5.750%, 07/15/22 144A @	175	188,240
Prime Security Services Borrower LLC 9.250%, 05/15/23 144A @	175	190,750
The ADT Corp.
6.250%, 10/15/21	175	190,312
4.125%, 06/15/23	100	98,500
4.875%, 07/15/32 144A @	250	219,375

		3,104,507

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — 1.2%
Diamond 1 Finance Corp.
5.875%, 06/15/21 144A @	$175	$185,933
7.125%, 06/15/24 144A @	300	329,954
Western Digital Corp.
7.375%, 04/01/23 144A @	575	632,500
10.500%, 04/01/24 144A @	775	899,000

		2,047,387

Cosmetics & Personal Care — 0.2%
Avon International Operations, Inc. 7.875%, 08/15/22 144A @	275	283,938

Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. 5.750%, 12/15/23 144A @	150	156,000
Entertainment One Ltd. 6.875%, 12/15/22 144A @	100	139,983

		295,983

Diversified Financial Services — 2.6%
Consolidated Energy Finance S.A. 6.750%, 10/15/19 144A @	750	740,625
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 144A @	175	231,021
Icahn Enterprises LP 4.875%, 03/15/19	350	351,750
Ladder Capital Finance Holdings LLLP. 5.875%, 08/01/21 144A @	175	166,250
Nationstar Mortgage LLC
7.875%, 10/01/20	150	152,430
6.500%, 07/01/21	250	245,000
Navient Corp.
5.000%, 10/26/20	375	369,844
7.250%, 09/25/23	275	275,000
NFP Corp. 9.000%, 07/15/21 144A @	75	77,053
Ocwen Financial Corp. 6.625%, 05/15/19	241	213,888
OneMain Financial Holdings, Inc. 7.250%, 12/15/21 144A @	515	541,394
Quicken Loans, Inc. 5.750%, 05/01/25 144A @	350	347,375
Springleaf Finance Corp. 8.250%, 12/15/20	375	411,562
Transworld Systems, Inc. 9.500%, 08/15/21 144A @	375	202,500
Walter Investment Management Corp. 7.875%, 12/15/21	175	116,375

		4,442,067

Electric — 2.6%
AES Corp.
5.500%, 03/15/24	500	520,310
6.000%, 05/15/26	225	237,938
Calpine Corp.
5.375%, 01/15/23	300	298,875
5.500%, 02/01/24	50	49,375

	Par (000)	Value†

Electric — (continued)
DPL, Inc. 7.250%, 10/15/21	$250	$255,000
Dynegy, Inc. 6.750%, 11/01/19	75	76,875
Energy Future Intermediate Holding Co. LLC 11.750%, 03/01/22 144A @,¤	952	1,171,097
Infinis PLC 7.000%, 02/15/19 144A @	300	394,850
NRG Energy, Inc.
6.625%, 03/15/23	375	378,750
7.250%, 05/15/26 144A @	775	788,562
6.625%, 01/15/27 144A @	150	147,000

		4,318,632

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 5.500%, 06/15/25 144A @	375	386,250

Energy-Alternate Sources — 0.2%
Terraform Power Operating LLC STEP
9.375%, 02/01/23 144A @	75	77,063
9.625%, 06/15/25 144A @	225	236,250

		313,313

Entertainment — 3.4%
Codere Finance 2 Luxembourg S.A.
PIK 9.000%, 06/30/21	175	179,156
PIK 9.000%, 06/30/21	183	185,809
Eldorado Resorts, Inc. 7.000%, 08/01/23	525	557,156
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/24 144A @	125	135,156
GLP Capital LP
4.375%, 04/15/21	75	78,938
5.375%, 04/15/26	150	161,250
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	450	360,151
International Game Technology PLC
6.250%, 02/15/22 144A @	600	636,000
6.500%, 02/15/25 144A @	350	377,125
Intralot Capital Luxembourg S.A. 6.750%, 09/15/21 144A @	175	196,577
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 144A @	225	264,830
Regal Entertainment Group 5.750%, 03/15/22	475	490,437
Scientific Games International, Inc.
7.000%, 01/01/22 144A @	300	317,250
10.000%, 12/01/22	1,150	1,060,875
Shingle Springs Tribal Gaming Authority 9.750%, 09/01/21 144A @	440	479,600
WMG Acquisition Corp. 6.000%, 01/15/21 144A @	188	195,050

		5,675,360

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — 1.4%
Albertsons Cos. LLC
6.625%, 06/15/24 144A @	$400	$416,000
5.750%, 03/15/25 144A @	275	274,313
Dean Foods Co. 6.500%, 03/15/23 144A @	450	479,925
Minerva Luxembourg S.A.
12.250%, 02/10/22 144A @	200	218,000
7.750%, 01/31/23 144A @	475	502,312
Post Holdings, Inc. 5.000%, 08/15/26 144A @	400	398,000
Safeway, Inc. 7.250%, 02/01/31	100	99,250

		2,387,800

Forest Products & Paper — 0.4%
Cascades, Inc. 5.500%, 07/15/22 144A @	150	152,438
Mercer International, Inc.
7.000%, 12/01/19	375	387,656
7.750%, 12/01/22	200	211,750

		751,844

Gas — 0.0%
NGL Energy Partner LP 5.125%, 07/15/19	75	70,500

Hand & Machine Tools — 0.7%
Apex Tool Group LLC 7.000%, 02/01/21 144A @	800	765,000
Milacron LLC 7.750%, 02/15/21 144A @	325	338,000

		1,103,000

Healthcare Products — 0.6%
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	160,095
Kinetic Concepts, Inc.
12.500%, 11/01/19	125	124,375
9.625%, 10/01/21 144A @	475	475,000
Ortho-Clinical Diagnostics, Inc. 6.625%, 05/15/22 144A @	250	220,625

		980,095

Healthcare Services — 2.0%
Centene Corp.
5.625%, 02/15/21	175	185,500
6.125%, 02/15/24	100	108,500
HCA, Inc. 5.000%, 03/15/24	220	232,100
IASIS Healthcare LLC 8.375%, 05/15/19	450	407,250
Molina Healthcare, Inc. 5.375%, 11/15/22	275	283,937
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	125	134,375
Surgery Center Holdings, Inc. 8.875%, 04/15/21 144A @	250	266,875
Synlab Bondco PLC 6.250%, 07/01/22 144A @	375	445,691

	Par (000)	Value†

Healthcare Services — (continued)
Synlab Unsecured Bondco PLC 8.250%, 07/01/23 144A @	150	$179,456
Tenet Healthcare Corp.
4.350%, 06/15/20 •	175	175,893
8.125%, 04/01/22	500	500,000
6.750%, 06/15/23	475	441,750

		3,361,327

Holding Companies — 0.2%
James Hardie International Finance Ltd. 5.875%, 02/15/23 144A @	275	291,500

Home Builders — 0.8%
Shea Homes LP 5.875%, 04/01/23 144A @	200	200,000
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	261,875
William Lyon Homes, Inc.
8.500%, 11/15/20	400	418,000
7.000%, 08/15/22	375	386,250

		1,266,125

Home Furnishings — 0.3%
Tempur Sealy International, Inc.
5.625%, 10/15/23	250	263,125
5.500%, 06/15/26 144A @	200	206,000

		469,125

Household Products & Wares — 0.8%
Central Garden & Pet Co. 6.125%, 11/15/23	175	187,250
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	225	232,031
8.250%, 02/15/21	650	677,625
7.000%, 07/15/24 144A @	275	294,938

		1,391,844

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	300	346,106
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	474,750

		820,856

Insurance — 1.7%
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 144A @	675	685,969
CNO Financial Group, Inc.
4.500%, 05/30/20	25	25,594
5.250%, 05/30/25	350	347,375
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	425	414,375
HUB International Ltd.
9.250%, 02/15/21 144A @	125	130,062
7.875%, 10/01/21 144A @	625	637,500
USI, Inc. 7.750%, 01/15/21 144A @	650	659,750

		2,900,625

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — 0.8%
Ancestry.Com, Inc. 11.000%, 12/15/20	$125	$133,750
Equinix, Inc.
5.375%, 01/01/22	275	290,812
5.750%, 01/01/25	150	159,375
Match Group, Inc.
6.750%, 12/15/22	350	372,312
6.375%, 06/01/24	175	190,313
Zayo Group LLC 6.375%, 05/15/25	175	185,500

		1,332,062

Iron & Steel — 1.0%
Bluescope Steel Finance Ltd.
7.125%, 05/01/18 144A @	110	112,310
6.500%, 05/15/21 144A @	475	502,312
Vale Overseas Ltd.
5.875%, 06/10/21	341	357,027
6.250%, 08/10/26	350	365,645
6.875%, 11/21/36	350	340,200

		1,677,494

Leisure Time — 0.8%
24 Hour Holdings III LLC 8.000%, 06/01/22 144A @	325	264,062
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 144A @	300	350,066
ClubCorp Club Operations, Inc. 8.250%, 12/15/23 144A @	250	268,750
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	412,000
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	125	128,438

		1,423,316

Lodging — 0.8%
Boyd Gaming Corp. 6.375%, 04/01/26 144A @	325	348,562
MGM Growth Properties Operating Partnership LP 5.625%, 05/01/24 144A @	175	189,823
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	450	459,000
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	303,000

		1,300,385

Machinery - Construction & Mining — 0.3%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 144A @	225	196,313
Terex Corp. 6.000%, 05/15/21	375	383,437

		579,750

Machinery - Diversified — 0.5%
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	300	281,250
Manitowoc Foodservice, Inc. 9.500%, 02/15/24	100	114,500

	Par (000)	Value†

Machinery - Diversified — (continued)
Zebra Technologies Corp. 7.250%, 10/15/22	$382	$413,993

		809,743

Media — 7.7%
AMC Networks, Inc. 4.750%, 12/15/22	175	177,188
Cable One, Inc. 5.750%, 06/15/22 144A @	175	182,875
CCO Holdings LLC
5.750%, 01/15/24	600	637,500
5.500%, 05/01/26 144A @	325	338,813
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750%, 09/01/23	275	291,156
Cequel Communications Holdings I LLC
5.125%, 12/15/21 144A @	325	325,000
7.750%, 07/15/25 144A @	600	648,000
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	350	364,438
CSC Holdings LLC
10.125%, 01/15/23 144A @	1,375	1,584,687
6.625%, 10/15/25 144A @	200	217,000
10.875%, 10/15/25 144A @	325	380,250
DISH DBS Corp.
6.750%, 06/01/21	250	270,000
5.875%, 07/15/22	250	256,933
7.750%, 07/01/26 144A @	425	451,562
iHeartCommunications, Inc. 9.000%, 12/15/19	225	178,031
LGE HoldCo VI BV 7.125%, 05/15/24 144A @	325	406,528
Mcgraw-hill Global Education Holdings LLC 7.875%, 05/15/24 144A @	325	351,000
MHGE Parent LLC 8.500%, 08/01/19 144A @	325	328,250
Nexstar Escrow Corp. 5.625%, 08/01/24 144A @	375	375,938
Sinclair Television Group, Inc. 5.875%, 03/15/26 144A @	150	156,000
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	427	455,289
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	486	493,290
Tribune Media Co. 5.875%, 07/15/22	225	227,672
Unitymedia GmbH 6.125%, 01/15/25 144A @	800	839,000
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	400	405,000
Univision Communications, Inc.
6.750%, 09/15/22 144A @	492	522,135
5.125%, 02/15/25 144A @	300	301,875
VTR Finance BV 6.875%, 01/15/24 144A @	750	783,375
WideOpenWest Finance LLC

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
10.250%, 07/15/19	$425	$447,346
13.375%, 10/15/19 ^	182	193,830
Ziggo Bond Finance BV 6.000%, 01/15/27 144A @	375	373,125

		12,963,086

Metal Fabricate/Hardware — 0.5%
Wise Metals Group LLC, 8.750%, 12/15/18 144A @	450	459,000
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	350	369,250

		828,250

Mining — 4.2%
Alcoa Nederland Holdings BV
6.750%, 09/30/24 144A @	200	207,750
7.000%, 09/30/26 144A @	200	206,750
Aleris International, Inc. 7.875%, 11/01/20	150	151,875
Constellium NV
7.875%, 04/01/21 144A @	500	533,750
8.000%, 01/15/23 144A @	250	251,875
FMG Resources August 2006 Pty Ltd. 9.750%, 03/01/22 144A @	675	783,000
Freeport-McMoRan, Inc.
2.375%, 03/15/18	300	295,500
3.100%, 03/15/20	125	119,688
4.000%, 11/14/21	175	165,594
5.400%, 11/14/34	250	207,500
HudBay Minerals, Inc. 9.500%, 10/01/20	1,112	1,115,058
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	600	660,000
Lundin Mining Corp.
7.500%, 11/01/20 144A @	500	531,250
7.875%, 11/01/22 144A @	175	186,375
New Gold, Inc. 6.250%, 11/15/22 144A @	300	306,750
Novelis Corp.
6.250%, 08/15/24 144A @	350	371,437
5.875%, 09/30/26 144A @	200	204,750
Nyrstar Netherlands Holdings BV 8.500%, 09/15/19 144A @	500	585,296
Teck Resources Ltd. 8.000%, 06/01/21 144A @	175	190,313

		7,074,511

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. 7.500%, 03/15/18 144A @	825	870,375

Oil & Gas — 8.5%
Alberta Energy Co., Ltd.
8.125%, 09/15/30	65	76,828
7.375%, 11/01/31	280	308,799
Chesapeake Energy Corp. 8.000%, 12/15/22 144A @	406	411,583
Continental Resources, Inc.

	Par (000)	Value†

Oil & Gas — (continued)
5.000%, 09/15/22	$175	$174,563
4.900%, 06/01/44	360	302,400
CrownRock LP
7.125%, 04/15/21 144A @	450	470,250
7.750%, 02/15/23 144A @	725	777,562
Encana Corp. 7.200%, 11/01/31	300	333,000
Gulfport Energy Corp. 6.625%, 05/01/23	385	394,625
Hercules Offshore - Premium Principal 10.500%, 05/06/20 ~	199	125,439
Hess Corp.
4.300%, 04/01/27	330	332,569
7.875%, 10/01/29	785	955,666
7.300%, 08/15/31	155	183,815
7.125%, 03/15/33	40	45,176
6.000%, 01/15/40	100	102,187
Kosmos Energy Ltd.
7.875%, 08/01/21 144A @	400	388,000
7.875%, 08/01/21 144A @	200	194,000
Matador Resources Co. 6.875%, 04/15/23	641	663,435
Pacific Exploration and Production Corp.
12.000%, 12/22/16 ^	172	174,150
12.000%, 12/22/16 144A @,^	175	176,313
5.375%, 01/26/19 144A @	1,125	208,125
5.625%, 01/19/25 144A @	500	92,500
Parsley Energy LLC 7.500%, 02/15/22 144A @	600	637,500
Petrobras Global Finance BV 8.375%, 05/23/21	500	546,250
Pride International, Inc.
8.500%, 06/15/19	295	320,813
6.875%, 08/15/20	10	9,875
QEP Resources, Inc.
6.875%, 03/01/21	425	443,063
5.250%, 05/01/23	250	246,250
Range Resources Corp. 4.875%, 05/15/25	250	240,000
Rowan Cos, Inc. 7.875%, 08/01/19	410	437,675
Seven Generations Energy Ltd.
6.750%, 05/01/23 144A @	500	518,750
6.875%, 06/30/23 144A @	150	156,000
SM Energy Co.
6.125%, 11/15/22	200	200,000
6.500%, 01/01/23	450	454,500
Southwestern Energy Co.
7.500%, 02/01/18	44	46,090
5.800%, 01/23/20	500	498,750
6.700%, 01/23/25	225	225,000
Sunoco LP
6.250%, 04/15/21 144A @	350	360,500
6.375%, 04/01/23 144A @	175	179,813
Transocean, Inc.
6.000%, 03/15/18	250	251,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
9.000%, 07/15/23 144A @	$550	$532,813
WPX Energy, Inc.
5.250%, 01/15/17	100	100,750
7.500%, 08/01/20	575	608,062
YPF S.A. 8.500%, 03/23/21 144A @	400	446,400

		14,351,089

Oil & Gas Services — 1.2%
Archrock Partners LP
6.000%, 04/01/21	250	234,375
6.000%, 10/01/22	250	231,875
CGG S.A.^,
6.500%, 06/01/21	250	121,875
6.875%, 01/15/22	300	153,000
SESI LLC
6.375%, 05/01/19	125	124,062
7.125%, 12/15/21	1,150	1,124,125

		1,989,312

Packaging and Containers — 2.1%
AEP Industries, Inc. 8.250%, 04/15/19	200	206,500
ARD Finance S.A.
PIK 6.625%, 09/15/23 144A @	600	647,895
PIK 7.125%, 09/15/23 144A @	625	621,875
Ardagh Packaging Finance PLC
6.750%, 01/31/21 144A @	200	206,500
7.250%, 05/15/24 144A @	525	559,125
Ball Corp. 4.000%, 11/15/23	75	75,563
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	381,562
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	100	111,875
Graphic Packaging International, Inc. 4.750%, 04/15/21	175	186,813
Pactiv LLC 7.950%, 12/15/25	175	190,750
SIG Combibloc Holdings S.C.A. 7.750%, 02/15/23 144A @	225	265,140

		3,453,598

Pharmaceuticals — 1.8%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.75%) 7.000%, 05/15/19 144A @	310	310,775
DPx Holdings BV 7.500%, 02/01/22 144A @	325	343,688
Endo Finance LLC 6.500%, 02/01/25 144A @	325	287,219
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/20 144A @	125	121,250
6.375%, 10/15/20 144A @	1,300	1,218,750
7.500%, 07/15/21 144A @	475	459,847
6.750%, 08/15/21 144A @	250	235,000
5.875%, 05/15/23 144A @	150	129,375

		3,105,904

	Par (000)	Value†

Pipelines — 3.7%
Antero Midstream Partners LP 5.375%, 09/15/24 144A @	$200	$202,500
Boardwalk Pipelines LP
4.950%, 12/15/24	175	183,069
5.950%, 06/01/26	130	143,724
Cheniere Corpus Christi Holdings LLC 7.000%, 06/30/24 144A @	500	540,000
Crestwood Midstream Partners LP 6.250%, 04/01/23	375	379,688
DCP Midstream LLC
9.750%, 03/15/19 144A @	125	139,000
8.125%, 08/16/30	75	79,125
6.450%, 11/03/36 144A @	150	145,875
DCP Midstream Operating LP 5.600%, 04/01/44	50	46,250
Energy Transfer Partners LP
9.700%, 03/15/19	110	126,203
9.000%, 04/15/19	300	342,554
Gibson Energy, Inc. 6.750%, 07/15/21 144A @	325	332,313
MPLX LP 4.500%, 07/15/23	500	509,712
NuStar Logistics LP 4.800%, 09/01/20	50	50,125
ONEOK, Inc. 7.500%, 09/01/23	250	280,000
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A @	100	105,000
Sabine Pass Liquefaction LLC
6.250%, 03/15/22	875	955,937
5.750%, 05/15/24	200	215,250
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	225	226,688
Targa Resources Partners LP
5.250%, 05/01/23	50	50,625
4.250%, 11/15/23	50	48,313
6.750%, 03/15/24	400	428,000
5.125%, 02/01/25 144A @	625	625,781
Tesoro Logistics LP 6.125%, 10/15/21	100	104,500

		6,260,232

Real Estate — 0.8%
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	300	318,000
Iron Mountain Canada Operations 5.375%, 09/15/23 144A @	275	210,136
MPT Operating Partnership LP 6.375%, 03/01/24	250	271,250
The Howard Hughes Corp. 6.875%, 10/01/21 144A @	425	446,781
VEREIT Operating Partnership LP 4.125%, 06/01/21	150	154,875

		1,401,042

Retail — 4.4%
Group 1 Automotive, Inc.
5.000%, 06/01/22	175	175,546

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
5.250%, 12/15/23 144A @	$175	$175,656
JC Penney Corp., Inc.
8.125%, 10/01/19	425	463,250
5.875%, 07/01/23 144A @	350	364,437
Jo-Ann Stores Holdings, Inc. PIK (Cash coupon 9.750%, PIK 10.500%) 9.750%, 10/15/19 144A @	375	365,625
Jo-Ann Stores LLC 8.125%, 03/15/19 144A @	375	374,062
KFC Holding Co.
5.000%, 06/01/24 144A @	125	130,625
5.250%, 06/01/26 144A @	250	264,375
Kirk Beauty One GmbH 8.750%, 07/15/23 144A @	225	270,448
New Albertsons, Inc.
7.450%, 08/01/29	175	171,500
8.000%, 05/01/31	125	124,688
New Look Secured Issuer PLC 6.500%, 07/01/22 144A @	375	447,918
Penske Automotive Group, Inc.
5.750%, 10/01/22	200	207,500
5.500%, 05/15/26	350	349,125
PetSmart, Inc. 7.125%, 03/15/23 144A @	850	890,375
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	175	164,938
Rite Aid Corp.
6.750%, 06/15/21	475	501,719
6.125%, 04/01/23 144A @	650	701,460
Sonic Automotive, Inc.
7.000%, 07/15/22	175	184,625
5.000%, 05/15/23	200	197,000
The Men’s Wearhouse, Inc. 7.000%, 07/01/22	650	604,500
Vista Outdoor, Inc. 5.875%, 10/01/23 144A @	225	235,125

		7,364,497

Semiconductors — 0.7%
Micron Technology, Inc. 5.250%, 08/01/23 144A @	250	246,875
Microsemi Corp. 9.125%, 04/15/23 144A @	375	427,500
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	425	460,062

		1,134,437

Software — 1.7%
Cengage Learning, Inc. 9.500%, 06/15/24 144A @	350	356,125
First Data Corp.
5.375%, 08/15/23 144A @	425	437,750
7.000%, 12/01/23 144A @	1,050	1,110,375
JDA Escrow LLC 7.375%, 10/15/24 144A @	150	154,125
MSCI, Inc. 5.250%, 11/15/24 144A @	250	264,662

	Par (000)	Value†

Software — (continued)
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	$200	$210,500
Veritas US, Inc.
7.500%, 02/01/23 144A @	200	192,500
10.500%, 02/01/24 144A @	200	189,000

		2,915,037

Telecommunications — 9.5%
Altice Financing S.A.
6.625%, 02/15/23 144A @	350	359,188
7.500%, 05/15/26 144A @	525	546,656
Altice Finco S.A. 8.125%, 01/15/24 144A @	600	621,000
Altice Luxembourg S.A.
7.750%, 05/15/22 144A @	1,250	1,334,375
7.625%, 02/15/25 144A @	1,050	1,076,250
CenturyLink, Inc. 7.500%, 04/01/24	350	373,625
Digicel Group Ltd. 8.250%, 09/30/20 144A @	1,225	1,064,219
Frontier Communications Corp. 8.875%, 09/15/20	475	512,406
Hughes Satellite Systems Corp.
7.625%, 06/15/21	325	346,531
6.625%, 08/01/26 144A @	625	603,125
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	200	155,000
7.500%, 04/01/21	200	151,000
8.000%, 02/15/24 144A @	1,100	1,102,750
Level 3 Communications, Inc. 5.750%, 12/01/22	350	365,750
Level 3 Financing, Inc.
5.625%, 02/01/23	150	155,813
5.250%, 03/15/26 144A @	125	129,063
OTE PLC 7.875%, 02/07/18	400	480,279
Sable International Finance Ltd. 6.875%, 08/01/22 144A @	450	466,875
Sprint Capital Corp. 8.750%, 03/15/32	925	943,500
Sprint Communications, Inc. 11.500%, 11/15/21	425	485,562
T-Mobile USA, Inc.
6.500%, 01/15/24	100	108,182
6.375%, 03/01/25	175	190,313
TBG Global Pte Ltd. 5.250%, 02/10/22	200	208,773
UPC Holding BV 6.750%, 03/15/23 144A @	200	241,117
VimpelCom Holdings BV 5.200%, 02/13/19 144A @	200	206,618
Virgin Media Finance PLC
6.375%, 04/15/23 144A @	225	236,250
7.000%, 04/15/23 144A @	275	375,152
6.000%, 10/15/24 144A @	200	207,002
Virgin Media Secured Finance PLC
5.250%, 01/15/26 144A @	200	203,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
5.500%, 08/15/26 144A @	$600	$612,000
6.250%, 03/28/29	175	242,419
West Corp. 5.375%, 07/15/22 144A @	375	367,500
Wind Acquisition Finance S.A. 7.375%, 04/23/21 144A @	1,350	1,410,750

		15,882,043

Textiles — 0.3%
Springs Industries, Inc. 6.250%, 06/01/21	450	465,750

Transportation — 0.2%
OPE KAG Finance Sub, Inc. 7.875%, 07/31/23 144A @	175	165,813
Watco Cos. LLC 6.375%, 04/01/23 144A @	250	252,500

		418,313

TOTAL CORPORATE BONDS (Cost $138,994,949)		141,806,785

LOAN AGREEMENTS — 11.4%‡
Chemicals — 0.6%
MacDermid, Inc. 5.500%, 06/07/20	371	372,642
Solenis International LP 7.750%, 07/31/22 •	675	658,125

		1,030,767

Commercial Services — 0.8%
Kronos, Inc.
4.500%, 10/30/19 •	541	541,838
9.750%, 04/30/20	375	380,936
Nord Anglia Education Finance LLC 5.000%, 03/31/21	347	347,988

		1,270,762

Computers — 0.2%
Western Digital Corp 4.500%, 04/29/23	359	362,468

Diversified Financial Services — 0.6%
NFP Corp. 4.500%, 07/01/20	274	274,005
Onex Wizard Acquisition 4.250%, 03/11/22	442	442,439
Terra-Gen Finance Co., LLC 5.250%, 12/09/21	284	241,304

		957,748

Electric — 0.7%
Energy Future Intermediate Holding Co. LLC 4.250%, 12/19/16 •	875	881,125
Texas Competitive Electric Holdings Co. LLC Class B 5.000%, 07/27/23	224	225,527

	Par (000)	Value†

Electric — (continued)
Texas Competitive Electric Holdings Co. LLC Class C 5.000%, 07/27/23	$51	$51,436

		1,158,088

Electronics — 0.2%
Linxens France S.A. 5.000%, 10/17/22	347	348,678

Entertainment — 1.1%
Delta 2 (Lux) S.a.r.l.
4.750%, 07/30/21	525	525,509
7.750%, 07/29/22	275	275,413
Lions Gate Entertainment Co. 5.000%, 03/17/22	375	381,562
Scientific Games International, Inc . 6.000%, 10/18/20	349	349,764
William Morris Endeavor Entertainment LLC 8.250%, 05/06/22 •	300	299,439

		1,831,687

Food — 0.2%
Hostess Brands LLC
4.500%, 08/03/22 •	248	249,047
8.500%, 08/03/23	162	162,985

		412,032

Healthcare Services — 0.1%
US Renal Care, Inc. 5.250%, 12/30/22	273	261,474

Insurance — 2.0%
Alliant Holdings I LLC 4.750%, 08/12/22 •	272	272,039
Asurion LLC
5.000%, 05/24/19 •	253	253,513
8.500%, 03/03/21	1,350	1,340,995
5.000%, 08/04/22	635	637,577
Lonestar Intermediate Super PIK 10.000%, 08/10/21	350	346,938
Sedgwick Claims Management Services, Inc. 6.750%, 02/28/22	375	370,312
USI, Inc. 4.250%, 12/27/19	173	172,901

		3,394,275

Internet — 0.9%
Match Group, Inc. 5.500%, 11/16/22	183	183,726
Uber Technologies, Inc. 5.000%, 07/13/23	1,250	1,256,250

		1,439,976

Leisure Time — 0.2%
Life Time Fitness, Inc. 4.250%, 06/10/22 •	274	274,355

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Machinery - Diversified — 0.3%
Filtration Group, Inc. 4.250%, 11/21/20	$347	$347,838
Manitowoc Foodservice, Inc. 5.750%, 03/03/23	93	93,865

		441,703

Media — 0.5%
Cumulus Media Holdings, Inc. 4.250%, 12/23/20 •	200	138,750
IHeartCommunications, Inc. 6.750%, 01/30/19 •	900	691,362

		830,112

Metal Fabricate/Hardware — 0.2%
Zekelman Industries, Inc. 6.000%, 06/14/21	299	301,683

Oil & Gas — 0.3%
Chesapeake Energy Corp. 8.500%, 08/16/21	275	288,491
Hercules Offshore, Inc. 10.500%, 05/06/20 ^	328	206,725

		495,216

Oil & Gas Services — 0.4%
CGG Holding (U.S.), Inc. 6.500%, 05/15/19 •	522	438,823
Expro Finservices S.a.r.l. 5.750%, 09/02/21	334	278,636

		717,459

Retail — 1.2%
Academy Ltd. 5.000%, 07/01/22 •	815	795,711
JC Penney Corp. 5.250%, 06/23/23	653	654,611
Jo-Ann Stores, Inc. 6.000%, 09/29/23	600	589,500
Neiman Marcus Group, Inc. 4.250%, 10/25/20	0	0

		2,039,822

Software — 0.9%
Cengage Learning, Inc. 5.250%, 06/07/23	449	448,314
SolarWinds Holdings, Inc. 5.500%, 02/03/23	374	377,429
Veritas US, Inc.
6.625%, 01/27/23	498	463,421
8.625%, 01/27/23 ^	274	244,895

		1,534,059

TOTAL LOAN AGREEMENTS‡ (Cost $19,053,627)		19,102,364

	Number of Shares	Value†
WARRANTS — 0.1%
Pacific Exploration and Production Corp.*^,~
(Cost $13,760)	$4,300	$121,045

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	968,436	968,436
T. Rowe Price Reserve Investment Fund	5,930,126	5,930,126

TOTAL SHORT-TERM INVESTMENTS (Cost $6,898,562)		6,898,562

TOTAL INVESTMENTS — 102.1% (Cost $168,463,790)(a)		$171,508,377

Other Assets & Liabilities — (2.1)%		(3,476,796)

TOTAL NET ASSETS — 100.0%		$168,031,581

†	See Security Valuation Note.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2016. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at September 30, 2016 is $1,687,583.
*	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $333,734.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $168,496,363. Net unrealized appreciation was $3,012,014. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,078,710 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,066,696.

ADR — American Depository Receipt.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

HIGH YIELD BOND FUND

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Country Weightings as of 09/30/2016††
United States	73%
Luxembourg	7
Canada	5
United Kingdom	4
Netherlands	3
Cote D’Ivoire (Ivory Coast)	1
Germany	1
Other	6

Total	100%

†† % of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$435,682	$—	$435,682	$—
COMMON STOCKS	1,877,189	1,852,791	—	24,398
REAL ESTATE INVESTMENT TRUSTS	279,051	279,051	—	—
PREFERRED STOCKS
Diversified Financial Services	62,852	—	62,852	—
Electric	358,560	358,560	—	—
Packaging and Containers	—	—	—	—
Pharmaceuticals	276,889	276,889	—	—
Telecommunications	289,398	289,398	—	—
CORPORATE BONDS	141,806,785	—	141,507,196	299,589
LOAN AGREEMENTS	19,102,364	—	19,102,364	—
WARRANTS	121,045	—	—	121,045
SHORT-TERM INVESTMENTS	6,898,562	6,898,562	—	—

TOTAL INVESTMENTS	$171,508,377	$9,955,251	$161,108,094	$445,032

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2015	$30,920
Purchases	165,120
Change in Appreciation/(Depreciation)	248,992

Balance as of 9/30/2016	$445,032

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.3%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 05/10/21	$568	$648,652
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 10/11/25	1,884	2,010,828
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 10/11/21	324	347,075
DB Master Finance LLC 2015-1A A21 3.262%, 02/20/45 144A @	1,443	1,450,529
Taco Bell Funding LLC 2016-1A A21 3.832%, 05/25/46 144A @	3,605	3,655,629
Wendys Funding LLC 2015-1A A21 3.371%, 06/15/45 144A @	2,297	2,306,938

TOTAL ASSET BACKED SECURITIES (Cost $10,129,707)		10,419,651

	Number of Shares	Value†
COMMON STOCKS — 62.3%
Aerospace & Defense — 0.3%
The Boeing Co.	80,800	10,644,592

Agriculture — 2.9%
Altria Group, Inc.	721,500	45,620,445
Philip Morris International, Inc.	575,200	55,920,944

		101,541,389

Banks — 2.6%
State Street Corp.	238,497	16,606,546
The Bank of New York Mellon Corp.	1,891,100	75,417,068

		92,023,614

Beverages — 1.4%
PepsiCo, Inc.	467,629	50,864,006

Biotechnology — 0.6%
Biogen, Inc.*	69,244	21,675,449

Chemicals — 0.6%
LyondellBasell Industries NV, Class A	283,173	22,840,734

Commercial Services — 1.9%
Aramark	435,200	16,550,656
Capita PLC	1,207,023	10,481,976
Fleetcor Technologies, Inc.*	84,235	14,634,146
IHS Markit Ltd.*	486,562	18,270,403
RELX PLC	374,492	7,101,330

		67,038,511

Computers — 1.1%
Apple, Inc.	345,300	39,036,165

Diversified Financial Services — 1.5%
Julius Baer Group Ltd.	341,815	13,908,335
Mastercard, Inc., Class A	98,017	9,975,190
Visa, Inc., Class A	330,700	27,348,890

		51,232,415

	Number of Shares	Value†

Electric — 2.4%
Edison International	155,277	$11,218,763
PG&E Corp.	1,224,484	74,901,687

		86,120,450

Electronics — 7.0%
Fortive Corp.	513,035	26,113,481
Johnson Controls International PLC	1,132,377	52,689,489
PerkinElmer, Inc.	701,823	39,379,289
Sensata Technologies Holding NV*	403,850	15,661,303
Thermo Fisher Scientific, Inc.	694,900	110,530,794

		244,374,356

Food — 1.9%
Compass Group PLC	93,161	1,805,211
Mondelez International, Inc., Class A	993,032	43,594,105
The Kraft Heinz Co.	240,374	21,515,877

		66,915,193

Healthcare Products — 5.1%
Becton Dickinson & Co.	385,918	69,361,042
Danaher Corp.	1,242,970	97,436,419
Henry Schein, Inc.*	42,341	6,900,736
Medtronic PLC	55,798	4,820,947

		178,519,144

Healthcare Services — 4.3%
Aetna, Inc.	428,700	49,493,415
Cigna Corp.	227,600	29,660,832
Humana, Inc.	112,323	19,868,816
UnitedHealth Group, Inc.	359,900	50,386,000

		149,409,063

Insurance — 5.4%
Marsh & McLennan Cos., Inc.	1,828,200	122,946,450
Willis Towers Watson PLC	512,279	68,015,283

		190,961,733

Internet — 3.5%
Alphabet, Inc., Class A*	11,800	9,487,908
Alphabet, Inc., Class C*	78,369	60,915,440
Amazon.com, Inc.*	63,900	53,504,109

		123,907,457

Machinery — Diversified — 0.9%
IDEX Corp.	57,600	5,389,632
Roper Technologies, Inc.	144,674	26,398,665

		31,788,297

Media — 2.8%
Comcast Corp., Class A	966,700	64,130,878
Liberty Global PLC*	1,047,632	34,613,761

		98,744,639

Miscellaneous Manufacturing — 1.1%
Pentair PLC	583,764	37,500,999

Oil & Gas — 0.6%
Canadian Natural Resources Ltd.	612,400	19,621,296

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 4.2%
Abbott Laboratories	1,652,600	$69,888,454
Pfizer, Inc.	633,500	21,456,645
Zoetis, Inc.	1,057,386	54,994,646

		146,339,745

Retail — 5.2%
AutoZone, Inc.*	65,197	50,093,463
CVS Health Corp.	576,200	51,276,038
Lowe’s Cos., Inc.	351,000	25,345,710
O’Reilly Automotive, Inc.*	12,600	3,529,386
Walgreens Boots Alliance, Inc.	643,689	51,894,207

		182,138,804

Semiconductors — 0.3%
Texas Instruments, Inc.	138,200	9,698,876

Software — 4.0%
Fiserv, Inc.*	481,200	47,864,964
Microsoft Corp.	1,605,900	92,499,840

		140,364,804

Telecommunications — 0.7%
SBA Communications Corp., Class A*	212,898	23,878,640

TOTAL COMMON STOCKS (Cost $1,816,016,125)		2,187,180,371

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Commercial Services — 0.2%
Iron Mountain, Inc.144A @	5,925,000	6,250,875

Diversified — 1.2%
American Tower Corp.	192,697	21,838,351
American Tower Corp.	172,318	18,884,329
American Tower Corp.	3,575,000	3,737,248

		44,459,928

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,855,989)		50,710,803

	Number of Shares	Value†
PREFERRED STOCKS — 1.9%
Banks — 0.5%
State Street Corp.	86,000	2,303,080
State Street Corp.•	50,000	1,340,500
U.S. Bancorp, Series F•	71,000	2,138,520
U.S. Bancorp, Series G•	90,000	2,309,400
Wells Fargo & Co.	6,301	8,245,489

		16,336,989

Diversified Financial Services — 0.1%
The Charles Schwab Corp.	12,000	326,640
The Charles Schwab Corp.	150,000	4,129,500

		4,456,140

Electric — 1.3%
DTE Energy Co.	225,677	11,735,204
NextEra Energy, Inc.	247,332	12,317,134
SCE Trust I	83,775	2,143,802

	Number of Shares	Value†

Electric — (continued)
SCE Trust II	14,730	$374,878
SCE Trust III•	161,355	4,860,013
SCE Trust IV•	340,000	9,863,400
SCE Trust V•	100,000	2,969,000

		44,263,431

TOTAL PREFERRED STOCKS (Cost $59,995,522)		65,056,560

	Par (000)	Value†
CORPORATE BONDS — 22.6%
Advertising — 0.1%
Lamar Media Corp. 5.875%, 02/01/22	$1,450	1,509,813

Aerospace & Defense — 0.1%
Harris Corp. 1.999%, 04/27/18	1,080	1,086,141
Moog, Inc. 5.250%, 12/01/22 144A @	650	671,937

		1,758,078

Airlines — 0.1%
Delta Air Lines 2009-1, Class A Pass Through Trust 7.750%, 06/17/21	380	428,616
Delta Air Lines 2011-1, Class A Pass Through Trust 5.300%, 10/15/20	399	426,756
US Airways 2010-1 Class A, Pass Through Trust 6.250%, 10/22/24	1,673	1,894,329
US Airways 2010-1 Class B, Pass Through Trust 8.500%, 10/22/18 ^	149	154,430
US Airways 2012-2 Class A, Pass Through Trust 4.625%, 12/03/26	235	256,038
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/22 ^	462	502,382
US Airways 2013-1 Class A, Pass Through Trust 3.950%, 05/15/27	4	4,619
US Airways 2013-1 Class B, Pass Through Trust 5.375%, 05/15/23	5	4,703

		3,671,873

Apparel — 0.1%
Levi Strauss & Co. 6.875%, 05/01/22	4,382	4,644,920

Auto Manufacturers — 0.1%
Tesla Motors Inc. 1.250%, 03/01/21	3,476	2,971,980

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — 0.7%
JPMorgan Chase & Co. 5.300%, 12/29/49 •	$10,255	$10,396,006
Regions Bank 7.500%, 05/15/18	75	81,614
State Street Corp. 5.250%, 12/29/49 •	4,360	4,588,900
Synovus Financial Corp. 5.125%, 06/15/17	32	32,480
The Bank of New York Mellon Corp.•
4.625%, 12/29/49	3,175	3,127,375
4.950%, 12/29/49	5,800	5,916,534

		24,142,909

Beverages — 0.3%
Anheuser-Busch InBev Finance Inc.
1.900%, 02/01/19	2,995	3,023,914
2.017%, 02/01/21 •	3,820	3,920,615
2.650%, 02/01/21	1,690	1,743,904
PepsiCo, Inc. 1.250%, 04/30/18	1,635	1,638,541

		10,326,974

Chemicals — 0.2%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,717,242
Ecolab Inc. 2.000%, 01/14/19	2,330	2,357,049

		6,074,291

Commercial Services — 0.2%
IHS Markit Ltd. 5.000%, 11/01/22 144A @	4,300	4,549,830
Iron Mountain, Inc. 5.750%, 08/15/24	2,950	3,031,125
Service Corp. International 5.375%, 05/15/24	600	636,000

		8,216,955

Diversified Financial Services — 1.9%
American Honda Finance Corp. 0.950%, 05/05/17	2,200	2,200,099
Caterpillar Financial Services Corp.
1.250%, 11/06/17	1,645	1,645,247
2.250%, 12/01/19	1,155	1,179,576
Ford Motor Credit Co. LLC
4.250%, 02/03/17	1,340	1,352,855
1.461%, 03/27/17	10,560	10,572,566
1.483%, 03/27/17 •	7,660	7,665,768
6.625%, 08/15/17	1,675	1,748,077
1.361%, 09/08/17 •	4,325	4,326,423
1.405%, 12/06/17 •	6,325	6,303,084
1.724%, 12/06/17	2,150	2,152,021
2.145%, 01/09/18	3,360	3,377,509
5.000%, 05/15/18	1,800	1,889,377
2.375%, 03/12/19	4,275	4,326,800
2.597%, 11/04/19	5,350	5,433,909
National Rural Utilities Cooperative Finance Corp. 0.950%, 04/24/17	1,050	1,048,710

	Par (000)	Value†

Diversified Financial Services — (continued)
Visa, Inc. 1.200%, 12/14/17	$11,030	$11,056,582

		66,278,603

Electric — 0.4%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,611,990
CMS Energy Corp.
6.550%, 07/17/17	895	929,480
8.750%, 06/15/19	415	490,898
Dominion Resources Inc., STEP 2.962%, 07/01/19	350	359,242
Otter Tail Corp. 9.000%, 12/15/16 ^	890	901,125
The Southern Co.
1.550%, 07/01/18	3,795	3,809,706
1.850%, 07/01/19	1,770	1,783,919
Virginia Electric & Power Co. 3.150%, 01/15/26	1,525	1,612,293

		12,498,653

Electronics — 0.0%
Amphenol Corp. 1.550%, 09/15/17	920	921,282
Fortive Corp. 1.800%, 06/15/19 144A @	345	345,948

		1,267,230

Engineering & Construction — 0.6%
SBA Communications Corp.
4.875%, 07/15/22	8,350	8,642,250
4.875%, 09/01/24 144A @	12,325	12,417,438

		21,059,688

Entertainment — 0.6%
Cedar Fair LP 5.250%, 03/15/21	6,100	6,313,500
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	14,833	15,315,073

		21,628,573

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,600,750
The Kroger Co. 2.000%, 01/15/19	1,330	1,346,942
TreeHouse Foods, Inc. 6.000%, 02/15/24 144A @	600	645,750

		4,593,442

Gas — 0.1%
Southern California Gas Co. 3.200%, 06/15/25	3,625	3,863,931

Healthcare Products — 0.5%
Becton Dickinson and Co.
1.800%, 12/15/17	3,590	3,606,342
2.675%, 12/15/19	2,175	2,246,144
Hologic Inc. 5.250%, 07/15/22 144A @	4,732	5,021,835

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Medtronic, Inc.
1.500%, 03/15/18	$4,025	$4,043,136
2.500%, 03/15/20	2,845	2,942,561
Teleflex, Inc. 4.875%, 06/01/26	900	931,500

		18,791,518

Healthcare Services — 2.4%
Centene Corp.
5.750%, 06/01/17	2,100	2,147,250
5.625%, 02/15/21	4,350	4,611,000
4.750%, 05/15/22	2,972	3,068,590
6.125%, 02/15/24	6,135	6,656,475
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	20,640	21,620,400
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 144A @	8,075	8,761,375
5.875%, 01/31/22 144A @	5,400	6,115,500
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,260,000
HCA, Inc.
8.000%, 10/01/18	7,544	8,420,990
3.750%, 03/15/19	1,725	1,783,219
4.250%, 10/15/19	1,450	1,511,625
6.500%, 02/15/20	12,500	13,843,750
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,549,485
Wellcare Health Plans, Inc. 5.750%, 11/15/20	2,875	2,968,437

		84,318,096

Household Products & Wares — 0.3%
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	7,500	7,734,375
Spectrum Brands, Inc. 6.625%, 11/15/22	2,191	2,366,280

		10,100,655

Insurance — 0.5%
HUB International Ltd.
9.250%, 02/15/21 144A @	2,200	2,289,100
7.875%, 10/01/21 144A @	11,201	11,425,020
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,226,342
3.300%, 03/14/23	525	550,287
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,513,527

		18,004,276

Internet — 0.1%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,311,128

Lodging — 0.2%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24 144A @	1,350	1,377,000

	Par (000)	Value†

Lodging — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625%, 10/15/21	$5,749	$5,921,470

		7,298,470

Machinery — Diversified — 0.6%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	557	591,813
CNH Industrial Capital LLC
6.250%, 11/01/16	7,400	7,422,200
3.250%, 02/01/17	4,775	4,792,906
3.625%, 04/15/18	5,700	5,771,250
3.875%, 07/16/18	1,725	1,755,187
Manitowoc Foodservice, Inc. 9.500%, 02/15/24	425	486,625
Xylem, Inc. 4.875%, 10/01/21	415	452,831

		21,272,812

Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 01/31/22	8,200	8,589,500
5.250%, 09/30/22	6,715	7,017,175
5.750%, 09/01/23	2,750	2,911,562
5.875%, 04/01/24 144A @	950	1,013,555
Cequel Communications Holdings I LLC 6.375%, 09/15/20 144A @	7,350	7,570,500
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 07/23/20 144A @	2,225	2,325,566
Cox Communications, Inc. 6.250%, 06/01/18 144A @	90	95,875
DISH DBS Corp.
4.625%, 07/15/17	5,200	5,291,000
4.250%, 04/01/18	600	616,500
Sirius XM Radio, Inc.
5.875%, 10/01/20 144A @	425	437,487
5.750%, 08/01/21 144A @	2,800	2,931,600
6.000%, 07/15/24 144A @	3,400	3,625,250
Time Warner Cable LLC
5.850%, 05/01/17	1,760	1,803,947
6.750%, 07/01/18	3,975	4,319,080
Unitymedia GmbH 6.125%, 01/15/25 144A @	6,225	6,528,469
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	13,240	13,736,500
Ziggo Secured Finance BV 5.500%, 01/15/27 144A @	7,925	7,915,094

		76,728,660

Oil & Gas — 1.9%
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	998,604
Chevron Corp. 1.365%, 03/02/18	4,400	4,407,753
Concho Resources, Inc.
6.500%, 01/15/22	6,975	7,236,562

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
5.500%, 10/01/22	$4,150	$4,305,625
5.500%, 04/01/23	13,400	13,818,750
Diamondback Energy, Inc. 7.625%, 10/01/21	5,550	5,883,000
EQT Corp.
6.500%, 04/01/18	1,620	1,698,079
8.125%, 06/01/19	1,754	2,004,908
Matador Resources Co. 6.875%, 04/15/23	3,300	3,415,500
Range Resources Corp.
5.750%, 06/01/21 144A @	3,387	3,429,338
5.000%, 08/15/22 144A @	2,475	2,462,625
5.000%, 03/15/23 144A @	6,175	6,036,062
4.875%, 05/15/25	4,100	3,936,000
Shell International Finance BV 1.266%, 05/11/20 •	6,720	6,727,728

		66,360,534

Packaging and Containers — 0.2%
Beverage Packaging Holdings Luxembourg II SA 5.625%, 12/15/16 144A @	2,275	2,269,540
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
6.875%, 02/15/21	1,050	1,089,375
4.381%, 07/15/21 144A @,•	4,875	4,948,125

		8,307,040

Pharmaceuticals — 0.4%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,204,922
Grifols Worldwide Operations Ltd. 5.250%, 04/01/22	2,750	2,846,250
Johnson & Johnson 1.125%, 11/21/17	1,360	1,362,641
Pfizer, Inc. 1.200%, 06/01/18	8,525	8,538,708

		14,952,521

Pipelines — 1.2%
MPLX LP
5.500%, 02/15/23	10,260	10,599,575
4.500%, 07/15/23 144A @	15,500	15,801,087
4.875%, 12/01/24	1,600	1,654,922
ONEOK Partners LP 2.000%, 10/01/17	830	830,666
Targa Resources Partners LP
4.125%, 11/15/19	1,325	1,343,550
6.875%, 02/01/21	5,100	5,265,750
5.250%, 05/01/23	2,775	2,809,688
4.250%, 11/15/23	3,325	3,212,781

		41,518,019

Real Estate — 0.1%
CBRE Services, Inc. 5.000%, 03/15/23	900	947,982

	Par (000)	Value†

Real Estate — (continued)
Iron Mountain, Inc. 4.375%, 06/01/21 144A @	$1,300	$1,346,719

		2,294,701

Retail — 2.0%
AmeriGas Finance LLC 7.000%, 05/20/22	10,471	11,073,082
AutoZone, Inc.
1.625%, 04/21/19	365	366,234
2.500%, 04/15/21	1,915	1,950,355
Dollar Tree, Inc. 4.250%, 07/06/22	250	252,500
L Brands, Inc.
8.500%, 06/15/19	4,454	5,200,045
7.000%, 05/01/20	1,726	1,989,215
6.625%, 04/01/21	8,221	9,474,703
McDonald’s Corp. 2.100%, 12/07/18	505	512,713
Rite Aid Corp.
9.250%, 03/15/20	11,490	12,121,950
6.750%, 06/15/21	7,950	8,397,188
Suburban Propane Partners LP 7.375%, 08/01/21	1,890	1,965,600
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	2,545	2,558,936
Yum! Brands Inc.
6.250%, 03/15/18	250	266,250
5.300%, 09/15/19	250	270,313
3.875%, 11/01/23	1,150	1,132,750
Yum! Brans, Inc.
3.875%, 11/01/20	2,775	2,853,061
3.750%, 11/01/21	8,100	8,221,500

		68,606,395

Semiconductors — 0.9%
NXP BV/NXP Funding LLC
3.750%, 06/01/18 144A @	22,510	23,157,162
4.125%, 06/15/20 144A @	450	477,563
5.750%, 02/15/21 144A @	7,400	7,696,000

		31,330,725

Software — 0.3%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,336,005
IMS Health, Inc. 6.000%, 11/01/20 144A @	2,457	2,493,855
MSCI, Inc.144A @
5.250%, 11/15/24	1,065	1,127,462
5.750%, 08/15/25	2,589	2,763,757

		11,721,079

Telecommunications — 3.2%
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,756,675
5.250%, 01/15/23	13,865	15,699,894
Level 3 Financing, Inc.
5.375%, 08/15/22	3,500	3,657,500
5.625%, 02/01/23	2,975	3,090,281

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
SBA Communications Corp. 5.625%, 10/01/19	$5,800	$5,963,154
T-Mobile USA, Inc.
5.250%, 09/01/18	825	836,344
6.542%, 04/28/20	13,000	13,438,750
6.625%, 11/15/20	5,475	5,625,563
Telesat Canada 6.000%, 05/15/17 144A @	2,295	2,295,000
UPC Holding BV 6.375%, 09/15/22 144A @	4,975	5,924,016
UPCB Finance VI Ltd. 6.875%, 01/15/22 144A @	23,582	24,702,564
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	325	336,378
Virgin Media Secured Finance PLC
5.375%, 04/15/21 144A @	16,074	16,757,145
6.000%, 04/15/21 144A @	1,215	1,631,900
5.250%, 01/15/26 144A @	3,450	3,501,750

		112,216,914

TOTAL CORPORATE BONDS (Cost $778,917,630)		792,641,456

LOAN AGREEMENTS — 4.1%‡
Beverages — 0.2%
De Master Blenders
4.250%, 07/02/22	1,011	1,148,871
4.250%, 07/02/22	7,549	7,577,415

		8,726,286

Commercial Services — 0.3%
Kronos, Inc.
4.500%, 10/30/19 •	5,359	5,370,827
9.750%, 04/30/20	6,122	6,218,954

		11,589,781

Diversified Financial Services — 0.1%
Hilton Worldwide Finance LLC
3.335%, 10/26/20 •	430	432,566
3.097%, 10/25/23	4,400	4,438,506

		4,871,072

Entertainment — 0.0%
Kasima LLC 3.335%, 05/17/21 •	399	399,396

Food — 0.4%
Burger King 3.750%, 12/12/21	2,369	2,384,500
Chobani LLC 0.000%, 09/30/23	5,125	5,099,384
Pinnacle Foods Finance LLC•
3.250%, 04/29/20	3,735	3,748,504
3.252%, 04/29/20	4,246	4,264,384

		15,496,772

	Par (000)	Value†

Healthcare Services — 0.3%
Davita Healthcare Partners, Inc. 3.000%, 06/24/21 •	$9,363	$9,405,583

Holding Companies — 0.5%
Intelsat Jackson Holdings 3.750%, 06/30/19	17,021	16,166,363

Insurance — 0.6%
Hub International Ltd 4.000%, 10/02/20	19,407	19,407,356

Machinery — Diversified — 0.2%
Manitowoc Foodservice, Inc. 5.750%, 03/03/23	5,500	5,561,486

Media — 0.1%
Charter Communications Operating LLC•
3.000%, 07/01/20	3,051	3,058,820
3.000%, 01/03/21	1,435	1,438,706

		4,497,526

Retail — 0.5%
Dollar Tree Inc. 5.750%, 03/01/23	6,125	6,592,031
Yum! Brands, Inc. 3.281%, 06/16/23	11,446	11,517,852

		18,109,883

Semiconductors — 0.1%
NXP BV 3.405%, 12/07/20	1,853	1,859,358

Telecommunications — 0.8%
Avago Technologies 3.528%, 02/01/23	1,047	1,059,305
Telesat Canada•
4.273%, 03/28/17 ^	526	398,878
3.500%, 03/28/19	5,336	5,335,214
4.430%, 03/28/19 ^	3,619	2,741,059
UPC Financing Partnership 4.080%, 08/31/24	16,925	16,979,329

		26,513,785

TOTAL LOAN AGREEMENTS (Cost $143,325,959)		142,604,647

	Number of Contracts	Value†
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Duke Energy Corp., $70.00 01/20/2017 (Cost $152,256)	192	193,920

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 7.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	10,161,377	10,161,377

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
T. Rowe Price Reserve Investment Fund	255,954,158	$255,954,158

TOTAL SHORT-TERM INVESTMENTS (Cost $266,115,535)		266,115,535

TOTAL INVESTMENTS — 100.2% (Cost $3,119,508,723)(a)		$3,514,922,943

Other Assets & Liabilities — (0.2)%		(5,447,140)

TOTAL NET ASSETS — 100.0%		$3,509,475,803

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Alphabet Inc., $880.00, 01/19/2018	(60)	(234,000)
Alphabet Inc., $900.00, 01/19/2018	(69)	(243,501)
Alphabet Inc., $920.00, 01/19/2018	(60)	(165,600)
Alphabet Inc., $940.00, 01/19/2018	(59)	(132,750)
Alphabet, Inc., $795.00, 01/20/2017	(117)	(299,520)
Alphabet, Inc., $800.00, 01/20/2017	(31)	(121,830)
Alphabet, Inc., $800.00, 01/20/2017	(170)	(408,000)
Alphabet, Inc., $820.00, 01/20/2017	(47)	(75,200)
Alphabet, Inc., $840.00, 01/20/2017	(47)	(50,196)
Alphabet, Inc., $900.00, 01/20/2017	(87)	(44,370)
Altria Group, Inc., $65.00, 01/20/2017	(1,456)	(192,192)
Altria Group, Inc., $67.50, 01/20/2017	(1,457)	(85,963)
American Tower Corp., $105.00, 01/20/2017	(170)	(175,100)
American Tower Corp., $110.00, 01/20/2017	(331)	(244,940)
American Tower Corp., $115.00, 01/20/2017	(484)	(198,440)
Apple, Inc., $105.00, 01/20/2017	(704)	(725,120)
Apple, Inc., $110.00, 01/20/2017	(704)	(492,800)
Apple, Inc., $115.00, 01/20/2017	(2,045)	(899,800)
AutoZone, Inc., $840.00, 01/20/2017	(45)	(33,300)
Comcast Corp., $62.50, 01/20/2017	(2,713)	(1,380,917)
Comcast Corp., $65.00, 01/20/2017	(3,814)	(1,296,760)
Comcast Corp., $70.00, 01/20/2017	(656)	(64,288)
Comcast Corp., $72.50, 01/20/2017	(2,484)	(114,264)
CVS Health Corp., $100.00, 01/20/2017	(386)	(13,510)
CVS Health Corp., $105.00, 01/20/2017	(564)	(6,204)
CVS Health Corp., $110.00, 01/20/2017	(967)	(3,868)
CVS Health Corp., $115.00, 01/20/2017	(436)	(872)
Danaher Corp., $100.00, 01/20/2017	(405)	(230,850)
Danaher Corp., $105.00, 01/20/2017	(1,119)	(302,130)
Danaher Corp., $110.00, 01/20/2017	(713)	(64,170)
Danaher Corp., $115.00, 01/20/2017	(289)	(2,890)
Danaher Corp., $87.50, 01/20/2017	(846)	(4,230)
Danaher Corp., $92.00, 01/20/2017	(895)	(877,100)
Danaher Corp., $92.50, 01/20/2017	(895)	(1,074,000)
Duke Energy Corp., $70.00, 01/20/2017	(192)	(193,920)
Lowe’s Cos, Inc., $87.50, 01/20/2017	(426)	(2,130)
Lowe’s Cos, Inc., $90.00, 01/20/2017	(863)	(863)
Lowe’s Cos., Inc., $80.00, 01/20/2017	(234)	(11,232)
Lowe’s Cos., Inc., $82.00, 01/20/2017	(1,117)	(11,170)
Lowe’s Cos., Inc., $82.50, 01/20/2017	(234)	(5,382)
LyondellBasell Industries NV, $87.50, 01/20/2017	(1,586)	(320,372)
LyondellBasell Industries NV, $90.00, 01/20/2017	(622)	(84,592)

	Number of Contracts	Value†

Call Options — (continued)
LyondellBasell Industries NV, $92.50, 01/20/2017	$(623)	$(40,495)
Microsoft Corp., $57.50, 01/20/2017	(2,891)	(728,532)
Microsoft Corp., $60.00, 01/20/2017	(518)	(69,412)
Microsoft Corp., $62.50, 01/20/2017	(3,068)	(187,148)
Microsoft Corp., $65.00, 01/20/2017	(4,567)	(105,041)
PepsiCo, Inc., $100.00, 01/20/2017	(388)	(372,480)
PepsiCo, Inc., $105.00, 01/20/2017	(842)	(479,940)
PepsiCo, Inc., $110.00, 01/20/2017	(1,348)	(341,044)
Pfizer, Inc., $35.00, 01/20/2017	(4,211)	(273,715)
Pfizer, Inc., $36.00, 01/20/2017	(2,124)	(74,340)
Philip Morris International, Inc., $110.00, 01/20/2017	(271)	(4,878)
Philip Morris International, Inc., $92.50, 01/20/2017	(701)	(487,195)
Philip Morris International, Inc., $95.00, 01/20/2017	(1,300)	(676,000)
Philip Morris International, Inc., $97.50, 01/20/2017	(1,300)	(468,000)
Texas Instruments, Inc., $55.00, 01/20/2017	(598)	(911,950)
Texas Instruments, Inc., $60.00, 01/20/2017	(598)	(630,890)
Texas Instruments, Inc., $72.50 01/20/2017	(186)	(37,758)
The Bank of New York Mellon Corp., $45.00, 01/20/2017	(2,763)	(102,231)
The Bank of New York Mellon Corp., $47.00, 01/20/2017	(1,901)	(13,307)
The Boeing Co., $160.00, 01/20/2017	(270)	(2,160)
The Boeing Co., $165.00, 01/20/2017	(269)	(1,614)
The Boeing Co., $170.00, 01/20/2017	(269)	(1,345)
Thermo Fisher Scientific, Inc., $155.00, 01/20/2017	(118)	(106,200)
Thermo Fisher Scientific, Inc., $160.00, 01/20/2017	(202)	(125,240)
Thermo Fisher Scientific, Inc., $165.00, 01/20/2017	(548)	(197,280)
Thermo Fisher Scientific, Inc., $170.00, 01/20/2017	(881)	(162,104)
UnitedHealth Group, Inc., $140.00, 01/20/2017	(891)	(530,145)
UnitedHealth Group, Inc., $145.00, 01/20/2017	(745)	(245,850)
UnitedHealth Group, Inc., $155.00, 01/20/2017	(84)	(7,392)
Visa, Inc., $85.00, 01/20/2017	(1,601)	(382,639)
Visa, Inc., $87.50, 01/20/2017	(1,227)	(174,234)
Visa, Inc., $90.00, 01/20/2017	(153)	(12,699)
Visa, Inc., $95.00, 01/20/2017	(326)	(114,752)
Zoetis, Inc., $55.00, 01/20/2017	(693)	(73,458)

TOTAL WRITTEN OPTIONS (Premiums $(16,249,920))		(19,029,804)

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at September 30, 2016 is $4,697,874.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2016. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $3,125,811,126. Net unrealized appreciation was $389,111,817. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $418,741,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $29,629,415.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2016††
United States	89%
United Kingdom	5
Canada	1
Cayman Islands	1
Germany	1
Ireland	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$10,644,592	$10,644,592	$—	$—
Agriculture	101,541,389	101,541,389	—	—
Banks	92,023,614	92,023,614	—	—
Beverages	50,864,006	50,864,006	—	—
Biotechnology	21,675,449	21,675,449	—	—
Chemicals	22,840,734	22,840,734	—	—
Commercial Services	67,038,511	67,038,511	—	—
Computers	39,036,165	39,036,165	—	—
Diversified Financial Services	51,232,415	51,232,415	—	—
Electric	86,120,450	86,120,450	—	—
Electronics	244,374,356	244,374,356	—	—
Food	66,915,193	66,915,193	—	—
Healthcare Products	178,519,144	178,519,144	—	—
Healthcare Services	149,409,063	149,409,063	—	—
Insurance	190,961,733	190,961,733	—	—
Internet	123,907,457	123,907,457	—	—
Machinery - Diversified	31,788,297	31,788,297	—	—
Media	98,744,639	64,130,878	34,613,761	—
Miscellaneous Manufacturing	37,500,999	37,500,999	—	—
Oil & Gas	19,621,296	19,621,296	—	—
Pharmaceuticals	146,339,745	146,339,745	—	—
Retail	182,138,804	182,138,804	—	—
Semiconductors	9,698,876	9,698,876	—	—
Software	140,364,804	140,364,804	—	—
Telecommunications	23,878,640	23,878,640	—	—
REAL ESTATE INVESTMENT TRUSTS	50,710,803	40,722,680	9,988,123	—
PREFERRED STOCKS	65,056,560	65,056,560	—	—
ASSET BACKED SECURITIES	10,419,651	—	10,419,651	—
CORPORATE BONDS	792,641,456	—	792,641,456	—
LOAN AGREEMENTS	142,604,647	—	142,604,647	—
PURCHASED OPTIONS	193,920	—	193,920	—
SHORT-TERM INVESTMENTS	266,115,535	266,115,535	—	—

TOTAL INVESTMENTS	$3,514,922,943	$2,524,461,385	$990,461,558	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(19,029,804)	$—	$(19,029,804)	$—
TOTAL LIABILITIES	$(19,029,804)	$—	$(19,029,804)	$—

The accompanying notes are an integral part of the financial statements.

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $21,334,956 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.7%
Penn Series Index 500 Fund* (Cost $20,525,697)	2,665,798	$46,251,587

AFFILIATED FIXED INCOME FUNDS — 39.8%
Penn Series Quality Bond Fund* (Cost $24,467,307)	2,147,242	30,834,391

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $354,559)	354,559	354,559

TOTAL INVESTMENTS — 99.9% (Cost $45,347,563)(a)		$77,440,537

Other Assets & Liabilities — 0.1%		56,415

TOTAL NET ASSETS — 100.0%		$77,496,952

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $48,490,647. Net unrealized appreciation was $28,949,890. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,092,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,143,084.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$46,251,587	$46,251,587	$—	$—
AFFILIATED FIXED INCOME FUNDS	30,834,391	30,834,391	—	—
SHORT-TERM INVESTMENTS	354,559	354,559	—	—

TOTAL INVESTMENTS	$77,440,537	$77,440,537	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Aerospace & Defense — 1.2%
The Boeing Co.	23,500	$3,095,890

Agriculture — 1.2%
Philip Morris International, Inc.	33,700	3,276,314

Airlines — 2.1%
American Airlines Group, Inc.	118,800	4,349,268
Delta Air Lines, Inc.	27,600	1,086,336

		5,435,604

Apparel — 0.8%
Hanesbrands, Inc.	82,200	2,075,550

Auto Manufacturers — 1.7%
Ferrari NV	34,060	1,766,692
Tesla Motors, Inc.*	13,452	2,744,612

		4,511,304

Auto Parts & Equipment — 1.2%
Delphi Automotive PLC	22,800	1,626,096
Mobileye NV*	34,642	1,474,710

		3,100,806

Banks — 2.2%
Morgan Stanley	121,500	3,895,290
State Street Corp.	26,900	1,873,047

		5,768,337

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	20,572	2,520,893
Biogen, Inc.*	8,800	2,754,664
BioMarin Pharmaceutical, Inc.*	5,500	508,860
Celgene Corp.*	17,400	1,818,822
Illumina, Inc.*	7,032	1,277,433
Incyte Corp.*	6,700	631,743
Vertex Pharmaceuticals, Inc.*	25,800	2,250,018

		11,762,433

Building Materials — 0.3%
Martin Marietta Materials, Inc.	4,400	788,084

Chemicals — 0.6%
Ashland Global Holdings, Inc.	13,900	1,611,705

Commercial Services — 2.4%
IHS Markit Ltd.*	25,952	974,498
PayPal Holdings, Inc.*	132,555	5,430,778

		6,405,276

Computers — 3.3%
Apple, Inc.	78,300	8,851,815

Diversified Financial Services — 7.4%
BlackRock, Inc.	1,500	543,690
Intercontinental Exchange, Inc.	10,600	2,855,216
Mastercard, Inc., Class A	67,200	6,838,944
TD Ameritrade Holding Corp.	56,080	1,976,259
Visa, Inc., Class A	89,700	7,418,190

		19,632,299

	Number of Shares	Value†

Electric — 0.5%
NextEra Energy, Inc.	11,900	$1,455,608

Electronics — 0.7%
Fortive Corp.	33,900	1,725,510

Food — 0.8%
Mondelez International, Inc., Class A	46,600	2,045,740

Healthcare Products — 4.5%
Danaher Corp.	65,800	5,158,062
Intuitive Surgical, Inc.*	5,700	4,131,531
Stryker Corp.	22,300	2,595,943

		11,885,536

Healthcare Services — 5.1%
Aetna, Inc.	25,423	2,935,085
Anthem, Inc.	13,100	1,641,561
Centene Corp.*	7,919	530,256
Cigna Corp.	13,800	1,798,416
Humana, Inc.	17,111	3,026,765
UnitedHealth Group, Inc.	25,600	3,584,000

		13,516,083

Internet — 29.5%
Alibaba Group Holding Ltd. ADR*	27,000	2,856,330
Alphabet, Inc., Class A*	11,900	9,568,314
Alphabet, Inc., Class C*	10,440	8,114,908
Amazon.com, Inc.*	28,830	24,139,647
Ctrip.com International Ltd. ADR*	28,900	1,345,873
Facebook, Inc., Class A*	95,900	12,301,093
Netflix, Inc.*	20,743	2,044,223
Tencent Holdings Ltd.	138,400	3,800,629
The Priceline Group, Inc.*	8,050	11,845,494
VeriSign, Inc.*	24,236	1,896,225

		77,912,736

Lodging — 3.0%
Las Vegas Sands Corp.	44,900	2,583,546
Marriott International, Inc., Class A	28,800	1,939,104
MGM Resorts International*	129,590	3,373,228

		7,895,878

Machinery - Diversified — 1.2%
Roper Technologies, Inc.	11,800	2,153,146
Wabtec Corp.	11,179	912,765

		3,065,911

Media — 0.1%
The Walt Disney Co.	3,800	352,868

Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	4,300	515,312

Pharmaceuticals — 3.2%
Allergan PLC*	11,413	2,628,528
Bristol-Myers Squibb Co.	63,289	3,412,543
McKesson Corp.	4,600	767,050
Zoetis, Inc.	33,400	1,737,134

		8,545,255

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 6.4%
AutoZone, Inc.*	3,972	$3,051,846
Costco Wholesale Corp.	6,600	1,006,566
Lowe’s Cos., Inc.	40,900	2,953,389
O’Reilly Automotive, Inc.*	3,400	952,374
Ross Stores, Inc.	33,500	2,154,050
Signet Jewelers Ltd.	12,335	919,328
Starbucks Corp.	14,500	785,030
Tractor Supply Co.	31,185	2,100,310
Walgreens Boots Alliance, Inc.	37,300	3,007,126

		16,930,019

Semiconductors — 2.3%
ASML Holding N.V.	19,100	2,092,978
NXP Semiconductors N.V.*	39,098	3,988,387

		6,081,365

Software — 7.4%
Fiserv, Inc.*	16,300	1,621,361
Microsoft Corp.	151,800	8,743,680
NetSuite, Inc.*	20,005	2,214,353
salesforce.com, Inc.*	60,700	4,329,731
ServiceNow, Inc.*	32,623	2,582,111

		19,491,236

Telecommunications — 0.8%
Palo Alto Networks, Inc.*	6,900	1,099,377
T-Mobile US, Inc.*	23,500	1,097,920

		2,197,297

Transportation — 0.8%
FedEx Corp.	9,500	1,659,460
Kansas City Southern	4,100	382,612

		2,042,072

TOTAL COMMON STOCKS (Cost $187,239,661)		251,973,843

PREFERRED STOCKS — 1.7%
Internet — 0.9%
Dropbox. Inc., Class A*^,~	24,940	223,213
Flipkart Ltd., Ordinary Shares*^,~	566	54,500
Flipkart Ltd., Series A*^,~	196	18,873
Flipkart Ltd., Series C*^,~	341	32,835
Flipkart Ltd., Series E*^,~	636	61,240
Flipkart Ltd., Series G*^,~	2,888	278,086
Flipkart Ltd., Series H*^,~	2,579	248,332
Livingsocial, Inc., Series F, CONV*^,~	15,066	0
Snapchat Inc. Series F CONV*^,~	12,884	395,796
Uber Technologies, Inc., Series G, CONV*^,~	12,545	611,847
Xiaoju Kuaizhi, Inc (didi), CONV*^,~	11,920	455,667

		2,380,389

Lodging — 0.6%
Airbnb, Inc., Series D*^,~	9,999	1,049,895
Airbnb, Inc., Series E, CONV*^,~	3,694	387,870

		1,437,765

Real Estate — 0.1%
WeWork Companies, Inc., Class A*^,~	923	34,746

	Number of Shares	Value†

Real Estate — (continued)
WeWork Companies, Inc., Series E*^,~	8,297	$312,334

		347,080

Software — 0.1%
Magic Leap Inc., Series C, CONV*^,~	15,808	364,106

TOTAL PREFERRED STOCKS (Cost $4,256,083)		4,529,340

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Diversified — 2.8%
American Tower Corp.	39,300	4,453,869
Crown Castle International Corp.	19,700	1,855,937
Equinix, Inc.	3,000	1,080,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,263,594)		7,390,556

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,208,749	1,208,749
T. Rowe Price Reserve Investment Fund	1,110,006	1,110,006

TOTAL SHORT-TERM INVESTMENTS (Cost $2,318,755)		2,318,755

TOTAL INVESTMENTS — 100.7% (Cost $199,078,093)(a)		$266,212,494

Other Assets & Liabilities — (0.7)%		(1,897,227)

TOTAL NET ASSETS — 100.0%		$264,315,267

^	Illiquid security. The total market value of illiquid securities at September 30, 2016 is $4,529,340.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $199,585,120. Net unrealized appreciation was $66,627,374. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $71,766,712 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,139,338.
~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $4,529,340.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 09/30/2016††
United States	93%
China	2
Netherlands	2
Israel	1
Italy	1
United Kingdom	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$251,973,843	$251,973,843
REAL ESTATE INVESTMENT TRUSTS	7,390,556	7,390,556	—	—

PREFERRED STOCKS	4,529,340	—	—	4,529,340
SHORT-TERM INVESTMENTS	2,318,755	2,318,755	—	—

TOTAL INVESTMENTS	$266,212,494	$261,683,154	$—	$4,529,340

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $3,814,181 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2015	3,814,644
Purchases	759,902
Change in Appreciation/(Depreciation)	(45,206)

Balance as of 9/30/2016	4,529,340

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.9%
Advertising — 0.4%
Omnicom Group, Inc.	2,063	$175,355

Aerospace & Defense — 2.0%
United Technologies Corp.	8,747	888,695

Apparel — 6.0%
Burberry Group PLC	19,514	348,789
LVMH Moet Hennessy Louis Vuitton S.E.	4,280	729,849
NIKE, Inc., Class B	21,041	1,107,809
VF Corp.	7,630	427,661

		2,614,108

Beverages — 2.2%
AMBEV S.A. ADR	45,823	279,062
PepsiCo, Inc.	2,250	244,733
Pernod Ricard S.A.	3,740	442,612

		966,407

Chemicals — 8.6%
Ecolab, Inc.	8,043	978,994
LyondellBasell Industries NV, Class A	1,899	153,173
Monsanto Co.	8,770	896,294
PPG Industries, Inc.	7,010	724,554
Praxair, Inc.	2,065	249,514
The Sherwin-Williams Co.	2,848	787,928

		3,790,457

Commercial Services — 3.1%
Equifax, Inc.	5,026	676,399
Moody’s Corp.	6,525	706,527

		1,382,926

Computers — 9.4%
Accenture PLC, Class A	19,359	2,365,089
Apple, Inc.	8,485	959,229
Cognizant Technology Solutions Corp., Class A*	17,316	826,146

		4,150,464

Cosmetics & Personal Care — 5.2%
Colgate-Palmolive Co.	17,561	1,301,973
Coty, Inc., Class A	11,051	259,698
L’Oreal S.A.	1,982	374,273
The Estee Lauder Cos., Inc., Class A	3,991	353,443

		2,289,387

Distribution & Wholesale — 2.0%
Fastenal Co.	7,500	313,350
W.W. Grainger, Inc.	2,455	551,982

		865,332

Diversified Financial Services — 8.2%
CME Group, Inc.	2,233	233,393
Mastercard, Inc., Class A	6,268	637,894
The Blackstone Group LP	19,594	500,235
The Charles Schwab Corp.	19,338	610,501
Visa, Inc., Class A	19,600	1,620,920

		3,602,943

Electronics — 8.5%
Amphenol Corp., Class A	9,921	644,071
Fortive Corp.	5,360	272,824

	Number of Shares	Value†

Electronics — (continued)
Mettler-Toledo International, Inc.*	1,893	$794,738
Thermo Fisher Scientific, Inc.	9,620	1,530,157
Waters Corp.*	3,187	505,108

		3,746,898

Food — 1.1%
Danone S.A.	6,409	475,533

Healthcare Products — 4.8%
Danaher Corp.	8,452	662,552
DENTSPLY SIRONA, Inc.	6,984	415,059
The Cooper Cos., Inc.	2,749	492,786
Zimmer Biomet Holdings, Inc.	4,160	540,883

		2,111,280

Household Products & Wares — 0.8%
Church & Dwight Co., Inc.	7,022	336,494

Insurance — 1.4%
Aon PLC	5,671	637,931

Internet — 6.1%
Alphabet, Inc., Class A*	3,321	2,670,283

Media — 2.5%
The Walt Disney Co.	2,016	187,206
Time Warner, Inc.	2,814	224,023
Twenty-First Century Fox, Inc., Class A	28,386	687,509

		1,098,738

Miscellaneous Manufacturing — 0.9%
Colfax Corp.*	12,679	398,501

Oil & Gas Services — 0.5%
Schlumberger Ltd.	3,024	237,808

Pharmaceuticals — 11.0%
Abbott Laboratories	27,168	1,148,935
Eli Lilly & Co.	8,486	681,086
Express Scripts Holding Co.*	7,452	525,590
Mead Johnson Nutrition Co.	10,516	830,869
Roche Holding AG	2,592	642,998
Zoetis, Inc.	18,840	979,868

		4,809,346

Retail — 5.9%
AutoZone, Inc.*	1,250	960,425
CVS Health Corp.	9,087	808,652
The TJX Cos., Inc.	10,719	801,567

		2,570,644

Semiconductors — 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,817	667,382
Texas Instruments, Inc.	14,173	994,661

		1,662,043

Software — 3.7%
Fidelity National Information Services, Inc.	11,342	873,674
Fiserv, Inc.*	5,143	511,574

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Oracle Corp.	5,834	$229,160

		1,614,408

Transportation — 1.8%
Union Pacific Corp.	8,007	780,923

TOTAL COMMON STOCKS (Cost $36,992,003)		43,876,904

SHORT-TERM INVESTMENTS — 0.5%
Money Market — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $212,203)	212,203	212,203

TOTAL INVESTMENTS — 100.4% (Cost $37,204,206)(a)		$44,089,107

Other Assets & Liabilities — (0.4)%		(181,748)

TOTAL NET ASSETS — 100.0%		$43,907,359

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $37,339,024. Net unrealized appreciation was $6,750,083. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,913,307 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,163,224.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CAP GROWTH FUND

Country Weightings as of 09/30/2016 ††
United States	84%
France	5
Ireland	5
Taiwan	2
United Kingdom	2
Brazil	1
Switzerland	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$43,876,904	$43,876,904
SHORT-TERM INVESTMENTS	212,203	212,203	—	—

TOTAL INVESTMENTS	$44,089,107	$44,089,107	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $3,140,394 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
Harris Corp.	22,890	$2,096,953

Agriculture — 2.3%
Reynolds American, Inc.	51,210	2,414,552

Airlines — 1.1%
Spirit Airlines, Inc.*	27,040	1,150,011

Beverages — 4.7%
Constellation Brands, Inc., Class A	17,030	2,835,325
Monster Beverage Corp.*	15,450	2,268,214

		5,103,539

Biotechnology — 4.0%
Alexion Pharmaceuticals, Inc.*	5,380	659,265
Biogen, Inc.*	4,140	1,295,944
Celgene Corp.*	22,700	2,372,831

		4,328,040

Chemicals — 2.0%
The Sherwin-Williams Co.	7,770	2,149,648

Commercial Services — 5.7%
Aramark	31,030	1,180,071
PayPal Holdings, Inc.*	53,350	2,185,749
S&P Global Inc.	14,820	1,875,619
TransUnion*	26,857	926,567

		6,168,006

Computers — 4.4%
Apple, Inc.	41,415	4,681,966

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	11,840	1,062,640

Diversified Financial Services — 6.1%
Intercontinental Exchange, Inc.	8,570	2,308,415
Visa, Inc., Class A	51,090	4,225,143

		6,533,558

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	5,360	1,418,256

Electronics — 1.3%
Johnson Controls International PLC	31,033	1,443,966

Environmental Control — 1.0%
Waste Connections, Inc.	14,440	1,078,668

Healthcare Products — 4.7%
Baxter International, Inc.	33,080	1,574,608
Boston Scientific Corp.*	71,660	1,705,508
Intuitive Surgical, Inc.*	2,390	1,732,344

		5,012,460

Healthcare Services — 4.2%
Novo Nordisk A/S Class B, ADR	29,700	1,235,223
UnitedHealth Group, Inc.	23,740	3,323,600

		4,558,823

Internet — 20.6%
Alphabet, Inc., Class A*	9,180	7,381,271

	Number of Shares	Value†

Internet — (continued)
Amazon.com, Inc.*	8,005	$6,702,666
Facebook, Inc., Class A*	37,810	4,849,889
Symantec Corp.	43,930	1,102,643
Tencent Holdings Ltd. ADR	76,720	2,138,570

		22,175,039

Lodging — 1.1%
Wynn Resorts Ltd.	12,070	1,175,859

Media — 2.2%
Charter Communications, Inc.*	8,810	2,378,436

Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	17,110	922,571
Eli Lilly & Co.	10,060	807,416

		1,729,987

Retail — 15.2%
Coach, Inc.	32,400	1,184,544
Dollar General Corp.	20,450	1,431,296
O’Reilly Automotive, Inc.*	6,790	1,901,947
Starbucks Corp.	46,710	2,528,879
The Home Depot, Inc.	28,340	3,646,791
The TJX Cos., Inc.	29,330	2,193,297
Ulta Salon Cosmetics & Fragrance, Inc.*	4,510	1,073,290
Yum! Brands, Inc.	26,560	2,411,914

		16,371,958

Semiconductors — 1.9%
Broadcom Ltd.	12,070	2,082,316

Software — 9.6%
Adobe Systems, Inc.*	21,170	2,297,792
Electronic Arts, Inc.*	24,370	2,081,198
Fidelity National Information Services, Inc.	31,840	2,452,635
salesforce.com, Inc.*	22,175	1,581,743
ServiceNow, Inc.*	23,810	1,884,561

		10,297,929

Transportation — 1.7%
Kansas City Southern	19,460	1,816,007

TOTAL COMMON STOCKS (Cost $86,293,336)		107,228,617

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $821,887)	821,888	821,888

TOTAL INVESTMENTS — 100.4% (Cost $87,115,223)(a)		$108,050,505

Other Assets & Liabilities — (0.4)%		(468,334)

TOTAL NET ASSETS — 100.0%		$107,582,171

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE GROWTH FUND

(a)	At September 30, 2016, the cost for Federal income tax purposes was $87,227,584. Net unrealized appreciation was $20,822,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,404,658 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,581,737.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 09/30/2016 ††
United States	93%
Cayman Islands	2
Singapore	2
Canada	1
Denmark	1
Ireland	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$107,228,617	$107,228,617	$—	$—
SHORT-TERM INVESTMENTS	821,888	821,888	—	—

TOTAL INVESTMENTS	$108,050,505	$108,050,505	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.0%
Aerospace & Defense — 4.8%
Harris Corp.	25,574	$2,342,834
Northrop Grumman Corp.	15,465	3,308,737
United Technologies Corp.	38,530	3,914,648

		9,566,219

Agriculture — 1.5%
Philip Morris International, Inc.	29,872	2,904,156

Apparel — 1.2%
Ralph Lauren Corp.	23,088	2,335,120

Banks — 12.5%
Bank of America Corp.	254,255	3,979,091
Citigroup, Inc.	65,803	3,107,876
Fifth Third Bancorp	98,757	2,020,568
JPMorgan Chase & Co.	86,477	5,758,503
State Street Corp.	27,400	1,907,862
The PNC Financial Services Group, Inc.	38,628	3,479,996
Wells Fargo & Co.	101,445	4,491,985

		24,745,881

Beverages — 1.5%
PepsiCo, Inc.	27,575	2,999,333

Building Materials — 1.5%
Vulcan Materials Co.	25,804	2,934,689

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	41,490	2,778,585

Computers — 1.6%
Apple, Inc.	28,321	3,201,689

Diversified Financial Services — 5.4%
American Express Co.	28,572	1,829,751
Ameriprise Financial, Inc.	24,403	2,434,687
Discover Financial Services	60,003	3,393,170
FNF Group	81,827	3,020,234

		10,677,842

Electric — 3.6%
Calpine Corp.*	111,857	1,413,873
NextEra Energy, Inc.	25,323	3,097,509
PG&E Corp.	42,860	2,621,746

		7,133,128

Electronics — 1.4%
Honeywell International, Inc.	23,110	2,694,395

Food — 1.5%
Mondelez International, Inc., Class A	68,685	3,015,272

Healthcare Products — 2.0%
Medtronic PLC	45,516	3,932,582

Healthcare Services — 3.5%
Aetna, Inc.	11,967	1,381,590
Humana, Inc.	8,052	1,424,318
UnitedHealth Group, Inc.	28,680	4,015,200

		6,821,108

	Number of Shares	Value†

Housewares — 1.3%
Newell Brands, Inc.	48,158	$2,536,000

Insurance — 5.7%
American International Group, Inc.	56,419	3,347,903
MetLife, Inc.	59,947	2,663,445
The Travelers Cos., Inc.	24,863	2,848,057
Unum Group	66,692	2,354,895

		11,214,300

Internet — 2.3%
Liberty Interactive Corp. QVC Group, Class A*	103,518	2,071,395
Symantec Corp.	99,541	2,498,479

		4,569,874

Leisure Time — 1.0%
Harley-Davidson, Inc.	36,254	1,906,598

Media — 2.7%
Comcast Corp., Class A	54,328	3,604,119
Liberty Global PLC, Class A*	47,970	1,639,615

		5,243,734

Miscellaneous Manufacturing — 3.8%
Eaton Corp. PLC	41,835	2,748,978
Ingersoll-Rand PLC	33,665	2,287,200
Pentair PLC	39,137	2,514,161

		7,550,339

Oil & Gas — 5.6%
Chevron Corp.	30,761	3,165,922
Hess Corp.	66,811	3,582,406
Royal Dutch Shell PLC ADR, Class A	50,211	2,514,065
Valero Energy Corp.	33,386	1,769,458

		11,031,851

Oil & Gas Services — 2.9%
Halliburton Co.	82,148	3,686,802
National Oilwell Varco, Inc.	57,974	2,129,965

		5,816,767

Packaging and Containers — 1.4%
Sealed Air Corp.	60,829	2,787,185

Pharmaceuticals — 9.3%
AbbVie, Inc.	31,369	1,978,443
Allergan PLC*	12,844	2,958,101
Eli Lilly & Co.	30,615	2,457,160
Merck & Co., Inc.	62,456	3,897,879
Pfizer, Inc.	126,614	4,288,416
Teva Pharmaceutical Industries Ltd. ADR	59,277	2,727,335

		18,307,334

Real Estate — 0.8%
CBRE Group, Inc., Class A*	54,826	1,534,032

Retail — 3.3%
Advance Auto Parts, Inc.	11,883	1,771,993
CVS Health Corp.	36,578	3,255,076
Dollar General Corp.	22,364	1,565,257

		6,592,326

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 1.6%
QUALCOMM, Inc.	46,527	$3,187,100

Software — 4.0%
Microsoft Corp.	90,559	5,216,198
Oracle Corp.	66,542	2,613,770

		7,829,968

Telecommunications — 4.3%
Cisco Systems, Inc.	113,066	3,586,453
Verizon Communications, Inc.	56,172	2,919,821
Vodafone Group PLC-ADR	68,260	1,989,779

		8,496,053

Transportation — 1.6%
Norfolk Southern Corp.	31,507	3,058,069

TOTAL COMMON STOCKS (Cost $160,468,877)		187,401,529

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Advertising — 0.5%
Outfront Media, Inc.	42,299	1,000,372

Diversified — 1.4%
Weyerhaeuser Co.	86,365	2,758,498

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,476,708)		3,758,870

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,025,173)	3,025,173	3,025,173

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 98.4% (Cost $166,970,759)		$194,185,572

SECURITIES SOLD SHORT — 0.0%
Chemicals — 0.0%
AdvanSix Inc. (Cost $(15,791))	(924)	(15,329)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 98.4% (Cost $166,954,967)(a)		$194,170,243

Other Assets & Liabilities — 1.6%		3,182,168

TOTAL NET ASSETS — 100.0%		$197,352,411

†	See Security Valuation Note.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $167,322,478. Net unrealized appreciation was $26,847,765. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $33,968,685 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,120,920.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$187,401,529	$187,401,529	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,758,870	3,758,870	—	—
SHORT-TERM INVESTMENTS	3,025,173	3,025,173	—	—

TOTAL INVESTMENTS	$194,185,572	$194,185,572	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
SECURITIES SOLD SHORT	$(15,329)	$(15,329)	$—	$—
TOTAL LIABILITIES	$(15,329)	$(15,329)	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.1%
Aerospace & Defense — 2.5%
United Technologies Corp.	47,427	$4,818,583

Agriculture — 3.6%
Altria Group, Inc.	21,184	1,339,464
Reynolds American, Inc.	115,401	5,441,157

		6,780,621

Auto Parts & Equipment — 1.9%
The Goodyear Tire & Rubber Co.	113,727	3,673,382

Banks — 13.7%
Credit Suisse Group AG ADR	247,022	3,245,869
JPMorgan Chase & Co.	98,159	6,536,408
The Goldman Sachs Group, Inc.	22,882	3,690,180
The PNC Financial Services Group, Inc.	33,726	3,038,375
U.S. Bancorp	71,537	3,068,222
Wells Fargo & Co.	141,212	6,252,868

		25,831,922

Chemicals — 1.8%
PPG Industries, Inc.	32,741	3,384,110

Computers — 1.5%
Apple, Inc.	25,691	2,904,367

Diversified Financial Services — 5.3%
Invesco Ltd.	42,821	1,339,013
iShares Russell 1000 Value ETF	8,548	902,840
Lazard Ltd, Class A	29,103	1,058,185
The Charles Schwab Corp.	84,383	2,663,971
Visa, Inc., Class A	48,710	4,028,317

		9,992,326

Electric — 4.2%
NextEra Energy, Inc.	39,444	4,824,790
PG&E Corp.	50,401	3,083,029

		7,907,819

Electrical Components & Equipment — 1.6%
Hubbell, Inc.	28,432	3,063,264

Electronics — 1.0%
Thermo Fisher Scientific, Inc.	11,297	1,796,901

Food — 4.1%
General Mills, Inc.	36,902	2,357,300
Kellogg Co.	37,373	2,895,286
The Kroger Co.	83,363	2,474,214

		7,726,800

Forest Products & Paper — 0.9%
International Paper Co.	34,535	1,656,989

Gas — 2.4%
Sempra Energy	42,130	4,515,915

Healthcare Products — 1.9%
Zimmer Biomet Holdings, Inc.	27,886	3,625,738

	Number of Shares	Value†

Healthcare Services — 0.6%
Humana, Inc.	6,310	$1,116,176

Home Furnishings — 0.8%
Whirlpool Corp.	9,489	1,538,736

Insurance — 4.7%
Alleghany Corp*	2,894	1,519,408
American Financial Group, Inc.	20,741	1,555,575
Chubb, Ltd	34,873	4,381,792
W. R. Berkley Corp.	26,458	1,528,214

		8,984,989

Internet — 3.9%
Alphabet, Inc., Class C*	5,330	4,142,955
eBay, Inc.*	100,183	3,296,021

		7,438,976

Machinery - Construction & Mining — 1.5%
Caterpillar, Inc.	32,932	2,923,374

Machinery - Diversified — 1.2%
Rockwell Automation, Inc.	18,324	2,241,758

Miscellaneous Manufacturing — 3.5%
General Electric Co.	223,751	6,627,505

Oil & Gas — 10.8%
Chevron Corp.	67,941	6,992,488
EOG Resources, Inc.	49,625	4,799,234
Exxon Mobil Corp.	16,355	1,427,464
Occidental Petroleum Corp.	70,384	5,132,401
Pioneer Natural Resources Co.	11,718	2,175,447

		20,527,034

Oil & Gas Services — 2.4%
Halliburton Co.	37,338	1,675,729
Schlumberger Ltd.	37,350	2,937,204

		4,612,933

Pharmaceuticals — 10.3%
Allergan PLC*	10,025	2,308,858
Eli Lilly & Co.	24,483	1,965,005
Johnson & Johnson	62,424	7,374,147
McKesson Corp.	8,372	1,396,031
Pfizer, Inc.	143,395	4,856,789
Teva Pharmaceutical Industries Ltd. ADR	19,011	874,696
Zoetis, Inc.	12,761	663,700

		19,439,226

Retail — 1.3%
Sally Beauty Holdings, Inc.*	33,188	852,268
The Home Depot, Inc.	12,567	1,617,121

		2,469,389

Semiconductors — 2.8%
Intel Corp.	111,227	4,198,819
NXP Semiconductors N.V.*	10,039	1,024,079

		5,222,898

Telecommunications — 2.5%
Verizon Communications, Inc.	90,194	4,688,284

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	37,660	$2,653,524

TOTAL COMMON STOCKS (Cost $162,909,106)		178,163,539

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Apartments — 1.4%
Equity Residential	39,543	2,543,801

Regional Malls — 1.5%
Simon Property Group, Inc.	13,367	2,767,103

Storage & Warehousing — 0.5%
Public Storage	4,307	961,064

Strip Centers — 1.6%
Federal Realty Investment Trust	19,904	3,063,823

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,486,789)		9,335,791

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $176,547)	176,547	176,547

TOTAL INVESTMENTS — 99.2% (Cost $172,572,442)(a)		$187,675,877

Other Assets & Liabilities — 0.8%		1,593,066

TOTAL NET ASSETS — 100.0%		$189,268,943

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $173,228,130. Net unrealized appreciation was $14,447,747. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $19,768,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,320,655.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 09/30/2016 ††
United States	93%
Switzerland	4
Bermuda	1
France	1
Netherlands	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$178,163,539	$178,163,539	$—	$—
REAL ESTATE INVESTMENT TRUSTS	9,335,791	9,335,791	—	—
SHORT-TERM INVESTMENTS	176,547	176,547	—	—

TOTAL INVESTMENTS	$187,675,877	$187,675,877	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.4%
Advertising — 0.2%
Omnicom Group, Inc.	5,467	$464,695
The Interpublic Group of Cos., Inc.	9,034	201,910

		666,605

Aerospace & Defense — 2.1%
General Dynamics Corp.	6,397	992,558
Harris Corp.	2,600	238,186
L-3 Communications Holdings, Inc.	1,800	271,314
Lockheed Martin Corp.	5,698	1,365,925
Northrop Grumman Corp.	4,092	875,483
Raytheon Co.	6,676	908,804
Rockwell Collins, Inc.	2,945	248,381
The Boeing Co.	13,121	1,728,561
TransDigm Group, Inc.*	1,200	346,944
United Technologies Corp.	17,642	1,792,427

		8,768,583

Agriculture — 1.8%
Altria Group, Inc.	43,878	2,774,406
Archer-Daniels-Midland Co.	13,499	569,253
Philip Morris International, Inc.	34,853	3,388,409
Reynolds American, Inc.	18,854	888,966

		7,621,034

Airlines — 0.5%
Alaska Air Group, Inc.	2,800	184,408
American Airlines Group, Inc.	11,900	435,659
Delta Air Lines, Inc.	17,400	684,864
Southwest Airlines Co.	14,017	545,121
United Continental Holdings, Inc.*	6,600	346,302

		2,196,354

Apparel — 0.7%
Hanesbrands, Inc.	8,700	219,675
Michael Kors Holdings Ltd.*	4,000	187,160
NIKE, Inc., Class B	29,792	1,568,549
Ralph Lauren Corp.	1,228	124,200
Under Armour, Inc., Class A*	3,900	150,852
Under Armour, Inc., Class C*	3,927	132,968
VF Corp.	7,732	433,379

		2,816,783

Auto Manufacturers — 0.6%
Ford Motor Co.	88,867	1,072,625
General Motors Co.	31,600	1,003,932
PACCAR, Inc.	7,944	466,948

		2,543,505

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	4,800	168,864
Delphi Automotive PLC	6,100	435,052
The Goodyear Tire & Rubber Co.	6,106	197,224

		801,140

Banks — 6.6%
Bank of America Corp.	231,511	3,623,147
BB&T Corp.	17,799	671,378
Capital One Financial Corp.	11,541	828,990
Citigroup, Inc.	66,169	3,125,162
Citizens Financial Group, Inc.	12,100	298,991
Comerica, Inc.	3,844	181,898

	Number of Shares	Value†

Banks — (continued)
Fifth Third Bancorp	17,946	$367,175
Huntington Bancshares, Inc.	24,565	242,211
JPMorgan Chase & Co.	81,564	5,431,347
KeyCorp.	24,699	300,587
M&T Bank Corp.	3,652	423,997
Morgan Stanley	33,863	1,085,648
Northern Trust Corp.	4,947	336,347
Regions Financial Corp.	28,294	279,262
State Street Corp.	8,247	574,239
SunTrust Banks, Inc.	11,588	507,554
The Bank of New York Mellon Corp.	24,480	976,262
The Goldman Sachs Group, Inc.	8,543	1,377,730
The PNC Financial Services Group, Inc.	11,283	1,016,485
U.S. Bancorp	36,656	1,572,176
Wells Fargo & Co.	102,637	4,544,766
Zions Bancorporation	4,804	149,020

		27,914,372

Beverages — 2.2%
Brown-Forman Corp., Class B	4,586	217,560
Constellation Brands, Inc., Class A	3,923	653,140
Dr. Pepper Snapple Group, Inc.	4,300	392,633
Molson Coors Brewing Co., Class B	4,138	454,352
Monster Beverage Corp.*	3,168	465,094
PepsiCo, Inc.	32,439	3,528,390
The Coca-Cola Co.	87,786	3,715,104

		9,426,273

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	5,000	612,700
Amgen, Inc.	16,845	2,809,914
Biogen, Inc.*	4,933	1,544,177
Celgene Corp.*	17,556	1,835,129
Gilead Sciences, Inc.	29,878	2,363,947
Illumina, Inc.*	3,400	617,644
Regeneron Pharmaceuticals, Inc.*	1,700	683,434
Vertex Pharmaceuticals, Inc.*	5,700	497,097

		10,964,042

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	3,500	203,350
Martin Marietta Materials, Inc.	1,500	268,665
Masco Corp.	7,377	253,105
Vulcan Materials Co.	3,041	345,853

		1,070,973

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,921	739,823
Albemarle Corp.	2,600	222,274
CF Industries Holdings, Inc.	5,300	129,055
E.I. du Pont de Nemours & Co.	19,823	1,327,546
Eastman Chemical Co.	3,282	222,126
Ecolab, Inc.	6,033	734,337
FMC Corp.	3,100	149,854
International Flavors & Fragrances, Inc.	1,875	268,069
LyondellBasell Industries NV, Class A	7,800	629,148
Monsanto Co.	9,836	1,005,239
PPG Industries, Inc.	6,128	633,390
Praxair, Inc.	6,426	776,454

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
The Dow Chemical Co.	25,379	$1,315,394
The Mosaic Co.	7,600	185,896
The Sherwin-Williams Co.	1,734	479,728

		8,818,333

Commercial Services — 1.4%
Allegion PLC	2,266	156,150
Alliance Data Systems Corp.*	1,300	278,889
Automatic Data Processing, Inc.	10,243	903,433
Cintas Corp.	1,955	220,133
Equifax, Inc.	2,677	360,271
Global Payments, Inc.	3,481	267,202
H&R Block, Inc.	5,266	121,908
Moody’s Corp.	3,873	419,368
Paychex, Inc.	7,275	421,004
PayPal Holdings, Inc.*	24,728	1,013,106
Quanta Services, Inc.*	3,400	95,166
Robert Half International, Inc.	3,207	121,417
S&P Global Inc.	5,986	757,588
The Western Union Co.	11,178	232,726
Total System Services, Inc.	3,977	187,515
United Rentals, Inc.*	1,900	149,131
Verisk Analytics, Inc.*	3,600	292,608

		5,997,615

Computers — 5.1%
Accenture PLC, Class A	14,100	1,722,597
Apple, Inc.	121,702	13,758,411
Cognizant Technology Solutions Corp., Class A*	13,504	644,276
CSRA, Inc.	3,357	90,303
Hewlett Packard Enterprise Co.	37,383	850,463
HP, Inc.	38,983	605,406
International Business Machines Corp.	19,820	3,148,407
NetApp, Inc.	6,421	230,000
Seagate Technology PLC	6,900	265,995
Teradata Corp.*	2,616	81,096
Western Digital Corp.	6,197	362,339

		21,759,293

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	20,270	1,502,818
The Estee Lauder Cos., Inc., Class A	5,074	449,353
The Procter & Gamble Co.	60,294	5,411,387

		7,363,558

Distribution & Wholesale — 0.3%
Fastenal Co.	6,700	279,926
Genuine Parts Co.	3,405	342,032
LKQ Corp.*	7,000	248,220
W.W. Grainger, Inc.	1,272	285,997

		1,156,175

Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.*	1,300	188,110
American Express Co.	17,580	1,125,823
Ameriprise Financial, Inc.	3,646	363,761
BlackRock, Inc.	2,799	1,014,526
CME Group, Inc.	7,760	811,075

	Number of Shares	Value†

Diversified Financial Services — (continued)
Discover Financial Services	9,278	$524,671
E*TRADE Financial Corp.*	6,481	188,727
Franklin Resources, Inc.	8,456	300,780
Intercontinental Exchange, Inc.	2,670	719,191
Invesco Ltd.	9,567	299,160
Legg Mason, Inc.	2,261	75,698
Mastercard, Inc., Class A	21,800	2,218,586
Nasdaq, Inc.	2,500	168,850
Navient Corp.	7,534	109,017
Synchrony Financial	17,912	501,536
T. Rowe Price Group, Inc.	5,581	371,137
The Charles Schwab Corp.	27,069	854,568
Visa, Inc., Class A	42,756	3,535,921

		13,371,137

Diversified Operations — 0.0%
Leucadia National Corp.	7,260	138,230

Electric — 2.9%
AES Corp.	14,644	188,175
Alliant Energy Corp.	5,200	199,212
Ameren Corp.	5,398	265,474
American Electric Power Co., Inc.	11,157	716,391
CMS Energy Corp.	6,243	262,268
Consolidated Edison, Inc.	6,834	514,600
Dominion Resources, Inc.	13,809	1,025,594
DTE Energy Co.	4,092	383,298
Duke Energy Corp.	15,418	1,234,057
Edison International	7,400	534,650
Entergy Corp.	4,147	318,199
Eversource Energy	7,193	389,717
Exelon Corp.	20,310	676,120
FirstEnergy Corp.	9,956	329,344
NextEra Energy, Inc.	10,315	1,261,731
NRG Energy, Inc.	7,800	87,438
PG&E Corp.	11,350	694,280
Pinnacle West Capital Corp.	2,569	195,218
PPL Corp.	15,298	528,852
Public Service Enterprise Group, Inc.	11,249	470,996
SCANA Corp.	3,400	246,058
The Southern Co.	22,143	1,135,936
WEC Energy Group, Inc.	7,050	422,154
Xcel Energy, Inc.	11,630	478,458

		12,558,220

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,000	264,600
AMETEK, Inc.	5,300	253,234
Emerson Electric Co.	14,576	794,538

		1,312,372

Electronics — 1.6%
Agilent Technologies, Inc.	7,345	345,876
Amphenol Corp., Class A	6,900	447,948
FLIR Systems, Inc.	3,043	95,611
Fortive Corp.	6,784	345,305
Garmin Ltd.	2,800	134,708
Honeywell International, Inc.	17,108	1,994,622

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Johnson Controls International PLC	21,198	$986,343
Mettler-Toledo International, Inc.*	600	251,898
PerkinElmer, Inc.	2,516	141,173
TE Connectivity Ltd.	7,900	508,602
Thermo Fisher Scientific, Inc.	8,882	1,412,771
Waters Corp.*	1,858	294,474

		6,959,331

Engineering & Construction — 0.1%
Fluor Corp.	3,170	162,684
Jacobs Engineering Group, Inc.*	2,983	154,281

		316,965

Environmental Control — 0.2%
Republic Services, Inc.	5,314	268,091
Stericycle, Inc.*	2,000	160,280
Waste Management, Inc.	9,400	599,344

		1,027,715

Food — 1.8%
Campbell Soup Co.	4,016	219,675
ConAgra Foods, Inc.	9,902	466,483
General Mills, Inc.	13,510	863,019
Hormel Foods Corp.	6,200	235,166
Kellogg Co.	5,766	446,692
McCormick & Co., Inc.	2,619	261,690
Mondelez International, Inc., Class A	35,163	1,543,656
Sysco Corp.	11,752	575,966
The Hershey Co.	3,187	304,677
The J.M. Smucker Co.	2,634	357,012
The Kraft Heinz Co.	13,354	1,195,317
The Kroger Co.	21,490	637,823
Tyson Foods, Inc., Class A	6,649	496,481
Whole Foods Market, Inc.	7,586	215,063

		7,818,720

Forest Products & Paper — 0.1%
International Paper Co.	9,267	444,631

Gas — 0.2%
CenterPoint Energy, Inc.	9,322	216,550
NiSource, Inc.	7,365	177,570
Sempra Energy	5,398	578,612

		972,732

Hand & Machine Tools — 0.1%
Snap-On, Inc.	1,328	201,803
Stanley Black & Decker, Inc.	3,340	410,753

		612,556

Healthcare Products — 2.5%
Baxter International, Inc.	11,042	525,599
Becton Dickinson & Co.	4,835	868,994
Boston Scientific Corp.*	30,548	727,042
C.R. Bard, Inc.	1,642	368,268
Danaher Corp.	13,568	1,063,595
DENTSPLY SIRONA, Inc.	5,500	326,865
Edwards Lifesciences Corp.*	4,700	566,632
Henry Schein, Inc.*	1,900	309,662
Hologic, Inc.*	5,700	221,331

	Number of Shares	Value†

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	907	$657,421
Medtronic PLC	31,197	2,695,421
Patterson Cos., Inc.	1,974	90,686
St. Jude Medical, Inc.	6,430	512,857
Stryker Corp.	7,081	824,299
The Cooper Cos., Inc.	1,100	197,186
Varian Medical Systems, Inc.*	2,157	214,686
Zimmer Biomet Holdings, Inc.	4,529	588,861

		10,759,405

Healthcare Services — 1.8%
Aetna, Inc.	7,893	911,247
Anthem, Inc.	5,995	751,233
Centene Corp.*	3,900	261,144
Cigna Corp.	5,694	742,042
DaVita, Inc.*	3,698	244,327
HCA Holdings, Inc.*	6,900	521,847
Humana, Inc.	3,410	603,195
Laboratory Corp. of America Holdings*	2,377	326,790
Quest Diagnostics, Inc.	3,187	269,716
UnitedHealth Group, Inc.	21,341	2,987,740
Universal Health Services, Inc., Class B	2,055	253,217

		7,872,498

Home Builders — 0.1%
D.R. Horton, Inc.	7,376	222,755
Lennar Corp., Class A	4,036	170,884
PulteGroup, Inc.	6,834	136,954

		530,593

Home Furnishings — 0.1%
Harman International Industries, Inc.	1,738	146,774
Whirlpool Corp.	1,769	286,861

		433,635

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,883	146,479
Church & Dwight Co., Inc.	5,600	268,352
Kimberly-Clark Corp.	8,087	1,020,094
The Clorox Co.	2,997	375,164

		1,810,089

Housewares — 0.1%
Newell Brands, Inc.	10,416	548,507

Insurance — 4.1%
Aflac, Inc.	9,310	669,110
American International Group, Inc.	22,985	1,363,930
Aon PLC	5,944	668,641
Arthur J Gallagher & Co.	4,000	203,480
Assurant, Inc.	1,460	134,685
Berkshire Hathaway, Inc., Class B*	42,850	6,190,539
Chubb, Ltd	10,460	1,314,299
Cincinnati Financial Corp.	3,292	248,283
Lincoln National Corp.	5,573	261,819
Loews Corp.	6,225	256,159
Marsh & McLennan Cos., Inc.	11,809	794,155
MetLife, Inc.	24,885	1,105,640
Principal Financial Group, Inc.	6,065	312,408
Prudential Financial, Inc.	9,930	810,784

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Allstate Corp.	8,376	$579,452
The Hartford Financial Services Group, Inc.	8,857	379,257
The Progressive Corp.	12,956	408,114
The Travelers Cos., Inc.	6,631	759,581
Torchmark Corp.	2,552	163,047
Unum Group	5,376	189,827
Willis Towers Watson PLC	3,045	404,285
XL Group Ltd.	6,149	206,791

		17,424,286

Internet — 7.1%
Alphabet, Inc., Class A*	6,670	5,363,080
Alphabet, Inc., Class C*	6,702	5,209,398
Amazon.com, Inc.*	8,875	7,431,126
eBay, Inc.*	23,828	783,941
Expedia, Inc.	2,594	302,772
F5 Networks, Inc.*	1,500	186,960
Facebook, Inc., Class A*	52,500	6,734,175
Netflix, Inc.*	9,500	936,225
Symantec Corp.	13,538	339,804
The Priceline Group, Inc.*	1,137	1,673,084
TripAdvisor, Inc.*	2,594	163,889
VeriSign, Inc.*	2,209	172,832
Yahoo!, Inc.*	20,017	862,733

		30,160,019

Iron & Steel — 0.1%
Nucor Corp.	7,135	352,826

Leisure Time — 0.2%
Carnival Corp.	9,845	480,633
Harley-Davidson, Inc.	4,228	222,350
Royal Caribbean Cruises Ltd.	3,700	277,315

		980,298

Lodging — 0.2%
Marriott International, Inc., Class A	7,367	495,993
Wyndham Worldwide Corp.	2,560	172,365
Wynn Resorts Ltd.	1,930	188,021

		856,379

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	13,028	1,156,496

Machinery - Diversified — 0.5%
Cummins, Inc.	3,674	470,823
Deere & Co.	6,732	574,576
Flowserve Corp.	2,800	135,072
Rockwell Automation, Inc.	2,971	363,472
Roper Technologies, Inc.	2,300	419,681
Xylem, Inc.	4,154	217,878

		2,181,502

Media — 2.9%
CBS Corp., Class B	9,254	506,564
Charter Communications, Inc.*	4,900	1,322,853
Comcast Corp., Class A	54,477	3,614,004
Discovery Communications, Inc., Class A*	3,500	94,220
Discovery Communications, Inc., Class C*	4,700	123,657
News Corp., Class A	9,115	127,428

	Number of Shares	Value†

Media — (continued)
News Corp., Class B	2,500	$35,550
Nielsen Holdings PLC	8,000	428,560
Scripps Networks Interactive, Inc., Class A	2,056	130,535
TEGNA, Inc.	5,374	117,476
The Walt Disney Co.	33,508	3,111,553
Time Warner, Inc.	17,604	1,401,455
Twenty-First Century Fox, Inc., Class A	24,460	592,421
Twenty-First Century Fox, Inc., Class B	10,100	249,874
Viacom, Inc., Class B	7,981	304,076

		12,160,226

Mining — 0.3%
Alcoa, Inc.	28,348	287,449
Freeport-McMoRan, Inc.	28,696	311,638
Newmont Mining Corp.	11,883	466,883

		1,065,970

Miscellaneous Manufacturing — 2.7%
3M Co.	13,680	2,410,826
Dover Corp.	3,405	250,744
Eaton Corp. PLC	10,406	683,778
General Electric Co.	202,474	5,997,280
Illinois Tool Works, Inc.	7,219	865,125
Ingersoll-Rand PLC	5,800	394,052
Leggett & Platt, Inc.	2,854	130,085
Parker-Hannifin Corp.	2,981	374,205
Pentair PLC	4,019	258,181
Textron, Inc.	6,076	241,521

		11,605,797

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	4,161	75,564
Xerox Corp.	20,655	209,235

		284,799

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	11,459	726,042
Apache Corp.	8,557	546,536
Cabot Oil & Gas Corp.	9,088	234,470
Chesapeake Energy Corp.*	12,410	77,811
Chevron Corp.	42,470	4,371,012
Cimarex Energy Co.	2,100	282,177
Concho Resources, Inc.*	3,000	412,050
ConocoPhillips	28,180	1,224,985
Devon Energy Corp.	11,729	517,366
EOG Resources, Inc.	12,316	1,191,080
EQT Corp.	3,600	261,432
Exxon Mobil Corp.	93,665	8,175,081
Helmerich & Payne, Inc.	2,300	154,790
Hess Corp.	5,497	294,749
Marathon Oil Corp.	19,451	307,520
Marathon Petroleum Corp.	12,150	493,169
Murphy Oil Corp.	3,917	119,077
Newfield Exploration Co.*	4,100	178,186
Noble Energy, Inc.	9,538	340,888
Occidental Petroleum Corp.	17,158	1,251,161
Phillips 66	10,040	808,722
Pioneer Natural Resources Co.	3,700	686,905
Range Resources Corp.	3,923	152,016

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Southwestern Energy Co.*	8,490	$117,502
Tesoro Corp.	2,794	222,291
Valero Energy Corp.	10,640	563,920

		23,710,938

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	9,828	496,019
FMC Technologies, Inc.*	5,072	150,486
Halliburton Co.	19,469	873,769
National Oilwell Varco, Inc.	8,483	311,665
Schlumberger Ltd.	31,187	2,452,546
Transocean Ltd.*	8,300	88,478

		4,372,963

Packaging and Containers — 0.2%
Ball Corp.	3,926	321,736
Owens-Illinois, Inc.*	4,000	73,560
Sealed Air Corp.	4,333	198,538
WestRock Co.	5,746	278,566

		872,400

Pharmaceuticals — 7.0%
Abbott Laboratories	32,796	1,386,943
AbbVie, Inc.	36,196	2,282,882
Allergan PLC*	8,913	2,052,753
AmerisourceBergen Corp.	4,100	331,198
Bristol-Myers Squibb Co.	37,597	2,027,230
Cardinal Health, Inc.	7,382	573,581
Eli Lilly & Co.	21,854	1,754,002
Endo International PLC*	4,698	94,665
Express Scripts Holding Co.*	14,364	1,013,093
Johnson & Johnson	61,841	7,305,277
Mallinckrodt PLC*	2,400	167,472
McKesson Corp.	5,125	854,594
Mead Johnson Nutrition Co.	4,168	329,314
Merck & Co., Inc.	62,430	3,896,256
Mylan NV*	10,356	394,771
Perrigo Co. PLC	3,200	295,456
Pfizer, Inc.	136,205	4,613,263
Zoetis, Inc.	10,407	541,268

		29,914,018

Pipelines — 0.5%
Kinder Morgan, Inc.	41,736	965,353
ONEOK, Inc.	4,800	246,672
Spectra Energy Corp.	15,084	644,841
The Williams Cos., Inc.	15,334	471,214

		2,328,080

Real Estate — 0.0%
CBRE Group, Inc., Class A*	6,401	179,100

Retail — 6.2%
Advance Auto Parts, Inc.	1,700	253,504
AutoNation, Inc.*	1,719	83,733
AutoZone, Inc.*	641	492,506
Bed Bath & Beyond, Inc.	3,366	145,108
Best Buy Co., Inc.	6,168	235,494
CarMax, Inc.*	4,300	229,405
Chipotle Mexican Grill, Inc.*	600	254,100

	Number of Shares	Value†

Retail — (continued)
Coach, Inc.	6,277	$229,487
Costco Wholesale Corp.	9,777	1,491,090
CVS Health Corp.	24,267	2,159,520
Darden Restaurants, Inc.	2,540	155,753
Dollar General Corp.	5,900	412,941
Dollar Tree, Inc.*	5,454	430,484
Foot Locker, Inc.	3,100	209,932
Kohl’s Corp.	4,001	175,044
L Brands, Inc.	5,760	407,635
Lowe’s Cos., Inc.	20,040	1,447,089
Macy’s, Inc.	7,027	260,350
McDonald’s Corp.	19,278	2,223,910
Nordstrom, Inc.	2,737	141,996
O’Reilly Automotive, Inc.*	2,200	616,242
PVH Corp.	1,900	209,950
Ross Stores, Inc.	9,200	591,560
Signet Jewelers Ltd.	1,900	141,607
Staples, Inc.	15,637	133,696
Starbucks Corp.	33,188	1,796,798
Target Corp.	13,332	915,642
The Gap, Inc.	5,282	117,472
The Home Depot, Inc.	27,917	3,592,360
The TJX Cos., Inc.	14,918	1,115,568
Tiffany & Co.	2,464	178,960
Tractor Supply Co.	3,000	202,050
Ulta Salon Cosmetics & Fragrance, Inc.*	1,400	333,172
Urban Outfitters, Inc.*	1,700	58,684
Wal-Mart Stores, Inc.	34,247	2,469,894
Walgreens Boots Alliance, Inc.	19,579	1,578,459
Yum! Brands, Inc.	8,325	755,993

		26,247,188

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,700	121,814

Semiconductors — 3.3%
Analog Devices, Inc.	6,976	449,603
Applied Materials, Inc.	24,521	739,308
Broadcom Ltd.	8,951	1,544,227
First Solar, Inc.*	1,800	71,082
Intel Corp.	106,503	4,020,488
KLA-Tencor Corp.	3,427	238,896
Lam Research Corp.	3,559	337,073
Linear Technology Corp.	5,541	328,526
Microchip Technology, Inc.	4,518	280,749
Micron Technology, Inc.*	22,886	406,913
NVIDIA Corp.	11,454	784,828
Qorvo, Inc.*	2,800	156,072
QUALCOMM, Inc.	32,899	2,253,581
Skyworks Solutions, Inc.	4,200	319,788
Texas Instruments, Inc.	22,793	1,599,613
Xilinx, Inc.	5,764	313,216

		13,843,963

Software — 4.7%
Activision Blizzard, Inc.	15,400	682,220
Adobe Systems, Inc.*	11,205	1,216,191
Akamai Technologies, Inc.*	4,160	220,438

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Autodesk, Inc.*	4,381	$316,878
CA, Inc.	6,995	231,394
Cerner Corp.*	7,000	432,250
Citrix Systems, Inc.*	3,391	288,981
Electronic Arts, Inc.*	6,830	583,282
Fidelity National Information Services, Inc.	7,359	566,864
Fiserv, Inc.*	5,114	508,689
Intuit, Inc.	5,492	604,175
Microsoft Corp.	176,115	10,144,224
Oracle Corp.	68,017	2,671,708
Red Hat, Inc.*	4,200	339,486
salesforce.com, Inc.*	14,300	1,020,019
The Dun & Bradstreet Corp.	900	122,958

		19,949,757

Telecommunications — 3.7%
AT&T, Inc.	138,293	5,616,079
CenturyLink, Inc.	12,326	338,102
Cisco Systems, Inc.	112,880	3,580,554
Corning, Inc.	24,215	572,685
Frontier Communications Corp.	25,072	104,299
Juniper Networks, Inc.	7,971	191,782
Level 3 Communications, Inc.*	6,600	306,108
Motorola Solutions, Inc.	3,488	266,065
Verizon Communications, Inc.	91,939	4,778,989

		15,754,663

Textiles — 0.1%
Mohawk Industries, Inc.*	1,500	300,510

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,612	207,210
Mattel, Inc.	7,481	226,525

		433,735

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,139	221,174
CSX Corp.	21,466	654,713
Expeditors International of Washington, Inc.	4,182	215,457
FedEx Corp.	5,666	989,737
J.B. Hunt Transport Services, Inc.	2,000	162,280
Kansas City Southern	2,400	223,968
Norfolk Southern Corp.	6,652	645,643
Ryder System, Inc.	1,125	74,194
Union Pacific Corp.	19,020	1,855,020
United Parcel Service, Inc., Class B	15,674	1,714,109

		6,756,295

Water — 0.1%
American Water Works Co., Inc.	4,100	306,844

TOTAL COMMON STOCKS (Cost $234,425,081)		410,692,840

REAL ESTATE INVESTMENT TRUSTS — 3.0%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,662	168,123
AvalonBay Communities, Inc.	3,092	549,881

	Number of Shares	Value†

Apartments — (continued)
Equity Residential	8,292	$533,424
Essex Property Trust, Inc.	1,500	334,050
UDR, Inc.	6,000	215,940

		1,801,418

Building & Real Estate — 0.1%
Realty Income Corp.	5,400	361,422

Commercial Services — 0.0%
Iron Mountain, Inc.	4,697	176,278

Diversified — 0.9%
American Tower Corp.	9,659	1,094,655
Crown Castle International Corp.	7,600	715,996
Digital Realty Trust, Inc.	3,300	320,496
Equinix, Inc.	1,535	552,984
Vornado Realty Trust	4,087	413,645
Weyerhaeuser Co.	16,801	536,624

		3,634,400

Healthcare — 0.4%
HCP, Inc.	10,840	411,378
Ventas, Inc.	7,653	540,531
Welltower, Inc.	8,100	605,637

		1,557,546

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	16,376	254,974

Industrial — 0.1%
Prologis, Inc.	11,899	637,073

Office Property — 0.2%
Boston Properties, Inc.	3,442	469,110
SL Green Realty Corp.	2,300	248,630

		717,740

Regional Malls — 0.5%
General Growth Properties, Inc.	13,400	369,840
Simon Property Group, Inc.	7,028	1,454,866
The Macerich Co.	2,800	226,436

		2,051,142

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,800	222,348
Public Storage	3,316	739,932

		962,280

Strip Centers — 0.1%
Federal Realty Investment Trust	1,600	246,288
Kimco Realty Corp.	9,564	276,878

		523,166

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,608,321)		12,677,439

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INDEX 500 FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill 0.418%, 03/02/17 (Cost $374,335)	$375	$374,430

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,730,307)	2,730,307	2,730,307

TOTAL INVESTMENTS — 100.1% (Cost $246,138,044)(a)		$426,475,016

Other Assets & Liabilities — (0.1)%		(441,667)

TOTAL NET ASSETS — 100.0%		$426,033,349

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $254,580,425. Net unrealized appreciation was $171,894,591. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $187,900,584 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,005,993.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$410,692,840	$410,692,840	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,677,439	12,677,439	—	—
U.S. TREASURY OBLIGATIONS	374,430	—	374,430	—
SHORT-TERM INVESTMENTS	2,730,307	2,730,307	—	—

TOTAL INVESTMENTS	$426,475,016	$426,100,586	$374,430	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.6%
Harris Corp.	18,799	$1,722,176

Apparel — 1.1%
Burberry Group PLC	64,516	1,153,147

Auto Parts & Equipment — 2.3%
BorgWarner, Inc.	47,250	1,662,255
Mobileye NV*	17,147	729,948

		2,392,203

Banks — 5.8%
First Republic Bank	25,421	1,960,213
Northern Trust Corp.	38,369	2,608,708
Signature Bank*	13,372	1,583,914

		6,152,835

Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc.*	17,195	1,590,881

Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	28,929	1,680,775

Commercial Services — 4.2%
CoStar Group, Inc.*	12,937	2,801,249
Verisk Analytics, Inc.*	20,266	1,647,220

		4,448,469

Distribution & Wholesale — 3.0%
Fastenal Co.	76,453	3,194,206

Diversified Financial Services — 4.3%
CME Group, Inc.	25,424	2,657,316
Ellie Mae, Inc.*	10,385	1,093,541
Oaktree Capital Group LLC	19,591	830,658

		4,581,515

Electrical Components & Equipment — 0.8%
Generac Holdings, Inc.*	24,302	882,163

Electronics — 2.7%
Trimble, Inc.*	76,680	2,189,981
Woodward, Inc.	11,482	717,395

		2,907,376

Food — 4.2%
Blue Buffalo Pet Products, Inc.*	45,241	1,074,926
The Hain Celestial Group, Inc.*	40,999	1,458,745
Whole Foods Market, Inc.	65,744	1,863,842

		4,397,513

Healthcare Products — 8.0%
Align Technology, Inc.*	20,095	1,883,906
Edwards Lifesciences Corp.*	18,681	2,252,182
Henry Schein, Inc.*	5,999	977,717
Intuitive Surgical, Inc.*	4,659	3,376,983

		8,490,788

Healthcare Services — 2.3%
Acadia Healthcare Co., Inc.*	15,962	790,917
Laboratory Corp. of America Holdings*	12,053	1,657,047

		2,447,964

	Number of Shares	Value†

Home Builders — 1.6%
D.R. Horton, Inc.	56,312	$1,700,623

Household Products & Wares — 1.3%
The Scotts Miracle-Gro Co., Class A	16,508	1,374,621

Internet — 4.0%
GrubHub, Inc.*	48,966	2,105,048
Pandora Media, Inc.*	148,608	2,129,553

		4,234,601

Leisure Time — 1.6%
Polaris Industries, Inc.	22,239	1,722,188

Machinery - Diversified — 2.0%
IDEX Corp.	17,203	1,609,685
Wabtec Corp.	6,664	544,115

		2,153,800

Miscellaneous Manufacturing — 1.1%
A.O. Smith Corp.	11,580	1,143,988

Oil & Gas — 4.9%
Cabot Oil & Gas Corp.	49,978	1,289,432
Cimarex Energy Co.	7,939	1,066,764
Continental Resources, Inc.*	30,925	1,606,863
Noble Energy, Inc.	32,918	1,176,489

		5,139,548

Pharmaceuticals — 8.3%
ACADIA Pharmaceuticals, Inc.*	26,769	851,522
Alkermes PLC*	33,722	1,585,946
Diplomat Pharmacy, Inc.*	22,805	638,768
Mead Johnson Nutrition Co.	30,954	2,445,675
Pacira Pharmaceuticals, Inc.*	100	3,422
Zoetis, Inc.	63,584	3,307,004

		8,832,337

Retail — 11.4%
Bed Bath & Beyond, Inc.	31,881	1,374,390
DSW, Inc., Class A	51,363	1,051,914
Dunkin’ Brands Group, Inc.	44,699	2,327,924
Kate Spade & Co.*	58,777	1,006,850
lululemon athletica, Inc.*	19,315	1,177,829
Tiffany & Co.	26,122	1,897,241
Tractor Supply Co.	25,870	1,742,344
Williams-Sonoma, Inc.	28,000	1,430,240

		12,008,732

Semiconductors — 4.2%
Maxim Integrated Products, Inc.	29,722	1,186,800
Microchip Technology, Inc.	48,671	3,024,416
Monolithic Power Systems, Inc.	2,476	199,318

		4,410,534

Software — 9.5%
Akamai Technologies, Inc.*	8,120	430,279
ANSYS, Inc.*	17,001	1,574,462
Electronic Arts, Inc.*	34,027	2,905,906
Guidewire Software, Inc.*	18,667	1,119,647
Red Hat, Inc.*	21,318	1,723,134

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
ServiceNow, Inc.*	28,554	$2,260,049

		10,013,477

Toys, Games & Hobbies — 1.8%
Mattel, Inc.	63,920	1,935,498

Transportation — 2.1%
Expeditors International of Washington, Inc.	42,114	2,169,713

TOTAL COMMON STOCKS (Cost $98,559,899)		102,881,671

PURCHASED OPTIONS — 0.1%
Call Option — 0.0%
MarketAxess Holdings, Inc. $175.00, 11/18/16	30	8,700

Put Options — 0.1%
Russell 2000 Index, $1220, 10/28/16	46	54,418
S&P 500 Index, $2125.00, 10/28/16	15	19,650
SPDR S&P Midcap 400 ETF Trust, $275, 10/28/16	256	49,920

		123,988

TOTAL PURCHASED OPTIONS (Cost $160,226)		132,688

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,525,864)	2,525,864	2,525,864

TOTAL INVESTMENTS — 99.6% (Cost $101,085,763)(a)		$105,540,223

Other Assets & Liabilities — 0.4%		275,029

TOTAL NET ASSETS — 100.0%		$105,815,252

WRITTEN OPTIONS — (0.4)%
Put Options — (0.4)%
MarketAxess Holdings, Inc. $150.00 11/18/16	(30)	(4,350)
Pacira Pharmaceuticals, Inc. $85.00 12/16/16	(73)	(372,154)
Russell 2000 Index, $1110.00, 10/28/16	(46)	(6,808)
S&P 500 Index, $1975.00, 10/28/16	(15)	(2,850)
SPDR S&P Midcap 400 ETF Trust, $255, 10/28/16	(256)	(7,680)
TOTAL WRITTEN OPTIONS (Cost $(344,562))		(393,842)

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $101,516,038. Net unrealized depreciation was $4,024,185. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,238,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $11,213,867.

LLC — Limited Liability Company.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$102,881,671	$98,200,002	$4,681,669	$—
PURCHASED OPTIONS	132,688	132,688	—	—
SHORT-TERM INVESTMENTS	2,525,864	2,525,864	—	—

TOTAL INVESTMENTS	$105,540,223	$100,858,554	$4,681,669	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(393,842)	$—	$(393,842)	$—
TOTAL LIABILITIES	$(393,842)	$—	$(393,842)	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,037,596 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.0%
Aerospace & Defense — 11.6%
AerCap Holdings N.V.*	157,800	$6,073,722
B/E Aerospace, Inc.	71,900	3,714,354
General Dynamics Corp.	29,350	4,553,946
Orbital ATK, Inc.	22,400	1,707,552
Spirit AerosyStems Holdings, Inc., Class A*	70,300	3,131,162

		19,180,736

Airlines — 1.9%
American Airlines Group, Inc.	84,700	3,100,867

Apparel — 2.3%
Deckers Outdoor Corp.*	62,900	3,745,695

Banks — 6.1%
BB&T Corp.	52,200	1,968,984
Comerica, Inc.	79,600	3,766,672
M&T Bank Corp.	23,100	2,681,910
State Street Corp.	23,600	1,643,268

		10,060,834

Biotechnology — 1.0%
Myriad Genetics, Inc.*	79,900	1,644,342

Chemicals — 2.4%
Ashland Global Holdings, Inc.	33,900	3,930,705

Commercial Services — 2.2%
Avis Budget Group, Inc.*	49,600	1,696,816
Herc Holdings, Inc.*	17,053	574,686
Hertz Global Holdings, Inc.*	34,760	1,395,962

		3,667,464

Computers — 7.0%
Cadence Design Systems, Inc.*	125,700	3,209,121
Teradata Corp.*	136,200	4,222,200
Western Digital Corp.	70,723	4,135,174

		11,566,495

Electric — 5.4%
AES Corp.	270,700	3,478,495
Edison International	46,100	3,330,725
Flex Ltd.*	161,300	2,196,906

		9,006,126

Electronics — 4.9%
Itron, Inc.*	63,400	3,535,184
Johnson Controls International PLC	99,129	4,612,472

		8,147,656

Entertainment — 0.9%
Lions Gate Entertainment Corp.	78,200	1,563,218

Environmental Control — 2.4%
Covanta Holding Corp.	254,500	3,916,755

Food — 2.8%
Whole Foods Market, Inc.	166,500	4,720,275

Gas — 2.2%
CenterPoint Energy, Inc.	160,000	3,716,800

	Number of Shares	Value†

Healthcare Products — 3.8%
Zimmer Biomet Holdings, Inc.	48,300	$6,279,966

Household Products & Wares — 1.8%
Avery Dennison Corp.	38,500	2,994,915

Lodging — 1.4%
Wyndham Worldwide Corp.	33,500	2,255,555

Media — 2.0%
CBS Corp., Class B	60,100	3,289,874

Miscellaneous Manufacturing — 2.2%
Valmont Industries, Inc.	26,900	3,619,933

Oil & Gas — 4.2%
Cabot Oil & Gas Corp.	137,500	3,547,500
Devon Energy Corp.	78,900	3,480,279

		7,027,779

Pharmaceuticals — 1.5%
Perrigo Co. PLC	26,900	2,483,677

Pipelines — 2.4%
ONEOK, Inc.	78,300	4,023,837

Retail — 5.5%
Best Buy Co., Inc.	98,500	3,760,730
GNC Holdings, Inc., Class A	95,400	1,948,068
Macy’s, Inc.	57,800	2,141,490
Office Depot, Inc.	356,100	1,271,277

		9,121,565

Savings & Loans — 2.1%
BankUnited, Inc.	115,200	3,479,040

Semiconductors — 5.0%
ON Semiconductor Corp.*	314,200	3,870,944
Skyworks Solutions, Inc.	58,900	4,484,646

		8,355,590

Software — 4.2%
Check Point Software Technologies Ltd.*	49,200	3,818,412
Nuance Communications, Inc.*	213,788	3,099,926

		6,918,338

Telecommunications — 2.8%
Amdocs Ltd.	79,500	4,599,075

TOTAL COMMON STOCKS (Cost $130,117,556)		152,417,112

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Building & Real Estate — 4.8%
Colony Starwood Homes	150,220	4,311,314
Starwood Property Trust, Inc.	165,900	3,736,068
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,035,311)		8,047,382

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19*~	47,300	$0
Safeway PDC CVR, 01/30/17*~	47,300	0

TOTAL RIGHTS (Cost $50,313)		0

SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $7,801,104)	7,801,104	7,801,104

TOTAL INVESTMENTS — 101.5% (Cost $145,004,284)(a)		$168,265,598

Other Assets & Liabilities — (1.5)%		(2,550,441)

TOTAL NET ASSETS — 100.0%		$165,715,157

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $145,004,284. Net unrealized appreciation was $23,261,314. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,373,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,112,306.
~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $0.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 09/30/2016††
United States	88%
Ireland	4
Netherlands	4
Israel	2
Canada	1
Singapore	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$152,417,112	$152,417,112	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,047,382	8,047,382	—	—
SHORT-TERM INVESTMENTS	7,801,104	7,801,104	—	—

TOTAL INVESTMENTS	$168,265,598	$168,265,598	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 91.4%
Apparel — 0.6%
Ralph Lauren Corp.	4,889	$494,473

Auto Manufacturers — 0.9%
Honda Motor Co. Ltd. ADR	22,496	650,584
Oshkosh Corp.	3,407	190,792

		841,376

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC	6,496	463,295

Banks — 11.9%
Bank of Hawaii Corp.	8,893	645,810
BB&T Corp.	26,844	1,012,556
Comerica, Inc.	11,530	545,600
Commerce Bancshares, Inc.	18,625	917,468
M&T Bank Corp.	7,303	847,878
Northern Trust Corp.	39,846	2,709,129
State Street Corp.	12,543	873,369
SunTrust Banks, Inc.	12,662	554,596
The PNC Financial Services Group, Inc.	11,664	1,050,810
UMB Financial Corp.	10,645	632,845
Westamerica Bancorporation	16,680	848,678

		10,638,739

Commercial Services — 0.4%
IHS Markit Ltd.*	8,611	323,343

Computers — 0.5%
NetApp, Inc.	12,697	454,807

Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.	6,668	665,266
Franklin Resources, Inc.	2,893	102,904
Invesco Ltd.	24,265	758,767
T. Rowe Price Group, Inc.	8,961	595,906

		2,122,843

Electric — 7.2%
Ameren Corp.	13,532	665,504
Consolidated Edison, Inc.	8,493	639,523
Edison International	20,689	1,494,780
Eversource Energy	7,551	409,113
NorthWestern Corp.	10,457	601,591
PG&E Corp.	22,513	1,377,120
Xcel Energy, Inc.	31,418	1,292,537

		6,480,168

Electrical Components & Equipment — 1.7%
Emerson Electric Co.	10,260	559,273
Hubbell, Inc.	8,794	947,465

		1,506,738

Electronics — 6.3%
Johnson Controls International PLC	54,199	2,521,880
Keysight Technologies, Inc.*	31,709	1,004,858
Koninklijke Philips N.V.	41,739	1,236,899
TE Connectivity Ltd.	13,922	896,298

		5,659,935

Environmental Control — 1.8%
Clean Harbors, Inc.*	10,226	490,644

	Number of Shares	Value†

Environmental Control — (continued)
Republic Services, Inc.	22,745	$1,147,485

		1,638,129

Food — 5.6%
ConAgra Foods, Inc.	28,409	1,338,348
General Mills, Inc.	10,695	683,197
Kellogg Co.	7,039	545,311
Mondelez International, Inc., Class A	22,070	968,873
Sysco Corp.	16,633	815,183
The J.M. Smucker Co.	4,961	672,414

		5,023,326

Gas — 1.5%
Atmos Energy Corp.	8,274	616,165
Spire, Inc.	11,635	741,615

		1,357,780

Healthcare Products — 3.8%
Baxter International, Inc.	15,676	746,177
Becton Dickinson & Co.	1,319	237,064
Boston Scientific Corp.*	9,478	225,576
STERIS PLC	8,097	591,891
Zimmer Biomet Holdings, Inc.	11,936	1,551,919

		3,352,627

Healthcare Services — 2.7%
LifePoint Health, Inc.*	25,568	1,514,393
Quest Diagnostics, Inc.	10,464	885,568

		2,399,961

Home Builders — 1.1%
PulteGroup, Inc.	33,545	672,242
Thor Industries, Inc.	4,066	344,390

		1,016,632

Insurance — 7.1%
Aflac, Inc.	6,139	441,210
Brown & Brown, Inc.	18,478	696,805
Chubb, Ltd	9,968	1,252,479
MetLife, Inc.	14,036	623,620
ProAssurance Corp.	9,466	496,776
Reinsurance Group of America, Inc.	10,930	1,179,784
The Allstate Corp.	6,439	445,450
Torchmark Corp.	5,093	325,392
Unum Group	24,087	850,512

		6,312,028

Iron & Steel — 0.2%
Nucor Corp.	3,629	179,454

Leisure Time — 1.3%
Carnival Corp.	13,877	677,475
Polaris Industries, Inc.	6,361	492,596

		1,170,071

Machinery - Diversified — 1.2%
Cummins, Inc.	4,877	624,988
Rockwell Automation, Inc.	3,792	463,913

		1,088,901

Miscellaneous Manufacturing — 2.8%
Ingersoll-Rand PLC	12,734	865,148

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
ITT, Inc.	6,052	$216,904
Parker-Hannifin Corp.	4,850	608,820
Textron, Inc.	20,571	817,697

		2,508,569

Oil & Gas — 10.0%
Anadarko Petroleum Corp.	18,983	1,202,763
Cimarex Energy Co.	3,423	459,948
Devon Energy Corp.	28,269	1,246,946
EQT Corp.	21,621	1,570,117
Imperial Oil Ltd.	68,793	2,151,961
Noble Energy, Inc.	34,437	1,230,778
Occidental Petroleum Corp.	15,336	1,118,301

		8,980,814

Oil & Gas Services — 3.5%
Baker Hughes, Inc.	18,706	944,092
FMC Technologies, Inc.*	6,736	199,857
Frank’s International NV	37,201	483,613
Halliburton Co.	21,110	947,417
National Oilwell Varco, Inc.	16,211	595,592

		3,170,571

Packaging and Containers — 2.4%
Bemis Co., Inc.	4,964	253,214
Sonoco Products Co.	12,574	664,284
WestRock Co.	26,081	1,264,407

		2,181,905

Pharmaceuticals — 1.6%
Abbott Laboratories	16,005	676,851
Cardinal Health, Inc.	5,560	432,012
Mead Johnson Nutrition Co.	3,953	312,327

		1,421,190

Pipelines — 0.3%
Spectra Energy Partners LP	5,095	222,601

Retail — 2.9%
Advance Auto Parts, Inc.	5,840	870,861
CST Brands, Inc.	20,305	976,467
Target Corp.	10,800	741,744

		2,589,072

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	63,374	891,672

Semiconductors — 4.6%
Applied Materials, Inc.	44,444	1,339,986
Lam Research Corp.	6,586	623,760
Maxim Integrated Products, Inc.	28,100	1,122,033
Teradyne, Inc.	47,441	1,023,777

		4,109,556

Telecommunications — 0.9%
CenturyLink, Inc.	14,511	398,037
Level 3 Communications, Inc.*	7,937	368,118

		766,155

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	5,883	178,137

	Number of Shares	Value†

Transportation — 2.5%
CSX Corp.	40,114	$1,223,477
Heartland Express, Inc.	52,558	992,295

		2,215,772

TOTAL COMMON STOCKS (Cost $73,573,811)		81,760,640

REAL ESTATE INVESTMENT TRUSTS — 5.8%
Diversified — 1.8%
Corrections Corporation of America	1,539	21,346
Weyerhaeuser Co.	51,139	1,633,380

		1,654,726

Healthcare — 0.8%
Welltower, Inc.	9,506	710,764

Hotels & Resorts — 1.1%
Host Hotels & Resorts, Inc.	25,698	400,118
MGM Growth Properties LLC	22,431	584,776

		984,894

Office Property — 2.1%
Boston Properties, Inc.	3,258	444,033
Empire State Realty Trust, Inc., Class A	23,032	482,520
Piedmont Office Realty Trust, Inc., Class A	41,916	912,511

		1,839,064

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,783,841)		5,189,448

EXCHANGE TRADED FUNDS — 2.6%
Investment Companies — 2.6%
iShares Russell MidCap Value Index Fund (Cost $2,300,460)	30,207	2,318,991

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,011,463)	1,011,463	1,011,463

TOTAL INVESTMENTS — 100.9% (Cost $81,669,575)(a)		$90,280,542

Other Assets & Liabilities — (0.9)%		(818,433)

TOTAL NET ASSETS — 100.0%		$89,462,109

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $82,801,252. Net unrealized appreciation was $7,479,290. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $9,787,574 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,308,284.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 09/30/2016††
United States	88%
Ireland	3
Canada	2
Netherlands	2
Switzerland	2
United Kingdom	2
Japan	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$81,760,640	$81,760,640	—	—
REAL ESTATE INVESTMENT TRUSTS	5,189,448	5,189,448	—	—
EXCHANGE TRADED FUNDS	2,318,991	2,318,991	—	—
SHORT-TERM INVESTMENTS	1,011,463	1,011,463	—	—

TOTAL INVESTMENTS	$90,280,542	$90,280,542	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $947,976 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.4%
Aerospace & Defense — 2.3%
Harris Corp.	7,040	$644,935
Orbital ATK, Inc.	7,040	536,659

		1,181,594

Airlines — 1.4%
Spirit Airlines, Inc.*	16,670	708,975

Apparel — 0.7%
Columbia Sportswear Co.	6,543	371,250

Beverages — 1.3%
Constellation Brands, Inc., Class A	4,110	684,274

Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.*	4,144	280,880
Bluebird Bio, Inc.*	4,060	275,187
Cambrex Corp.*	16,854	749,329
Ligand Pharmaceuticals, Inc.*	5,543	565,718
Prothena Corp. PLC*	3,695	221,589
The Medicines Co.*	8,520	321,545

		2,414,248

Building Materials — 2.5%
Masonite International Corp.*	10,870	675,788
Vulcan Materials Co.	5,510	626,652

		1,302,440

Commercial Services — 21.0%
Allegion PLC	15,770	1,086,711
Aramark	24,120	917,284
Bright Horizons Family Solutions, Inc.*	13,780	921,744
CoStar Group, Inc.*	4,854	1,051,037
Euronet Worldwide, Inc.*	10,571	865,025
HealthEquity, Inc.*	19,003	719,264
KAR Auction Services, Inc.	25,414	1,096,868
LendingTree, Inc.*	4,533	439,293
SEI Investments Co.	17,020	776,282
Total System Services, Inc.	13,570	639,825
TransUnion*	23,824	821,928
Vantiv, Inc., Class A*	8,627	485,441
WEX, Inc.*	9,720	1,050,635

		10,871,337

Computers — 2.1%
EPAM Systems, Inc.*	12,647	876,563
Secureworks Corp., Class A*	15,937	199,372

		1,075,935

Distribution & Wholesale — 2.9%
HD Supply Holdings, Inc.*	27,440	877,531
Pool Corp.	6,670	630,449

		1,507,980

Diversified Financial Services — 3.6%
Ellie Mae, Inc.*	7,786	819,866
Evercore Partners, Inc., Class A	11,820	608,848
Raymond James Financial, Inc.	7,420	431,918

		1,860,632

Electrical Components & Equipment — 3.0%
Acuity Brands, Inc.	2,161	571,801

	Number of Shares	Value†

Electrical Components & Equipment — (continued)
Littelfuse, Inc.	4,382	$564,445
Universal Display Corp.*	8,010	444,635

		1,580,881

Electronics — 1.1%
FLIR Systems, Inc.	18,150	570,273

Entertainment — 4.5%
Cinemark Holdings, Inc.	18,654	714,075
Six Flags Entertainment Corp.	14,955	801,738
Vail Resorts, Inc.	5,180	812,638

		2,328,451

Environmental Control — 2.0%
Waste Connections, Inc.	14,240	1,063,728

Food — 1.4%
TreeHouse Foods, Inc.*	8,500	741,115

Healthcare Products — 5.3%
Cantel Medical Corp.	6,760	527,145
DexCom, Inc.*	8,059	706,452
Integra LifeSciences Holdings Corp.*	9,520	785,876
Nevro Corp.*	1,137	118,691
VWR Corp.*	22,116	627,210

		2,765,374

Healthcare Services — 3.3%
Amedisys, Inc.*	12,020	570,229
Healthways, Inc.*	17,490	462,785
Surgical Care Affiliates, Inc.*	13,491	657,821

		1,690,835

Home Builders — 1.2%
Thor Industries, Inc.	7,420	628,474

Internet — 2.8%
MercadoLibre, Inc.	2,200	406,934
Q2 Holdings, Inc.*	15,100	432,766
Yandex NV, Class A*	29,633	623,775

		1,463,475

Machinery - Diversified — 1.0%
Cognex Corp.	9,522	503,333

Miscellaneous Manufacturing — 4.1%
A.O. Smith Corp.	7,660	756,731
Carlisle Cos., Inc.	6,350	651,320
John Bean Technologies Corp.	10,560	745,008

		2,153,059

Oil & Gas — 0.9%
Diamondback Energy, Inc.*	5,000	482,700

Packaging and Containers — 1.5%
Berry Plastics Group, Inc.*	17,900	784,915

Pharmaceuticals — 1.9%
Ophthotech Corp.*	2,790	128,703
VCA, Inc.*	12,120	848,157

		976,860

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.2%
CBRE Group, Inc., Class A*	21,650	$605,767

Retail — 3.8%
Burlington Stores, Inc.*	9,797	793,753
Coach, Inc.	14,450	528,292
Dave & Buster’s Entertainment, Inc.*	10,321	404,377
Wingstop, Inc.	8,940	261,942

		1,988,364

Software — 11.2%
Acxiom Corp.*	26,609	709,130
Guidewire Software, Inc.*	12,675	760,247
HubSpot, Inc.*	9,110	524,918
Paycom Software, Inc.*	11,602	581,608
ServiceNow, Inc.*	11,400	902,310
Take-Two Interactive Software, Inc.*	19,730	889,428
Tyler Technologies, Inc.*	5,521	945,361
Veeva Systems, Inc., Class A*	12,191	503,245

		5,816,247

Telecommunications — 3.5%
Finisar Corp.*	18,049	537,860
Zayo Group Holdings, Inc.*	42,206	1,253,940

		1,791,800

Transportation — 2.2%
J.B. Hunt Transport Services, Inc.	4,770	387,038
Kansas City Southern	8,010	747,493

		1,134,531

TOTAL COMMON STOCKS (Cost $44,294,888)		51,048,847

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,095,570)	1,095,570	1,095,570

TOTAL INVESTMENTS — 100.5% (Cost $45,390,458)(a)		$52,144,417

Other Assets & Liabilities — (0.5)%		(275,586)

TOTAL NET ASSETS — 100.0%		$51,868,831

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $45,514,527. Net unrealized appreciation was $6,629,890. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,777,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,147,460.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 09/30/2016††
United States	93%
Ireland	3
Canada	2
Argentina	1
Russia	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$51,048,847	$51,048,847	$—	$—
SHORT-TERM INVESTMENTS	1,095,570	1,095,570	—	—

TOTAL INVESTMENTS	$52,144,417	$52,144,417	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 2.5%
B/E Aerospace, Inc.	20,850	$1,077,111
Esterline Technologies Corp.*	10,760	818,190

		1,895,301

Airlines — 1.1%
SkyWest, Inc.	30,720	811,315

Apparel — 0.8%
Crocs, Inc.*	74,720	620,176

Auto Manufacturers — 1.7%
Oshkosh Corp.	22,640	1,267,840

Auto Parts & Equipment — 3.6%
Dana Holding Corp.	59,860	933,217
Lear Corp.	6,840	829,145
Tenneco, Inc.*	15,610	909,595

		2,671,957

Banks — 9.2%
Associated Banc-Corp.	39,650	776,744
Comerica, Inc.	22,955	1,086,231
Fulton Financial Corp.	51,200	743,424
Huntington Bancshares, Inc.	105,930	1,044,470
Synovus Financial Corp.	20,940	681,178
Texas Capital Bancshares, Inc.*	11,370	624,440
Webster Financial Corp.	22,628	860,090
Zions Bancorporation	35,420	1,098,728

		6,915,305

Chemicals — 1.8%
Huntsman Corp.	48,780	793,651
Ingevity Corp.*	11,729	540,707

		1,334,358

Commercial Services — 5.1%
ABM Industries, Inc.	22,470	892,059
Booz Allen Hamilton Holding Corp.	36,220	1,144,914
Quanta Services, Inc.*	39,460	1,104,485
Sotheby’s	19,140	727,703

		3,869,161

Computers — 2.1%
Genpact Ltd.*	28,550	683,772
NCR Corp.*	28,630	921,600

		1,605,372

Diversified Financial Services — 1.0%
Onemain Holdings, Inc.*	23,020	712,469

Electric — 2.4%
PNM Resources, Inc.	30,060	983,563
Portland General Electric Co.	18,600	792,174

		1,775,737

Electrical Components & Equipment — 1.1%
EnerSys	12,180	842,734

Electronics — 3.0%
Keysight Technologies, Inc.*	26,200	830,278
TTM Technologies, Inc.*	45,970	526,357

	Number of Shares	Value†

Electronics — (continued)
Vishay Intertechnology, Inc.	63,160	$889,924

		2,246,559

Engineering & Construction — 3.2%
AECOM*	30,854	917,289
EMCOR Group, Inc.	15,840	944,381
Tutor Perini Corp.*	25,860	555,214

		2,416,884

Entertainment — 1.3%
Regal Entertainment Group, Class A	45,190	982,883

Food — 1.0%
Ingredion, Inc.	5,549	738,350

Gas — 1.0%
Southwest Gas Corp.	10,610	741,215

Hand & Machine Tools — 0.8%
Regal-Beloit Corp.	9,740	579,433

Healthcare Services — 5.2%
ICON PLC*	14,250	1,102,523
LifePoint Health, Inc.*	16,800	995,064
Molina Healthcare, Inc.*	17,540	1,022,933
WellCare Health Plans, Inc.*	6,570	769,281

		3,889,801

Home Builders — 2.2%
CalAtlantic Group, Inc.	25,210	843,023
PulteGroup, Inc.	40,680	815,227

		1,658,250

Insurance — 8.1%
American Financial Group, Inc.	14,230	1,067,250
Essent Group Ltd.*	34,284	912,297
First American Financial Corp.	25,930	1,018,531
Reinsurance Group of America, Inc.	9,950	1,074,003
Selective Insurance Group, Inc.	14,340	571,592
The Hanover Insurance Group, Inc.	9,660	728,557
Validus Holdings Ltd.	15,070	750,788

		6,123,018

Internet — 2.4%
CDW Corp.	24,170	1,105,294
Shutterfly, Inc.*	16,230	724,507

		1,829,801

Machinery - Diversified — 0.3%
SPX FLOW, Inc.*	8,440	260,965

Media — 0.9%
Scholastic Corp.	17,810	701,002

Miscellaneous Manufacturing — 0.8%
ITT, Inc.	16,810	602,470

Oil & Gas — 7.7%
Gulfport Energy Corp.*	30,910	873,207
Helmerich & Payne, Inc.	19,150	1,288,795
QEP Resources, Inc.	63,620	1,242,498

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
SM Energy Co.	24,120	$930,550
Southwestern Energy Co.*	36,400	503,776
Synergy Resources Corp.*	137,090	950,034

		5,788,860

Oil & Gas Services — 3.9%
MRC Global, Inc.*	65,090	1,069,429
Oil States International, Inc.*	26,550	838,183
RPC, Inc.*	59,320	996,576

		2,904,188

Packaging and Containers — 1.4%
Graphic Packaging Holding Co.	76,810	1,074,572

Retail — 7.8%
Big Lots, Inc.	12,346	589,522
Bloomin’ Brands, Inc.	54,460	938,890
Brinker International, Inc.	16,875	851,006
Burlington Stores, Inc.*	7,475	605,625
Caleres, Inc.	26,720	675,749
Office Depot, Inc.	146,063	521,445
The Children’s Place, Inc.	9,327	744,947
The Michaels Cos, Inc.*	38,140	921,844

		5,849,028

Semiconductors — 4.1%
Advanced Micro Devices, Inc.*	67,290	464,974
Cypress Semiconductor Corp.	94,140	1,144,742
Integrated Device Technology, Inc.*	21,250	490,875
Qorvo, Inc.*	17,230	960,400

		3,060,991

Software — 1.3%
Verint Systems, Inc.*	26,910	1,012,623

Telecommunications — 5.6%
Amdocs Ltd.	18,015	1,042,168
Anixter International, Inc.*	16,540	1,066,830
Finisar Corp.*	36,960	1,101,408
Infinera Corp.*	43,190	390,006
NETGEAR, Inc.*	9,543	577,256

		4,177,668

Transportation — 2.2%
Atlas Air Worldwide Holdings, Inc.*	8,400	359,688
Ryder System, Inc.	8,890	586,295
Werner Enterprises, Inc.	31,470	732,307

		1,678,290

TOTAL COMMON STOCKS (Cost $62,104,292)		72,638,576

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Apartments — 1.1%
Education Realty Trust, Inc.	18,520	798,953

Office Property — 2.2%
Empire State Realty Trust, Inc., Class A	21,420	448,749
Gramercy Property Trust	124,808	1,203,149

		1,651,898

	Number of Shares	Value†

Strip Centers — 0.8%
Kite Realty Group Trust	23,070	$639,500

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,975,519)		3,090,351

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $665,630)	665,630	665,630

TOTAL INVESTMENTS — 101.6% (Cost $65,745,441)(a)		$76,394,557

Other Assets & Liabilities — (1.6)%		(1,215,148)

TOTAL NET ASSETS — 100.0%		$75,179,409

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $65,884,649. Net unrealized appreciation was $10,509,908. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,230,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,720,419.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$72,638,576	$72,638,576	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,090,351	3,090,351	—	—
SHORT-TERM INVESTMENTS	665,630	665,630	—	—

TOTAL INVESTMENTS	$76,394,557	$76,394,557	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Aerospace & Defense — 2.4%
HEICO Corp., Class A	34,176	$2,067,990

Apparel — 3.2%
Carter’s, Inc.	11,729	1,017,022
Gildan Activewear, Inc.	19,475	544,326
Wolverine World Wide, Inc.	52,214	1,202,488

		2,763,836

Auto Parts & Equipment — 0.5%
Gentherm, Inc.*	13,670	429,511

Banks — 2.1%
Bank of the Ozarks, Inc.	23,820	914,688
Kearny Financial Corp.	39,534	538,058
SVB Financial Group*	3,741	413,530

		1,866,276

Beverages — 0.3%
Britvic PLC	33,152	259,107

Biotechnology — 1.4%
Ligand Pharmaceuticals, Inc.*	5,491	560,411
Puma Biotechnology, Inc.*	9,576	642,071

		1,202,482

Building Materials — 1.0%
Trex Co., Inc.*	15,294	898,064

Chemicals — 2.4%
Sensient Technologies Corp.	27,906	2,115,275

Commercial Services — 12.8%
Alarm.com Holdings, Inc.*	15,738	454,199
CEB, Inc.	12,602	686,431
CoStar Group, Inc.*	4,423	957,712
Euronet Worldwide, Inc.*	23,198	1,898,292
Gartner, Inc.*	7,273	643,297
Healthcare Services Group, Inc.	27,592	1,092,091
HealthEquity, Inc.*	21,922	829,748
IHS Markit Ltd.*	17,301	649,653
MAXIMUS, Inc.	15,126	855,527
Nord Anglia Education Inc.*	44,405	967,141
Rollins, Inc.	16,855	493,514
ServiceMaster Global Holdings, Inc.*	37,747	1,271,319
SP Plus Corp.*	15,965	408,225

		11,207,149

Computers — 4.2%
Cadence Design Systems, Inc.*	68,808	1,756,668
Fleetmatics Group PLC*	7,735	463,945
Jack Henry & Associates, Inc.	17,307	1,480,614

		3,701,227

Diversified Financial Services — 3.9%
Artisan Partners Asset Management, Inc., Class A	12,865	349,928
Financial Engines, Inc.	19,698	585,227
LPL Financial Holdings, Inc.	21,220	634,690
MarketAxess Holdings, Inc.	9,271	1,535,185

	Number of Shares	Value†

Diversified Financial Services — (continued)
WisdomTree Investments, Inc.	30,420	$313,022

		3,418,052

Electrical Components & Equipment — 2.9%
Belden, Inc.	20,405	1,407,741
EnerSys	15,814	1,094,171

		2,501,912

Electronics — 2.6%
CTS Corp.	33,276	618,933
National Instruments Corp.	13,149	373,432
OSI Systems, Inc.*	12,873	841,637
Sensata Technologies Holding NV*	11,632	451,089

		2,285,091

Energy-Alternate Sources — 0.4%
SolarEdge Technologies Inc.*	17,873	307,952

Entertainment — 2.5%
AMC Entertainment Holdings, Inc., Class A	26,499	823,854
Manchester United PLC	32,130	542,354
National CineMedia, Inc.	58,233	857,190

		2,223,398

Environmental Control — 0.8%
Clean Harbors, Inc.*	14,447	693,167

Food — 0.7%
Amplify Snack Brands, Inc.*	40,373	654,043

Hand & Machine Tools — 0.5%
Kennametal, Inc.	15,951	462,898

Healthcare Products — 7.2%
Bio-Techne Corp.	10,398	1,138,581
Endologix, Inc.*	69,807	893,530
Globus Medical, Inc., Class A*	30,574	690,055
Masimo Corp.*	13,485	802,223
Merit Medical Systems, Inc.*	32,426	787,627
Quidel Corp.*	22,969	507,385
STERIS PLC	19,602	1,432,906

		6,252,307

Healthcare Services — 1.6%
Catalent, Inc.*	46,611	1,204,428
Medpace Holdings, Inc.*	7,668	228,967

		1,433,395

Household Products & Wares — 1.1%
Ontex Group NV	30,563	969,567

Insurance — 0.9%
RLI Corp.	12,011	821,072

Internet — 1.0%
ChannelAdvisor Corp.*	27,144	350,972
Zillow Group, Inc.*	16,070	553,611

		904,583

Investment Companies — 0.4%
Pace Holdings Corp.*	33,082	344,053

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery - Diversified — 1.8%
Nordson Corp.	11,062	$1,102,107
Wabtec Corp.	6,093	497,494

		1,599,601

Medical Instruments — 0.5%
Novadaq Technologies, Inc.*	40,411	467,555

Metal Fabricate/Hardware — 1.2%
Rexnord Corp.*	47,012	1,006,527

Miscellaneous Manufacturing — 1.0%
Proto Labs, Inc.*	9,243	553,748
Raven Industries, Inc.	14,785	340,499

		894,247

Oil & Gas Services — 0.6%
Dril-Quip, Inc.*	9,605	535,383

Pharmaceuticals — 8.4%
ACADIA Pharmaceuticals, Inc.*	18,083	575,220
Akorn, Inc.*	20,145	549,153
Amicus Therapeutics, Inc.*	27,750	205,350
DBV Technologies SA*	13,870	503,897
Diplomat Pharmacy, Inc.*	19,795	554,458
Dyax Corp Escrow~	36,639	40,669
Eagle Pharmaceuticals, Inc.*	10,976	768,320
GW Pharmaceuticals PLC ADR*	3,615	479,819
Heron Therapeutics, Inc.*	18,033	310,709
Ironwood Pharmaceuticals, Inc.*	41,173	653,827
Knight Therapeutics Inc.*	33,363	241,077
Patheon NV*	7,884	233,603
Phibro Animal Health Corp., Class A	32,971	896,152
Prestige Brands Holdings, Inc.*	19,245	928,956
Teligent, Inc.*	53,370	405,612

		7,346,822

Publishing / Newspapers — 0.9%
Cimpress NV*	7,916	800,941

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	3,866	439,912
The St. Joe Co.*	19,337	355,414

		795,326

Real Estate Investment Trusts — 0.9%
Lamar Advertising Co., Class A	11,525	752,698

Retail — 5.5%
Biglari Holdings, Inc.*	2,905	1,266,638
Casey’s General Stores, Inc.	10,857	1,304,468
Dunkin’ Brands Group, Inc.	11,852	617,252
Five Below, Inc.*	15,734	633,923
Sally Beauty Holdings, Inc.*	21,154	543,235
Williams-Sonoma, Inc.	8,010	409,151

		4,774,667

Semiconductors — 1.4%
ON Semiconductor Corp.*	96,242	1,185,701

Software — 13.6%
ACI Worldwide, Inc.*	31,596	612,331

	Number of Shares	Value†

Software — (continued)
athenahealth, Inc.*	5,378	$678,273
Blackbaud, Inc.	35,074	2,326,809
Broadridge Financial Solutions, Inc.	33,324	2,259,034
Descartes Systems Group Inc.*	28,945	622,827
Envestnet, Inc.*	24,811	904,361
Guidewire Software, Inc.*	13,484	808,770
Instructure, Inc.*	13,095	332,220
RealPage, Inc.*	30,733	789,838
SPS Commerce, Inc.*	7,713	566,211
SS&C Technologies Holdings, Inc.	61,156	1,966,166

		11,866,840

Telecommunications — 2.1%
NICE Ltd. ADR	26,828	1,795,866

Transportation — 1.5%
Landstar System, Inc.	9,031	614,831
Old Dominion Freight Line, Inc.*	10,169	697,695

		1,312,526

TOTAL COMMON STOCKS (Cost $65,938,791)		84,917,107

SHORT-TERM INVESTMENTS — 3.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,358,558)	3,358,558	3,358,558

TOTAL INVESTMENTS — 101.0% (Cost $69,297,349)(a)		$88,275,665

Other Assets & Liabilities — (1.0)%		(852,177)

TOTAL NET ASSETS — 100.0%		$87,423,488

~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $40,669.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $69,399,185. Net unrealized appreciation was $18,876,480. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,194,356 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,317,876.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 09/30/2016††
United States	88%
United Kingdom	4
Canada	2
Israel	2
Belgium	1
Hong Kong	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of September 30, 2016

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$84,917,107	$84,876,438	$40,669	$—
SHORT-TERM INVESTMENTS	3,358,558	3,358,558	—	—

TOTAL INVESTMENTS	$88,275,665	$88,234,996	$40,669	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,295,687 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 86.8%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	16,139	$1,470,424
Esterline Technologies Corp.*	13,273	1,009,279
Kaman Corp.	24,123	1,059,482
KLX, Inc.*	10,885	383,152
Moog, Inc., Class A*	22,348	1,330,600

		5,252,937

Apparel — 0.8%
Columbia Sportswear Co.	13,956	791,863
Deckers Outdoor Corp.*	9,385	558,877
G-III Apparel Group Ltd.*	10,824	315,520
Steven Madden Ltd.*	6,313	218,177

		1,884,437

Auto Parts & Equipment — 0.4%
Standard Motor Products, Inc.	6,394	305,378
Tower International, Inc.	28,144	678,270

		983,648

Banks — 17.7%
Ameris Bancorp	22,219	776,554
BancorpSouth, Inc.	38,876	901,923
Bank of the Ozarks, Inc.	18,049	693,082
Banner Corp.	26,761	1,170,526
BNC Bancorp	32,771	796,991
Boston Private Financial Holdings, Inc.	64,455	826,958
CenterState Banks, Inc.	16,255	288,201
CoBiz Financial, Inc.	37,299	496,450
Columbia Banking System, Inc.	45,477	1,488,007
Community Bank System, Inc.	27,269	1,311,912
ConnectOne Bancorp, Inc.	25,402	458,760
CU Bancorp*	11,934	272,214
CVB Financial Corp.	84,203	1,482,815
First Financial Bankshares, Inc.	36,348	1,324,521
First Merchants Corp.	39,091	1,045,684
First Midwest Bancorp, Inc.	45,786	886,417
Glacier Bancorp, Inc.	47,569	1,356,668
Great Western Bancorp, Inc.	46,249	1,541,017
Heritage Financial Corp.	25,020	449,109
Home BancShares, Inc.	50,475	1,050,385
Independent Bank Corp.	22,232	1,202,529
Independent Bank Group, Inc.	10,953	483,794
Lakeland Financial Corp.	17,253	611,101
LegacyTexas Financial Group, Inc.	54,414	1,721,115
MB Financial, Inc.	49,506	1,883,208
PacWest Bancorp	30,271	1,298,929
Pinnacle Financial Partners, Inc.	29,673	1,604,716
PrivateBancorp, Inc.	47,845	2,197,042
Prosperity Bancshares, Inc.	29,728	1,631,770
Renasant Corp.	35,864	1,206,106
Sandy Spring Bancorp, Inc.	15,014	459,128
South State Corp.	19,431	1,458,102
Southwest Bancorp, Inc.	12,610	239,464
State Bank Financial Corp.	32,708	746,397
Texas Capital Bancshares, Inc.*	21,264	1,167,819
The First of Long Island Corp.	11,277	373,832
TriCo Bancshares	17,601	471,179

	Number of Shares	Value†

Banks — (continued)
Webster Financial Corp.	69,352	$2,636,069

		40,010,494

Building Materials — 2.3%
Continental Building Products, Inc.*	33,689	707,132
Eagle Materials, Inc.	16,064	1,241,747
Gibraltar Industries, Inc.*	24,943	926,632
Masonite International Corp.*	20,250	1,258,943
Summit Materials, Inc., Class A*	51,539	956,049

		5,090,503

Chemicals — 2.6%
Methanex Corp.	1,538	54,876
Minerals Technologies, Inc.	24,838	1,755,798
Olin Corp.	11,134	228,470
PolyOne Corp.	17,119	578,793
Quaker Chemical Corp.	6,522	690,876
Univar, Inc.*	61,485	1,343,447
WR Grace & Co.	17,779	1,312,090

		5,964,350

Commercial Services — 3.2%
ABM Industries, Inc.	46,660	1,852,402
HMS Holdings Corp.*	24,780	549,373
Live Nation Entertainment, Inc.*	76,041	2,089,607
MAXIMUS, Inc.	15,118	855,074
Monro Muffler Brake, Inc.	6,490	396,993
On Assignment, Inc.*	26,239	952,213
Team Health Holdings, Inc.*	18,140	590,638

		7,286,300

Computers — 2.9%
Convergys Corp.	35,246	1,072,183
DST Systems, Inc.	8,253	973,194
Electronics For Imaging, Inc.*	25,354	1,240,318
Mentor Graphics Corp.	81,078	2,143,702
NetScout Systems, Inc.*	41,681	1,219,169

		6,648,566

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc.*	27,452	1,154,906
Core-Mark Holding Co., Inc.	23,715	848,997
WESCO International, Inc.*	11,548	710,086

		2,713,989

Diversified Financial Services — 1.5%
MarketAxess Holdings, Inc.	5,637	933,431
OM Asset Management PLC	55,275	768,875
Stifel Financial Corp.*	38,400	1,476,480
Virtu Financial, Inc., Class A	21,719	325,134

		3,503,920

Electric — 3.6%
Black Hills Corp.	21,549	1,319,230
Dynegy, Inc.*	34,710	430,057
IDACORP, Inc.	22,606	1,769,598
NorthWestern Corp.	21,569	1,240,865
PNM Resources, Inc.	51,023	1,669,472
Portland General Electric Co.	40,122	1,708,796

		8,138,018

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.2%
Littelfuse, Inc.	3,750	$483,038

Electronics — 1.7%
CTS Corp.	40,646	756,016
Plexus Corp.*	21,666	1,013,535
Watts Water Technologies, Inc., Class A	16,637	1,078,743
Woodward, Inc.	15,485	967,503

		3,815,797

Engineering & Construction — 0.8%
EMCOR Group, Inc.	28,592	1,704,655

Entertainment — 1.2%
Marriott Vacations Worldwide Corp.	13,981	1,025,087
Vail Resorts, Inc.	11,209	1,758,468

		2,783,555

Environmental Control — 0.3%
MSA Safety, Inc.	12,091	701,762

Food — 2.0%
AdvancePierre Foods Holdings, Inc.	45,068	1,242,074
Pinnacle Foods, Inc.	27,038	1,356,497
Post Holdings, Inc.*	2,749	212,140
SUPERVALU, Inc.*	24,399	121,751
TreeHouse Foods, Inc.*	18,220	1,588,602

		4,521,064

Forest Products & Paper — 0.1%
Mercer International, Inc.	15,795	133,784

Gas — 2.4%
New Jersey Resources Corp.	39,981	1,313,776
South Jersey Industries, Inc.	34,140	1,008,837
Southwest Gas Corp.	20,407	1,425,633
WGL Holdings, Inc.	25,675	1,609,822

		5,358,068

Healthcare Products — 1.6%
CONMED Corp.	24,376	976,502
Endologix, Inc.*	39,197	501,722
Integra LifeSciences Holdings Corp.*	11,493	948,747
VWR Corp.*	34,784	986,474
Wright Medical Group NV*	11,252	276,012

		3,689,457

Healthcare Services — 1.5%
Air Methods Corp.*	20,240	637,358
American Renal Associates Holdings, Inc.*	18,379	335,784
Amsurg Corp.*	14,436	967,934
Catalent, Inc.*	31,203	806,286
HealthSouth Corp.	14,085	571,428

		3,318,790

Home Builders — 0.7%
CalAtlantic Group, Inc.	22,666	757,951
Meritage Homes Corp.*	15,011	520,882
William Lyon Homes, Class A*	17,909	332,212

		1,611,045

	Number of Shares	Value†

Household Products & Wares — 1.1%
Spectrum Brands Holdings, Inc.	17,631	$2,427,612
Insurance — 4.5%
AMERISAFE, Inc.	11,024	647,991
AmTrust Financial Services, Inc.	29,735	797,790
CNO Financial Group, Inc.	87,678	1,338,843
Endurance Specialty Holdings Ltd.	16,968	1,110,556
Enstar Group Ltd.*	5,349	879,750
Kinsale Capital Group Inc.	9,041	198,902
Maiden Holdings Ltd.	75,719	960,874
National General Holdings Corp.	52,446	1,166,399
ProAssurance Corp.	14,776	775,445
Radian Group, Inc.	99,368	1,346,436
RLI Corp.	15,259	1,043,105

		10,266,091

Investment Companies — 0.2%
Golub Capital BDC, Inc.	16,816	312,273
New Mountain Finance Corp.	16,686	229,600

		541,873

Iron & Steel — 0.5%
Allegheny Technologies, Inc.	56,952	1,029,123
Commercial Metals Co.	7,577	122,671

		1,151,794

Lodging — 0.2%
Extended Stay America, Inc.	26,257	372,849

Media — 0.6%
Nexstar Broadcasting Group, Inc., Class A	23,579	1,360,744

Metal Fabricate/Hardware — 1.0%
RBC Bearings, Inc.*	5,936	453,985
Rexnord Corp.*	31,306	670,261
TriMas Corp.*	57,906	1,077,631

		2,201,877

Mining — 1.1%
Hecla Mining Co.	92,097	524,953
Kaiser Aluminum Corp.	12,024	1,039,956
Royal Gold, Inc.	11,158	863,964

		2,428,873

Miscellaneous Manufacturing — 1.9%
Barnes Group, Inc.	27,466	1,113,746
CLARCOR, Inc.	10,781	700,765
ITT, Inc.	30,070	1,077,709
Standex International Corp.	5,377	499,362
Trinseo SA	15,595	882,053

		4,273,635

Oil & Gas — 5.4%
Carrizo Oil & Gas, Inc.*	26,255	1,066,478
Murphy USA, Inc.*	15,827	1,129,415
Parsley Energy, Inc., Class A*	40,715	1,364,359
PBF Energy, Inc. Class A	14,940	338,241
PDC Energy, Inc.*	31,699	2,125,735
Range Resources Corp.	12,542	485,983
Rice Energy, Inc.*	81,379	2,124,806
RSP Permian, Inc.*	49,956	1,937,294

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Synergy Resources Corp.*	104,088	$721,330
Whiting Petroleum Corp.*	45,646	398,946
WPX Energy, Inc.*	45,431	599,235

		12,291,822

Oil & Gas Services — 0.7%
NOW, Inc.*	39,938	855,871
Thermon Group Holdings, Inc.*	33,885	669,229

		1,525,100

Packaging and Containers — 1.2%
Berry Plastics Group, Inc.*	40,914	1,794,079
Graphic Packaging Holding Co.	65,624	918,080

		2,712,159

Pharmaceuticals — 1.2%
PRA Health Sciences, Inc.*	17,589	993,954
Prestige Brands Holdings, Inc.*	12,909	623,118
VCA, Inc.*	14,991	1,049,070

		2,666,142

Real Estate — 0.8%
Kennedy-Wilson Holdings, Inc.	79,866	1,800,978

Retail — 3.4%
American Eagle Outfitters, Inc.	63,887	1,141,022
Ascena Retail Group, Inc.*	7,789	43,540
Boot Barn Holdings, Inc.*	36,651	417,088
Burlington Stores, Inc.*	29,181	2,364,245
CST Brands, Inc.	7,522	361,733
GMS, Inc.*	7,630	169,615
Jack in the Box, Inc.	16,356	1,569,195
Lithia Motors, Inc., Class A	10,786	1,030,279
Party City Holdco, Inc.*	35,968	615,772

		7,712,489

Savings & Loans — 2.1%
Brookline Bancorp, Inc.	50,916	620,666
Dime Community Bancshares, Inc.	18,726	313,848
EverBank Financial Corp.	36,393	704,568
Flushing Financial Corp.	30,214	716,676
OceanFirst Financial Corp.	15,522	298,954
Oritani Financial Corp.	23,759	373,491
Provident Financial Services, Inc.	43,592	925,458
WSFS Financial Corp.	18,777	685,173

		4,638,834

Semiconductors — 3.2%
Cabot Microelectronics Corp.	12,289	650,211
Cypress Semiconductor Corp.	66,824	812,580
Entegris, Inc.*	94,189	1,640,772
Intersil Corp., Class A	52,527	1,151,917
MKS Instruments, Inc.	23,110	1,149,260
Semtech Corp.*	42,298	1,172,924
Silicon Laboratories, Inc.*	11,901	699,779

		7,277,443

Software — 2.8%
Bottomline Technologies, Inc.*	25,395	591,957
CommVault Systems, Inc.*	21,532	1,143,995
Cornerstone OnDemand, Inc.*	7,125	327,394

	Number of Shares	Value†

Software — (continued)
MicroStrategy, Inc., Class A*	3,915	$655,528
Radware Ltd.	19,463	267,422
SYNNEX Corp.	10,358	1,181,951
Verint Systems, Inc.*	56,784	2,136,782

		6,305,029

Storage & Warehousing — 0.3%
Mobile Mini, Inc.	25,906	782,361

Telecommunications — 1.3%
Anixter International, Inc.*	15,917	1,026,646
Ixia*	62,551	781,888
Viavi Solutions, Inc.*	161,085	1,190,418

		2,998,952

Transportation — 1.9%
Forward Air Corp.	25,077	1,084,831
Golar LNG Ltd.	57,364	1,216,117
XPO Logistics, Inc.*	54,495	1,998,331

		4,299,279

Water — 0.4%
California Water Service Group	27,591	885,395

TOTAL COMMON STOCKS (Cost $161,258,945)		196,519,508

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Apartments — 0.7%
Post Properties, Inc.	25,979	1,717,991

Building & Real Estate — 2.2%
Blackstone Mortgage Trust, Inc., Class A	58,671	1,727,861
MFA Financial, Inc.	170,020	1,271,749
PennyMac Mortgage Investment Trust	33,191	517,116
Two Harbors Investment Corp.	171,166	1,460,046

		4,976,772

Diversified — 0.6%
PS Business Parks, Inc.	11,327	1,286,407

Hotels & Resorts — 2.6%
Chesapeake Lodging Trust	96,094	2,200,553
Pebblebrook Hotel Trust	98,903	2,630,820
RLJ Lodging Trust	49,467	1,040,291

		5,871,664

Industrial — 0.9%
Terreno Realty Corp.	73,869	2,032,136

Internet — 1.0%
CyrusOne, Inc.	46,915	2,231,747

Office Property — 1.1%
Columbia Property Trust, Inc.	23,441	524,844
Highwoods Properties, Inc.	17,047	888,490
Hudson Pacific Properties, Inc.	35,120	1,154,394

		2,567,728

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Real Estate Investment Trusts — 0.8%
Care Capital Properties, Inc.	67,743	$1,930,676

Storage & Warehousing — 1.6%
CubeSmart	70,736	1,928,264
Life Storage Inc.	18,580	1,652,505

		3,580,769

Strip Centers — 1.0%
Acadia Realty Trust	61,859	2,241,770

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,063,619)		28,437,660

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,110,336)	3,110,336	3,110,336

TOTAL INVESTMENTS — 100.7% (Cost $189,432,900)(a)		$228,067,504

Other Assets & Liabilities — (0.7)%		(1,577,331)

TOTAL NET ASSETS — 100.0%		$226,490,173

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $190,100,497. Net unrealized appreciation was $37,967,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $44,675,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,708,964.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$196,519,508	$196,519,508	$—	$—
REAL ESTATE INVESTMENT TRUSTS	28,437,660	28,437,660	—	—
SHORT-TERM INVESTMENTS	3,110,336	3,110,336	—	—

TOTAL INVESTMENTS	$228,067,504	$228,067,504	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 91.5%
Advertising — 0.0%
Marchex, Inc., Class B*	1,545	$4,280
MDC Partners, Inc., Class A	1,800	19,296

		23,576

Aerospace & Defense — 1.3%
AAR Corp.	1,269	39,745
Aerojet Rocketdyne Holdings, Inc.*	2,440	42,895
Aerovironment, Inc.*	718	17,526
Astronics Corp.*	878	39,554
Cubic Corp.	1,069	50,040
Curtiss-Wright Corp.	1,726	157,256
Ducommun, Inc.*	400	9,136
Esterline Technologies Corp.*	1,140	86,686
Kaman Corp.	1,048	46,028
KLX, Inc.*	2,100	73,920
Kratos Defense & Security Solutions, Inc.*	2,422	16,688
Moog, Inc., Class A*	1,291	76,866
National Presto Industries, Inc.	146	12,817
Teledyne Technologies, Inc.*	1,404	151,534
Triumph Group, Inc.	2,000	55,760

		876,451

Agriculture — 0.3%
Alico, Inc.	151	4,056
Alliance One International, Inc.*	301	5,755
Limoneira Co.	600	11,340
MGP Ingredients, Inc.	400	16,208
Tejon Ranch Co.*	688	16,732
The Andersons, Inc.	1,132	40,956
Universal Corp.	855	49,778
Vector Group Ltd.	3,520	75,777

		220,602

Airlines — 0.4%
Allegiant Travel Co.	501	66,167
Hawaiian Holdings, Inc.*	2,126	103,324
SkyWest, Inc.	1,881	49,677
Virgin America, Inc.*	800	42,808

		261,976

Apparel — 0.7%
Columbia Sportswear Co.	1,122	63,662
Crocs, Inc.*	2,900	24,070
Deckers Outdoor Corp.*	1,300	77,415
Delta Apparel, Inc.*	300	4,938
G-III Apparel Group Ltd.*	1,708	49,788
Iconix Brand Group, Inc.*	1,842	14,957
Oxford Industries, Inc.	608	41,162
Perry Ellis International, Inc.*	414	7,982
Sequential Brands Group, Inc.*	1,740	13,920
Steven Madden Ltd.*	2,549	88,093
Superior Uniform Group, Inc.	500	9,895
Unifi, Inc.*	460	13,538
Vince Holding Corp.*	527	2,972
Weyco Group, Inc.	400	10,748
Wolverine World Wide, Inc.	3,882	89,403

		512,543

	Number of Shares	Value†

Auto Manufacturers — 0.1%
Navistar International Corp.*	1,800	$41,202
Wabash National Corp.*	2,600	37,024

		78,226

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	3,016	51,935
Cooper Tire & Rubber Co.	2,249	85,507
Cooper-Standard Holding, Inc.*	600	59,280
Dana Holding Corp.	5,796	90,360
Dorman Products, Inc.*	992	63,389
Douglas Dynamics, Inc.	900	28,746
Federal-Mogul Holdings Corp.*	916	8,803
Gentherm, Inc.*	1,468	46,124
Horizon Global Corp.*	718	14,310
Meritor, Inc.*	3,645	40,569
Metaldyne Performance Group, Inc.	400	6,340
Miller Industries, Inc.	443	10,096
Modine Manufacturing Co.*	2,077	24,633
Motorcar Parts of America, Inc.*	700	20,146
Spartan Motors, Inc.	1,500	14,370
Standard Motor Products, Inc.	900	42,984
Strattec Security Corp.	100	3,530
Superior Industries International, Inc.	1,119	32,630
Supreme Industries, Inc., Class A	600	11,580
Tenneco, Inc.*	2,200	128,194
Titan International, Inc.	1,913	19,360
Tower International, Inc.	800	19,280

		822,166

Banks — 9.3%
1st Source Corp.	688	24,558
Access National Corp.	400	9,560
ACNB Corp.	300	7,974
Allegiance Bancshares, Inc.*	500	13,500
American National Bankshares, Inc.	400	11,180
Ameris Bancorp	1,247	43,583
Ames National Corp.	499	13,802
Arrow Financial Corp.	389	12,782
Atlantic Capital Bancshares, Inc.*	800	11,984
BancFirst Corp.	260	18,853
Banco Latinoamericano de Comercio Exterior S.A.	1,110	31,280
BancorpSouth, Inc.	3,649	84,657
Bank of Marin Bancorp	290	14,422
Bank of the Ozarks, Inc.	3,603	138,355
Bankwell Financial Group, Inc.	300	7,107
Banner Corp.	1,200	52,488
Bar Harbor Bankshares	200	7,344
BB&T Corp.	0	0
Blue Hills Bancorp, Inc.	1,300	19,526
BNC Bancorp	1,600	38,912
Boston Private Financial Holdings, Inc.	3,558	45,649
Bridge Bancorp, Inc.	707	20,213
Bryn Mawr Bank Corp.	732	23,417
C&F Financial Corp.	200	8,616
Camden National Corp.	626	29,885
Capital Bank Financial Corp., Class A	800	25,688

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Capital City Bank Group, Inc.	269	$3,973
Cardinal Financial Corp.	1,218	31,778
Carolina Financial Corp.	500	11,170
Cascade Bancorp*	1,262	7,648
Cass Information Systems, Inc.	454	25,719
Cathay General Bancorp	3,050	93,879
CenterState Banks, Inc.	1,932	34,254
Central Pacific Financial Corp.	1,300	32,747
Central Valley Community Bancorp	400	6,344
Century Bancorp, Inc., Class A	69	3,127
Chemical Financial Corp.	2,700	119,151
Citizens & Northern Corp.	356	7,821
City Holding Co.	648	32,588
CNB Financial Corp.	474	10,030
CoBiz Financial, Inc.	1,700	22,627
Codorus Valley Bancorp, Inc.	400	8,752
Columbia Banking System, Inc.	2,214	72,442
Community Bank System, Inc.	1,711	82,316
Community Trust Bancorp, Inc.	683	25,346
CommunityOne Bancorp*	700	9,688
ConnectOne Bancorp, Inc.	1,060	19,144
CU Bancorp*	800	18,248
Customers Bancorp, Inc.*	1,180	29,689
CVB Financial Corp.	3,992	70,299
Eagle Bancorp, Inc.*	1,173	57,864
Enterprise Bancorp, Inc.	313	8,764
Enterprise Financial Services Corp.	782	24,437
Equity Bancshares, Inc., Class A*	300	7,782
Farmers Capital Bank Corp.	300	8,892
Farmers National Banc Corp.	1,100	11,858
Fidelity Southern Corp.	607	11,163
Financial Institutions, Inc.	440	11,928
First Bancorp	824	16,307
First BanCorp Puerto Rico*	4,700	24,440
First Bancorp, Inc.	234	5,609
First Busey Corp.	1,334	30,148
First Business Financial Services, Inc.	400	9,400
First Citizens BancShares, Inc., Class A	304	89,343
First Commonwealth Financial Corp.	3,121	31,491
First Community Bancshares, Inc.	626	15,525
First Connecticut Bancorp, Inc.	659	11,724
First Financial Bancorp	2,605	56,893
First Financial Bankshares, Inc.	2,452	89,351
First Financial Corp.	480	19,526
First Foundation, Inc.*	600	14,802
First Interstate BancSystem, Inc., Class A	800	25,208
First Merchants Corp.	1,538	41,141
First Mid-Illinois Bancshares, Inc.	300	8,178
First Midwest Bancorp, Inc.	3,214	62,223
First NBC Bank Holding Co.*	600	5,664
First Northwest Bancorp*	500	6,745
FNB Corp.	8,543	105,079
Franklin Financial Network, Inc.*	300	11,220
Fulton Financial Corp.	6,900	100,188
German American Bancorp, Inc.	692	26,940
Glacier Bancorp, Inc.	2,921	83,307

	Number of Shares	Value†

Banks — (continued)
Great Southern Bancorp, Inc.	471	$19,170
Great Western Bancorp, Inc.	2,400	79,968
Green Bancorp, Inc.*	700	7,651
Guaranty Bancorp	500	8,925
Hancock Holding Co.	3,072	99,625
Hanmi Financial Corp.	1,213	31,950
HarborOne Bancorp, Inc.*	600	9,456
Heartland Financial USA, Inc.	917	33,076
Heritage Commerce Corp.	600	6,564
Heritage Financial Corp.	1,130	20,284
Heritage Oaks Bancorp	1,300	10,660
Home BancShares, Inc.	4,928	102,552
Hope Bancorp, Inc.	5,067	88,014
Horizon Bancorp	400	11,752
IBERIABANK Corp.	1,646	110,480
Independent Bank Corp.	1,000	16,830
Independent Bank Corp.	971	52,521
Independent Bank Group, Inc.	400	17,668
International Bancshares Corp.	2,225	66,260
Kearny Financial Corp.	3,876	52,752
Lakeland Bancorp, Inc.	1,711	24,022
Lakeland Financial Corp.	891	31,559
LCNB Corp.	400	7,288
LegacyTexas Financial Group, Inc.	1,866	59,022
Live Oak Bancshares, Inc.	900	12,978
Macatawa Bank Corp.	1,300	10,387
MainSource Financial Group, Inc.	921	22,979
MB Financial, Inc.	2,884	109,707
MBT Financial Corp.	900	8,145
Mercantile Bank Corp.	800	21,480
Merchants Bancshares, Inc.	86	2,786
MidWestOne Financial Group, Inc.	400	12,148
National Bankshares, Inc.	319	11,733
National Commerce Corp.*	400	10,824
NBT Bancorp, Inc.	1,769	58,147
Nicolet Bankshares, Inc.*	300	11,505
Northrim BanCorp, Inc.	300	7,725
OFG Bancorp	1,810	18,299
Old Line Bancshares, Inc.	400	7,892
Old National Bancorp	5,361	75,376
Old Second Bancorp, Inc.	1,600	13,296
Opus Bank	700	24,759
Orrstown Financial Services, Inc.	400	7,900
Pacific Continental Corp.	862	14,499
Park National Corp.	524	50,304
Park Sterling Corp.	1,600	12,992
Peapack Gladstone Financial Corp.	636	14,253
Penns Woods Bancorp, Inc.	268	11,915
People’s Utah Bancorp	600	12,210
Peoples Bancorp, Inc.	572	14,065
Peoples Financial Services Corp.	300	12,228
Pinnacle Financial Partners, Inc.	1,807	97,723
Preferred Bank	500	17,875
Premier Financial Bancorp, Inc.	400	6,856
PrivateBancorp, Inc.	3,098	142,260
Prosperity Bancshares, Inc.	2,726	149,630

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
QCR Holdings, Inc.	400	$12,696
Renasant Corp.	1,635	54,985
Republic Bancorp, Inc., Class A	387	12,028
Republic First Bancorp, Inc.*	1,700	6,987
S&T Bancorp, Inc.	1,259	36,498
Sandy Spring Bancorp, Inc.	1,085	33,179
Seacoast Banking Corp of Florida*	1,040	16,734
ServisFirst Bancshares, Inc.	900	46,719
Shore Bancshares, Inc.	600	7,068
Sierra Bancorp	712	13,357
Simmons First National Corp., Class A	1,100	54,890
South State Corp.	958	71,888
Southern First Bancshares, Inc.*	300	8,274
Southern National Bancorp of Virginia, Inc.	600	7,830
Southside Bancshares, Inc.	946	30,444
Southwest Bancorp, Inc.	636	12,078
State Bank Financial Corp.	1,600	36,512
Stock Yards Bancorp, Inc.	967	31,872
Stonegate Bank	500	16,875
Suffolk Bancorp	443	15,403
Summit Financial Group, Inc.	400	7,664
Sun Bancorp, Inc.	220	5,073
Texas Capital Bancshares, Inc.*	1,873	102,865
The Bancorp, Inc.*	1,412	9,065
The First of Long Island Corp.	593	19,658
Tompkins Financial Corp.	558	42,637
Towne Bank	2,232	53,635
TriCo Bancshares	904	24,200
TriState Capital Holdings, Inc.*	1,000	16,150
Triumph Bancorp., Inc.*	500	9,920
TrustCo Bank Corp.	3,252	23,057
Trustmark Corp.	2,630	72,483
UMB Financial Corp.	1,781	105,880
Umpqua Holdings Corp.	8,501	127,940
Union Bankshares Corp.	1,828	48,936
United Bankshares, Inc.	2,692	101,408
United Community Banks, Inc.	2,878	60,496
Univest Corp. of Pennsylvania	787	18,384
Valley National Bancorp	9,435	91,803
Veritex Holdings, Inc.*	300	5,217
Walker & Dunlop, Inc.*	900	22,734
Washington Trust Bancorp, Inc.	670	26,947
WashingtonFirst Bankshares Inc.	400	9,844
Webster Financial Corp.	3,528	134,099
WesBanco, Inc.	1,724	56,679
West Bancorporation, Inc.	778	15,249
Westamerica Bancorporation	1,073	54,594
Wintrust Financial Corp.	2,042	113,474
Xenith Bankshares, Inc.*	3,000	6,930
Yadkin Financial Corp.	2,050	53,894

		6,467,412

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	25,780
Craft Brew Alliance, Inc.*	700	13,181
Farmer Bros Co.*	204	7,252
National Beverage Corp.*	442	19,470

	Number of Shares	Value†

Beverages — (continued)
Primo Water Corp.*	1,000	$12,130
The Boston Beer Co., Inc., Class A*	359	55,738

		133,551

Biotechnology — 3.7%
Acceleron Pharma, Inc.*	1,100	39,809
Achillion Pharmaceuticals, Inc.*	4,300	34,830
Acorda Therapeutics, Inc.*	1,731	36,143
Aduro Biotech, Inc.*	1,500	18,645
Advaxis, Inc.*	1,000	10,690
Adverum Biotechnologies, Inc.*	700	2,877
Agenus, Inc.*	3,200	22,976
Alder Biopharmaceuticals, Inc.*	1,900	62,263
AMAG Pharmaceuticals, Inc.*	1,256	30,785
Anavex Life Sciences Corp.*	300	1,089
ANI Pharmaceuticals, Inc.*	300	19,905
Applied Genetic Technologies Corp.*	600	5,868
Aptevo Therapeutics, Inc.*	629	1,610
Ardelyx, Inc.*	1,400	18,116
Arena Pharmaceuticals, Inc.*	8,506	14,885
ARIAD Pharmaceuticals, Inc.*	7,100	97,199
Arrowhead Pharmaceuticals, Inc.*	2,100	15,435
Atara Biotherapeutics, Inc.*	700	14,973
Athersys, Inc.*	3,600	7,668
Bellicum Pharmaceuticals, Inc.*	900	17,910
BioCryst Pharmaceuticals, Inc.*	2,900	12,789
BioTime, Inc.*	3,100	12,090
Bluebird Bio, Inc.*	1,500	101,670
Blueprint Medicines Corp.*	900	26,730
Cambrex Corp.*	1,167	51,885
Celldex Therapeutics, Inc.*	3,644	14,722
Cellular Biomedicine Group, Inc.*	300	4,350
ChromaDex Corp.*	1,400	4,172
Coherus Biosciences, Inc.*	1,300	34,814
Curis, Inc.*	3,600	9,396
Cytokinetics, Inc.*	1,000	9,180
CytomX Therapeutics, Inc.*	900	14,112
CytRx Corp.*	2,600	1,530
Dermira, Inc.*	900	30,438
Dynavax Technologies Corp.*	1,320	13,847
Edge Therapeutics, Inc.*	800	8,328
Editas Medicine, Inc.*	400	5,392
Emergent BioSolutions, Inc.*	1,258	39,665
Enzo Biochem, Inc.*	1,800	9,162
Epizyme, Inc.*	1,900	18,696
Exact Sciences Corp.*	4,200	77,994
Exelixis, Inc.*	9,269	118,550
Five Prime Therapeutics, Inc.*	1,000	52,490
Foundation Medicine, Inc.*	518	12,095
Galena Biopharma, Inc.*	8,000	2,802
Geron Corp.*	6,550	14,803
Halozyme Therapeutics, Inc.*	3,989	48,187
Idera Pharmaceuticals, Inc.*	2,300	5,888
ImmunoGen, Inc.*	3,263	8,745
Immunomedics, Inc.*	2,936	9,542
Innoviva, Inc.	3,600	39,564
Inovio Pharmaceuticals, Inc.*	2,500	23,300

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Insmed, Inc.*	2,300	$33,396
Intellia Therapeutics, Inc.*	300	5,106
Karyopharm Therapeutics, Inc.*	800	7,784
Kite Pharma, Inc.*	1,600	89,376
Lexicon Pharmaceuticals, Inc.*	1,760	31,803
Ligand Pharmaceuticals, Inc.*	744	75,933
Lion Biotechnologies, Inc.*	1,500	12,345
Loxo Oncology, Inc.*	600	15,708
MacroGenics, Inc.*	1,300	38,883
Merrimack Pharmaceuticals, Inc.*	4,500	28,575
Momenta Pharmaceuticals, Inc.*	2,182	25,508
Myriad Genetics, Inc.*	2,700	55,566
NeoGenomics, Inc.*	1,700	13,974
NewLink Genetics Corp.*	700	10,514
Novavax, Inc.*	10,129	21,068
Omeros Corp.*	1,400	15,624
OncoMed Pharmaceuticals, Inc.*	600	6,858
Organovo Holdings, Inc.*	2,700	10,233
Pacific Biosciences of California, Inc.*	3,200	28,672
Paratek Pharmaceuticals, Inc.*	400	5,204
PDL BioPharma, Inc.	6,217	20,827
Pfenex, Inc.*	500	4,475
PharmAthene, Inc.*	3,100	8,990
Prothena Corp. PLC*	1,400	83,958
PTC Therapeutics, Inc.*	1,200	16,812
Puma Biotechnology, Inc.*	1,000	67,050
REGENXBIO, Inc.*	800	11,208
Repligen Corp.*	1,300	39,247
Retrophin, Inc.*	1,500	33,570
Rigel Pharmaceuticals, Inc.*	2,690	9,872
RTI Surgical, Inc.*	2,035	6,370
Sage Therapeutics, Inc.*	1,100	50,655
Sangamo BioSciences, Inc.*	2,403	11,126
Spark Therapeutics, Inc.*	700	42,042
Spectrum Pharmaceuticals, Inc.*	2,414	11,273
Stemline Therapeutics, Inc.*	400	4,332
Synthetic Biologics, Inc.*	3,800	6,536
The Medicines Co.*	2,592	97,822
Theravance Biopharma, Inc.*	1,500	54,360
Tobira Therapeutics, Inc.*	400	15,896
Tokai Pharmaceuticals, Inc.*	600	918
Trovagene, Inc.*	800	3,592
Ultragenyx Pharmaceutical, Inc.*	1,500	106,410
Versartis, Inc.*	700	8,575
WaVe Life Sciences Ltd.*	400	12,988
Xbiotech, Inc.*	800	10,768
ZIOPHARM Oncology, Inc.*	4,627	26,050

		2,608,456

Building Materials — 1.6%
AAON, Inc.	1,585	45,680
Apogee Enterprises, Inc.	1,243	55,550
Armstrong Flooring, Inc.*	1,000	18,880
Boise Cascade Co.*	1,400	35,560
Builders FirstSource, Inc.*	3,473	39,974
Caesarstone Ltd.*	1,000	37,710
Comfort Systems USA, Inc.	1,527	44,756

	Number of Shares	Value†

Building Materials — (continued)
Continental Building Products, Inc.*	1,500	$31,485
Drew Industries, Inc.	991	97,138
Gibraltar Industries, Inc.*	1,201	44,617
Griffon Corp.	1,256	21,364
Headwaters, Inc.*	2,880	48,730
Louisiana-Pacific Corp.*	5,794	109,101
LSI Industries, Inc.	1,314	14,756
Masonite International Corp.*	1,200	74,604
NCI Building Systems, Inc.*	1,264	18,442
Patrick Industries, Inc.*	650	40,248
PGT, Inc.*	1,700	18,139
Ply Gem Holdings, Inc.*	600	8,016
Quanex Building Products Corp.	1,425	24,595
Simpson Manufacturing Co., Inc.	1,685	74,056
Summit Materials, Inc., Class A*	3,013	55,891
Trex Co., Inc.*	1,262	74,105
Universal Forest Products, Inc.	783	77,118
US Concrete, Inc.*	600	27,639

		1,138,154

Chemicals — 2.3%
A. Schulman, Inc.	1,188	34,595
Aceto Corp.	1,042	19,788
American Vanguard Corp.	1,078	17,313
Balchem Corp.	1,205	93,424
Chemtura Corp.*	2,514	82,484
Codexis, Inc.*	1,600	7,104
CSW Industrials, Inc.*	600	19,434
Ferro Corp.*	3,438	47,479
GCP Applied Technologies, Inc.*	2,900	82,128
H.B. Fuller Co.	1,980	92,011
Hawkins, Inc.	449	19,455
Ingevity Corp.*	1,700	78,370
Innophos Holdings, Inc.	796	31,068
Innospec, Inc.	900	54,729
KMG Chemicals, Inc.	500	14,165
Kraton Performance Polymers, Inc.*	1,241	43,485
Kronos Worldwide, Inc.	900	7,461
Landec Corp.*	1,218	16,333
Minerals Technologies, Inc.	1,328	93,876
Oil-Dri Corp. of America	97	3,651
Olin Corp.	6,592	135,268
OMNOVA Solutions, Inc.*	2,368	19,986
PolyOne Corp.	3,355	113,432
Quaker Chemical Corp.	511	54,130
Rayonier Advanced Materials, Inc.	1,400	18,718
Sensient Technologies Corp.	1,774	134,469
Stepan Co.	808	58,709
The Chemours Co.	7,500	120,000
Tronox Ltd., Class A	2,400	22,488
Univar, Inc.*	1,700	37,145

		1,572,698

Coal — 0.0%
SunCoke Energy, Inc.	2,341	18,775
Westmoreland Coal Co.*	600	5,316

		24,091

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — 5.0%
Aaron’s, Inc.	2,700	$68,634
ABM Industries, Inc.	2,139	84,918
Acacia Research Corp.	1,880	12,258
Alarm.com Holdings, Inc.*	400	11,544
Albany Molecular Research, Inc.*	900	14,859
American Public Education, Inc.*	755	14,957
AMN Healthcare Services, Inc.*	1,909	60,840
Apollo Education Group, Inc., Class A*	3,300	26,235
ARC Document Solutions, Inc.*	1,436	5,371
Ascent Capital Group, Inc., Class A*	531	12,303
Barrett Business Services, Inc.	342	16,967
Bridgepoint Education, Inc.*	480	3,298
Bright Horizons Family Solutions, Inc.*	1,800	120,402
Capella Education Co.	407	23,622
Cardtronics PLC*	1,763	78,630
Care.com, Inc.*	1,100	10,956
Career Education Corp.*	2,300	15,617
Carriage Services, Inc.	600	14,190
CBIZ, Inc.*	2,140	23,947
CEB, Inc.	1,269	69,122
Collectors Universe, Inc.	400	7,412
CorVel Corp.*	362	13,901
Cotiviti Holdings, Inc.*	600	20,118
CPI Card Group, Inc.	800	4,832
CRA International, Inc.*	274	7,286
Cross Country Healthcare, Inc.*	1,084	12,770
Deluxe Corp.	1,907	127,426
DeVry Education Group, Inc.	2,300	53,038
Ennis, Inc.	858	14,457
EVERTEC, Inc.	2,600	43,628
ExlService Holdings, Inc.*	1,400	69,776
Forrester Research, Inc.	375	14,587
Franklin Covey Co.*	597	10,633
FTI Consulting, Inc.*	1,556	69,335
Grand Canyon Education, Inc.*	1,756	70,925
Great Lakes Dredge & Dock Corp.*	2,751	9,628
Green Dot Corp., Class A*	1,900	43,814
Healthcare Services Group, Inc.	2,880	113,990
HealthEquity, Inc.*	1,800	68,130
Heidrick & Struggles International, Inc.	669	12,410
HMS Holdings Corp.*	3,415	75,711
Huron Consulting Group, Inc.*	828	49,481
ICF International, Inc.*	748	33,151
INC Research Holdings, Inc., Class A*	1,700	75,786
Information Services Group, Inc.*	1,600	6,384
Insperity, Inc.	624	45,327
James River Group Holdings Ltd.	600	21,720
K12, Inc.*	1,152	16,531
Kelly Services, Inc., Class A	1,014	19,489
Kforce, Inc.	1,086	22,252
Korn/Ferry International	2,390	50,190
Landauer, Inc.	480	21,350
LendingTree, Inc.*	300	29,073
Liberty Tax, Inc.	200	2,556
LifeLock, Inc.*	3,400	57,528
Matthews International Corp., Class A	1,305	79,292

	Number of Shares	Value†

Commercial Services — (continued)
MAXIMUS, Inc.	2,588	$146,377
McGrath RentCorp	953	30,220
Medifast, Inc.	331	12,508
MoneyGram International, Inc.*	878	6,234
Monro Muffler Brake, Inc.	1,237	75,667
Monster Worldwide, Inc.*	3,900	14,079
Multi-Color Corp.	467	30,822
National Research Corp., Class A	687	11,191
Navigant Consulting, Inc.*	1,984	40,116
On Assignment, Inc.*	1,952	70,838
PAREXEL International Corp.*	2,099	145,776
Patriot National, Inc.*	500	4,505
Paylocity Holding Corp.*	900	40,014
PFSWeb, Inc.*	400	3,572
Quad/Graphics, Inc.	1,000	26,720
Rent-A-Center, Inc.	1,953	24,686
Resources Connection, Inc.	1,322	19,751
RPX Corp.*	2,100	22,449
ServiceSource International, Inc.*	2,400	11,712
Sotheby’s	2,041	77,599
SP Plus Corp.*	793	20,277
Strayer Education, Inc.*	400	18,672
Team Health Holdings, Inc.*	2,772	90,256
Team, Inc.*	1,183	38,696
TeleTech Holdings, Inc.	707	20,496
The Advisory Board Co.*	1,550	69,347
The Brink’s Co.	1,910	70,823
The Hackett Group, Inc.	1,116	18,436
The Providence Service Corp.*	600	29,178
Travelport Worldwide Ltd.	4,700	70,641
TriNet Group, Inc.*	1,700	36,771
TrueBlue, Inc.*	1,576	35,712
Vectrus, Inc.*	300	4,569
Viad Corp.	771	28,427
Weight Watchers International, Inc.*	1,200	12,384

		3,462,108

Computers — 2.8%
3D Systems Corp.*	4,400	78,980
A10 Networks, Inc.*	2,000	21,380
Agilysys, Inc.*	376	4,181
Barracuda Networks, Inc.*	1,000	25,480
CACI International, Inc., Class A*	950	95,855
Carbonite, Inc.*	800	12,288
Convergys Corp.	3,583	108,995
Cray, Inc.*	1,599	37,640
Datalink Corp.*	900	9,549
Diebold, Inc.	2,700	66,933
Digimarc Corp.*	300	11,505
Electronics For Imaging, Inc.*	1,824	89,230
Engility Holdings, Inc.*	700	22,050
EPAM Systems, Inc.*	1,900	131,689
Fleetmatics Group PLC*	1,500	89,970
Globant SA*	1,100	46,332
Immersion Corp.*	842	6,871
Insight Enterprises, Inc.*	1,543	50,225
LivePerson, Inc.*	1,925	16,189

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Lumentum Holdings, Inc.*	2,100	$87,717
Maxwell Technologies, Inc.*	1,500	7,740
Mentor Graphics Corp.	4,376	115,701
Mercury Systems, Inc.*	1,436	35,283
Mitek Systems, Inc.*	1,400	11,606
MTS Systems Corp.	560	25,777
NetScout Systems, Inc.*	3,565	104,276
Nimble Storage, Inc.*	2,700	23,841
Pure Storage, Inc., Class A*	2,600	35,230
Qualys, Inc.*	1,100	42,009
Radisys Corp.*	1,700	9,086
Science Applications International Corp.	1,700	117,929
Silicon Graphics International Corp.*	1,366	10,518
Silver Spring Networks, Inc.*	1,500	21,270
Stratasys Ltd.*	2,100	50,589
Super Micro Computer, Inc.*	1,471	34,377
Sykes Enterprises, Inc.*	1,536	43,208
Synaptics, Inc.*	1,416	82,949
Syntel, Inc.	1,360	56,998
The KEYW Holding Corp.*	1,300	14,352
Unisys Corp.*	1,724	16,792
USA Technologies, Inc.*	1,800	10,089
Varonis Systems, Inc.*	300	9,030
Virtusa Corp.*	1,089	26,877
Vocera Communications, Inc.*	800	13,520

		1,932,106

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	17,900	101,314
Inter Parfums, Inc.	624	20,136
Revlon, Inc., Class A*	570	20,965

		142,415

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc.*	2,381	100,169
Core-Mark Holding Co., Inc.	1,764	63,151
Essendant, Inc.	1,519	31,170
Fossil Group, Inc.*	1,700	47,209
H&E Equipment Services, Inc.	1,159	19,425
Owens & Minor, Inc.	2,476	85,991
ScanSource, Inc.*	981	35,806
SiteOne Landscape Supply, Inc.*	500	17,965
Titan Machinery, Inc.*	523	5,439
Triton International Ltd.	1,293	17,055
Veritiv Corp.*	300	15,051

		438,431

Diversified Financial Services — 2.4%
Aircastle Ltd.	1,976	39,243
Altisource Portfolio Solutions SA*	500	16,200
Associated Capital Group, Inc., Class A	262	9,290
BGC Partners, Inc., Class A	8,807	77,061
Blackhawk Network Holdings, Inc.*	2,200	66,374
Calamos Asset Management, Inc., Class A	469	3,199
Cohen & Steers, Inc.	817	34,927
Cowen Group, Inc., Class A*	3,790	13,758
Diamond Hill Investment Group, Inc.	107	19,773
Ellie Mae, Inc.*	1,300	136,890

	Number of Shares	Value†

Diversified Financial Services — (continued)
Encore Capital Group, Inc.*	997	$22,413
Enova International, Inc.*	1,029	9,961
Evercore Partners, Inc., Class A	1,622	83,549
Federal Agricultural Mortgage Corp., Class C	300	11,850
Financial Engines, Inc.	2,100	62,391
FNFV Group*	2,800	34,944
GAIN Capital Holdings, Inc.	800	4,944
GAMCO Investors, Inc., Class A	262	7,459
Greenhill & Co., Inc.	1,100	25,927
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,400	32,718
Houlihan Lokey Inc.	600	15,030
Impac Mortgage Holdings, Inc.*	500	6,595
INTL. FCStone, Inc.*	593	23,038
Investment Technology Group, Inc.	1,300	22,282
Janus Capital Group, Inc.	5,600	78,456
KCG Holdings, Inc., Class A*	2,181	33,871
Ladder Capital Corp.Class A	1,536	20,337
Ladenburg Thalmann Financial Services, Inc.*	4,000	9,240
LendingClub Corp.*	13,400	82,812
Manning & Napier, Inc.	700	4,963
Marlin Business Services Corp.	200	3,876
Moelis & Co., Class A	600	16,134
Nationstar Mortgage Holdings, Inc.*	1,300	19,253
Nelnet, Inc., Class A	799	32,256
NewStar Financial, Inc.*	1,300	12,623
Ocwen Financial Corp.*	3,800	13,946
OM Asset Management PLC	1,700	23,647
On Deck Capital, Inc.*	2,200	12,540
Oppenheimer Holdings, Inc., Class A	238	3,401
PennyMac Financial Service, Class A, Class A*	500	8,505
PHH Corp.*	1,989	28,741
Piper Jaffray Cos.*	487	23,522
PJT Partners, Inc.	800	21,816
PRA Group, Inc.*	1,848	63,830
Pzena Investment Management, Inc., Class A	130	1,001
Regional Management Corp.*	600	12,990
Stifel Financial Corp.*	2,506	96,356
Teton Advisors, Inc., Class B~	2	0
Virtu Financial, Inc., Class A	1,100	16,467
Virtus Investment Partners, Inc.	240	23,486
Waddell & Reed Financial, Inc., Class A	3,200	58,112
WageWorks, Inc.*	1,500	91,365
Walter Investment Management Corp.*	1,353	5,493
Westwood Holdings Group, Inc.	311	16,517
WisdomTree Investments, Inc.	4,400	45,276
World Acceptance Corp.*	262	12,848

		1,673,496

Electric — 2.1%
Abengoa Yield PLC	2,100	39,921
ALLETE, Inc.	2,051	122,281
Ameresco, Inc., Class A*	1,100	5,786
Atlantic Power Corp.	4,127	10,194

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
Avista Corp.	2,439	$101,926
Black Hills Corp.	2,048	125,379
Dynegy, Inc.*	5,000	61,950
El Paso Electric Co.	1,577	73,756
EnerNOC, Inc.*	1,300	7,033
Genie Energy Ltd., Class B	800	4,720
IDACORP, Inc.	2,001	156,638
MGE Energy, Inc.	1,342	75,836
NorthWestern Corp.	1,980	113,909
NRG Yield, Inc., Class A	1,500	24,480
NRG Yield, Inc., Class C	2,500	42,400
Ormat Technologies, Inc.	1,500	72,615
Otter Tail Corp.	1,592	55,067
PNM Resources, Inc.	3,110	101,759
Portland General Electric Co.	3,656	155,709
Spark Energy, Inc., Class A	200	5,826
Talen Energy Corp.*	3,500	48,475
The Empire District Electric Co.	1,719	58,687
Unitil Corp.	663	25,897

		1,490,244

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,593	75,381
Belden, Inc.	1,655	114,178
Encore Wire Corp.	771	28,350
Energous Corp.*	700	13,727
EnerSys	1,723	119,214
Generac Holdings, Inc.*	2,649	96,159
General Cable Corp.	1,900	28,462
Graham Corp.	466	8,901
Insteel Industries, Inc.	691	25,042
Littelfuse, Inc.	878	113,095
Novanta, Inc.*	1,500	26,025
Powell Industries, Inc.	429	17,181
Universal Display Corp.*	1,649	91,536
Vicor Corp.*	422	4,895

		762,146

Electronics — 2.3%
Allied Motion Technologies, Inc.	400	7,564
Applied Optoelectronics, Inc.*	700	15,547
AVX Corp.	1,600	22,064
Badger Meter, Inc.	1,118	37,464
Bel Fuse, Inc., Class B	269	6,494
Benchmark Electronics, Inc.*	2,077	51,821
Brady Corp., Class A	1,857	64,271
Coherent, Inc.*	973	107,555
Control4 Corp.*	400	4,912
CTS Corp.	1,263	23,492
Electro Scientific Industries, Inc.*	1,300	7,332
ESCO Technologies, Inc.	1,034	47,998
FARO Technologies, Inc.*	620	22,289
Fluidigm Corp.*	1,100	8,811
GoPro, Inc., Class A*	4,200	70,056
II-VI, Inc.*	2,456	59,755
IMAX Corp.*	2,500	72,425
Itron, Inc.*	1,300	72,488
Kimball Electronics, Inc.*	933	12,931

	Number of Shares	Value†

Electronics — (continued)
Mesa Laboratories, Inc.	100	$11,436
Methode Electronics, Inc.	1,460	51,056
NVE Corp.	209	12,319
OSI Systems, Inc.*	757	49,493
Park Electrochemical Corp.	833	14,469
Plexus Corp.*	1,303	60,954
Rofin-Sinar Technologies, Inc.*	1,186	38,166
Rogers Corp.*	760	46,421
Sanmina Corp.*	2,926	83,303
Sparton Corp.*	400	10,504
Stoneridge, Inc.*	1,273	23,423
TASER International, Inc.*	2,011	57,535
Tech Data Corp.*	1,400	118,594
TTM Technologies, Inc.*	2,429	27,812
Vishay Intertechnology, Inc.	5,400	76,086
Vishay Precision Group, Inc.*	300	4,809
Watts Water Technologies, Inc., Class A	1,117	72,426
Woodward, Inc.	2,123	132,645
ZAGG, Inc.*	900	7,290

		1,614,010

Energy-Alternate Sources — 0.4%
Clean Energy Fuels Corp.*	2,900	12,963
FuelCell Energy, Inc.*	581	3,149
FutureFuel Corp.	1,100	12,408
Green Plains, Inc.	1,467	38,435
Pacific Ethanol, Inc.*	900	6,219
Pattern Energy Group, Inc.	2,600	58,474
Plug Power, Inc.*	6,800	11,628
Renewable Energy Group, Inc.*	1,600	13,552
REX American Resources Corp.*	192	16,274
Sunrun Inc.*	2,700	17,010
TerraForm Global, Inc., Class A	3,600	14,796
TerraForm Power, Inc., Class A	3,700	51,467
Vivint Solar, Inc.*	800	2,528

		258,903

Engineering & Construction — 1.1%
Aegion Corp.*	1,555	29,654
Argan, Inc.	536	31,726
Dycom Industries, Inc.*	1,253	102,470
EMCOR Group, Inc.	2,463	146,844
Exponent, Inc.	1,040	53,102
Granite Construction, Inc.	1,644	81,773
Hill International, Inc.*	1,500	6,915
IES Holdings, Inc.*	400	7,116
Layne Christensen Co.*	700	5,957
MasTec, Inc.*	2,464	73,279
McDermott International, Inc.*	9,300	46,593
Mistras Group, Inc.*	800	18,776
MYR Group, Inc.*	683	20,558
NV5 Holdings, Inc.*	300	9,693
Orion Group Holdings, Inc.*	1,137	7,789
TopBuild Corp.*	1,600	53,120
Tutor Perini Corp.*	1,397	29,994
VSE Corp.	408	13,868

		739,227

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A	800	$24,872
Carmike Cinemas, Inc.*	1,100	35,959
Churchill Downs, Inc.	520	76,102
Eldorado Resorts, Inc.*	1,000	14,060
Eros International PLC*	1,200	18,384
Golden Entertainment, Inc.	500	6,235
International Speedway Corp., Class A	1,100	36,762
Isle of Capri Casinos, Inc.*	841	18,737
Marriott Vacations Worldwide Corp.	900	65,988
National CineMedia, Inc.	2,374	34,945
Penn National Gaming, Inc.*	3,200	43,424
Pinnacle Entertainment, Inc.*	2,382	29,394
Reading International, Inc., Class A*	700	9,345
Scientific Games Corp., Class A*	1,900	21,413
SeaWorld Entertainment, Inc.	2,700	36,396
Speedway Motorsports, Inc.	316	5,644

		477,660

Environmental Control — 0.5%
Calgon Carbon Corp.	2,162	32,798
Casella Waste Systems, Inc., Class A*	1,500	15,450
CECO Environmental Corp.	709	7,997
Darling Ingredients, Inc.*	6,267	84,667
Energy Recovery, Inc.*	1,500	23,970
Heritage-Crystal Clean, Inc.*	200	2,656
MSA Safety, Inc.	1,221	70,867
NII Holdings, Inc.*	2,500	8,325
Tetra Tech, Inc.	2,364	83,851
TRC Cos., Inc.*	900	7,803
U.S. Ecology, Inc.	942	42,239

		380,623

Food — 1.7%
AdvancePierre Foods Holdings, Inc.	900	24,804
Amplify Snack Brands, Inc.*	900	14,580
B&G Foods, Inc.	2,572	126,491
Cal-Maine Foods, Inc.	1,246	48,021
Calavo Growers, Inc.	651	42,595
Dean Foods Co.	3,700	60,680
Fresh Del Monte Produce, Inc.	1,216	72,838
Ingles Markets, Inc., Class A	604	23,882
Inventure Foods, Inc.*	500	4,700
J&J Snack Foods Corp.	596	70,995
John B. Sanfilippo & Son, Inc.	400	20,532
Lancaster Colony Corp.	733	96,822
Lifeway Foods, Inc.*	87	1,474
NutriSystem, Inc.	1,037	30,788
Performance Food Group Co.*	1,500	37,200
Sanderson Farms, Inc.	834	80,339
Seaboard Corp.*	11	37,840
Seneca Foods Corp., Class A*	211	5,959
Smart & Final Stores, Inc.*	1,100	14,047
Snyder’s-Lance, Inc.	3,212	107,859
SpartanNash Co.	1,530	44,248
SUPERVALU, Inc.*	10,300	51,397
Terravia Holdings, Inc.*	3,100	8,525
The Chefs’ Warehouse, Inc.*	750	8,355
Tootsie Roll Industries, Inc.	660	24,308

	Number of Shares	Value†

Food — (continued)
United Natural Foods, Inc.*	1,900	$76,076
Village Super Market, Inc., Class A	268	8,579
Weis Markets, Inc.	466	24,698

		1,168,632

Forest Products & Paper — 0.4%
Clearwater Paper Corp.*	678	43,846
Deltic Timber Corp.	392	26,550
KapStone Paper and Packaging Corp.	3,240	61,301
Neenah Paper, Inc.	674	53,253
Orchids Paper Products Co.	400	10,892
P.H. Glatfelter Co.	1,659	35,967
Schweitzer-Mauduit International, Inc.	1,176	45,347

		277,156

Gas — 1.2%
Chesapeake Utilities Corp.	535	32,667
Delta Natural Gas Co., Inc.	300	7,155
New Jersey Resources Corp.	3,464	113,827
Northwest Natural Gas Co.	1,050	63,116
ONE Gas, Inc.	2,100	129,864
South Jersey Industries, Inc.	3,280	96,924
Southwest Gas Corp.	1,894	132,315
Spire, Inc.	1,856	118,301
WGL Holdings, Inc.	1,994	125,024

		819,193

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,870	76,128
Kennametal, Inc.	3,200	92,864
Milacron Holdings Corp.*	700	11,172

		180,164

Healthcare Products — 3.5%
Abaxis, Inc.	829	42,793
Accelerate Diagnostics, Inc.*	951	25,924
Accuray, Inc.*	2,738	17,441
Analogic Corp.	507	44,920
AngioDynamics, Inc.*	958	16,803
AtriCure, Inc.*	1,200	18,984
Atrion Corp.	61	26,023
AxoGen, Inc.*	1,200	10,836
BioTelemetry, Inc.*	800	14,856
Cantel Medical Corp.	1,375	107,223
Cardiovascular Systems, Inc.*	1,300	30,862
Cepheid, Inc.*	2,880	151,747
Cerus Corp.*	3,600	22,356
ConforMIS, Inc.*	1,600	15,872
CONMED Corp.	1,003	40,180
CryoLife, Inc.	1,399	24,581
Cutera, Inc.*	500	5,960
Cynosure, Inc., Class A*	894	45,540
Endologix, Inc.*	3,198	40,934
Entellus Medical, Inc.*	400	8,872
Exactech, Inc.*	509	13,758
GenMark Diagnostics, Inc.*	1,200	14,160
Genomic Health, Inc.*	709	20,504
Glaukos Corp.*	700	26,418
Globus Medical, Inc., Class A*	2,600	58,682

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Haemonetics Corp.*	1,946	$70,465
Halyard Health, Inc.*	1,900	65,854
ICU Medical, Inc.*	579	73,174
Inogen, Inc.*	700	41,930
Insulet Corp.*	2,246	91,951
Integer Holdings Corp.*	1,293	28,045
Integra LifeSciences Holdings Corp.*	1,226	101,206
Intersect ENT, Inc.*	1,100	17,424
Invacare Corp.	1,190	13,292
InVivo Therapeutics Holdings Corp.*	900	6,120
K2M Group Holdings, Inc.*	1,100	19,558
LeMaitre Vascular, Inc.	400	7,936
Luminex Corp.*	1,753	39,828
Masimo Corp.*	1,704	101,371
Medgenics, Inc.*	1,000	5,570
Meridian Bioscience, Inc.	1,760	33,950
Merit Medical Systems, Inc.*	1,575	38,257
MiMedx Group, Inc.*	3,800	32,604
NanoString Technologies, Inc.*	600	11,988
Natus Medical, Inc.*	1,375	54,024
Nevro Corp.*	1,000	104,390
Novocure Ltd.*	2,100	17,934
NuVasive, Inc.*	1,906	127,054
NxStage Medical, Inc.*	2,584	64,574
Ocular Therapeutix, Inc.*	700	4,809
OraSure Technologies, Inc.*	2,201	17,542
Orthofix International NV*	671	28,699
Oxford Immunotec Global PLC*	600	7,536
Penumbra, Inc.*	1,000	75,990
Quidel Corp.*	1,051	23,217
Rockwell Medical, Inc.*	1,800	12,060
STAAR Surgical Co.*	1,400	13,160
Surmodics, Inc.*	373	11,224
T2 Biosystems, Inc.*	600	4,344
Tandem Diabetes Care, Inc.*	400	3,064
The Spectranetics Corp.*	1,665	41,775
TransEnterix, Inc.*	2,500	4,225
Utah Medical Products, Inc.	200	11,960
Vascular Solutions, Inc.*	783	37,764
Wright Medical Group NV*	4,218	103,468
Zeltiq Aesthetics, Inc.*	1,300	50,986

		2,466,551

Healthcare Services — 1.7%
AAC Holdings, Inc.*	200	3,478
Addus HomeCare Corp.*	400	10,464
Adeptus Health, Inc., Class A*	500	21,525
Air Methods Corp.*	1,487	46,825
Almost Family, Inc.*	277	10,185
Amedisys, Inc.*	1,206	57,213
American Renal Associates Holdings, Inc.*	400	7,308
Capital Senior Living Corp.*	1,036	17,405
Catalent, Inc.*	4,000	103,360
Chemed Corp.	629	88,733
Civitas Solutions, Inc.*	400	7,304
Community Health Systems, Inc.*	4,500	51,930
Genesis Healthcare, Inc.*	1,861	4,969

	Number of Shares	Value†

Healthcare Services — (continued)
HealthSouth Corp.	3,536	$143,455
Healthways, Inc.*	1,258	33,287
Invitae Corp.*	1,100	9,636
Kindred Healthcare, Inc.	3,374	34,482
LHC Group, Inc.*	582	21,464
Magellan Health Services, Inc.*	1,041	55,933
Medpace Holdings, Inc.*	300	8,958
Molina Healthcare, Inc.*	1,768	103,110
Natera, Inc.*	700	7,777
National Healthcare Corp.	406	26,792
Nobilis Health Corp.*	1,200	4,020
OvaScience, Inc.*	800	5,728
Quorum Health Corp.*	1,300	8,151
RadNet, Inc.*	1,500	11,100
Select Medical Holdings Corp.*	4,400	59,400
Surgery Partners, Inc.*	700	14,168
Surgical Care Affiliates, Inc.*	1,100	53,636
Teladoc, Inc.*	800	14,648
The Ensign Group, Inc.	1,880	37,844
Triple-S Management Corp., Class B*	1,091	23,926
U.S. Physical Therapy, Inc.	491	30,786
Universal American Corp.*	1,780	13,617

		1,152,617

Holding Companies — 0.2%
FCB Financial Holdings, Inc., Class A*	1,200	46,116
HRG Group, Inc.*	4,875	76,538
National Bank Holdings Corp., Class A, Class A	1,000	23,370
Tiptree Financial, Inc., Class A	1,100	6,534

		152,558

Home Builders — 0.7%
Beazer Homes USA, Inc.*	1,424	16,604
Cavco Industries, Inc.*	369	36,549
Century Communities, Inc.*	500	10,755
Green Brick Partners, Inc.*	1,100	9,086
Hovnanian Enterprises, Inc., Class A*	4,810	8,129
Installed Building Products, Inc.*	700	25,109
KB Home	3,400	54,808
LGI Homes, Inc.*	600	22,104
M/I Homes, Inc.*	836	19,704
MDC Holdings, Inc.	1,500	38,700
Meritage Homes Corp.*	1,490	51,703
Tailored Brands, Inc.	1,756	27,569
Taylor Morrison Home Corp., Class A*	1,100	19,360
The New Home Co., Inc.*	600	6,402
TRI Pointe Group, Inc.*	6,300	83,034
WCI Communities, Inc.*	700	16,604
William Lyon Homes, Class A*	1,000	18,550
Winnebago Industries, Inc.	1,122	26,446

		491,216

Home Furnishings — 0.5%
American Woodmark Corp.*	569	45,844
Bassett Furniture Industries, Inc.	300	6,975
Daktronics, Inc.	1,209	11,534
DTS, Inc.	703	29,906

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — (continued)
Ethan Allen Interiors, Inc.	1,028	$32,146
Flexsteel Industries, Inc.	200	10,344
Hooker Furniture Corp.	500	12,245
iRobot Corp.*	1,082	47,586
Kimball International, Inc., Class B	1,244	16,097
La-Z-Boy, Inc.	1,962	48,187
Select Comfort Corp.*	2,072	44,755
Universal Electronics, Inc.*	600	44,676

		350,295

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	14,900
La Quinta Holdings Inc*	3,400	38,012

		52,912

Household Products & Wares — 0.4%
ACCO Brands Corp.*	4,393	42,348
Central Garden & Pet Co.*	500	13,000
Central Garden & Pet Co., Class A*	1,402	34,770
CSS Industries, Inc.	412	10,539
Helen of Troy Ltd.*	1,095	94,356
WD-40 Co.	546	61,387

		256,400

Housewares — 0.0%
Libbey, Inc.	800	14,280
Lifetime Brands, Inc.	200	2,692

		16,972

Insurance — 2.9%
Ambac Financial Group, Inc.*	1,700	31,263
American Equity Investment Life Holding Co.	3,176	56,310
AMERISAFE, Inc.	708	41,616
Argo Group International Holdings Ltd.	1,160	65,419
Atlas Financial Holdings, Inc.*	400	6,308
Baldwin & Lyons, Inc., Class B	325	8,330
Citizens, Inc.*	1,466	13,722
CNO Financial Group, Inc.	7,393	112,891
Crawford & Co., Class B	638	7,241
Donegal Group, Inc., Class A	283	4,559
eHealth, Inc.*	720	8,071
EMC Insurance Group, Inc.	450	12,119
Employers Holdings, Inc.	1,282	38,242
Enstar Group Ltd.*	474	77,959
Essent Group Ltd.*	3,000	79,830
FBL Financial Group, Inc., Class A	327	20,918
Federated National Holding Co.	500	9,345
Fidelity & Guaranty Life	500	11,595
Genworth Financial, Inc., Class A*	20,500	101,680
Global Indemnity PLC*	383	11,375
Greenlight Capital Re Ltd., Class A*	1,128	23,056
Hallmark Financial Services, Inc.*	255	2,624
HCI Group, Inc.	300	9,108
Heritage Insurance Holdings, Inc.	800	11,528
Hilltop Holdings, Inc.*	2,983	66,998
Horace Mann Educators Corp.	1,509	55,305
Independence Holding Co.	500	8,590
Infinity Property & Casualty Corp.	420	34,705

	Number of Shares	Value†

Insurance — (continued)
Investors Title Co.	100	$9,950
Kemper Corp.	1,700	66,844
Maiden Holdings Ltd.	2,468	31,319
MBIA, Inc.*	5,500	42,845
MGIC Investment Corp.*	13,527	108,216
National General Holdings Corp.	2,000	44,480
National Interstate Corp.	402	13,077
National Western Life Group, Inc., Class A	95	19,510
NMI Holdings, Inc., Class A*	2,100	16,002
OneBeacon Insurance Group Ltd., Class A	1,100	15,708
Primerica, Inc.	1,900	100,757
Radian Group, Inc.	8,703	117,926
RLI Corp.	1,522	104,044
Safety Insurance Group, Inc.	582	39,122
Selective Insurance Group, Inc.	2,175	86,695
State Auto Financial Corp.	776	18,477
State National Cos., Inc.	1,000	11,120
Stewart Information Services Corp.	808	35,916
The Navigators Group, Inc.	395	38,283
Third Point Reinsurance Ltd.*	3,000	36,000
Trupanion, Inc.*	600	10,140
United Fire Group, Inc.	880	37,242
United Insurance Holdings Corp.	800	13,584
Universal Insurance Holdings, Inc.	1,251	31,525
WMIH Corp.*	8,700	20,358

		1,999,847

Internet — 2.1%
1-800-Flowers.com, Inc., Class A*	737	6,758
Angie’s List, Inc.*	1,600	15,856
Autobytel, Inc.*	300	5,340
Bankrate, Inc.*	1,923	16,307
Bazaarvoice, Inc.*	3,500	20,685
Blucora, Inc.*	1,496	16,755
Blue Nile, Inc.	439	15,110
Boingo Wireless, Inc.*	1,700	17,476
Box, Inc., Class A*	2,100	33,096
Brightcove, Inc.*	1,200	15,660
ChannelAdvisor Corp.*	900	11,637
Chegg, Inc.*	3,100	21,979
Cogent Communications Holdings, Inc.	1,619	59,595
comScore, Inc.*	1,793	54,973
DHI Group, Inc.*	1,863	14,699
Endurance International Group Holdings, Inc.*	2,100	18,375
ePlus, Inc.*	245	23,130
Etsy, Inc.*	4,300	61,404
FTD Cos, Inc.*	818	16,826
Global Eagle Entertainment, Inc.*	1,500	12,465
GrubHub, Inc.*	3,100	133,269
HealthStream, Inc.*	900	24,840
Intralinks Holdings, Inc.*	1,700	17,102
Limelight Networks, Inc.*	1,172	2,192
Lionbridge Technologies, Inc.*	2,243	11,215
Liquidity Services, Inc.*	1,035	11,633
MeetMe, Inc.*	1,900	11,780
New Media Investment Group, Inc.	1,700	26,350

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
NIC, Inc.	2,629	$61,782
Overstock.com, Inc.*	571	8,748
Perficient, Inc.*	1,245	25,087
Q2 Holdings, Inc.*	900	25,794
QuinStreet, Inc.*	1,815	5,481
Quotient Technology, Inc.*	2,700	35,937
Rapid7, Inc.*	800	14,120
RealNetworks, Inc.*	515	2,297
Reis, Inc.	400	8,184
RetailMeNot, Inc.*	1,300	12,857
RingCentral, Inc., Class A*	2,400	56,784
Safeguard Scientifics, Inc.*	850	11,016
Shutterfly, Inc.*	1,390	62,050
Shutterstock, Inc.*	800	50,960
Stamps.com, Inc.*	662	62,566
TechTarget, Inc.*	500	4,030
The Rubicon Project, Inc.*	1,200	9,936
TrueCar, Inc.*	1,700	16,048
VASCO Data Security International, Inc.*	1,028	18,103
VirnetX Holding Corp.*	1,583	4,844
Wayfair, Inc., Class A*	1,300	51,181
Web.com Group, Inc.*	1,900	32,813
WebMD Health Corp.*	1,486	73,854
XO Group, Inc.*	859	16,605
Zendesk, Inc.*	3,300	101,343
Zix Corp.*	1,848	7,577

		1,476,504

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	13,311
Caesars Acquisition Co., Class A*	1,900	23,598
Real Industry, Inc.*	800	4,896

		41,805

Iron & Steel — 0.5%
AK Steel Holding Corp.*	9,800	47,334
Allegheny Technologies, Inc.	4,400	79,508
Carpenter Technology Corp.	1,800	74,268
Cliffs Natural Resources, Inc.*	8,700	50,895
Commercial Metals Co.	4,500	72,855
Ryerson Holding Corp.*	800	9,032
Schnitzer Steel Industries, Inc., Class A	900	18,810
TimkenSteel Corp.*	1,400	14,630

		367,332

Leisure Time — 0.5%
Arctic Cat, Inc.	444	6,878
Callaway Golf Co.	3,946	45,813
ClubCorp Holdings, Inc.	2,700	39,069
Escalade, Inc.	600	7,656
Fox Factory Holding Corp.*	1,000	22,970
Interval Leisure Group, Inc.	4,416	75,823
Johnson Outdoors, Inc., Class A	200	7,274
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	63,365
Lindblad Expeditions Holdings Inc.*	700	6,300
Malibu Boats, Inc., Class A*	500	7,450
Marine Products Corp.	160	1,435
Nautilus, Inc.*	1,300	29,536

	Number of Shares	Value†

Leisure Time — (continued)
Performance Sports Group Ltd.*	1,600	$6,496
Planet Fitness, Inc., Class A*	800	16,056

		336,121

Lodging — 0.3%
Belmond Ltd., Class A*	3,745	47,599
Boyd Gaming Corp.*	3,400	67,252
Century Casinos, Inc.*	1,100	7,601
Intrawest Resorts Holdings, Inc.*	600	9,732
Monarch Casino & Resort, Inc.*	485	12,208
Red Rock Resorts, Inc.	1,300	30,667
The Marcus Corp.	933	23,362

		198,421

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc.	698	41,789
Babcock & Wilcox Enterprises, Inc.*	1,900	31,350
Hyster-Yale Materials Handling, Inc.	344	20,685
Joy Global, Inc.	4,000	110,960

		204,784

Machinery - Diversified — 0.7%
Alamo Group, Inc.	317	20,887
Albany International Corp., Class A	1,132	47,974
Altra Industrial Motion Corp.	1,003	29,057
Applied Industrial Technologies, Inc.	1,482	69,269
Briggs & Stratton Corp.	1,836	34,242
Chart Industries, Inc.*	1,177	38,641
Columbus McKinnon Corp.	685	12,220
DXP Enterprises, Inc.*	522	14,715
Hurco Cos., Inc.	200	5,614
Kadant, Inc.	499	26,003
Lindsay Corp.	453	33,513
NACCO Industries, Inc., Class A	222	15,087
Power Solutions International, Inc.*	100	1,025
SPX FLOW, Inc.*	1,500	46,380
Tennant Co.	736	47,693
The ExOne Co.*	500	7,610
The Gorman-Rupp Co.	751	19,233
The Manitowoc Co., Inc.	5,300	25,387

		494,550

Media — 1.5%
Central European Media Enterprises Ltd., Class A*	3,100	7,161
Daily Journal Corp.*	41	8,979
Entercom Communications Corp., Class A	700	9,058
Entravision Communications Corp., Class A	2,800	21,364
Gannett, Inc.	4,800	55,872
Gray Television, Inc.*	2,600	26,936
Hemisphere Media Group, Inc.*	600	7,650
Houghton Mifflin Harcourt Co.*	5,300	71,073
Liberty Braves Group*	500	8,725
Liberty Braves Group*	1,300	22,594
Liberty Media Group*	1,900	53,466
Liberty Media Group*	1,000	28,650
Media General, Inc.*	4,400	81,092
Meredith Corp.	1,400	72,786
MSG Networks, Inc.*	2,500	46,525

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Nexstar Broadcasting Group, Inc., Class A	1,200	$69,252
Saga Communications, Inc., Class A	133	6,030
Scholastic Corp.	956	37,628
Sinclair Broadcast Group, Inc., Class A	2,617	75,579
The E.W. Scripps Co., Class A*	2,329	37,031
The New York Times Co., Class A	5,321	63,586
Time, Inc.	4,300	62,264
TiVo Corp.*	4,624	90,073
tronc, Inc.	1,100	18,568
World Wrestling Entertainment, Inc., Class A	1,314	27,988

		1,009,930

Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,200	28,872
Atkore International Group, Inc.*	500	9,370
CIRCOR International, Inc.	735	43,777
Dynamic Materials Corp.	700	7,462
Global Brass & Copper Holdings, Inc.	1,000	28,890
Haynes International, Inc.	564	20,930
Lawson Products, Inc.*	400	7,092
Mueller Industries, Inc.	2,188	70,935
Mueller Water Products, Inc., Class A	6,192	77,709
NN, Inc.	1,000	18,250
Olympic Steel, Inc.	231	5,105
Omega Flex, Inc.	59	2,275
RBC Bearings, Inc.*	937	71,662
Rexnord Corp.*	3,400	72,794
Sun Hydraulics Corp.	859	27,720
TriMas Corp.*	1,795	33,405
Worthington Industries, Inc.	1,884	90,488

		616,736

Mining — 0.7%
Century Aluminum Co.*	1,754	12,190
Coeur Mining, Inc.*	6,128	72,494
Ferroglobe PLC	2,414	21,798
Gold Resource Corp.	2,400	17,808
Hecla Mining Co.	15,517	88,447
Kaiser Aluminum Corp.	716	61,927
Materion Corp.	857	26,319
Ring Energy, Inc.*	1,600	17,520
Stillwater Mining Co.*	4,524	60,441
United States Lime & Minerals, Inc.	29	1,914
US Silica Holdings, Inc.	2,600	121,056

		501,914

Miscellaneous Manufacturing — 1.7%
Actuant Corp., Class A	2,406	55,915
American Railcar Industries, Inc.	400	16,588
AZZ, Inc.	976	63,703
Barnes Group, Inc.	2,065	83,736
Chase Corp.	300	20,736
CLARCOR, Inc.	1,898	123,370
EnPro Industries, Inc.	917	52,104
Fabrinet*	1,500	66,885
Federal Signal Corp.	2,343	31,068
FreightCar America, Inc.	570	8,197

	Number of Shares	Value†

Miscellaneous Manufacturing — (continued)
GP Strategies Corp.*	400	$9,848
Handy & Harman Ltd.*	200	4,208
Harsco Corp.	3,200	31,776
Hillenbrand, Inc.	2,374	75,113
John Bean Technologies Corp.	1,129	79,651
Koppers Holdings, Inc.*	820	26,388
LSB Industries, Inc.*	749	6,426
Lydall, Inc.*	600	30,678
Movado Group, Inc.	760	16,325
Myers Industries, Inc.	1,125	14,614
NL Industries, Inc.*	90	354
Park-Ohio Holdings Corp.	400	14,580
Proto Labs, Inc.*	1,000	59,910
Raven Industries, Inc.	1,346	30,998
Smith & Wesson Holding Corp.*	2,179	57,940
SPX Corp.*	1,700	34,238
Standex International Corp.	500	46,435
Sturm Ruger & Co., Inc.	719	41,529
Tredegar Corp.	1,061	19,724
Trinseo SA	1,200	67,872

		1,190,909

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	12,000

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	63,835
HNI Corp.	1,843	73,351
Interface, Inc.	2,595	43,311
Knoll, Inc.	1,953	44,626
Steelcase, Inc., Class A	3,131	43,490

		268,613

Oil & Gas — 1.7%
Abraxas Petroleum Corp.*	4,100	6,929
Adams Resources & Energy, Inc.	100	3,932
Alon USA Energy, Inc.	1,352	10,897
Atwood Oceanics, Inc.	2,300	19,987
Bill Barrett Corp.*	2,025	11,259
California Resources Corp.	1,400	17,500
Callon Petroleum Co.*	5,800	91,060
Carrizo Oil & Gas, Inc.*	2,265	92,004
Clayton Williams Energy, Inc.*	217	18,541
Cobalt International Energy, Inc.*	17,000	21,080
Contango Oil & Gas Co.*	703	7,185
CVR Energy, Inc.	700	9,639
Delek US Holdings, Inc.	2,298	39,732
Denbury Resources, Inc.*	14,400	46,512
Eclipse Resources Corp.*	1,400	4,606
EP Energy Corp., Class A*	1,800	7,884
Evolution Petroleum Corp.	500	3,140
EXCO Resources, Inc.*	6,375	6,821
Fairmount Santrol Holdings, Inc.*	3,100	26,288
Isramco, Inc.*	21	1,751
Jones Energy, Inc.48019R108, Class A*	600	2,136
Matador Resources Co.*	3,300	80,322
Northern Oil & Gas, Inc.*	2,253	6,038
Oasis Petroleum, Inc.*	6,900	79,143

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Panhandle Oil and Gas, Inc., Class A	634	$11,114
Par Pacific Holdings, Inc.*	1,318	17,239
Parker Drilling Co.*	5,217	11,321
PDC Energy, Inc.*	2,212	148,337
RSP Permian, Inc.*	3,200	124,096
Sanchez Energy Corp.*	1,900	16,796
Seadrill Ltd.*	15,500	36,735
Synergy Resources Corp.*	7,600	52,668
Trecora Resources*	1,000	11,420
Unit Corp.*	1,800	33,480
W&T Offshore, Inc.*	1,643	2,892
Western Refining, Inc.	3,237	85,651

		1,166,135

Oil & Gas Services — 0.8%
Archrock, Inc.	2,600	34,008
CARBO Ceramics, Inc.	800	8,752
Dawson Geophysical Co.*	1,000	7,630
Exterran Corp.*	1,300	20,384
Flotek Industries, Inc.*	2,000	29,080
Forum Energy Technologies, Inc.*	2,300	45,678
Geospace Technologies Corp.*	476	9,273
Helix Energy Solutions Group, Inc.*	4,101	33,341
Hornbeck Offshore Services, Inc.*	1,378	7,579
Independence Contract Drilling, Inc.*	1,100	5,775
Matrix Service Co.*	987	18,516
MRC Global, Inc.*	3,700	60,791
Natural Gas Services Group, Inc.*	594	14,606
Newpark Resources, Inc.*	3,512	25,848
NOW, Inc.*	4,300	92,149
Oil States International, Inc.*	2,100	66,297
Pioneer Energy Services Corp.*	2,650	10,706
SEACOR Holdings, Inc.*	700	41,643
Tesco Corp.	1,400	11,424
TETRA Technologies, Inc.*	2,979	18,202
Thermon Group Holdings, Inc.*	1,100	21,725

		583,407

Packaging and Containers — 0.2%
AEP Industries, Inc.	138	15,093
Greif Inc.	300	18,177
Greif, Inc., Class A	1,100	54,549
Multi Packaging Solutions International Ltd.*	800	11,528
UFP Technologies, Inc.*	300	7,950

		107,297

Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals, Inc.*	1,800	7,002
Aclaris Therapeutics, Inc., Class A*	300	7,683
Adamas Pharmaceuticals, Inc.*	700	11,487
Aerie Pharmaceuticals, Inc.*	1,000	37,740
Aimmune Therapeutics, Inc.*	1,100	16,500
Akebia Therapeutics, Inc.*	1,200	10,860
Amicus Therapeutics, Inc.*	5,600	41,440
Amphastar Pharmaceuticals, Inc.*	1,400	26,558
Ampio Pharmaceuticals, Inc.*	2,200	1,629
Anika Therapeutics, Inc.*	500	23,925

	Number of Shares	Value†

Pharmaceuticals — (continued)
Anthera Pharmaceuticals, Inc.*	1,100	$3,465
Aratana Therapeutics, Inc.*	900	8,424
Array BioPharma, Inc.*	4,748	32,049
Avexis, Inc.*	300	12,363
Axovant Sciences Ltd.*	800	11,200
Bio-Path Holdings, Inc.*	4,000	5,600
BioScrip, Inc.*	4,411	12,748
BioSpecifics Technologies Corp.*	300	13,701
Cara Therapeutics, Inc.*	800	6,680
Cempra, Inc.*	1,800	43,560
ChemoCentryx, Inc.*	1,000	6,040
Chimerix, Inc.*	1,700	9,418
Cidara Therapeutics, Inc.*	500	5,725
Clovis Oncology, Inc.*	1,300	46,865
Collegium Pharmaceutical, Inc.*	400	7,704
Concert Pharmaceuticals, Inc.*	500	5,055
Corcept Therapeutics, Inc.*	2,900	18,850
Depomed, Inc.*	2,283	57,052
Diplomat Pharmacy, Inc.*	1,900	53,219
Durect Corp.*	3,500	4,865
Dyax Corp Escrow~	5,620	6,238
Eagle Pharmaceuticals, Inc.*	300	21,000
Egalet Corp.*	900	6,849
Enanta Pharmaceuticals, Inc.*	600	15,966
Endocyte, Inc.*	1,500	4,635
Esperion Therapeutics, Inc.*	500	6,925
FibroGen, Inc.*	2,200	45,540
Flexion Therapeutics, Inc.*	900	17,586
Global Blood Therapeutics Inc.*	700	16,135
Heron Therapeutics, Inc.*	1,200	20,676
Heska Corp.*	300	16,329
Horizon Pharma PLC*	6,500	117,845
Ignyta, Inc.*	600	3,774
Immune Design Corp.*	400	3,032
Impax Laboratories, Inc.*	2,837	67,237
Infinity Pharmaceuticals, Inc.*	1,828	2,852
Inotek Pharmaceuticals Corp.*	900	8,532
Insys Therapeutics, Inc.*	800	9,432
Intra-Cellular Therapies, Inc.*	1,400	21,336
Ironwood Pharmaceuticals, Inc.*	5,161	81,957
Keryx Biopharmaceuticals, Inc.*	3,500	18,585
La Jolla Pharmaceutical CO*	400	9,516
Lannett Co., Inc.*	997	26,490
Lifevantage Corp.*	700	6,622
MannKind Corp.*	8,904	5,521
MediciNova, Inc.*	1,400	10,486
Minerva Neurosciences Inc.*	800	11,292
Mirati Therapeutics, Inc.*	500	3,305
MyoKardia, Inc.*	500	8,170
NantKwest, Inc.*	800	6,224
Natural Grocers by Vitamin Cottage, Inc.*	400	4,464
Natural Health Trends Corp.	300	8,478
Nature’s Sunshine Products, Inc.	200	3,200
Nektar Therapeutics*	5,333	91,621
Neogen Corp.*	1,502	84,022
Neos Therapeutics Inc.*	400	2,632

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Nutraceutical International Corp.*	196	$6,123
Omega Protein Corp.*	1,000	23,370
Ophthotech Corp.*	1,200	55,356
Osiris Therapeutics, Inc.*	773	3,834
Otonomy, Inc.*	700	12,733
Pacira Pharmaceuticals, Inc.*	1,400	47,908
PharMerica Corp.*	1,220	34,245
Phibro Animal Health Corp., Class A	700	19,026
Portola Pharmaceuticals, Inc.*	1,900	43,149
PRA Health Sciences, Inc.*	1,000	56,510
Prestige Brands Holdings, Inc.*	2,072	100,016
Progenics Pharmaceuticals, Inc.*	2,601	16,464
Radius Health, Inc.*	1,200	64,908
Raptor Pharmaceutical Corp.*	3,400	30,498
Reata Pharmaceuticals, Inc.*	300	7,908
Regulus Therapeutics, Inc.*	1,200	3,960
Revance Therapeutics, Inc.*	700	11,347
Sarepta Therapeutics, Inc.*	1,700	104,397
SciClone Pharmaceuticals, Inc.*	2,277	23,339
Seres Therapeutics, Inc.*	800	9,832
Sorrento Therapeutics, Inc.*	900	6,966
Sucampo Pharmaceuticals, Inc., Class A*	871	10,722
Supernus Pharmaceuticals, Inc.*	1,900	46,987
Synergy Pharmaceuticals, Inc.*	7,600	41,876
Synutra International, Inc.*	311	1,325
Teligent, Inc.*	1,800	13,680
TESARO, Inc.*	1,100	110,264
Tetraphase Pharmaceuticals, Inc.*	1,200	4,596
TG Therapeutics, Inc.*	1,200	9,288
TherapeuticsMD, Inc.*	5,900	40,179
Trevena, Inc.*	2,000	13,500
USANA Health Sciences, Inc.*	224	30,990
Vanda Pharmaceuticals, Inc.*	1,441	23,978
Vitae Pharmaceuticals, Inc.*	1,200	25,104
Vital Therapies, Inc.*	800	4,896
Voyager Therapeutics Inc.*	300	3,603
Xencor, Inc.*	1,300	31,837
Zafgen, Inc.*	600	1,986
Zogenix, Inc.*	1,175	13,430

		2,454,041

Pipelines — 0.2%
Primoris Services Corp.	1,490	30,694
SemGroup Corp., Class A	2,100	74,256

		104,950

Publishing / Newspapers — 0.1%
Cimpress NV*	1,000	101,180

Real Estate — 0.6%
Alexander & Baldwin, Inc.	2,000	76,840
AV Homes, Inc.*	195	3,245
Community Healthcare Trust, Inc.	600	13,152
Consolidated-Tomoka Land Co.	124	6,347
Farmland Partners, Inc.	600	6,720
Forestar Group, Inc.*	1,163	13,619
Four Corners Property Trust, Inc.	2,500	53,325
FRP Holdings, Inc.*	369	11,465

	Number of Shares	Value†

Real Estate — (continued)
HFF, Inc., Class A	1,500	$41,535
Kennedy-Wilson Holdings, Inc.	3,281	73,986
Marcus & Millichap, Inc.*	500	13,075
RE/MAX Holdings, Inc., Class A	700	30,646
RMR Group, Inc., Class A	367	13,924
Stratus Properties, Inc.*	300	7,320
The St. Joe Co.*	2,100	38,598
Trinity Place Holdings, Inc.*	900	8,802

		412,599

Real Estate Investment Trusts — 0.2%
City Office REIT, Inc.	900	11,457
Global Net Lease, Inc.	7,000	57,120
Great Ajax Corp.	600	8,190
NorthStar Realty Europe Corp.	2,500	27,375
Seritage Growth Properties	1,000	50,680

		154,822

Regional Malls — 0.1%
Washington Prime Group, Inc.	7,600	94,088

Retail — 4.8%
Abercrombie & Fitch Co., Class A	2,800	44,492
America’s Car-Mart, Inc.*	227	8,261
American Eagle Outfitters, Inc.	6,700	119,662
Asbury Automotive Group, Inc.*	849	47,264
Ascena Retail Group, Inc.*	6,713	37,526
Barnes & Noble Education, Inc.*	1,137	10,881
Barnes & Noble, Inc.	2,600	29,380
Big 5 Sporting Goods Corp.	581	7,913
Big Lots, Inc.	1,800	85,950
Biglari Holdings, Inc.*	40	17,441
BJ’s Restaurants, Inc.*	920	32,706
Bloomin’ Brands, Inc.	4,800	82,752
BMC Stock Holdings, Inc.*	2,300	40,779
Bob Evans Farms, Inc.	842	32,249
Bojangles’, Inc.*	500	7,980
Boot Barn Holdings, Inc.*	400	4,552
Buffalo Wild Wings, Inc.*	747	105,133
Build-A-Bear Workshop, Inc.*	700	7,252
Caleres, Inc.	1,654	41,830
Carrols Restaurant Group, Inc.*	1,713	22,629
Chico’s FAS, Inc.	5,600	66,640
Chuy’s Holdings, Inc.*	600	16,764
Citi Trends, Inc.	503	10,025
Conn’s, Inc.*	1,104	11,393
Cracker Barrel Old Country Store, Inc.	724	95,727
Dave & Buster’s Entertainment, Inc.*	1,500	58,770
Del Frisco’s Restaurant Group, Inc.*	1,000	13,470
Del Taco Restaurants, Inc.*	1,100	13,112
Denny’s Corp.*	3,552	37,971
Destination XL Group, Inc.*	1,500	6,495
DineEquity, Inc.	671	53,136
DSW, Inc., Class A	2,800	57,344
Duluth Holdings, Inc., Class B*	500	13,255
El Pollo Loco Holdings, Inc.*	900	11,331
Express, Inc.*	3,154	37,186
EZCORP, Inc., Class A*	1,766	19,532

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Fiesta Restaurant Group, Inc.*	1,013	$24,312
FirstCash, Inc.	1,939	91,288
Five Below, Inc.*	2,100	84,609
Francesca’s Holdings Corp.*	1,658	25,583
Fred’s, Inc., Class A	1,431	12,965
Freshpet, Inc.*	700	6,055
Genesco, Inc.*	895	48,742
GMS, Inc.*	300	6,669
GNC Holdings, Inc., Class A	2,800	57,176
Group 1 Automotive, Inc.	907	57,939
Guess?, Inc.	2,400	35,064
Haverty Furniture Cos., Inc.	950	19,038
Hibbett Sports, Inc.*	955	38,104
HSN, Inc.	1,279	50,904
J. Alexanders Holding“s, Inc.*	483	4,893
Jack in the Box, Inc.	1,314	126,065
Jamba, Inc.*	440	4,805
Kirkland’s, Inc.*	827	10,073
Kona Grill, Inc.*	500	6,285
Lands’ End, Inc.*	700	10,150
Lithia Motors, Inc., Class A	894	85,395
Lumber Liquidators Holdings, Inc.*	1,033	20,319
MarineMax, Inc.*	1,000	20,950
Nathan’s Famous, Inc.*	100	5,255
Noodles & Co.*	300	1,428
Office Depot, Inc.	22,500	80,325
Ollie’s Bargain Outlet Holdings, Inc.*	900	23,589
Papa John’s International, Inc.	1,110	87,523
Party City Holdco, Inc.*	800	13,696
PC Connection, Inc.	565	14,927
PetMed Express, Inc.	613	12,432
Pier 1 Imports, Inc.	3,644	15,451
Popeyes Louisiana Kitchen, Inc.*	859	45,647
Potbelly Corp.*	1,000	12,430
PriceSmart, Inc.	831	69,605
Red Robin Gourmet Burgers, Inc.*	520	23,369
Regis Corp.*	1,332	16,717
Restoration Hardware Holdings, Inc.*	1,600	55,328
Ruby Tuesday, Inc.*	2,213	5,532
Rush Enterprises, Inc.*	300	7,293
Rush Enterprises, Inc., Class A*	1,135	27,785
Ruth’s Hospitality Group, Inc.	1,195	16,873
Sears Holding Corp.*	500	5,730
Shake Shack, Inc., Class A*	700	24,269
Shoe Carnival, Inc.	458	12,210
Sonic Automotive, Inc., Class A	1,134	21,319
Sonic Corp.	2,032	53,198
Sportsman’s Warehouse Holdings, Inc.*	600	6,312
Stage Stores, Inc.	1,381	7,747
Stein Mart, Inc.	1,261	8,007
Systemax, Inc.	262	2,075
Texas Roadhouse, Inc.	2,770	108,113
The Buckle, Inc.	1,049	25,207
The Cato Corp., Class A	1,104	36,311
The Cheesecake Factory, Inc.	1,916	95,915
The Children’s Place, Inc.	794	63,417

	Number of Shares	Value†

Retail — (continued)
The Container Store Group, Inc.*	600	$3,012
The Finish Line, Inc., Class A	1,793	41,382
The Habit Restaurants, Inc., Class A*	400	5,600
Tile Shop Holdings, Inc.*	1,300	21,515
Tilly’s, Inc., Class A*	400	3,756
Tuesday Morning Corp.*	1,629	9,741
Vera Bradley, Inc.*	800	12,120
Vitamin Shoppe, Inc.*	1,000	26,850
West Marine, Inc.*	664	5,491
Wingstop, Inc.	700	20,510
Winmark Corp.	100	10,552
Zoe’s Kitchen, Inc.*	700	15,533
Zumiez, Inc.*	703	12,654

		3,349,917

Savings & Loans — 2.0%
Astoria Financial Corp.	3,701	54,035
Banc of California, Inc.	1,900	33,174
Bank Mutual Corp.	1,632	12,534
BankFinancial Corp.	609	7,734
BBX Capital Corp., Class A*	110	2,269
Bear State Financial, Inc.	800	7,352
Beneficial Bancorp, Inc.	2,773	40,791
Berkshire Hills Bancorp, Inc.	1,102	30,537
BofI Holding, Inc.*	2,400	53,760
Brookline Bancorp, Inc.	2,922	35,619
BSB Bancorp*	500	11,715
Capitol Federal Financial, Inc.	5,100	71,757
Charter Financial Corp.	900	11,592
Clifton Bancorp, Inc.	1,146	17,522
Dime Community Bancshares, Inc.	1,030	17,263
EverBank Financial Corp.	4,200	81,312
First Defiance Financial Corp.	300	13,392
Flagstar Bancorp, Inc.*	800	22,200
Flushing Financial Corp.	1,338	31,737
Hingham Institution for Savings	100	13,850
Home Bancorp, Inc.	300	8,400
HomeStreet, Inc.*	1,000	25,060
HomeTrust Bancshares, Inc.*	900	16,650
Investors Bancorp, Inc.	12,055	144,781
Lake Sunapee Bank Group	400	7,228
Meridian Bancorp, Inc.	1,874	29,178
Meta Financial Group, Inc.	400	24,244
MutualFirst Financial, Inc.	300	8,319
Northfield Bancorp, Inc.	1,993	32,087
Northwest Bancshares, Inc.	3,775	59,305
OceanFirst Financial Corp.	927	17,854
Oritani Financial Corp.	1,718	27,007
Pacific Premier Bancorp, Inc.*	1,000	26,460
Provident Financial Holdings, Inc.	300	5,868
Provident Financial Services, Inc.	2,403	51,016
SI Financial Group, Inc.	500	6,600
Southern Missouri Bancorp, Inc.	300	7,470
Sterling Bancorp, Inc.	5,114	89,495
Territorial Bancorp, Inc.	243	6,964
United Community Financial Corp.	1,700	12,087
United Financial Bancorp, Inc.	2,131	29,493

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Washington Federal, Inc.	3,700	$98,716
Waterstone Financial, Inc.	1,000	16,990
WSFS Financial Corp.	1,271	46,379

		1,367,796

Semiconductors — 3.5%
Advanced Micro Devices, Inc.*	29,900	206,609
Alpha & Omega Semiconductor Ltd.*	1,000	21,720
Ambarella, Inc.*	1,200	88,332
Amkor Technology, Inc.*	4,011	38,987
Applied Micro Circuits Corp.*	2,958	20,558
Axcelis Technologies, Inc.*	1,025	13,612
Brooks Automation, Inc.	2,477	33,712
Cabot Microelectronics Corp.	961	50,846
Cavium, Inc.*	2,493	145,069
CEVA, Inc.*	671	23,532
Cirrus Logic, Inc.*	2,481	131,865
Cohu, Inc.	904	10,613
Diodes, Inc.*	1,399	29,855
DSP Group, Inc.*	557	6,690
EMCOR Group, Inc.	1,200	6,840
Entegris, Inc.*	5,770	100,513
Exar Corp.*	1,532	14,263
FormFactor, Inc.*	2,629	28,525
Gerber Scientific, Inc.~	500	0
GigPeak, Inc.*	2,900	6,815
Impinj, Inc.*	200	7,484
Inphi Corp.*	1,600	69,616
Integrated Device Technology, Inc.*	5,193	119,958
Intersil Corp., Class A	5,400	118,422
InvenSense, Inc.*	2,800	20,776
IXYS Corp.	1,266	15,255
Kopin Corp.*	1,507	3,285
Lattice Semiconductor Corp.*	4,924	31,957
MACOM Technology Solutions Holdings, Inc.*	1,000	42,340
MaxLinear, Inc., Class A*	2,243	45,466
Microsemi Corp.*	4,624	194,116
MKS Instruments, Inc.	2,196	109,207
Monolithic Power Systems, Inc.	1,567	126,143
Nanometrics, Inc.*	900	20,106
Photronics, Inc.*	2,692	27,755
Power Integrations, Inc.	1,095	69,018
Rambus, Inc.*	4,723	59,037
Rudolph Technologies, Inc.*	1,054	18,698
Semtech Corp.*	2,609	72,348
Sigma Designs, Inc.*	1,200	9,348
Silicon Laboratories, Inc.*	1,700	99,960
Tessera Technologies, Inc.	2,023	77,764
Ultra Clean Holdings, Inc.*	900	6,669
Ultratech, Inc.*	978	22,572
Veeco Instruments, Inc.*	1,393	27,345
Xcerra Corp.*	2,466	14,944

		2,408,545

Software — 4.5%
2U, Inc.*	1,500	57,435
ACI Worldwide, Inc.*	4,527	87,733

	Number of Shares	Value†

Software — (continued)
Actua Corp.*	1,428	$18,493
Acxiom Corp.*	2,967	79,071
Amber Road, Inc.*	600	5,790
American Software, Inc., Class A	593	6,582
Apigee Corp.*	700	12,180
Appfolio, Inc.*	300	5,832
Aspen Technology, Inc.*	3,253	152,208
AVG Technologies NV*	1,700	42,517
Avid Technology, Inc.*	1,100	8,734
Benefitfocus, Inc.*	400	15,968
Blackbaud, Inc.	1,850	122,729
Bottomline Technologies, Inc.*	1,545	36,014
BroadSoft, Inc.*	1,061	49,390
Callidus Software, Inc.*	2,400	44,040
Castlight Health, Inc., Class B*	1,200	4,992
CommVault Systems, Inc.*	1,548	82,245
Computer Programs & Systems, Inc.	447	11,649
Cornerstone OnDemand, Inc.*	2,100	96,495
CSG Systems International, Inc.	1,281	52,944
Cvent, Inc.*	1,200	38,052
Digi International, Inc.*	657	7,490
Ebix, Inc.	1,036	58,897
Envestnet, Inc.*	1,713	62,439
Epiq Systems, Inc.	1,168	19,260
Everyday Health, Inc.*	700	5,383
Evolent Health, Inc., Class A*	700	17,234
Exa Corp.*	700	11,235
Fair Isaac Corp.	1,188	148,013
Five9, Inc.*	1,100	17,248
Glu Mobile, Inc.*	4,000	8,960
Guidance Software, Inc.*	400	2,384
Hortonworks, Inc.*	1,700	14,195
HubSpot, Inc.*	1,200	69,144
Imperva, Inc.*	1,200	64,452
inContact, Inc.*	2,100	29,358
Infoblox, Inc.*	2,100	55,377
InnerWorkings, Inc.*	1,724	16,240
Instructure, Inc.*	300	7,611
Interactive Intelligence Group, Inc.*	697	41,918
Jive Software, Inc.*	1,500	6,390
ManTech International Corp., Class A	1,039	39,160
Medidata Solutions, Inc.*	2,188	122,003
MicroStrategy, Inc., Class A*	375	62,790
MINDBODY, Inc., Class A*	500	9,830
MobileIron, Inc.*	1,200	3,300
Model N, Inc.*	1,100	12,221
Monotype Imaging Holdings, Inc.	1,599	35,354
New Relic, Inc.*	900	34,488
Omnicell, Inc.*	1,435	54,960
Park City Group, Inc.*	700	8,260
Paycom Software, Inc.*	1,800	90,234
PDF Solutions, Inc.*	1,200	21,804
pdvWireless, Inc.*	600	13,740
Pegasystems, Inc.	1,260	37,157
Planet Payment, Inc.*	2,000	7,420
Press Ganey Holdings, Inc.*	900	36,360

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Progress Software Corp.*	1,986	$54,019
Proofpoint, Inc.*	1,600	119,760
PROS Holdings, Inc.*	917	20,733
QAD, Inc., Class A	392	8,773
Quality Systems, Inc.	1,704	19,289
RealPage, Inc.*	2,000	51,400
Rosetta Stone, Inc.*	1,000	8,480
Sapiens International Corp. NV	800	10,216
SPS Commerce, Inc.*	600	44,046
Synchronoss Technologies, Inc.*	1,546	63,664
SYNNEX Corp.	1,194	136,247
Take-Two Interactive Software, Inc.*	3,344	150,748
Tangoe, Inc.*	1,769	14,594
TubeMogul, Inc.*	500	4,685
Verint Systems, Inc.*	2,395	90,124
Workiva, Inc.*	900	16,317
Xactly Corp.*	1,000	14,720

		3,111,217

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	53,666
Wesco Aircraft Holdings, Inc.*	2,240	30,083

		83,749

Telecommunications — 3.3%
8X8, Inc.*	3,400	52,462
Acacia Communications, Inc.*	200	20,656
ADTRAN, Inc.	1,905	36,462
Aerohive Networks, Inc.*	1,300	7,917
Anixter International, Inc.*	1,134	73,143
ATN International, Inc.	349	22,699
Black Box Corp.	562	7,812
CalAmp Corp.*	1,400	19,530
Calix, Inc.*	1,487	10,929
Ciena Corp.*	5,600	122,080
Cincinnati Bell, Inc.*	7,785	31,763
Clearfield, Inc.*	400	7,520
Comtech Telecommunications Corp.	552	7,071
Consolidated Communications Holdings, Inc.	1,841	46,467
DigitalGlobe, Inc.*	2,569	70,647
EarthLink Holdings Corp.	4,016	24,899
Extreme Networks, Inc.*	3,147	14,130
FairPoint Communications, Inc.*	600	9,018
Finisar Corp.*	4,221	125,786
General Communication, Inc., Class A*	1,486	20,432
Gigamon, Inc.*	1,300	71,240
Globalstar, Inc.*	14,900	18,029
Gogo, Inc.*	2,200	24,288
GTT Communications, Inc.*	1,100	25,883
Harmonic, Inc.*	2,870	17,019
Hawaiian Telcom Holdco, Inc.*	200	4,478
HC2 Holdings, Inc.*	700	3,815
IDT Corp., Class B	800	13,792
Infinera Corp.*	5,194	46,902
Inteliquent, Inc.	1,226	19,788
Intelsat SA*	1,200	3,252
InterDigital, Inc.	1,394	110,405

	Number of Shares	Value†

Telecommunications — (continued)
Iridium Communications, Inc.*	3,500	$28,385
Ixia*	2,713	33,912
j2 Global, Inc.	1,874	124,827
Knowles Corp.*	3,452	48,501
KVH Industries, Inc.*	354	3,119
LogMeIn, Inc.	981	88,673
Loral Space & Communications, Inc.*	546	21,354
Lumos Networks Corp.*	782	10,948
NeoPhotonics Corp.*	1,300	21,242
NETGEAR, Inc.*	1,329	80,391
NeuStar, Inc., Class A*	2,300	61,157
Oclaro, Inc.*	4,400	37,620
ORBCOMM, Inc.*	2,700	27,675
Plantronics, Inc.	1,367	71,029
Preformed Line Products Co.	45	1,898
RigNet, Inc.*	500	7,560
Shenandoah Telecommunications Co.	2,018	54,910
ShoreTel, Inc.*	2,281	18,248
Silicom Ltd.	300	12,420
Sonus Networks, Inc.*	1,843	14,338
Spok Holdings, Inc.	1,112	19,816
Straight Path Communications, Inc., Class B*	300	7,683
Telenav, Inc.*	1,000	5,730
Ubiquiti Networks, Inc.*	1,000	53,500
ViaSat, Inc.*	1,762	131,533
Viavi Solutions, Inc.*	9,600	70,944
Vonage Holdings Corp.*	7,500	49,575
West Corp.	1,700	37,536
Windstream Holdings, Inc.	3,500	35,175

		2,270,013

Textiles — 0.2%
Culp, Inc.	300	8,931
G&K Services, Inc., Class A	776	74,100
UniFirst Corp.	577	76,083

		159,114

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.*	584	5,046

Transportation — 1.6%
Air Transport Services Group, Inc.*	2,085	29,920
ArcBest Corp.	995	18,925
Ardmore Shipping Corp.	800	5,632
Atlas Air Worldwide Holdings, Inc.*	1,048	44,875
Bristow Group, Inc.	1,350	18,927
CAI International, Inc.*	660	5,458
Celadon Group, Inc.	935	8,172
Costamare, Inc.	1,200	10,968
Covenant Transportation Group, Inc., Class A*	400	7,732
DHT Holdings, Inc.	3,900	16,341
Dorian LPG Ltd.*	900	5,400
Echo Global Logistics, Inc.*	1,300	29,978
Era Group, Inc.*	800	6,440
Forward Air Corp.	1,196	51,739
Frontline Ltd.	2,800	20,076

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
GasLog Ltd.	1,700	$24,735
Gener8 Maritime, Inc.*	900	4,608
Golar LNG Ltd.	3,600	76,320
Heartland Express, Inc.	1,967	37,137
Hub Group, Inc., Class A*	1,443	58,817
Knight Transportation, Inc.	2,564	73,561
Marten Transport Ltd.	1,051	22,071
Matson, Inc.	1,600	63,808
Navios Maritime Acquisition Corp.	3,700	4,995
Nordic American Tankers Ltd.	3,567	36,062
Overseas Shipholding Group, Inc.	1,600	16,912
P.A.M. Transportation Services, Inc.*	200	4,004
PHI, Inc.*	593	10,775
Radiant Logistics, Inc.*	1,000	2,840
Roadrunner Transportation Systems, Inc.*	1,000	7,980
Saia, Inc.*	961	28,792
Scorpio Bulkers, Inc.*	1,100	3,806
Scorpio Tankers, Inc.	7,100	32,873
Ship Finance International Ltd.	2,284	33,643
Swift Transportation Co.*	3,000	64,410
Teekay Corp.	1,900	14,649
Teekay Tankers Ltd., Class A	3,193	8,078
Tidewater, Inc.	1,600	4,512
Universal Logistics Holdings, Inc.	100	1,342
USA Truck, Inc.*	200	2,048
Werner Enterprises, Inc.	1,752	40,769
XPO Logistics, Inc.*	3,941	144,517
YRC Worldwide, Inc.*	1,300	16,016

		1,120,663

Trucking and Leasing — 0.2%
GATX Corp.	1,700	75,735
Textainer Group Holdings Ltd.*	812	6,082
The Greenbrier Cos., Inc.	1,047	36,959

		118,776

Water — 0.3%
American States Water Co.	1,524	61,036
Artesian Resources Corp., Class A	413	11,787
California Water Service Group	1,766	56,671
Connecticut Water Service, Inc.	519	25,810
Consolidated Water Co. Ltd.	800	9,296
Middlesex Water Co.	531	18,712
PICO Holdings, Inc.*	792	9,338
SJW Corp.	688	30,052
The York Water Co.	697	20,673

		243,375

TOTAL COMMON STOCKS (Cost $48,535,722)		63,632,133

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Apartments — 0.4%
Bluerock Residential Growth REIT, Inc.	600	7,800
Education Realty Trust, Inc.	2,901	125,149
Independence Realty Trust, Inc.	1,792	16,128
Monogram Residential Trust, Inc.	6,500	69,160

	Number of Shares	Value†

Apartments — (continued)
Preferred Apartment Communities, Inc., Class A	800	$10,808
Silver Bay Realty Trust Corp.	1,337	23,438

		252,483

Building & Real Estate — 1.0%
Agree Realty Corp.	896	44,298
Altisource Residential Corp.	2,200	23,980
Anworth Mortgage Asset Corp.	3,731	18,357
Apollo Commercial Real Estate Finance, Inc.	2,756	45,119
Ares Commercial Real Estate Corp.	1,000	12,600
Capstead Mortgage Corp.	3,475	32,769
Colony Capital, Inc. Class A	4,416	80,504
Colony Starwood Homes	2,600	74,620
CYS Investments, Inc.	5,856	51,064
Dynex Capital, Inc.	2,307	17,118
Getty Realty Corp.	1,169	27,974
Invesco Mortgage Capital, Inc.	4,407	67,119
iStar Financial, Inc.*	2,718	29,164
New York Mortgage Trust, Inc.	4,700	28,294
PennyMac Mortgage Investment Trust	2,692	41,941
Redwood Trust, Inc.	3,377	47,818
Resource Capital Corp.	1,175	15,052
Select Income REIT	2,600	69,940

		727,731

Diversified — 0.9%
AG Mortgage Investment Trust, Inc.	1,188	18,711
Armada Hoffler Properties, Inc.	1,400	18,760
CatchMark Timber Trust, Inc., Class A	1,300	15,197
CorEnergy Infrastructure Trust, Inc.	500	14,665
CoreSite Realty Corp.	1,400	103,656
DuPont Fabros Technology, Inc.	3,050	125,812
New York REIT, Inc.	6,200	56,730
NexPoint Residential Trust, Inc.	600	11,796
PS Business Parks, Inc.	765	86,881
STAG lndustrial, Inc.	2,600	63,726
The GEO Group, Inc.	2,968	70,579
UMH Properties, Inc.	968	11,539
Whitestone REIT	800	11,104

		609,156

Diversified Financial Services — 0.3%
ARMOUR Residential REIT, Inc.	1,375	30,993
New Residential Investment Corp.	9,600	132,576
Orchid Island Capital, Inc.	600	6,252
Owens Realty Mortgage, Inc.	500	8,660
RAIT Financial Trust	3,606	12,188
United Development Funding IV~	1,000	3,200
Western Asset Mortgage Capital Corp.	1,597	16,641

		210,510

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	61,368

Healthcare — 1.1%
CareTrust REIT, Inc.	2,395	35,398
Healthcare Realty Trust, Inc.	4,572	155,722
LTC Properties, Inc.	1,517	78,869

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — (continued)
Medical Properties Trust, Inc.	9,607	$141,895
National Health Investors, Inc.	1,457	114,345
New Senior Investment Group, Inc.	3,400	39,236
Physicians Realty Trust	5,300	114,162
Sabra Health Care REIT, Inc.	2,588	65,166
Universal Health Realty Income Trust	520	32,771

		777,564

Hotels & Resorts — 1.1%
Ashford Hospitality Prime, Inc.	987	13,917
Ashford Hospitality Trust, Inc.	3,020	17,788
Chatham Lodging Trust	1,400	26,950
Chesapeake Lodging Trust	2,389	54,708
DiamondRock Hospitality Co.	7,523	68,459
FelCor Lodging Trust, Inc.	5,918	38,053
Hersha Hospitality Trust	1,917	34,544
LaSalle Hotel Properties	4,217	100,660
Pebblebrook Hotel Trust	2,709	72,059
RLJ Lodging Trust	5,100	107,253
Ryman Hospitality Properties, Inc.	1,712	82,450
Summitt Hotel Properties, Inc.	3,500	46,060
Sunstone Hotel Investors, Inc.	8,847	113,153

		776,054

Industrial — 0.8%
EastGroup Properties, Inc.	1,275	93,789
First Industrial Realty Trust, Inc.	4,729	133,453
First Potomac Realty Trust	2,392	21,887
InfraREIT, Inc.*	1,700	30,838
Monmouth Real Estate Investment Corp., Class A	2,649	37,801
QTS Realty Trust, Inc., Class A	1,900	100,415
Rexford Industrial Realty, Inc.	2,600	59,514
Terreno Realty Corp.	1,675	46,079

		523,776

Mixed Industrial/Office — 0.5%
Cousins Properties, Inc.	8,461	88,333
Gladstone Commercial Corp.	652	12,147
Investors Real Estate Trust	4,618	27,477
Lexington Realty Trust	9,315	95,944
One Liberty Properties, Inc.	503	12,152
Washington Real Estate Investment Trust	3,006	93,547

		329,600

Office Property — 0.9%
American Assets Trust, Inc.	1,600	69,408
Easterly Government Proper, Inc.	1,300	24,804
Franklin Street Properties Corp.	4,045	50,967
Government Properties Income Trust	2,744	62,069
Gramercy Property Trust	17,017	164,044
Hudson Pacific Properties, Inc.	3,700	121,619
Mack-Cali Realty Corp.	3,500	95,270
Parkway Properties, Inc.	3,380	57,494

		645,675

Real Estate — 0.1%
Xenia Hotels & Resorts, Inc.	4,400	66,792

	Number of Shares	Value†

Real Estate Investment Trusts — 0.0%
Tier REIT, Inc.	2,000	$30,880

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	6,900	83,766
MTGE Investment Corp.	2,043	35,119
Pennsylvania Real Estate Investment Trust	2,715	62,527

		181,412

Storage & Warehousing — 0.0%
National Storage Affiliates Trust	1,400	29,316

Strip Centers — 0.8%
Acadia Realty Trust	3,120	113,069
Alexander’s, Inc.	86	36,086
Cedar Realty Trust, Inc.	2,826	20,347
Kite Realty Group Trust	3,251	90,118
Ramco-Gershenson Properties Trust	3,141	58,862
Retail Opportunity Investments Corp.	4,300	94,428
Saul Centers, Inc.	451	30,037
Urban Edge Properties	3,500	98,490
Urstadt Biddle Properties, Inc., Class A	1,216	27,019

		568,456

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,927,475)		5,790,773

RIGHTS — 0.0%
Chelsea Therapeutics Intl Ltd. CVR~	1,600	0
Clinical Data, Inc.~	354	0
Cubist Pharmaceuticals, Inc.~	1,200	0
Durata Therapeutics CVR Shares~	500	0
Furiex Pharmaceuticals Rights~	300	0
Leap Wireless CVR~	2,300	7,303

TOTAL RIGHTS (Cost $5,740)		7,303

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
0.000%, 12/08/16	$9	8,497
0.000%, 03/02/17	71	70,892

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,371)		79,389

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,458,585)	1,458,585	1,458,585

TOTAL INVESTMENTS — 102.0% (Cost $55,006,893)(a)		$70,968,183

Other Assets & Liabilities — (2.0)%		(1,370,587)

TOTAL NET ASSETS — 100.0%		$69,597,596

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

SMALL CAP INDEX FUND

~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $16,741.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $55,259,781. Net unrealized appreciation was $15,708,402. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,652,100 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,943,698.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	— %+	$23,576
Aerospace & Defense	1.4%	876,451
Agriculture	0.3%	220,602
Airlines	0.4%	261,976
Apparel	0.8%	512,543
Auto Manufacturers	0.1%	78,226
Auto Parts & Equipment	1.3%	822,166
Banks	10.2%	6,467,412
Beverages	0.2%	133,551
Biotechnology	4.1%	2,608,456
Building Materials	1.8%	1,138,154
Chemicals	2.5%	1,572,698
Coal	— %+	24,091
Commercial Services	5.4%	3,462,108
Computers	3.0%	1,932,106
Cosmetics & Personal Care	0.2%	142,415
Distribution & Wholesale	0.7%	438,431
Diversified Financial Services	2.6%	1,673,496
Electric	2.3%	1,490,244
Electrical Components & Equipment	1.2%	762,146
Electronics	2.5%	1,614,010
Energy-Alternate Sources	0.4%	258,903
Engineering & Construction	1.2%	739,227
Entertainment	0.8%	477,660
Environmental Control	0.6%	380,623
Food	1.8%	1,168,632
Forest Products & Paper	0.4%	277,156
Gas	1.3%	819,193
Hand & Machine Tools	0.3%	180,164
Healthcare Products	3.9%	2,466,551
Healthcare Services	1.8%	1,152,617
Holding Companies	0.2%	152,558
Home Builders	0.8%	491,216
Home Furnishings	0.6%	350,295
Hotels & Resorts	0.1%	52,912

Household Products & Wares	0.4%	$256,400
Housewares	— %+	16,972
Insurance	3.1%	1,999,847
Internet	2.3%	1,476,504
Investment Companies	0.1%	41,805
Iron & Steel	0.6%	367,332
Leisure Time	0.5%	336,121
Lodging	0.3%	198,421
Machinery - Construction & Mining	0.3%	204,784
Machinery - Diversified	0.8%	494,550
Media	1.6%	1,009,930
Metal Fabricate/Hardware	1.0%	616,736
Mining	0.8%	501,914
Miscellaneous Manufacturing	1.9%	1,190,909
Office & Business Equipment	— %+	12,000
Office Furnishings	0.4%	268,613
Oil & Gas	1.8%	1,166,135
Oil & Gas Services	0.9%	583,407
Packaging and Containers	0.2%	107,297
Pharmaceuticals	3.9%	2,454,041
Pipelines	0.2%	104,950
Publishing / Newspapers	0.2%	101,180
Real Estate	0.6%	412,599
Real Estate Investment Trusts	0.2%	154,822
Regional Malls	0.1%	94,088
Retail	5.3%	3,349,917
Savings & Loans	2.2%	1,367,796
Semiconductors	3.8%	2,408,545
Software	4.9%	3,111,217
Storage & Warehousing	0.1%	83,749
Telecommunications	3.6%	2,270,013
Textiles	0.3%	159,114
Toys, Games & Hobbies	—%	5,046
Transportation	1.8%	1,120,663
Trucking and Leasing	0.2%	118,776
Water	0.4%	243,375
	100.0%	$63,632,133

+ Unrounded.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$23,576	$23,576	$—	$—
Aerospace & Defense	876,451	876,451	—	—
Agriculture	220,602	220,602	—	—
Airlines	261,976	261,976	—	—
Apparel	512,543	512,543	—	—
Auto Manufacturers	78,226	78,226	—	—
Auto Parts & Equipment	822,166	822,166	—	—
Banks	6,467,412	6,467,412	—	—
Beverages	133,551	133,551	—	—
Biotechnology	2,608,456	2,608,456	—	—
Building Materials	1,138,154	1,138,154	—	—
Chemicals	1,572,698	1,572,698	—	—
Coal	24,091	24,091	—	—
Commercial Services	3,462,108	3,462,108	—	—
Computers	1,932,106	1,932,106	—	—
Cosmetics & Personal Care	142,415	142,415	—	—
Distribution & Wholesale	438,431	438,431	—	—
Diversified Financial Services	1,673,496	1,673,496	—	—
Electric	1,490,244	1,490,244	—	—
Electrical Components & Equipment	762,146	762,146	—	—
Electronics	1,614,010	1,614,010	—	—
Energy-Alternate Sources	258,903	258,903	—	—
Engineering & Construction	739,227	739,227	—	—
Entertainment	477,660	477,660	—	—
Environmental Control	380,623	380,623	—	—
Food	1,168,632	1,168,632	—	—
Forest Products & Paper	277,156	277,156	—	—
Gas	819,193	819,193	—	—
Hand & Machine Tools	180,164	180,164	—	—
Healthcare Products	2,466,551	2,466,551	—	—
Healthcare Services	1,152,617	1,152,617	—	—
Holding Companies	152,558	152,558	—	—
Home Builders	491,216	491,216	—	—
Home Furnishings	350,295	350,295	—	—
Hotels & Resorts	52,912	52,912	—	—
Household Products & Wares	256,400	256,400	—	—
Housewares	16,972	16,972	—	—
Insurance	1,999,847	1,999,847	—	—
Internet	1,476,504	1,476,504	—	—
Investment Companies	41,805	41,805	—	—
Iron & Steel	367,332	367,332	—	—
Leisure Time	336,121	336,121	—	—
Lodging	198,421	198,421	—	—
Machinery - Construction & Mining	204,784	204,784	—	—
Machinery - Diversified	494,550	494,550	—	—
Media	1,009,930	1,009,930	—	—
Metal Fabricate/Hardware	616,736	616,736	—	—
Mining	501,914	501,914	—	—
Miscellaneous Manufacturing	1,190,909	1,190,909	—	—
Office & Business Equipment	12,000	12,000	—	—
Office Furnishings	268,613	268,613	—	—

Oil & Gas	1,166,135	1,166,135	—	—
Oil & Gas Services	583,407	583,407	—	—
Packaging and Containers	107,297	107,297	—	—
Pharmaceuticals	2,454,041	2,447,803	6,238	—
Pipelines	104,950	104,950	—	—
Publishing / Newspapers	101,180	101,180	—	—
Real Estate	412,599	412,599	—	—
Real Estate Investment Trusts	154,822	154,822	—	—
Regional Malls	94,088	94,088	—	—
Retail	3,349,917	3,349,917	—	—
Savings & Loans	1,367,796	1,367,796	—	—
Semiconductors	2,408,545	2,408,545	—	—
Software	3,111,217	3,111,217	—	—
Storage & Warehousing	83,749	83,749	—	—
Telecommunications	2,270,013	2,270,013	—	—
Textiles	159,114	159,114	—	—
Toys, Games & Hobbies	5,046	5,046	—	—
Transportation	1,120,663	1,120,663	—	—
Trucking and Leasing	118,776	118,776	—	—
Water	243,375	243,375	—	—
REAL ESTATE INVESTMENT TRUSTS
Apartments	252,483	252,483	—	—
Building & Real Estate	727,731	727,731	—	—
Diversified	609,156	609,156	—	—
Diversified Financial Services	210,510	207,310	3,200	—
Forest Products & Paper	61,368	61,368	—	—
Healthcare	777,564	777,564	—	—
Hotels & Resorts	776,054	776,054	—	—
Industrial	523,776	523,776	—	—
Mixed Industrial/Office	329,600	329,600	—	—
Office Property	645,675	645,675	—	—
Real Estate	66,792	66,792	—	—
Real Estate Investment Trusts	30,880	30,880	—	—
Regional Malls	181,412	181,412	—	—
Storage & Warehousing	29,316	29,316	—	—
Strip Centers	568,456	568,456	—	—
U.S. TREASURY OBLIGATIONS	79,389	—	79,389	—
RIGHTS	7,303	—	7,303	—
SHORT-TERM INVESTMENTS	1,458,585	1,458,585	—	—
TOTAL INVESTMENTS	$70,968,183	$70,872,053	$96,130	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Fund did not have any significant transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 100.8%
Australia — 7.4%
AGL Energy Ltd.	5,276	$76,924
Alumina Ltd.	25,717	28,736
Amcor Ltd.	9,071	105,179
AMP Ltd.	24,438	98,755
APA Group	8,753	57,076
Aristocrat Leisure Ltd.	4,196	50,772
ASX Ltd.	1,401	51,640
Aurizon Holdings Ltd.	15,495	55,738
Ausnet Services	18,561	23,297
Australia & New Zealand Banking Group Ltd.	24,128	510,226
Bank of Queensland Ltd.	3,114	27,098
Bendigo & Adelaide Bank Ltd.	3,810	31,405
BHP Billiton Ltd.	26,612	455,825
Boral Ltd.	4,756	24,570
Brambles Ltd.	13,433	123,166
Caltex Australia Ltd.	2,100	55,048
Challenger Ltd/Australia	4,465	34,754
CIMIC Group Ltd.	829	18,235
Coca-Cola Amatil Ltd.	4,963	38,934
Cochlear Ltd.	521	56,219
Commonwealth Bank of Australia	14,052	778,641
Computershare Ltd.	3,381	26,705
Crown Resorts Ltd.	2,801	28,105
CSL Ltd.	3,843	314,713
Dexus Property Group	8,629	60,429
Domino’s Pizza Enterprises Ltd.	473	25,457
DUET Group	18,193	34,949
Flight Centre Travel Group Ltd.	439	12,223
Fortescue Metals Group Ltd.	13,816	52,342
Goodman Group	15,448	86,072
Harvey Norman Holdings Ltd.	3,235	12,875
Healthscope Ltd.	13,599	31,953
Incitec Pivot Ltd.	13,612	29,379
Insurance Australia Group Ltd.	19,230	80,506
Lend Lease Group	4,333	46,560
Macquarie Group Ltd.	2,598	162,928
Medibank Pvt. Ltd.	21,209	40,256
Mirvac Group	26,971	46,239
National Australia Bank Ltd.	21,827	465,577
Newcrest Mining Ltd.	6,279	106,637
Oil Search Ltd.	10,741	58,284
Orica Ltd.	2,861	33,283
Origin Energy Ltd.	14,077	58,394
Platinum Asset Management Ltd.	1,805	6,949
Qantas Airways Ltd.	2,415	5,767
QBE Insurance Group Ltd.	10,872	77,301
Ramsay Health Care Ltd.	1,247	75,512
REA Group Ltd.	400	17,282
Rio Tinto Ltd.	3,611	142,634
Santos Ltd.	12,884	35,597
Scentre Group	44,852	161,339
Seek Ltd.	2,700	32,154
Sonic Healthcare Ltd.	3,512	59,161
South32 Ltd.	16,770	31,735
South32 Ltd.	24,967	46,052

	Number of Shares	Value†

Australia — (continued)
Stockland	19,302	$70,319
Suncorp Group Ltd.	11,050	102,416
Sydney Airport	9,694	51,713
Tabcorp Holdings Ltd.	7,043	26,844
Tatts Group Ltd.	13,129	36,676
Telstra Corp. Ltd.	33,844	134,175
The GPT Group	15,260	59,097
The GPT Group, In Specie*~	16,419	0
TPG Telecom Ltd.	2,224	14,672
Transurban Group	17,184	149,536
Treasury Wine Estates Ltd.	5,948	50,257
Vicinity Centres	29,456	71,465
Vocus Communications Ltd.	4,004	19,090
Wesfarmers Ltd.	9,371	316,290
Westfield Corp.	15,906	118,450
Westpac Banking Corp.	27,501	621,124
Woodside Petroleum Ltd.	6,074	133,047
Woolworths Ltd.	10,150	180,769

		7,363,527

Austria — 0.2%
Andritz AG	668	36,361
Erste Group Bank AG	2,497	73,954
Immoeast AG~	2,678	0
OMV AG	1,135	32,666
Raiffeisen Bank International AG*	750	11,420
Voestalpine AG	1,009	34,911

		189,312

Belgium — 1.4%
Ageas	1,453	52,991
Anheuser-Busch InBev N.V.	6,613	866,192
Belgacom S.A.	1,133	33,836
Colruyt S.A.	647	35,875
Groupe Bruxelles Lambert S.A.	667	59,133
KBC Groep N.V.*	2,043	118,928
Solvay S.A.	600	69,390
Telenet Group Holding N.V.*	377	19,663
UCB S.A.	1,013	78,326
Umicore S.A.	738	46,285

		1,380,619

China — 0.1%
Sands China Ltd.	19,200	83,296
Yangzijiang Shipbuilding Holdings Ltd.	19,000	10,450

		93,746

Denmark — 1.8%
A.P. Moller - Maersk A/S, B Shares	55	80,659
A.P. Moller - Maersk A/S, A Shares	31	43,498
Carlsberg A/S, B Shares	840	80,098
Chr Hansen Holding AS	775	46,070
Coloplast A/S, B Shares	905	70,184
Danske Bank A/S	5,957	173,823
DSV A/S	1,517	75,531
Genmab AS*	490	83,541
ISS A/S	1,307	54,249
Novo Nordisk A/S, B Shares	15,611	648,662
Novozymes A/S, B Shares	1,916	84,267

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Pandora A/S	986	$119,161
TDC A/S*	6,200	36,463
Tryg A/S	965	19,364
Vestas Wind Systems A/S	1,794	147,653
William Demant Holding A/S*	690	14,086

		1,777,309

Finland — 1.0%
Elisa OYJ	1,000	36,880
Fortum OYJ	3,489	56,361
Kone OYJ, B Shares	2,641	134,009
Metso OYJ	661	19,284
Neste OYJ	1,183	50,420
Nokia OYJ	48,031	278,412
Nokian Renkaat OYJ	765	27,886
Orion OYJ, B Shares	750	29,564
Sampo OYJ, A Shares	3,551	157,966
Stora Enso OYJ, R Shares	4,323	38,389
UPM-Kymmene OYJ	4,158	87,813
Wartsila OYJ Abp	1,184	53,295

		970,279

France — 9.4%
Accor S.A.	1,361	53,985
Aeroports de Paris	215	21,322
Air Liquide S.A.	2,861	306,769
Air Liquide S.A.~	357	38,279
Alstom S.E.*	1,018	26,926
Arkema S.A.	594	54,983
AtoS S.A.	702	75,642
AXA S.A.	16,118	342,932
BNP Paribas S.A.	8,773	451,072
Bollore S.A.	6,919	24,056
Bouygues S.A.	1,571	52,053
Bureau Veritas S.A.	2,393	51,331
Cap Gemini S.A.	1,393	136,422
Carrefour S.A.	4,457	115,482
Casino Guichard Perrachon S.A.	468	22,764
Christian Dior S.E.	408	73,126
CNP Assurances	1,617	27,165
Compagnie de Saint-Gobain	4,041	174,634
Compagnie Generale des Establissements Michelin, B Shares	1,486	164,360
Credit Agricole S.A.	8,537	84,182
Danone S.A.	4,889	362,752
Dassault Systemes S.A.	988	85,716
Edenred	1,755	41,037
Eiffage S.A.	442	34,340
Electricite de France S.A.	2,020	24,575
Essilor International S.A.	1,632	210,465
Eurazeo S.A.	360	20,884
Eutelsat Communications S.A.	1,342	27,784
Fonciere Des Regions	278	25,908
GDF Suez	12,247	189,719
Gecina S.A.	313	49,278
Groupe Eurotunnel S.E.	3,742	40,506
Hermes International	218	88,712
ICADE	313	24,412

	Number of Shares	Value†

France — (continued)
Iliad S.A.	205	$43,018
Imerys S.A.	213	15,383
Ingenico Group S.A.	436	38,090
JCDecaux S.A.	510	16,488
Kering	649	130,902
Klepierre	1,908	87,449
L’Oreal S.A.	2,097	395,989
Lagardere S.C.A.	948	24,137
Legrand S.A.	2,075	122,329
LVMH Moet Hennessy Louis Vuitton S.E.	2,312	394,255
Natixis	7,282	33,940
Numericable-SFR	671	19,756
Orange S.A.	16,542	258,855
Pernod Ricard S.A.	1,689	199,886
Peugeot S.A.*	3,574	54,582
Publicis Groupe S.A.	1,489	112,605
Remy Cointreau S.A.	156	13,278
Renault S.A.	1,493	122,668
Rexel S.A.	1,960	30,043
Safran S.A.	2,629	189,011
Sanofi S.A.	9,456	718,503
Schneider Electric S.E.	4,647	323,968
SCOR S.E.	1,118	34,751
Societe BIC S.A.	246	36,381
Societe Generale S.A.	6,417	221,880
Sodexo S.A.	765	91,093
Suez Environment Co.	2,507	41,385
Technip S.A.	909	55,825
Thales S.A.	920	84,736
TOTAL S.A.	18,163	860,416
Unibail-Rodamco S.E.	825	222,424
Valeo SA	2,057	119,997
Veolia Environment S.A.	3,504	80,693
Vinci S.A.	4,165	318,718
Vivendi S.A.	9,768	196,964
Wendel S.A.	253	29,544
Zodiac Aerospace	1,724	41,977

		9,305,492

Germany — 8.6%
adidas AG	1,574	273,181
Allianz S.E.	3,771	559,599
Axel Springer S.E.	327	16,743
BASF S.E.	7,575	647,652
Bayer AG	6,811	684,245
Bayerische Motoren Werke AG	2,773	233,038
Beiersdorf AG	792	74,690
Brenntag AG	1,140	62,245
Commerzbank AG	8,718	56,195
Continental AG	878	184,587
Covestro AG144A @	547	32,340
Daimler AG	7,955	560,395
Deutsche Annington Immobilien S.E.	3,943	149,293
Deutsche Bank AG*	10,968	142,554
Deutsche Boerse AG*	1,516	122,872
Deutsche Lufthansa AG	1,991	22,154
Deutsche Post AG	8,106	253,327

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Deutsche Telekom AG	26,656	$446,767
Deutsche Wohnen AG	2,580	93,773
E.ON S.E.	16,007	113,535
Evonik Industries AG	1,096	37,053
Fraport AG Frankfurt Airport Services Worldwide	272	14,876
Fresenius Medical Care AG & Co. KGaA	1,846	161,252
Fresenius S.E. & Co. KGaA	3,413	272,253
GEA Group AG	1,522	84,479
Hannover Rueck S.E.	474	50,766
HeidelbergCement AG	1,217	114,961
Henkel AG & Co. KGaA	823	95,780
Hochtief AG	160	22,566
Hugo Boss AG	567	31,353
Infineon Technologies AG	9,582	170,932
K+S AG	1,330	25,227
LANXESS AG	691	42,926
Linde AG	1,553	263,954
MAN S.E.	297	31,308
Merck KGaA	1,016	109,465
Metro AG	1,566	46,601
Muenchener Ruckversicherungs AG	1,315	245,217
OSRAM Licht AG	667	39,157
ProSiebenSat.1 Media AG	1,773	75,924
RWE AG*	3,801	65,479
SAP S.E.	8,102	736,487
Siemens AG	6,304	737,906
Symrise AG	1,079	79,065
Telefonica Deutschland Holding AG	4,698	18,899
ThyssenKrupp AG	2,865	68,295
TUI AG	3,650	51,898
Uniper S.E.*	1,601	19,609
United Internet AG	908	40,173
Volkswagen AG	247	35,835
Zalando SE*144A @	677	28,253

		8,547,134

Hong Kong — 3.3%
AIA Group Ltd.	99,400	660,625
ASM Pacific Technology Ltd.	1,700	14,005
Bank of East Asia Ltd.	8,088	32,795
BOC Hong Kong Holdings Ltd.	32,000	108,091
Cathay Pacific Airways Ltd.	10,000	13,924
Cheung Kong Infrastructure Holdings Ltd.	5,000	42,997
Cheung Kong Property Holdings Ltd.	21,170	154,482
CK Hutchison Holdings Ltd.	22,628	287,649
CLP Holdings Ltd.	14,000	144,668
First Pacific Co., Ltd.	15,750	11,209
Galaxy Entertainment Group Ltd.	18,000	67,763
Hang Lung Properties Ltd.	19,000	42,721
Hang Seng Bank Ltd.	6,500	116,065
Henderson Land Development Co., Ltd.	8,935	52,990
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	20,358
HKT Trust & HKT Ltd.	21,240	29,903
Hong Kong & China Gas Co., Ltd.	59,464	112,237
Hong Kong Exchanges & Clearing Ltd.	9,754	256,287

	Number of Shares	Value†

Hong Kong — (continued)
Hysan Development Co., Ltd.	6,140	$28,775
Kerry Properties Ltd.	3,509	11,491
Li & Fung Ltd.	50,000	25,592
Link REIT	18,176	133,571
Melco Crown Entertainment Ltd. ADR	1,467	23,633
MGM China Holdings Ltd.	8,400	14,577
MTR Corp., Ltd.	11,599	63,854
New World Development Co., Ltd.	49,698	64,586
Noble Group Ltd.*	38,270	4,266
NWS Holdings Ltd.	13,307	22,200
PCCW Ltd.	33,068	20,293
Power Assets Holdings Ltd.	12,000	116,962
Shangri-La Asia Ltd.	6,666	7,305
Sino Land Co., Ltd.	21,298	37,673
SJM Holdings Ltd.	17,000	12,493
Sun Hung Kai Properties Ltd.	12,161	183,597
Swire Pacific Ltd., A Shares	5,000	53,859
Swire Properties Ltd.	9,336	27,323
Techtronic Industries Co.	11,000	42,971
The Wharf Holdings Ltd.	11,000	80,056
WH Group Ltd.144A @	45,343	36,478
Wheelock & Co., Ltd.	7,000	41,289
Yue Yuen Industrial Holdings Ltd.	7,000	28,879

		3,250,492

Ireland — 1.2%
Anglo Irish Bank Corp. PLC*~	3,146	0
Bank of Ireland*	220,348	46,040
CRH PLC	6,548	218,943
DCC PLC	683	62,190
Experian PLC	8,103	162,161
James Hardie Industries PLC	3,958	61,554
Kerry Group PLC, A Shares	1,349	112,383
Paddy Power Betfair PLC	632	71,493
Ryanair Holdings PLC ADR	257	19,283
Shire PLC	7,415	480,353

		1,234,400

Israel — 0.7%
Azrieli Group	283	12,426
Bank Hapoalim BM	8,292	47,055
Bank Leumi Le-Israel BM*	11,337	43,122
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	28,324
Check Point Software Technologies Ltd.*	1,012	78,541
Israel Chemicals Ltd.	3,410	13,289
Mizrahi Tefahot Bank Ltd.	783	9,959
Mobileye NV*	1,353	57,597
NICE Systems Ltd.	400	26,789
Taro Pharmaceutical Industries Ltd.*	116	12,819
Teva Pharmaceutical Industries Ltd.	7,614	365,620

		695,541

Italy — 1.8%
Assicurazioni Generali SpA	9,446	115,238
Atlantia SpA	3,570	90,594
Enel SpA	63,445	282,805
Eni SpA	21,103	303,913

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Exor SpA	848	$34,341
Ferrari NV	1,122	58,269
Finmeccanica SpA*	3,179	36,033
Intesa Sanpaolo SpA	106,300	235,721
Intesa Sanpaolo SpA, RSP	8,795	18,416
Luxottica Group SpA	1,314	62,763
Mediobanca SpA	4,539	29,523
Poste Italiane Spa144A @	4,029	27,631
Prysmian SpA	1,389	36,387
Saipem SpA*	46,345	19,612
Snam SpA	20,845	115,583
Telecom Italia SpA*	78,086	64,824
Telecom Italia SpA, RSP	52,300	35,486
Terna Rete Elettrica Nasionale SpA	11,628	59,930
UniCredit SpA	39,577	92,119
Unione di Banche Italiane SCpA	7,359	16,947
Unipolsai SPA	8,602	13,992

		1,750,127

Japan — 24.0%
ABC-Mart, Inc.	200	13,530
Acom Co., Ltd.*	3,200	14,926
Aeon Co., Ltd.	5,700	83,697
AEON Financial Service Co., Ltd.	700	12,115
Aeon Mall Co., Ltd.	710	11,119
Air Water, Inc.	1,000	18,697
Aisin Seiki Co., Ltd.	1,400	63,439
Ajinomoto Co., Inc.	4,700	103,937
Alfresa Holdings Corp.	1,600	33,560
Alps Electric Co., Ltd.	1,400	33,134
Amada Holdings Co., Ltd.	3,000	30,886
ANA Holdings, Ltd.	11,000	29,690
Aozora Bank Ltd.	10,000	34,219
Asahi Glass Co., Ltd.	7,000	44,870
Asahi Group Holdings Ltd.	3,200	115,687
Asahi Kasei Corp.	11,000	86,868
Asics Corp.	1,000	19,950
Astellas Pharma, Inc.	17,600	273,099
Bandai Namco Holdings, Inc.	1,500	45,486
Benesse Holdings, Inc.	700	17,768
Bridgestone Corp.	5,200	190,042
Brother Industries Ltd.	1,500	26,049
Calbee, Inc.	800	30,097
Canon, Inc.	8,900	256,586
Casio Computer Co., Ltd.	1,500	20,753
Central Japan Railway Co.	1,200	203,659
Chubu Electric Power Co., Inc.	5,100	73,730
Chugai Pharmaceutical Co., Ltd.	1,800	64,523
Concordia Financial Group Ltd.	8,000	34,531
Credit Saison Co., Ltd.	1,000	16,459
Cyberdyne, Inc.*	1,000	15,532
Dai Nippon Printing Co., Ltd.	4,000	38,894
Daicel Corp.	2,000	24,989
Daiichi Sankyo Co., Ltd.	4,800	114,314
Daikin Industries Ltd.	2,000	184,429
Daito Trust Construction Co., Ltd.	600	95,705
Daiwa House Industry Co., Ltd.	4,500	122,279

	Number of Shares	Value†

Japan — (continued)
Daiwa House REIT Investment Corp.	11	$32,293
Daiwa Securities Group, Inc.	13,000	72,355
Denso Corp.	3,900	153,839
Dentsu, Inc.	1,800	90,706
Don Quijote Holdings Co., Ltd.	800	29,072
East Japan Railway Co.	2,800	250,717
Eisai Co., Ltd.	2,000	123,998
Electric Power Development Co., Ltd.	1,000	23,845
FamilyMart Co., Ltd.	700	46,526
FANUC Corp.	1,600	268,389
Fast Retailing Co., Ltd.	400	127,370
Fuji Electric Co., Ltd.	4,000	18,145
Fuji Heavy Industries Ltd.	4,900	181,446
FUJIFILM Holdings Corp.	3,700	135,660
Fujitsu Ltd.	15,000	79,878
Fukuoka Financial Group, Inc.	6,000	24,673
GungHo Online Entertainment, Inc.	3,000	7,307
Hakuhodo DY Holdings, Inc.	1,500	17,425
Hamamatsu Photonics K.K.	1,000	30,423
Hankyu Hanshin Holdings, Inc.	2,200	75,282
Hikari Tsushin, Inc.	200	18,461
Hino Motors Ltd.	2,000	21,123
Hirose Electric Co., Ltd.	210	27,336
Hisamitsu Pharmaceutical Co., Inc.	400	21,419
Hitachi Chemical Co., Ltd.	1,000	22,741
Hitachi Construction Machinery Co., Ltd.	1,000	19,713
Hitachi High-Technologies Corp.	500	19,797
Hitachi Ltd.	38,000	175,601
Hitachi Metals Ltd.	2,000	24,299
Hokuriku Electric Power Co.	1,200	14,520
Honda Motor Co., Ltd.	13,500	384,412
Hongkong Land Holdings Ltd.	9,000	63,900
Hoshizaki Electric Co., Ltd.	500	45,264
Hoya Corp.	3,300	131,408
Hulic Co., Ltd.	2,500	25,270
Idemitsu Kosan Co., Ltd.	900	18,461
IHI Corp.	12,000	34,318
Iida Group Holdings Co., Ltd.	1,000	19,960
Inpex Corp.	7,200	64,555
Isetan Mitsukoshi Holdings Ltd.	2,500	24,382
Isuzu Motors Ltd.	4,500	52,342
ITOCHU Corp.	12,000	149,342
J. Front Retailing Co., Ltd.	2,000	25,936
Japan Airlines Co., Ltd.	1,000	29,180
Japan Airport Terminal Co., Ltd.	300	11,346
Japan Exchange Group, Inc.	4,000	61,733
Japan Post Bank Co., Ltd.	3,000	35,353
Japan Post Holdings Co., Ltd.	4,000	49,820
Japan Prime Realty Investment Corp.	8	36,053
Japan Real Estate Investment Corp.	10	59,662
Japan Retail Fund Investment Corp.	20	49,327
Japan Tobacco, Inc.	9,100	369,636
JFE Holdings, Inc.	4,600	66,275
JGC Corp.	2,000	34,416
JSR Corp.	1,100	17,128
JTEKT Corp.	1,500	22,218

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
JX Holdings, Inc.	17,690	$71,018
Kajima Corp.	7,000	48,597
Kakaku.Com, Inc.	1,100	19,775
Kamigumi Co., Ltd.	2,000	17,317
Kaneka Corp.	2,000	15,680
Kansai Paint Co., Ltd.	2,000	43,450
Kao Corp.	4,200	235,710
Kawasaki Heavy Industries Ltd.	10,000	30,570
KDDI Corp.	15,000	460,776
Keihan Electric Railway Co., Ltd.	5,000	34,762
Keikyu Corp.	4,000	41,497
Keio Corp.	5,000	43,390
Keisei Electric Railway Co., Ltd.	1,000	24,782
Keyence Corp.	341	247,028
Kikkoman Corp.	1,000	31,754
Kintetsu Group Holdings Co., Ltd.	16,000	66,742
Kirin Holdings Co., Ltd.	6,800	112,087
Kobe Steel Ltd.*	2,600	23,255
Koito Manufacturing Co., Ltd.	1,000	48,124
Komatsu Ltd.	7,300	165,214
Konami Corp.	600	23,046
Konica Minolta, Inc.	4,000	33,529
Kose Corp.	200	20,275
Kubota Corp.	8,200	122,387
Kuraray Co., Ltd.	2,400	35,288
Kurita Water Industries Ltd.	800	18,855
Kyocera Corp.	2,600	123,661
Kyowa Hakko Kirin Co., Ltd.	2,000	31,281
Kyushu Electric Power Co., Inc.	2,900	27,054
Kyushu Financial Group Inc.	3,000	20,236
Lawson, Inc.	500	39,298
LIXIL Group Corp.	2,300	48,924
M3, Inc.	1,700	57,670
Mabuchi Motor Co., Ltd.	400	21,853
Makita Corp.	1,000	70,608
Marubeni Corp.	13,000	66,087
Marui Group Co., Ltd.	1,500	19,644
Maruichi Steel Tube Ltd.	300	10,295
Mazda Motor Corp.	5,000	75,514
McDonald’s Holdings Co., Japan Ltd.	700	20,571
Mebuki Financial Group Inc.	7,020	24,922
Medipal Holdings Corp.	1,700	29,220
MEIJI Holdings Co., Ltd.	900	88,664
Minebea Co., Ltd.	3,000	27,928
Miraca Holdings, Inc.	400	19,762
Mitsubishi Chemical Holdings Corp.	12,100	74,959
Mitsubishi Corp.	12,600	283,921
Mitsubishi Electric Corp.	16,000	202,357
Mitsubishi Estate Co., Ltd.	10,000	186,184
Mitsubishi Gas Chemical Co., Inc.	1,500	21,316
Mitsubishi Heavy Industries Ltd.	27,000	111,589
Mitsubishi Logistics Corp.	1,000	14,309
Mitsubishi Materials Corp.	700	18,914
Mitsubishi Motors Corp.	5,200	24,050
Mitsubishi Tanabe Pharma Corp.	1,900	40,378
Mitsubishi UFJ Financial Group, Inc.	105,400	524,999

	Number of Shares	Value†

Japan — (continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	$20,867
Mitsui & Co., Ltd.	14,400	197,458
Mitsui Chemicals, Inc.	9,000	42,335
Mitsui Fudosan Co., Ltd.	7,000	147,414
Mitsui OSK Lines Ltd.	10,000	22,977
Mixi, Inc.	500	17,923
Mizuho Financial Group, Inc.	196,680	327,008
MS&AD Insurance Group Holdings, Inc.	4,090	112,510
Murata Manufacturing Co., Ltd.	1,600	205,591
Nabtesco Corp.	700	19,639
Nagoya Railroad Co., Ltd.	7,000	37,898
NEC Corp.	21,000	53,636
Nexon Co., Ltd.	1,100	17,085
NGK Insulators Ltd.	2,000	41,004
NGK Spark Plug Co., Ltd.	1,400	24,395
NH Foods Ltd.	1,000	24,022
NHK Spring Co., Ltd.	1,200	11,514
Nidec Corp.	2,000	182,673
Nikon Corp.	2,900	43,012
Nintendo Co., Ltd.	900	236,127
Nippon Building Fund, Inc.	12	75,854
Nippon Electric Glass Co., Ltd.	2,000	10,256
Nippon Express Co., Ltd.	6,000	27,809
Nippon Paint Holdings Co., Ltd.	1,500	49,554
Nippon Prologis REIT, Inc.	15	37,868
Nippon Steel & Sumitomo Metal Corp.	6,817	138,249
Nippon Telegraph & Telephone Corp.	5,800	263,904
Nippon Yusen K.K.	13,000	24,101
Nissan Motor Co., Ltd.	20,900	202,539
Nisshin Seifun Group, Inc.	1,815	27,456
Nissin Foods Holdings Co., Ltd.	500	30,225
Nitori Holdings Co., Ltd.	600	71,298
Nitto Denko Corp.	1,400	89,822
NOK Corp.	1,000	21,606
Nomura Holdings, Inc.	28,500	125,377
Nomura Real Estate Holdings, Inc.	1,000	16,725
Nomura Real Estate Master Fund, Inc.	28	46,664
Nomura Research Institute Ltd.	1,100	37,641
NSK Ltd.	4,000	40,471
NTT Data Corp.	1,000	49,603
NTT DOCOMO, Inc.	11,300	285,495
NTT Urban Development Corp.	1,000	9,595
Obayashi Corp.	5,000	49,159
Obic Co. Ltd.	500	26,379
Odakyu Electric Railway Co., Ltd.	2,500	55,224
Oji Holdings Corp.	6,000	23,549
Olympus Corp.	2,200	75,933
Omron Corp.	1,600	56,881
Ono Pharmaceutical Co., Ltd.	3,500	96,867
Oracle Corp. Japan	200	11,222
Oriental Land Co., Ltd.	1,900	114,931
ORIX Corp.	10,600	154,445
Osaka Gas Co., Ltd.	16,000	66,600
Otsuka Corp.	300	14,127
Otsuka Holdings Co., Ltd.	3,300	149,339
Panasonic Corp.	17,500	172,920

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Park24 Co., Ltd.	800	$25,876
Pola Orbis Holdings, Inc.	200	17,770
Rakuten, Inc.	7,300	94,377
Recruit Holdings Co., Ltd.	2,300	93,220
Resona Holdings, Inc.	17,800	74,128
Ricoh Co., Ltd.	5,000	44,870
Rinnai Corp.	300	27,661
Rohm Co., Ltd.	800	41,655
Ryohin Keikaku Co. Ltd.	200	40,097
Sankyo Co., Ltd.	400	13,569
Santen Pharmaceutical Co., Ltd.	3,000	43,874
SBI Holdings, Inc.	1,710	20,168
Secom Co., Ltd.	1,700	125,868
Sega Sammy Holdings, Inc.	1,200	16,981
Seibu Holdings, Inc.	1,000	16,390
Seiko Epson Corp.	2,200	41,915
Sekisui Chemical Co., Ltd.	3,000	42,749
Sekisui House Ltd.	4,600	77,616
Seven & I Holdings Co., Ltd.	6,300	295,539
Seven Bank Ltd.	5,300	16,830
Sharp Corp/Japan*	12,000	15,976
Shikoku Electric Power Co., Inc.*	1,300	12,756
Shimadzu Corp.	2,000	30,196
Shimamura Co., Ltd.	200	24,180
Shimano, Inc.	600	88,280
Shimizu Corp.	5,000	44,377
Shin-Etsu Chemical Co., Ltd.	3,300	227,865
Shinsei Bank Ltd.	14,000	20,985
Shionogi & Co., Ltd.	2,500	127,015
Shiseido Co., Ltd.	3,300	86,710
Showa Shell Sekiyu K.K.	1,000	9,220
SMC Corp.	500	142,449
SoftBank Corp.	7,900	508,099
Sohgo Security Services Co., Ltd.	500	26,626
Sompo Japan Nipponkoa Holdings, Inc.	3,025	88,463
Sony Corp.	10,500	340,974
Sony Financial Holdings, Inc.	1,200	16,342
Stanley Electric Co., Ltd.	1,300	34,703
Start Today Co., Ltd.	1,500	25,590
Sumitomo Chemical Co., Ltd.	12,000	52,660
Sumitomo Corp.	10,200	112,959
Sumitomo Dainippon Pharma Co., Ltd.	1,400	26,880
Sumitomo Electric Industries Ltd.	5,900	82,386
Sumitomo Heavy Industries Ltd.	5,000	24,358
Sumitomo Metal Mining Co., Ltd.	4,000	54,692
Sumitomo Mitsui Financial Group, Inc.	11,200	373,315
Sumitomo Mitsui Trust Holdings, Inc.	2,543	82,004
Sumitomo Realty & Development Co., Ltd.	3,000	76,845
Sumitomo Rubber Industries Ltd.	1,200	17,964
Sundrug Co., Ltd.	300	24,999
Suntory Beverage & Food Ltd.	1,000	42,897
Suruga Bank Ltd.	1,600	38,010
Suzuken Co., Ltd.	440	14,406
Suzuki Motor Corp.	2,800	92,777
Sysmex Corp.	1,200	88,043
T&D Holdings, Inc.	4,300	47,896

	Number of Shares	Value†

Japan — (continued)
Taiheiyo Cement Corp.	8,000	$22,800
Taisei Corp.	8,000	59,563
Taisho Pharmaceutical Holdings Co., Ltd.	300	30,531
Taiyo Nippon Sanso Corp.	1,000	10,315
Takashimaya Co., Ltd.	2,000	16,291
Takeda Pharmaceutical Co., Ltd.	5,900	280,614
TDK Corp.	900	59,465
Teijin Ltd.	1,200	23,052
Terumo Corp.	2,900	110,532
The Bank of Kyoto Ltd.	3,000	21,715
The Chiba Bank Ltd.	5,000	28,105
The Chugoku Bank Ltd.	1,000	12,080
The Chugoku Electric Power Co., Inc.	2,100	26,238
The Dai-ichi Life Insurance Co., Ltd.	8,500	114,962
The Hachijuni Bank Ltd.	4,000	20,630
The Hiroshima Bank Ltd.	4,000	16,409
The Iyo Bank Ltd.	2,000	11,992
The Kansai Electric Power Co., Inc.*	5,900	53,249
The Shizuoka Bank Ltd.	4,000	31,714
The Yokohama Rubber Co., Ltd.	1,000	15,818
THK Co., Ltd.	1,000	19,447
Tobu Railway Co., Ltd.	9,000	45,530
Toho Co., Ltd.	900	29,644
Toho Gas Co., Ltd.	3,000	27,898
Tohoku Electric Power Co., Inc.	4,100	53,168
Tokio Marine Holdings, Inc.	5,400	204,167
Tokyo Electric Power Co., Inc.*	12,200	52,335
Tokyo Electron Ltd.	1,300	113,802
Tokyo Gas Co., Ltd.	17,000	75,038
Tokyo Tatemono Co., Ltd.	1,500	17,854
Tokyu Corp.	8,000	60,589
Tokyu Fudosan Holdings Corp.	4,000	21,498
TonenGeneral Sekiyu K.K.	2,000	20,117
Toppan Printing Co., Ltd.	4,000	35,817
Toray Industries, Inc.	13,000	125,507
Toshiba Corp.*	32,000	105,715
TOTO Ltd.	1,000	37,424
Toyo Seikan Group Holdings Ltd.	1,000	17,474
Toyo Suisan Kaisha Ltd.	600	25,265
Toyoda Gosei Co., Ltd.	400	9,203
Toyota Industries Corp.	1,200	55,027
Toyota Motor Corp.	21,868	1,246,242
Toyota Tsusho Corp.	1,800	41,377
Trend Micro, Inc.	800	27,691
Tsuruha Holdings, Inc.	300	34,436
Unicharm Corp.	3,000	77,171
United Urban Investment Corp.	27	49,125
USS Co., Ltd.	1,500	25,117
West Japan Railway Co.	1,300	79,970
Yahoo Japan Corp.	10,400	41,229
Yakult Honsha Co., Ltd.	700	31,340
Yamada Denki Co., Ltd.	5,300	26,133
Yamaguchi Financial Group, Inc.	2,000	21,163
Yamaha Corp.	1,200	38,460
Yamaha Motor Co., Ltd.	1,900	37,848
Yamato Holdings Co., Ltd.	2,800	64,709

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yamazaki Baking Co., Ltd.	1,000	$24,407
Yaskawa Electric Corp.	2,000	29,545
Yokogawa Electric Corp.	2,000	26,330

		23,867,093

Jersey — 0.1%
Randgold Resources Ltd.	746	75,275

Luxembourg — 0.3%
ArcelorMittal*	14,042	85,938
Millicom International Cellular S.A.	489	25,365
RTL Group S.A.	294	24,417
SES S.A.	3,201	78,516
Tenaris S.A.	3,987	56,791

		271,027

Macau — 0.0%
Wynn Macau Ltd.	12,400	20,527

Netherlands — 5.5%
ABN AMRO Group N.V.144A @	1,844	38,156
Aegon N.V.	14,584	55,882
AerCap Holdings N.V.*	1,313	50,537
Airbus Group N.V.	4,901	296,420
Akzo Nobel N.V.	2,024	137,080
Altice N.V. Class A*	2,890	51,847
Altice N.V. Class B*	694	12,497
ASML Holding N.V.	3,061	335,916
CNH Industrial N.V.	8,978	64,245
Gemalto N.V.	668	42,833
Heineken Holdings N.V.	883	70,803
Heineken N.V.	1,936	170,310
ING Groep N.V.	32,119	396,531
Koninklijke Ahold Delhaize N.V.	10,420	237,502
Koninklijke Boskalis Westminster N.V.	686	24,433
Koninklijke DSM N.V.	1,494	100,966
Koninklijke KPN N.V.	29,264	97,142
Koninklijke Philips N.V.	7,511	222,582
Koninklijke Vopak N.V.	584	30,650
NN Group N.V.	2,599	79,851
NXP Semiconductors N.V.*	2,466	251,557
OCI N.V.*	783	11,553
QIAGEN N.V.*	1,520	41,842
Randstad Holding N.V.	923	42,045
Reed Elsevier N.V.	7,963	143,080
Royal Dutch Shell PLC, A Shares	35,828	888,827
Royal Dutch Shell PLC, B Shares	30,807	797,407
Unilever N.V.	13,426	619,500
Wolters Kluwer N.V.	2,587	110,709

		5,422,703

New Zealand — 0.2%
Auckland International Airport Ltd.	7,482	40,043
Contact Energy Ltd.	7,262	26,651
Fletcher Building Ltd.	4,795	37,464
Meridian Energy Ltd.	7,526	14,248
Mighty River Power Ltd.	4,163	9,230
Ryman Healthcare Ltd.	2,831	19,851

	Number of Shares	Value†

New Zealand — (continued)
Spark New Zealand Ltd.	16,634	$43,725

		191,212

Norway — 0.6%
DNB ASA	7,620	99,794
Gjensidige Forsikring ASA	1,418	26,463
Marine Harvest ASA	2,950	52,804
Norsk Hydro ASA	10,203	43,966
Orkla ASA	6,430	66,435
Schibsted ASA	593	17,409
Schibsted ASA	698	18,693
Statoil ASA	9,068	151,878
Telenor ASA	6,070	104,095
Yara International ASA	1,614	53,621

		635,158

Portugal — 0.1%
Banco Espirito Santo S.A.*~	27,017	0
EDP - Energias de Portugal S.A.	16,826	56,497
Galp Energia SGPS, S.A.	3,568	48,759
Jeronimo Martins SGPS, S.A.	2,107	36,533

		141,789

Singapore — 1.4%
Ascendas Real Estate Investment Trust	15,562	28,757
CapitaLand Commercial Trust Ltd.	16,000	18,655
CapitaLand Ltd.	23,000	53,971
CapitaLand Mall Trust	21,700	34,530
City Developments Ltd.	3,000	19,953
ComfortDelGro Corp. Ltd.	20,000	41,211
DBS Group Holdings Ltd.	15,005	169,338
Genting Singapore PLC	54,000	29,699
Global Logistic Properties Ltd.	26,000	35,653
Golden Agri-Resources Ltd.	65,000	16,921
Hutchison Port Holdings Trust	35,100	15,620
Jardine Cycle & Carriage Ltd.	1,111	34,893
Jardine Matheson Holdings Ltd.	2,000	121,220
Keppel Corp. Ltd.	11,600	45,849
Oversea-Chinese Banking Corp. Ltd.	24,550	155,722
Sembcorp Industries Ltd.	9,000	17,093
SembCorp Marine Ltd.	7,000	6,699
Singapore Airlines Ltd.	4,000	30,828
Singapore Exchange Ltd.	6,000	32,602
Singapore Press Holdings Ltd.	15,000	41,908
Singapore Technologies Engineering Ltd.	12,000	28,423
Singapore Telecommunications Ltd.	67,000	195,050
StarHub Ltd.	5,000	12,576
Suntec Real Estate Investment Trust	16,000	20,122
United Overseas Bank Ltd.	10,843	149,720
UOL Group Ltd.	4,210	17,319
Wilmar International Ltd.	17,000	40,141

		1,414,473

South Africa — 0.1%
Mediclinic International PLC	2,866	34,417
Mondi PLC	2,860	60,164

		94,581

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — 3.0%
Abertis Infraestructuras S.A.	5,591	$87,050
ACS Actividades de Construccion y Servicios S.A.	1,485	44,874
Aena S.A.144A @	588	86,728
Amadeus IT Holding S.A.	3,699	184,786
Banco Bilbao Vizcaya Argentaria S.A.	54,054	326,805
Banco de Sabadell S.A.	40,310	51,622
Banco Popular Espanol S.A.	26,681	32,999
Banco Santander S.A.	119,312	529,016
Bankia S.A.	36,141	29,637
Bankinter S.A.	4,820	34,285
CaixaBank	20,891	52,780
Distribuidora Internacional de Alimentacion S.A.	4,084	25,283
Enagas S.A.	1,740	52,336
Endesa S.A.	2,463	52,791
Ferrovial S.A.	3,615	76,955
Gas Natural SDG S.A.	2,914	59,888
Grifols S.A.	2,504	53,951
Iberdrola S.A.	44,269	300,965
Inditex S.A.	9,066	336,083
Mapfre S.A.	8,177	22,872
Red Electrica Corp. S.A.	3,632	78,357
Repsol S.A.	8,553	116,017
Telefonica S.A.	37,131	376,028
Zardoya Otis S.A.	1,669	16,049

		3,028,157

Sweden — 2.8%
Alfa Laval AB	2,088	32,736
Assa Abloy AB	8,433	171,338
Atlas Copco AB, A Shares	3,255	88,937
Atlas Copco AB, B Shares	5,275	158,826
Boliden AB	2,486	58,420
Electrolux AB, B Shares	1,720	43,126
Getinge AB, B Shares	1,448	28,069
Hennes & Mauritz AB, B Shares	7,930	223,698
Hexagon AB, B Shares	2,081	90,868
Husqvarna AB, B Shares	2,834	24,727
ICA Gruppen AB	521	17,205
Industrivarden AB, C Shares	1,227	22,698
Investor AB, B Shares	3,870	141,514
Kinnevik AB	1,832	46,725
Lundin Petroleum AB*	1,488	27,214
Nordea Bank AB	24,214	240,339
Sandvik AB	8,213	90,327
Securitas AB, B Shares	2,875	48,191
Skandinaviska Enskilda Banken AB, A Shares	12,133	121,913
Skanska AB, B Shares	2,985	69,695
SKF AB, B Shares	3,338	57,626
Svenska Cellulosa AB SCA, B Shares	5,106	151,654
Svenska Handelsbanken AB	12,645	173,782
Swedbank AB, A Shares	7,333	172,324
Swedish Match AB	1,496	54,896
Tele2 AB, B Shares	2,927	25,265
Telefonaktiebolaget LM Ericsson, B Shares	25,521	184,295

	Number of Shares	Value†

Sweden — (continued)
TeliaSonera AB	21,208	$94,980
Volvo AB, B Shares	11,928	136,121

		2,797,509

Switzerland — 9.6%
ABB Ltd.	16,336	366,740
Actelion Ltd.	835	144,567
Adecco S.A.	1,364	76,800
Aryzta AG	739	32,793
Baloise Holding AG	408	49,346
Barry Callebaut AG	17	22,591
Chocoladefabriken Lindt & Spruengli AG	1	68,250
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	40,458
Cie Financiere Richemont S.A.	4,351	265,136
Coca-Cola HBC AG	1,371	31,844
Credit Suisse Group AG	15,661	204,891
Dufry AG*	415	51,944
EMS-Chemie Holding AG	65	34,892
Galenica AG	31	32,899
Geberit AG	322	140,997
Givaudan S.A.	74	150,590
Glencore PLC*	102,414	281,615
Holcim Ltd.	3,838	207,406
Julius Baer Group Ltd.	1,951	79,386
Kuehne + Nagel International AG	444	64,441
Lonza Group AG	462	88,263
Nestle S.A.	26,139	2,059,640
Novartis AG	18,232	1,433,788
Pargesa Holding S.A.	272	18,633
Partners Group Holding AG	153	77,169
Roche Holding AG	5,764	1,429,875
Schindler Holding AG	145	27,403
Schindler Holding AG, Participation Certificates	349	65,453
SGS S.A.	43	96,269
Sika AG	18	87,526
Sonova Holding AG	427	60,435
STMicroelectronics N.V.	4,919	40,150
Swiss Life Holding AG	234	60,577
Swiss Prime Site AG	623	54,637
Swiss Re AG	2,784	251,176
Swisscom AG	202	95,999
Syngenta AG	773	338,163
The Swatch Group AG	253	71,538
The Swatch Group AG, Registered Shares	366	20,344
UBS Group AG*	30,283	412,397
Wolseley PLC	2,086	117,748
Zurich Insurance Group AG	1,250	321,667

		9,576,436

United Kingdom — 16.2%
3i Group PLC	8,609	72,586
Aberdeen Asset Management PLC	7,687	32,511
Admiral Group PLC	1,518	40,315
Aggreko PLC	2,157	26,658
Anglo American PLC*	11,958	149,971
Antofagasta PLC	3,403	23,112

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Ashtead Group PLC	3,679	$60,608
Associated British Foods PLC	2,872	96,786
AstraZeneca PLC	10,420	675,831
Auto Trader Group PLC144A @	7,720	40,575
Aviva PLC	32,002	182,716
Babcock International Group PLC	1,759	23,597
BAE Systems PLC	25,041	170,073
Barclays PLC	140,043	304,583
Barratt Developments PLC	7,726	49,499
Berkeley Group Holdings PLC	1,009	33,741
BHP Billiton PLC	16,770	252,685
BP PLC	154,775	902,747
British American Tobacco PLC	15,321	979,009
BT Group PLC	70,128	353,630
Bunzl PLC	2,897	85,612
Burberry Group PLC	3,582	64,024
Capita PLC	4,936	42,865
Carnival PLC	1,658	80,975
Centrica PLC	45,962	135,946
Cobham PLC	12,699	27,603
Coca-Cola European Partners PLC	1,676	66,743
Compass Group PLC	13,699	265,450
Croda International PLC	923	41,680
Diageo PLC	20,753	594,599
Direct Line Insurance Group PLC	9,937	46,985
Dixons Carphone PLC	7,844	37,465
easyJet PLC	1,334	17,412
Fiat Chrysler Automobiles N.V.	7,378	46,828
Fresnillo PLC	2,026	47,635
G4S PLC	12,521	36,970
GKN PLC	13,828	57,408
GlaxoSmithKline PLC	40,054	852,975
Hammerson PLC	6,716	51,098
Hargreaves Lansdown PLC	1,892	31,218
Hikma Pharmaceuticals PLC	1,108	28,981
HSBC Holdings PLC	164,056	1,230,548
ICAP PLC	4,325	26,129
IMI PLC	1,958	27,256
Imperial Brands PLC	7,929	408,361
Inmarsat PLC	3,494	31,927
Intercontinental Hotels Group PLC	1,619	66,731
International Consolidated Airlines Group S.A. (London Main Market Exchange)	2,764	14,287
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)	3,606	18,699
Intertek Group PLC	1,257	56,845
Intu Properties PLC	8,310	31,925
Investec PLC	4,543	27,734
ITV PLC	30,751	74,614
J. Sainsbury PLC	9,762	31,101
Johnson Matthey PLC	1,520	64,896
Kingfisher PLC	18,641	91,064
Land Securities Group PLC	6,374	87,408
Legal & General Group PLC	47,123	133,578
Lloyds Banking Group PLC	531,996	376,146
London Stock Exchange Group PLC	2,429	88,153

	Number of Shares	Value†

United Kingdom — (continued)
Marks & Spencer Group PLC	12,979	$55,700
Meggitt PLC	5,739	33,548
Merlin Entertainments PLC144A @	5,527	31,492
National Grid PLC	30,962	438,232
Next PLC	1,131	70,013
Old Mutual PLC	38,468	100,917
Pearson PLC	6,696	65,353
Persimmon PLC	2,549	59,965
Petrofac Ltd.	1,906	22,024
Provident Financial PLC	1,152	45,287
Prudential PLC	21,325	377,704
Reckitt Benckiser Group PLC	5,248	494,177
RELX PLC	9,316	176,655
Rio Tinto PLC	10,270	342,702
Rolls-Royce Holdings PLC	15,541	145,032
Royal Bank of Scotland Group PLC*	30,610	70,939
Royal Mail PLC	7,054	44,755
RSA Insurance Group PLC	7,501	53,084
SABMiller PLC	8,036	468,190
Schroders PLC	1,078	37,670
Segro PLC	6,648	39,103
Severn Trent PLC	1,743	56,592
Sky PLC	7,899	91,530
Smith & Nephew PLC	7,021	113,207
Smiths Group PLC	3,378	64,099
SSE PLC	8,300	168,685
St James’s Place PLC	4,100	50,378
Standard Chartered PLC*	27,445	223,503
Standard Life PLC	16,040	71,497
Tate & Lyle PLC	3,269	31,736
Taylor Wimpey PLC	25,341	50,615
Tesco PLC*	64,072	151,933
The British Land Co. PLC	7,994	65,536
The Sage Group PLC	8,870	84,846
The Weir Group PLC	1,715	37,789
Travis Perkins PLC	2,061	41,246
Unilever PLC	10,597	501,954
United Utilities Group PLC	5,606	72,880
Vodafone Group PLC	218,769	628,785
W.M. Morrison Supermarkets PLC	17,966	50,741
Whitbread PLC	1,474	74,816
William Hill PLC	7,259	28,621
Worldpay Group PLC144A @	12,768	49,019
WPP PLC	10,820	254,400

		16,156,057

TOTAL COMMON STOCKS (Cost $86,322,130)		100,249,975

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	477	35,162
Fuchs Petrolub S.E.	598	27,280
Henkel AG & Co. KGaA	1,496	203,345
Porsche Automobil Holding S.E.	1,203	61,401

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
Schaeffler AG	1,280	$20,245
Volkswagen AG	1,558	204,685
TOTAL PREFERRED STOCKS (Cost $442,047)		552,118

TOTAL INVESTMENTS — 101.3% (Cost $86,764,177)(a)		$100,802,093

Other Assets & Liabilities — (1.3)%		(1,335,164)

TOTAL NET ASSETS — 100.0%		$99,466,929

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $38,279.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $87,227,633. Net unrealized appreciation was $13,574,460. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,029,784 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,455,324.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.5%	$491,624
Aerospace & Defense	0.9%	929,938
Agriculture	1.9%	1,868,964
Airlines	0.2%	201,224
Apparel	1.0%	973,480
Auto Manufacturers	3.5%	3,528,181
Auto Parts & Equipment	1.4%	1,362,113
Banks	12.0%	12,015,377
Beverages	2.9%	2,921,805
Biotechnology	0.5%	482,521
Building & Real Estate	0.2%	160,079
Building Materials	1.4%	1,449,546
Building-Maintenance Service	0.1%	54,249
Chemicals	3.9%	3,900,110
Commercial Services	1.9%	1,950,469
Computers	0.5%	549,144
Cosmetics & Personal Care	0.9%	908,315
Distribution & Wholesale	1.0%	1,029,377
Diversified	— %+	28,757
Diversified Financial Services	2.1%	2,072,099
Diversified Operations	0.3%	255,114
Electric	2.6%	2,634,798

Electrical Components & Equipment	1.1%	$1,151,127
Electronics	1.4%	1,420,962
Energy-Alternate Sources	0.2%	224,577
Engineering & Construction	1.4%	1,397,824
Entertainment	0.3%	343,929
Environmental Control	— %+	18,855
Food	5.7%	5,759,753
Forest Products & Paper	0.4%	361,569
Gas	1.0%	952,295
Hand & Machine Tools	0.5%	476,803
Healthcare Products	1.2%	1,173,826
Healthcare Services	0.4%	382,146
Holding Companies	0.4%	357,593
Home Builders	0.3%	296,345
Home Furnishings	0.6%	618,260
Hotels & Resorts	0.1%	140,369
Household Products & Wares	0.6%	651,065
Industrial	0.1%	145,032
Insurance	5.1%	5,098,060
Internet	0.5%	460,343
Investment Companies	0.3%	286,373
Iron & Steel	0.5%	493,564
Leisure Time	0.3%	326,665
Lodging	0.3%	347,811
Machinery - Construction & Mining	0.4%	432,690
Machinery - Diversified	1.1%	1,098,975
Media	1.0%	985,581
Metal Fabricate/Hardware	0.3%	336,521
Mining	2.2%	2,240,174
Miscellaneous Manufacturing	1.2%	1,203,426
Mixed Industrial/Office	0.5%	489,181
Office & Business Equipment	0.3%	343,371
Oil & Gas	4.8%	4,766,195
Oil & Gas Services	0.1%	97,461
Packaging and Containers	0.1%	122,653
Pharmaceuticals	8.6%	8,617,259
Pipelines	0.1%	57,076
Real Estate	1.8%	1,826,386
Real Estate Investment Trusts	1.3%	1,301,155
Real Estate Management Services	0.1%	149,293
Retail	3.0%	2,985,384
Semiconductors	1.0%	968,017
Shipbuilding	— %+	17,149
Software	1.3%	1,266,677
Storage & Warehousing	— %+	14,309
Telecommunications	5.4%	5,396,767
Textiles	0.2%	183,847
Toys, Games & Hobbies	0.3%	281,613
Transportation	2.1%	2,092,249
Venture Capital	0.1%	72,586
Water	0.3%	251,550
	100.0%	$100,249,975

+ Unrounded.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,363,527	$7,363,527	$—	$—
Austria	189,312	189,312	—	—
Belgium	1,380,619	1,380,619	—	—
China	93,746	93,746	—	—
Denmark	1,777,309	1,777,309	—	—
Finland	970,279	970,279	—	—
France	9,305,492	9,267,213	38,279	—
Germany	8,547,134	8,547,134	—	—
Hong Kong	3,250,492	3,250,492	—	—
Ireland	1,234,400	1,234,400	—	—
Israel	695,541	695,541	—	—
Italy	1,750,127	1,750,127	—	—
Japan	23,867,093	23,867,093	—	—
Jersey	75,275	75,275	—	—
Luxembourg	271,027	271,027	—	—
Macau	20,527	20,527	—	—
Netherlands	5,422,703	5,422,703	—	—
New Zealand	191,212	191,212	—	—
Norway	635,158	635,158	—	—
Portugal	141,789	141,789	—	—
Singapore	1,414,473	1,414,473	—	—
South Africa	94,581	94,581	—	—
Spain	3,028,157	3,028,157	—	—
Sweden	2,797,509	2,797,509	—	—
Switzerland	9,576,436	9,576,436	—	—
United Kingdom	16,156,057	16,156,057	—	—
PREFERRED STOCKS
Germany	552,118	552,118	—	—
TOTAL INVESTMENTS	$100,802,093	$100,763,814	$38,279	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $92,902,872 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 99.0%
Australia — 2.8%
CSL Ltd.	73,094	$5,985,855
Ramsay Health Care Ltd.	63,476	3,843,762

		9,829,617

Belgium — 2.0%
Anheuser-Busch InBev N.V.	53,885	7,058,034

Canada — 3.6%
Alimentation Couche Tard, Inc., Class B	165,962	8,042,886
Canadian National Railway Co.	70,543	4,611,279

		12,654,165

China — 4.1%
Alibaba Group Holding Ltd. ADR*	70,264	7,433,228
Tencent Holdings Ltd.	264,793	7,271,532

		14,704,760

Denmark — 2.8%
Coloplast A/S, B Shares	47,657	3,695,846
Novo Nordisk A/S, B Shares	147,746	6,139,086

		9,834,932

France — 6.5%
Bureau Veritas S.A.	244,423	5,242,990
Essilor International S.A.	39,847	5,138,718
Hermes International	8,755	3,562,721
L’Oreal S.A.	28,048	5,296,475
Sodexo S.A.	30,886	3,677,772

		22,918,676

Germany — 3.1%
SAP S.E.	120,529	10,956,320

Hong Kong — 1.3%
Link REIT	635,851	4,672,723

India — 10.4%
HDFC Bank Ltd.~	942,960	20,907,851
Housing Development Finance Corp., Ltd.	603,670	12,634,184
ITC Ltd.	931,981	3,378,396

		36,920,431

Ireland — 4.5%
Accenture PLC, Class A	59,317	7,246,758
DCC PLC	41,494	3,778,195
Paddy Power Betfair PLC	44,003	4,977,704

		16,002,657

Japan — 6.2%
Daito Trust Construction Co., Ltd.	38,061	6,071,068
Japan Tobacco, Inc.	152,200	6,182,257
Shimano, Inc.	23,000	3,384,054
Unicharm Corp.	247,900	6,376,877

		22,014,256

Netherlands — 3.9%
Unilever N.V.	302,450	13,955,598

South Africa — 2.6%
Naspers Ltd., N Shares	52,418	9,073,003

	Number of Shares	Value†

Spain — 3.3%
Aena S.A.144A @	38,442	$5,670,064
Grifols S.A.	271,566	5,851,151

		11,521,215

Switzerland — 10.0%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,075	6,213,201
Nestle S.A.	179,065	14,109,548
Roche Holding AG	48,002	11,907,856
UBS Group AG*	246,181	3,352,521

		35,583,126

United Kingdom — 18.7%
British American Tobacco PLC	320,975	20,510,249
Diageo PLC	202,982	5,815,685
Domino’s Pizza Group PLC	1,073,577	5,197,286
Imperial Brands PLC	163,639	8,427,773
Lloyds Banking Group PLC	2,458,134	1,738,014
Reckitt Benckiser Group PLC	174,891	16,468,570
SABMiller PLC	139,079	8,102,967

		66,260,544

United States — 13.2%
Alphabet, Inc., Class C*	14,433	11,218,627
Mastercard, Inc., Class A	89,943	9,153,499
Philip Morris International, Inc.	193,828	18,843,958
The Priceline Group, Inc.*	5,048	7,428,081

		46,644,165

TOTAL COMMON STOCKS (Cost $270,188,535)		350,604,222

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,908,938)	2,908,938	2,908,938

TOTAL INVESTMENTS — 99.8% (Cost $273,097,473)(a)		$353,513,160

Other Assets & Liabilities — 0.2%		748,124

TOTAL NET ASSETS — 100.0%		$354,261,284

144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $20,907,851.
†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INTERNATIONAL EQUITY FUND

(a)	At September 30, 2016, the cost for Federal income tax purposes was $273,349,286. Net unrealized appreciation was $80,163,874. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $106,277,489 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $26,113,615.

ADR — American Depository Receipt.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 09/30/2016 ††
United Kingdom	19%
United States	14
India	10
Switzerland	10
France	6
Japan	6
Ireland	5
Other	30

Total	100%

††	% of total investments as of September 30, 2016

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	16.4%	$57,342,633
Apparel	1.0%	3,562,721
Banks	7.4%	25,998,386
Beverages	6.0%	20,976,686
Biotechnology	1.7%	5,985,855
Commercial Services	2.6%	8,920,762
Computers	2.1%	7,246,758
Cosmetics & Personal Care	3.3%	11,673,352
Diversified Financial Services	6.2%	21,787,683
Entertainment	1.4%	4,977,704
Food	9.8%	34,278,347
Healthcare Products	2.5%	8,834,564
Healthcare Services	1.1%	3,843,762
Household Products & Wares	4.7%	16,468,570
Internet	9.5%	33,351,468
Leisure Time	1.0%	3,384,054
Media	2.6%	9,073,003
Oil & Gas	1.1%	3,778,195
Pharmaceuticals	6.8%	23,898,093
Real Estate	1.7%	6,071,068
Real Estate Investment Trusts	1.3%	4,672,723
Retail	3.8%	13,240,172
Software	3.1%	10,956,320
Transportation	2.9%	10,281,343

	100.0%	$350,604,222

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$9,829,617	$9,829,617	$—	$—
Belgium	7,058,034	7,058,034	—	—
Canada	12,654,165	12,654,165	—	—
China	14,704,760	14,704,760	—	—
Denmark	9,834,932	9,834,932	—	—
France	22,918,676	22,918,676	—	—
Germany	10,956,320	10,956,320	—	—
Hong Kong	4,672,723	4,672,723	—	—
India	36,920,431	16,012,580	20,907,851	—
Ireland	16,002,657	16,002,657	—	—
Japan	22,014,256	22,014,256	—	—
Netherlands	13,955,598	13,955,598	—	—
South Africa	9,073,003	9,073,003	—	—
Spain	11,521,215	11,521,215	—	—
Switzerland	35,583,126	35,583,126	—	—
United Kingdom	66,260,544	66,260,544	—	—
United States	46,644,165	46,644,165	—	—
SHORT-TERM INVESTMENTS	2,908,938	2,908,938	—	—
TOTAL INVESTMENTS	$353,513,160	$332,605,309	$20,907,851	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $230,926,204 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 90.1%
Argentina — 2.1%
Banco Macro S.A. ADR	9,472	$741,184
Grupo Financiero Galicia S.A. ADR	23,608	734,445
MercadoLibre, Inc.	10,075	1,863,573

		3,339,202

Austria — 1.4%
Erste Group Bank AG	55,682	1,649,149
Vienna Insurance Group AG Wiener Versicherung Gruppe	26,749	542,979

		2,192,128

Brazil — 3.3%
BRF S.A.	122,029	2,085,504
Lojas Renner S.A.	99,747	753,589
Raia Drogasil S.A.	77,006	1,583,144
Ultrapar Participacoes S.A.	39,757	880,066

		5,302,303

Chile — 0.5%
S.A.C.I. Falabella	115,514	846,965

China — 12.5%
Alibaba Group Holding Ltd. ADR*	23,082	2,441,845
Bank of China Ltd., Class H	4,236,000	1,933,299
China Construction Bank Corp., Class H	3,845,930	2,851,078
China Machinery Engineering Corp.	376,000	220,081
China Pacific Insurance Group Co. Ltd., Class H	327,000	1,207,848
Chongqing Changan Automobile Co. Ltd., Class B	139,000	226,517
CRCC High-Tech Equipment Corp. Ltd.	613,500	285,536
Huadian Power International Corp. Ltd., Class H	566,000	253,943
JD.Com, Inc. ADR*	35,458	925,099
NetEase, Inc. ADR	2,303	554,516
New Oriental Education & Technology Group, Inc ADR*	10,613	492,019
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	578,000	178,101
Shenzhou International Group Holdings Ltd.	134,000	932,907
TAL Education Group ADR*	8,567	606,886
Tencent Holdings Ltd.	264,800	7,271,724

		20,381,399

Colombia — 0.2%
Grupo de Inversiones Suramericana S.A.	30,408	396,743

Czech Republic — 0.8%
Komercni Banka, A.S.	37,881	1,310,760

Egypt — 0.4%
Commercial International Bank Egypt SAE	133,745	724,456

Germany — 0.5%
adidas AG	4,589	796,460

Hong Kong — 5.2%
AIA Group Ltd.	287,800	1,912,755
China Mengniu Dairy Co. Ltd.	275,000	510,546
China Mobile Ltd.	284,000	3,436,311

	Number of Shares	Value†

Hong Kong — (continued)
China Overseas Land & Investment Ltd.	258,000	$874,813
China Unicom Hong Kong Ltd.	554,000	664,966
CSPC Pharmaceutical Group Ltd.	544,000	544,252
Shenzhen International Holdings Ltd.	269,000	445,998

		8,389,641

India — 9.5%
Ashok Leyland Ltd.	1,332,396	1,592,952
Bharat Financial Inclusion L*	59,837	791,461
Bharat Petroleum Corp. Ltd.	162,594	1,496,021
Glenmark Pharmaceuticals Ltd.	33,375	462,904
HDFC Bank Ltd.~	52,243	1,158,362
IndusInd Bank Ltd.	87,711	1,575,518
Larsen & Toubro Ltd.	68,570	1,475,985
Marico Ltd.	255,083	1,055,502
Maruti Suzuki India Ltd.	14,631	1,203,640
Shree Cement Ltd.	6,957	1,780,806
Shriram Transport Finance Co. Ltd.	93,661	1,635,550
Zee Entertainment Enterprises Ltd.	160,904	1,321,332

		15,550,033

Indonesia — 4.3%
Astra International Tbk PT	843,800	533,396
Bank Mandiri Persero Tbk PT	1,185,800	1,017,620
Bank Negara Indonesia Persero Tbk PT	1,659,900	705,880
Bumi Serpong Damai Tbk PT	4,863,400	819,821
Jasa Marga Persero Tbk PT	465,300	164,001
Link Net Tbk PT	1,685,000	562,915
Matahari Department Store Tbk PT	366,600	518,959
Semen Indonesia Persero Tbk PT	838,500	648,904
Surya Citra Media Tbk PT	1,771,800	380,127
Telekomunikasi Indonesia Persero Tbk PT	2,685,900	887,000
United Tractors Tbk PT	107,600	145,929
Xl Axiata Tbk PT*	3,046,975	630,360

		7,014,912

Japan — 0.5%
Nexon Co., Ltd.	55,300	858,907

Mexico — 5.5%
Alfa S.A.B. de C.V.	434,906	677,376
Alsea S.A.B.de C.V.	184,278	623,550
Cemex S.A.B. de C.V. ADR*	229,222	1,820,023
Fomento Economico Mexicano S.A.B. de C.V. ADR	27,420	2,523,737
Grupo Financiero Banorte S.A.B. de C.V., Series O	374,816	1,967,664
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	78,222	688,354
Mexichem S.A.B. de C.V.	322,168	719,944

		9,020,648

Netherlands — 1.0%
Steinhoff International Holdings NV	289,517	1,657,246

Pakistan — 1.2%
Lucky Cement Ltd.	138,700	899,296
United Bank Ltd.	537,600	1,023,064

		1,922,360

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Panama — 0.5%
Copa Holdings S.A., Class A	9,840	$865,231

Peru — 2.0%
Cia de Minas Buenaventura S.A. ADR*	70,031	969,229
Credicorp Ltd.	15,396	2,343,579

		3,312,808

Philippines — 3.5%
Ayala Corp.	36,120	638,310
BDO Unibank, Inc.	253,110	573,079
DMCI Holdings, Inc.	2,368,550	589,024
International Container Terminal Services, Inc.	371,540	589,928
LT Group, Inc.	488,750	154,199
Metro Pacific Investments Corp.	5,585,900	817,814
Metropolitan Bank & Trust Co.	680,313	1,196,633
SM Investments Corp.	84,050	1,167,289

		5,726,276

Poland — 2.4%
Bank Pekao S.A.	21,417	692,822
Bank Zachodni WBK S.A.	8,608	700,206
CCC S.A.	21,181	980,422
Eurocash S.A.	55,035	611,676
LPP S.A.	426	438,333
mBank SA*	531	47,457
Powszechna Kasa Oszczednosci Bank Polski S.A.	61,159	417,600

		3,888,516

Portugal — 0.8%
Jeronimo Martins SGPS, S.A.	77,893	1,350,586

Russia — 2.0%
Mail.Ru Group Ltd. GDR*	45,073	790,580
MMC Norilsk Nickel PJSC. ADR	49,872	796,955
X5 Retail Group N.V. GDR*	23,101	669,236
Yandex NV, Class A*	43,691	919,696

		3,176,467

Slovakia — 0.3%
Innocean Worldwide, Inc.	7,566	502,866

South Africa — 4.0%
AVI Ltd.	61,901	423,800
Clicks Group Ltd.	75,668	701,015
Naspers Ltd., N Shares	18,121	3,136,554
Sasol Ltd.	40,395	1,106,833
Vodacom Group Ltd.	108,168	1,215,013

		6,583,215

South Korea — 9.8%
Amorepacific Corp.	3,533	1,247,866
CJ Cheiljedang Corp.	1,527	503,292
CJ Corp.	3,028	511,380
Cosmax, Inc.	3,330	458,070
Coway Co. Ltd.	10,431	903,543
Hanwha Techwin Co. Ltd.	12,731	735,181
Hugel, Inc*	2,153	832,581
Hyundai Development Co.	26,972	1,256,334

	Number of Shares	Value†

South Korea — (continued)
Hyundai WIA Corp.	4,871	$383,010
Korea Aerospace Industries Ltd.	14,143	979,807
Korea Electric Power Corp.	18,063	885,642
Mando Corp.	2,709	607,548
NAVER Corp.	2,093	1,678,049
Samsung Electronics Co. Ltd.	2,681	3,889,988
Samsung Fire & Marine Insurance Co. Ltd.	156	39,589
SK Holdings Co. Ltd.	5,445	1,048,114

		15,959,994

Spain — 0.2%
Cemex Latam Holdings S.A.*	93,428	355,132

Switzerland — 0.6%
DKSH Holding AG	14,304	1,051,267

Taiwan — 9.2%
Advanced Semiconductor Engineering, Inc.	878,000	1,053,191
Catcher Technology Co. Ltd.	124,000	1,006,779
Delta Electronics, Inc.	159,242	848,397
E.sun Financial Holding Co. Ltd	865,600	492,924
Eclat Textile Co. Ltd.	53,314	636,118
Hon Hai Precision Industry Co. Ltd.	448,140	1,129,446
Largan Precision Co. Ltd.	6,000	723,549
Nien Made Enterprise Co. Ltd	63,000	810,978
PChome Online, Inc.	44,714	526,374
Pegatron Corp.	340,000	874,256
President Chain Store Corp.	50,000	397,186
Taiwan Mobile Co. Ltd.	163,000	585,012
Taiwan Semiconductor Manufacturing Co. Ltd.	748,769	4,359,489
Uni-President Enterprises Corp.	616,962	1,157,339
Yeong Guan Energy Technology Group Co. Ltd	61,000	334,721

		14,935,759

Thailand — 2.0%
Central Pattana PCL	486,100	817,181
Kasikornbank PCL NVDR	161,600	874,459
Minor International PCL	29,400	32,030
Minor International PCL NVDR	714,170	803,828
Sino-Thai Engineering & Construction PCL	995,100	677,759

		3,205,257

Turkey — 1.1%
Arcelik A.S.	138,848	977,165
Ulker Biskuvi Sanayi A.S.	104,183	742,230

		1,719,395

United Kingdom — 0.8%
Mondi PLC	61,409	1,291,055

United States — 2.0%
Samsonite International S.A.	702,000	2,253,597
Yum! Brands, Inc.	10,206	926,807

		3,180,404

TOTAL COMMON STOCKS (Cost $121,683,083)		146,808,391

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
PREFERRED STOCKS — 3.8%
Brazil — 2.6%
Banco Bradesco S.A.	233,283	$2,147,654
Itau Unibanco Holding S.A.	189,406	2,082,089

		4,229,743

Colombia — 0.2%
Grupo de Inversiones Suramericana S.A.	26,055	337,056

South Korea — 1.0%
Samsung Electronics Co. Ltd.	1,372	1,607,010

TOTAL PREFERRED STOCKS (Cost $6,257,835)		6,173,809

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,952,409)	1,952,409	1,952,409

TOTAL INVESTMENTS — 95.1% (Cost $129,893,327)(a)		$154,934,609

Other Assets & Liabilities — 4.9%		7,984,984

TOTAL NET ASSETS — 100.0%		$162,919,593

~	Fair valued security. The total market value of fair valued securities at September 30, 2016 is $1,158,362.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $131,148,577. Net unrealized appreciation was $23,786,032. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,638,754 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,852,722.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

NVDR — Non Voting Depository Receipt.

PCL — Public Company Limited.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	1.0%	$1,554,133
Aerospace & Defense	1.2%	1,714,988
Airlines	0.6%	865,231
Apparel	1.9%	2,803,818
Auto Manufacturers	2.0%	3,023,109
Auto Parts & Equipment	0.7%	990,558
Banks	17.0%	24,926,668
Beverages	1.8%	2,677,936
Biotechnology	0.6%	832,581
Building Materials	4.3%	6,315,139
Chemicals	1.1%	1,600,010
Commercial Services	1.6%	2,298,832
Computers	0.7%	1,048,114
Cosmetics & Personal Care	1.2%	1,705,936
Diversified Financial Services	2.0%	2,919,935
Electric	0.8%	1,139,585
Electrical Components & Equipment	1.2%	1,722,653
Electronics	0.8%	1,129,446
Engineering & Construction	3.1%	4,504,719
Food	5.2%	7,630,409
Forest Products & Paper	0.9%	1,291,055
Holding Companies	1.1%	1,612,556
Home Furnishings	2.4%	3,537,954
Household Products & Wares	2.2%	3,309,099
Insurance	2.5%	3,703,171
Internet	11.6%	16,979,855
Investment Companies	0.3%	396,743
Iron & Steel	0.2%	334,721
Lodging	0.1%	178,101
Machinery - Construction & Mining	0.1%	145,929
Media	3.3%	4,838,013
Metal Fabricate/Hardware	0.7%	1,006,779
Mining	1.2%	1,766,184
Miscellaneous Manufacturing	0.5%	723,549
Oil & Gas	1.8%	2,602,854
Pharmaceuticals	0.7%	1,007,156
Real Estate	2.1%	3,150,125
Retail	6.7%	9,868,180
Semiconductors	6.3%	9,302,668
Software	1.0%	1,413,423
Telecommunications	5.0%	7,418,662
Water	0.5%	817,814

	100.0%	$146,808,391

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$3,339,202	$3,339,202	$—	$—
Austria	2,192,128	2,192,128	—	—
Brazil	5,302,303	5,302,303	—	—
Chile	846,965	846,965	—	—
China	20,381,399	20,381,399	—	—
Colombia	396,743	396,743	—	—
Czech Republic	1,310,760	1,310,760	—	—
Egypt	724,456	724,456	—	—
Germany	796,460	796,460	—	—
Hong Kong	8,389,641	8,389,641	—	—
India	15,550,033	14,391,671	1,158,362	—
Indonesia	7,014,912	7,014,912	—	—
Japan	858,907	858,907	—	—
Mexico	9,020,648	9,020,648	—	—
Netherlands	1,657,246	1,657,246	—	—
Pakistan	1,922,360	1,922,360	—	—
Panama	865,231	865,231	—	—
Peru	3,312,808	3,312,808	—	—
Philippines	5,726,276	5,726,276	—	—
Poland	3,888,516	3,888,516	—	—
Portugal	1,350,586	1,350,586	—	—
Russia	3,176,467	3,176,467	—	—
Slovakia	502,866	502,866	—	—
South Africa	6,583,215	6,583,215	—	—
South Korea	15,959,994	15,959,994	—	—
Spain	355,132	355,132	—	—
Switzerland	1,051,267	1,051,267	—	—
Taiwan	14,935,759	14,935,759	—	—
Thailand	3,205,257	3,205,257	—	—
Turkey	1,719,395	1,719,395	—	—
United Kingdom	1,291,055	1,291,055	—	—
United States	3,180,404	3,180,404	—	—
PREFERRED STOCKS	6,173,809	6,173,809	—	—
SHORT-TERM INVESTMENTS	1,952,409	1,952,409	—	—

TOTAL INVESTMENTS	$154,934,609	$153,776,247	$1,158,362	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $89,603,937 was transferred from Level 2 into Level 1 at 9/30/16 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 4.8%
Entertainment — 1.5%
Gaming and Leisure Properties, Inc.	65,007	$2,174,484

Healthcare Services — 0.7%
Brookdale Senior Living, Inc.*	57,768	1,008,052

Hotels & Resorts — 0.4%
La Quinta Holdings Inc*	59,159	661,398

Lodging — 2.2%
Extended Stay America, Inc.	49,229	699,052
Hilton Worldwide Holdings, Inc.	107,305	2,460,503

		3,159,555

TOTAL COMMON STOCKS (Cost $7,465,578)		7,003,489

REAL ESTATE INVESTMENT TRUSTS — 93.1%
Apartments — 21.3%
American Campus Communities, Inc.	55,861	2,841,649
American Homes 4 Rent, Class A	104,996	2,272,113
Apartment Investment & Management Co., Class A	124,236	5,703,675
AvalonBay Communities, Inc.	10,019	1,781,779
Camden Property Trust	24,724	2,070,388
Education Realty Trust, Inc.	49,716	2,144,748
Equity Residential	27,092	1,742,828
Essex Property Trust, Inc.	19,010	4,233,527
UDR, Inc.	221,312	7,965,019

		30,755,726

Building & Real Estate — 5.2%
National Retail Properties, Inc.	43,331	2,203,381
Spirit Realty Capital, Inc.	260,661	3,474,611
STORE Capital Corp.	61,487	1,812,022

		7,490,014

Diversified — 11.7%
American Tower Corp.	12,802	1,450,851
Digital Realty Trust, Inc.	45,484	4,417,406
DuPont Fabros Technology, Inc.	64,674	2,667,803
Equinix, Inc.	14,031	5,054,668
Retail Properties of America, Inc., Class A	92,148	1,548,086
Vornado Realty Trust	18,330	1,855,179

		16,993,993

Healthcare — 10.2%
HCP, Inc.	166,613	6,322,963
Healthcare Trust of America, Inc., Class A	83,760	2,732,251
Medical Properties Trust, Inc.	169,268	2,500,088
Omega Healthcare Investors, Inc.	51,081	1,810,822
Physicians Realty Trust	67,349	1,450,698

		14,816,822

Hotels & Resorts — 0.7%
Pebblebrook Hotel Trust	38,599	1,026,733

Industrial — 7.3%
Prologis, Inc.	161,951	8,670,857

	Number of Shares	Value†

Industrial — (continued)
QTS Realty Trust, Inc., Class A	34,459	$1,821,158

		10,492,015

Manufactured Homes — 2.0%
Sun Communities, Inc.	37,124	2,913,491

Office Property — 13.7%
Alexandria Real Estate Equities, Inc.	34,409	3,742,667
Douglas Emmett, Inc.	77,419	2,835,858
Empire State Realty Trust, Inc., Class A	70,186	1,470,397
Equity Commonwealth*	49,384	1,492,384
Gramercy Property Trust	153,851	1,483,124
Hudson Pacific Properties, Inc.	66,888	2,198,609
Kilroy Realty Corp.	50,327	3,490,177
SL Green Realty Corp.	29,253	3,162,249

		19,875,465

Regional Malls — 12.1%
General Growth Properties, Inc.	38,307	1,057,273
Simon Property Group, Inc.	74,161	15,352,069
Tanger Factory Outlet Centers, Inc.	27,707	1,079,465

		17,488,807

Storage & Warehousing — 3.4%
CubeSmart	94,128	2,565,929
Extra Space Storage, Inc.	29,161	2,315,675

		4,881,604

Strip Centers — 5.5%
Brixmor Property Group, Inc.	181,712	5,049,777
DDR Corp.	163,912	2,856,986

		7,906,763

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $118,191,828)		134,641,433

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $489,851)	489,851	489,851

TOTAL INVESTMENTS — 98.2% (Cost $126,147,257)(a)		$142,134,773

Other Assets & Liabilities — 1.8%		2,531,680

TOTAL NET ASSETS — 100.0%		$144,666,453

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $126,325,855. Net unrealized appreciation was $15,808,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,931,382 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,122,464.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$7,003,489	$7,003,489	$—	$—
REAL ESTATE INVESTMENT TRUSTS	134,641,433	134,641,433	—	—
SHORT-TERM INVESTMENTS	489,851	489,851	—	—

TOTAL INVESTMENTS	$142,134,773	$142,134,773	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 55.7%
Penn Series Flexibly Managed Fund*	41,041	$1,862,857
Penn Series Index 500 Fund*	143,159	2,483,809
Penn Series Large Cap Growth Fund*	87,767	1,241,904
Penn Series Large Cap Value Fund*	213,661	4,967,618
Penn Series Large Core Value Fund*	325,319	4,967,617
Penn Series Large Growth Stock Fund*	40,852	1,241,904
Penn Series Mid Cap Growth Fund*	83,071	1,241,904
Penn Series Mid Cap Value Fund*	144,542	3,104,761
Penn Series Mid Core Value Fund*	154,620	3,104,761
Penn Series Real Estate Securities Fund*	89,906	1,862,857
Penn Series Small Cap Growth Fund*	60,015	1,862,857
Penn Series Small Cap Index Fund*	33,565	620,952
Penn Series Small Cap Value Fund*	62,659	1,862,857
Penn Series SMID Cap Growth Fund*	60,375	1,241,904
Penn Series SMID Cap Value Fund*	138,174	3,104,761

TOTAL AFFILIATED EQUITY FUNDS (Cost $24,433,489)		34,773,323

AFFILIATED FIXED INCOME FUNDS — 8.9%
Penn Series High Yield Bond Fund*	103,406	1,241,904
Penn Series Limited Maturity Bond Fund*	156,674	1,862,857
Penn Series Quality Bond Fund*	172,967	2,483,809

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,447,409)		5,588,570

AFFILIATED INTERNATIONAL EQUITY FUNDS — 34.8%
Penn Series Developed International Index Fund*	536,228	6,209,522
Penn Series Emerging Markets Equity Fund*	614,251	6,830,474
Penn Series International Equity Fund*	344,290	8,693,330

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,100,350)		21,733,326

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $408,324)	408,324	408,324

TOTAL INVESTMENTS — 100.1% (Cost $48,389,572)(a)		$62,503,543

Other Assets & Liabilities — (0.1)%		(79,970)

TOTAL NET ASSETS — 100.0%		$62,423,573

*	Non-income producing security.
†	See Security Valuation Note.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $48,780,162. Net unrealized appreciation was $13,723,381. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,113,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $390,590.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$34,773,323	$34,773,323	$—	$—
AFFILIATED FIXED INCOME FUNDS	5,588,570	5,588,570	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	21,733,326	21,733,326	—	—
SHORT-TERM INVESTMENTS	408,324	408,324	—	—

TOTAL INVESTMENTS	$62,503,543	$62,503,543	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 54.8%
Penn Series Flexibly Managed Fund*	308,677	$14,010,856
Penn Series Index 500 Fund*	538,361	9,340,571
Penn Series Large Cap Growth Fund*	330,056	4,670,285
Penn Series Large Cap Value Fund*	803,490	18,681,142
Penn Series Large Core Value Fund*	1,223,388	18,681,142
Penn Series Large Growth Stock Fund*	153,628	4,670,285
Penn Series Mid Cap Growth Fund*	312,394	4,670,285
Penn Series Mid Cap Value Fund*	434,850	9,340,571
Penn Series Mid Core Value Fund*	465,168	9,340,571
Penn Series Real Estate Securities Fund*	338,100	7,005,428
Penn Series Small Cap Growth Fund*	150,460	4,670,285
Penn Series Small Cap Index Fund*	252,448	4,670,286
Penn Series Small Cap Value Fund*	235,635	7,005,428
Penn Series SMID Cap Growth Fund*	113,522	2,335,143
Penn Series SMID Cap Value Fund*	415,691	9,340,571

TOTAL AFFILIATED EQUITY FUNDS (Cost $83,213,739)		128,432,849

AFFILIATED FIXED INCOME FUNDS — 17.9%
Penn Series High Yield Bond Fund*	388,866	4,670,286
Penn Series Limited Maturity Bond Fund*	1,178,373	14,010,856
Penn Series Quality Bond Fund*	1,626,144	23,351,427

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,292,912)		42,032,569

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.9%
Penn Series Developed International Index Fund*	1,411,572	16,345,999
Penn Series Emerging Markets Equity Fund*	1,679,959	18,681,142
Penn Series International Equity Fund*	1,109,771	28,021,712

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $51,184,236)		63,048,853

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,111,957)	1,111,957	1,111,957

TOTAL INVESTMENTS — 100.1% (Cost $173,802,844)(a)		$234,626,228

Other Assets & Liabilities — (0.1)%		(129,512)

TOTAL NET ASSETS — 100.0%		$234,496,716

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $174,997,230. Net unrealized appreciation was $59,628,998. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $60,876,926 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,247,928.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$128,432,849	$128,432,849	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,032,569	42,032,569	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	63,048,853	63,048,853	—	—
SHORT-TERM INVESTMENTS	1,111,957	1,111,957	—	—

TOTAL INVESTMENTS	$234,626,228	$234,626,228	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 42.9%
Penn Series Flexibly Managed Fund*	445,590	$20,225,315
Penn Series Index 500 Fund*	582,862	10,112,658
Penn Series Large Cap Growth Fund*	238,225	3,370,886
Penn Series Large Cap Value Fund*	724,922	16,854,430
Penn Series Large Core Value Fund*	1,103,761	16,854,429
Penn Series Large Growth Stock Fund*	221,769	6,741,772
Penn Series Mid Cap Growth Fund*	450,955	6,741,772
Penn Series Mid Cap Value Fund*	470,794	10,112,658
Penn Series Mid Core Value Fund*	839,364	16,854,429
Penn Series Real Estate Securities Fund*	325,375	6,741,772
Penn Series Small Cap Growth Fund*	108,598	3,370,886
Penn Series Small Cap Index Fund*	364,420	6,741,772
Penn Series Small Cap Value Fund*	340,150	10,112,658
Penn Series SMID Cap Growth Fund*	163,874	3,370,886
Penn Series SMID Cap Value Fund*	300,034	6,741,772

TOTAL AFFILIATED EQUITY FUNDS (Cost $91,669,739)		144,948,095

AFFILIATED FIXED INCOME FUNDS — 37.9%
Penn Series High Yield Bond Fund*	842,020	10,112,658
Penn Series Limited Maturity Bond Fund*	2,551,554	30,337,973
Penn Series Quality Bond Fund*	6,103,275	87,643,034

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $112,890,098)		128,093,665

AFFILIATED INTERNATIONAL EQUITY FUNDS — 19.0%
Penn Series Developed International Index Fund*	1,455,478	16,854,430
Penn Series Emerging Markets Equity Fund*	1,515,686	16,854,430
Penn Series International Equity Fund*	1,201,504	30,337,973

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $48,447,027)		64,046,833

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $3,260,144)	3,260,144	3,260,144

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,040,842)	1,040,842	1,040,842

TOTAL INVESTMENTS — 101.1% (Cost $257,307,850)(a)		$341,389,579

Other Assets & Liabilities — (1.1)%		(3,558,450)

TOTAL NET ASSETS — 100.0%		$337,831,129

(a)	At September 30, 2016, the cost for Federal income tax purposes was $258,640,542. Net unrealized appreciation was $82,749,037. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $84,218,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,469,494.
†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$144,948,095	$144,948,095	$—	$—
AFFILIATED FIXED INCOME FUNDS	128,093,665	128,093,665	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	64,046,833	64,046,833	—	—
AFFILIATED MONEY MARKET FUNDS	3,260,144	3,260,144	—	—
SHORT-TERM INVESTMENTS	1,040,842	1,040,842	—	—

TOTAL INVESTMENTS	$341,389,579	$341,389,579	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.9%
Penn Series Flexibly Managed Fund*	176,962	$8,032,324
Penn Series Index 500 Fund*	115,740	2,008,081
Penn Series Large Cap Growth Fund*	70,957	1,004,041
Penn Series Large Cap Value Fund*	215,923	5,020,202
Penn Series Large Core Value Fund*	328,762	5,020,202
Penn Series Large Growth Stock Fund*	33,028	1,004,040
Penn Series Mid Cap Value Fund*	46,743	1,004,040
Penn Series Mid Core Value Fund*	100,004	2,008,081
Penn Series Real Estate Securities Fund*	96,915	2,008,081
Penn Series Small Cap Index Fund*	54,272	1,004,041
Penn Series Small Cap Value Fund*	67,544	2,008,081
Penn Series SMID Cap Value Fund*	44,684	1,004,040

TOTAL AFFILIATED EQUITY FUNDS (Cost $20,110,065)		31,125,254

AFFILIATED FIXED INCOME FUNDS — 56.7%
Penn Series High Yield Bond Fund*	250,801	3,012,121
Penn Series Limited Maturity Bond Fund*	1,604,438	19,076,769
Penn Series Quality Bond Fund*	2,447,174	35,141,417

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $50,186,140)		57,230,307

AFFILIATED INTERNATIONAL EQUITY FUNDS — 11.9%
Penn Series Developed International Index Fund*	260,114	3,012,122
Penn Series Emerging Markets Equity Fund*	270,874	3,012,121
Penn Series International Equity Fund*	238,584	6,024,243

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $9,211,561)		12,048,486

AFFILIATED MONEY MARKET FUND — 1.0%
Penn Series Money Market Fund (Cost $978,711)	978,711	978,711

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $740,621)	740,621	740,621

TOTAL INVESTMENTS — 101.2% (Cost $81,227,098)(a)		$102,123,379

Other Assets & Liabilities — (1.2)%		(1,256,802)

TOTAL NET ASSETS — 100.0%		$100,866,577

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $81,576,823. Net unrealized appreciation was $20,546,556. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,896,281 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $349,725.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$31,125,254	$31,125,254	$—	$—
AFFILIATED FIXED INCOME FUNDS	57,230,307	57,230,307	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	12,048,486	12,048,486	—	—
AFFILIATED MONEY MARKET FUNDS	978,711	978,711	—	—
SHORT-TERM INVESTMENTS	740,621	740,621	—	—

TOTAL INVESTMENTS	$102,123,379	$102,123,379	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2016 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 17.5%
Penn Series Flexibly Managed Fund*	105,433	$4,785,598
Penn Series Index 500 Fund*	34,478	598,200
Penn Series Large Cap Value Fund*	77,187	1,794,599
Penn Series Large Core Value Fund*	117,525	1,794,599
Penn Series Mid Core Value Fund*	59,582	1,196,400
Penn Series Real Estate Securities Fund*	28,871	598,200

TOTAL AFFILIATED EQUITY FUNDS (Cost $8,025,989)		10,767,596

AFFILIATED FIXED INCOME FUNDS — 75.1%
Penn Series High Yield Bond Fund*	149,425	1,794,599
Penn Series Limited Maturity Bond Fund*	1,459,024	17,347,793
Penn Series Quality Bond Fund*	1,874,581	26,918,989

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $40,347,308)		46,061,381

AFFILIATED INTERNATIONAL EQUITY FUNDS — 4.9%
Penn Series Developed International Index Fund*	103,316	1,196,399
Penn Series Emerging Markets Equity Fund*	53,795	598,200
Penn Series International Equity Fund*	47,382	1,196,400

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,713,844)		2,990,999

AFFILIATED MONEY MARKET FUND — 3.8%
Penn Series Money Market Fund (Cost $2,349,591)	2,349,591	2,349,591

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $897,719)	897,719	897,719

TOTAL INVESTMENTS — 102.8% (Cost $54,334,451)(a)		$63,067,286

Other Assets & Liabilities — (2.8)%		(1,743,969)

TOTAL NET ASSETS — 100.0%		$61,323,317

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At September 30, 2016, the cost for Federal income tax purposes was $54,447,565. Net unrealized appreciation was $8,619,721. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,732,835 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $113,114.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 09/30/2016	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$10,767,596	$10,767,596	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,061,381	46,061,381	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,990,999	2,990,999	—	—
AFFILIATED MONEY MARKET FUNDS	2,349,591	2,349,591	—	—
SHORT-TERM INVESTMENTS	897,719	897,719	—	—

TOTAL INVESTMENTS	$63,067,286	$63,067,286	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended September 30, 2016, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at September 30, 2016 consist of $4,529,340 of equities in the Large Growth Stock Fund, which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

DERIVATIVE FINANCIAL INSTRUMENTS:

The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the period ended September 30, 2016. Open futures contracts held by the Index 500, Developed International Index and Small Cap Index Funds at September 30, 2016 were as follows:

Fund	Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Unrealized Appreciation (Depreciation)
Limited Maturity Bond	Buy/Long	US Treasury Note	9/30/2016	15	1,000	$133	$54,141
Limited Maturity Bond	Buy/Long	US Treasury Note	10/5/2016	5	2,000	110	7,657
Limited Maturity Bond	Buy/Long	US Treasury Note	10/5/2016	195	2,000	110	295,562

							357,360

Quality Bond	Sell/Short	US Treasury Note	9/30/2016	(175)	1,000	133	(583,789)
Quality Bond	Buy/Long	US Treasury Note	9/30/2016	75	1,000	172	759,375
Quality Bond	Buy/Long	US Treasury Note	10/5/2016	150	1,000	122	336,328
Quality Bond	Sell/Short	US Treasury Note	10/5/2016	(150)	2,000	110	(225,000)
Quality Bond	Sell/Short	US Treasury Ultra Bond	9/30/2016	(95)	1,000	186	(1,096,211)

							(809,297)

Index 500	Buy/Long	E-Mini S&P 500 Index	9/16/2016	32	50	2,090	38,712

Small Cap Index	Buy/Long	Russell 2000 Mini Index	9/16/2016	11	100	1,147	3,520

Developed International Index	Buy/Long	E-Mini MSCI EAFE Index	9/16/2016	33	50	1,615	(5,775)

The total market value of futures contracts held in the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds as of September 30, 2016 are classified as Level 1.

Open forward foreign currency contracts held by High Yield Bond Fund at September 30, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Canadian Dollar	CIBC World Markets Corp.	09/15/2016	(753,000)	1.31108	$(569,370)	$(574,336)	$(4,966)
Buy	Euro	Citibank	12/15/2016	687,730	0.88706	771,230	775,294	4,064
Sell	Euro	Citibank	12/15/2016	(6,167,210)	0.88706	(6,946,247)	(6,952,434)	(6,187)
Sell	Pounds Sterling	RBC Dominion Securities Inc.	10/14/2016	(1,539,000)	0.77130	(2,026,170)	(1,995,336)	30,834
Sell	Pounds Sterling	CIBC World Markets Corp.	10/14/2016	(111,934)	0.77130	(146,046)	(145,124)	922
Sell	Pounds Sterling	BNYMellon	10/14/2016	(67,000)	0.77130	(87,130)	(86,866)	264
Sell	Swiss Francs	BAML	11/18/2016	(183,000)	0.96869	(190,903)	(188,914)	1,989

Total								$26,920

Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Buy	Canadian Dollar	Morgan Stanley	12/30/2016	71,169	1.31108	$54,451	$54,283	$(168)
Sell	Canadian Dollar	Morgan Stanley	12/30/2016	(2,500,766)	1.31108	(1,889,347)	(1,907,410)	(18,063)
Buy	Euro	UBS	12/30/2016	27,421	0.88637	30,849	30,936	87
Sell	Euro	UBS	12/30/2016	(970,253)	0.88637	(1,090,797)	(1,094,636)	(3,839)
Sell	Japanese Yen	Credit Suisse	12/30/2016	(39,957,993)	100.97319	(399,826)	(395,729)	4,097

Total								$(17,886)

Open forward foreign currency contracts held by Emerging Markets Fund at September 30, 2016 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/(Loss)
Sell	Euro	BNYMellon	10/20/2016	(2,855,122)	0.88936	$(3,194,967)	$(3,210,295)	$(15,328)

Total								$(15,328)

The total market value of forward foreign currency contracts held in the High Yield Bond, Mid Core Value and Emerging Markets Equity Funds as of September 30, 2016 are classified as Level 2.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  11/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  11/15/2016

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  11/15/2016

*	Print the name and title of each signing officer under his or her signature.